EXHIBIT 99.3

AMC Exception Grades

Exception Grades

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable	Scope
xxxxxx	724853	xxxxxx	12461495	xxxxxx	xxxxxx	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 485 is less than Guideline representative FICO score of 600.	Lender Exception	36.72462% DTI on this Dull documentation loan < 50% guideline max - 13.27538% below program guideline maximum 48.61 months reserves > 3 months guideline minimum 36.55352% LTV < 75% guideline max Borrower has been employed as a xxxxxx with xxxxxx for the past 2.74 years and has been in the same line of work for the past 22 years. Overall monthly payment reduction of approximately $540	Reviewer Comment (2019-06-26): xxxxxx has elected to waive this exception based on compensating factors.			05/17/2019	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	724853	xxxxxx	12461498	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Origination Compensation disclosure not provided, unable to determine if compensation was based on a term of the transaction					05/17/2019	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	727909	xxxxxx	13473265	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Telephone Listing / Internet Search / Directory Assistance	Lender Exception in file for no phone/address listing; however, the compensating factor of LTV/CLTV 10% or more below the maximum allowed under applicable guides in invalid. Max LTV for borrower with limited tradelines is 75%. Loan closed at 75%. Provide revised Investor Exception.	Self-employed for > 10 years Credit Score 30+ points > minimum required Residual income 2.5x the amount required by guidelines	Reviewer Comment (2019-08-27): Client elects to waive the exception with verified compensating factors Reviewer Comment (2019-08-23): LTV/CLTV 10% or more below the maximum allowed in guidelines is not a valid comp factor. Maximum LTV is 75% and loan closed at 75%. Provide an updated Exception Request Report with valid comp factors.			08/27/2019	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	727909	xxxxxx	13473344	xxxxxx	xxxxxx	Credit	Asset	Asset Documentation	Asset	Guideline Issue: Insufficient asset documentation.	Financial Institution: xxxxxx / End date: xxxxxx // Account Type: Checking / Account Number: 0360	Printout for this acct was provided which is from xxxxxx to xxxxxx does not cover the required 60 days AND does not include borrower name.		Reviewer Comment (2019-08-23): Additional Statements for xxxxxx #0360 for May and June provided	08/23/2019			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	727909	xxxxxx	13473510	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.34693% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .34693%).			Reviewer Comment (2019-08-21): Client elects to waive			08/21/2019	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	727909	xxxxxx	13473522	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on xxxxxx disclosed a Closing Date that did not match the actual date of consummation. (Final xxxxxx)	CD Closing Date xxxxxx ; Notary xxxxxx		Reviewer Comment (2019-08-21): Client elects to waive			08/21/2019	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	727909	xxxxxx	13475439	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Payment shock exceeds 300% and DTI exceeds 36%. Loan file missing Underwriter justification of borrower's ability to handle the increased payment.		Reviewer Comment (2019-08-23): Underwriter justification of payment shock provided	08/23/2019			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	727909	xxxxxx	13475461	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing gift funds documentation. Loan closed xxxxxx Wire confirmation for gift funds in the amount of $48,500 were wired on xxxxxx Additionally, missing statement or other documentation from donors acct #8960 as proof of funds to give.		Reviewer Comment (2019-08-26): PC CD shows gift funds amount verified with wire confirmation. Reviewer Comment (2019-08-23): Certified copy of Final Settlement Statement shows the disbursement date of xxxxxx . Missing statement or other documentation from donor’s account #8960 as proof of funds to give.	08/26/2019			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	740298	xxxxxx	16225175	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: AUS not provided		The loan was approved as Full Doc, and is missing either an AUS or Alternative Lending Form.		Reviewer Comment (2020-02-19): DU provided. Condition cleared.	02/19/2020			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	740298	xxxxxx	16225177	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Borrower Ability to Repay Attestation not provided				Reviewer Comment (2020-02-19): Document received.Condition cleared	02/19/2020			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	740298	xxxxxx	16226808	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.12834% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .12834%).			Reviewer Comment (2020-02-13): Client elects to waive			02/13/2020	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	740298	xxxxxx	16226809	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	Massachusetts HPML Threshold Test Compliant	Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 7.01160% or Final Disclosure APR of 7.07000% is in excess of allowable threshold of APOR 3.78% + 2.5%, or 6.28000% Compliant Higher Priced Loan.			Reviewer Comment (2020-02-13): Client elects to waive			02/13/2020	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	740298	xxxxxx	16226812	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent Only). Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77168)	Due to all Loan Estimates reflecting "Attorney Review Fee" of $350 in section B, which was subsequently moved to Section C of the Final CD and changed to "Title- Attorney Review Fee".		Reviewer Comment (2020-02-18): SitusAMC borrower chose Settlement Service Provider.	02/18/2020			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	740298	xxxxxx	16230959	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	The initial LE was issued on xxxxxx and the E-Consent disclosure was signed on xxxxxx .		Reviewer Comment (2020-03-03): SitusAMC received required documents, exception is cleared. Reviewer Comment (2020-02-21): Testing indicates the application date is xxxxxx . Exception must remain based on current loan file data. Reviewer Comment (2020-02-18): Reviewed LE submitted. The date of LE is xxxxxx with borrower acknowledging with signature xxxxxx there is still no evidence that the Disclosure was signed or reviewed in 3 days. Exception can not be cleared.	03/03/2020			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	740298	xxxxxx	16230989	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The only CD provided was issued on xxxxxx and signed on xxxxxx .		Reviewer Comment (2020-02-18): SitusAMC received xxxxxx Closing Disclosure.	02/18/2020			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748407	xxxxxx	18929918	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx W-2 Transcript (2016), W-2 Transcript (2017)	W2 Transcripts were not provided.	Borrower has worked in the same position for more than 3 years. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2021-06-02): Per the updated guidelines, this is no longer required. Reviewer Comment (2020-12-10): The client elects to waive with comp factors	06/02/2021			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748407	xxxxxx	18930023	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	Missing secondary valuation		Reviewer Comment (2020-12-17): CDAwas provided Reviewer Comment (2020-12-16): Client elects to waive Reviewer Comment (2020-11-16): Once client confirmation is received, CDA will be ordered. File will be updated upon receipt.	12/17/2020			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748407	xxxxxx	18935881	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $77.00 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2020-11-09): Sufficient Cure Provided At Closing		11/09/2020		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	C	B	A	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	748407	xxxxxx	18935938	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A gap credit report is required within ten 10 days prior to closing.	Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2021-06-02): Per the updated guidelines, this is no longer required. Reviewer Comment (2020-12-08): Client elects to waive with verified compensation factors	06/02/2021			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748407	xxxxxx	18952331	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide evidence why loan is not GSE salable due to Approve/Eligible in file.	Reviewer Comment (2020-12-16): Undisclosed debt documents provided.

Reviewer Comment (2020-12-15): Based on seller's response, this cannot be waived as if there is a DTI issue, a DTI exception will be warranted. We will need to see the new debt/payment so it can be added and loan revised.

Reviewer Comment (2020-12-07): The AUS has a DTI of 56%. The previous seller comments reflect undisclosed debt was added, however no documentation for this debt was submitted. Note, this loan will now have a DTI issue upon receipt.

Reviewer Comment (2020-12-01): GLs require an AUS Finding with a "Refer" or "Approve/Ineligible" response or a completed Alternative Loan Review Form to verify GSE or Government program ineligibility.  Exception remains.
															06/02/2021			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748407	xxxxxx	18952341	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the Occupancy Cert	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2020-12-08): Client elects to waive with verified compensation factors Reviewer Comment (2020-12-01): Verus GLs require a separate doc – “Occupancy Certification”. Exception remains.			12/08/2020	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748407	xxxxxx	18952376	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	New Subordinate Financing is not allowed.			Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2021-06-02): Per the updated guidelines, this is now allowed Reviewer Comment (2020-12-08): Client elects to waive with verified compensation factors	06/02/2021			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748407	xxxxxx	18952500	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided			Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2020-12-08): Client elects to waive with verified compensation factors Reviewer Comment (2020-12-01): Required per Verus GLs (loan is not AUS approved). Exception remains.			12/08/2020	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748407	xxxxxx	18952556	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.58 is less than Guideline PITIA months reserves of 6.00.	30 day xxxxxx account excluded (balance)	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2021-06-02): Per the updated guidelines, this is no longer required. Reviewer Comment (2020-12-08): Client elects to waive with verified compensation factors	06/02/2021			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748407	xxxxxx	18953018	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verus will not purchase loans seasoned more than 45 days from the Note date at delivery	Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2021-06-02): Per the updated guidelines, this is no longer required. Reviewer Comment (2020-12-08): Client elects to waive with verified compensation factors	06/02/2021			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748407	xxxxxx	19256601	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 62.66019% exceeds Guideline total debt ratio of 50.00000%.	Undisclosed debt with xxxxxx added to DTI.	Borrower has worked in the same position for more than 3 years. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2021-06-02): Per the updated guidelines, the max DTI is 65% for this loan Reviewer Comment (2020-12-16): Client elects to waive with verified compensation factors	06/02/2021			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748407	xxxxxx	19256623	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Undisclosed debt with xxxxxx added to DTI.		Reviewer Comment (2021-06-02): Per the updated guidelines, the max DTI is 65% for this loan Reviewer Comment (2021-06-02): xxxxxx Reviewer Comment (2020-12-16): Client elects to waive	06/02/2021			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	A	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	748407	xxxxxx	19256624	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Undisclosed debt with xxxxxx added to DTI.		Reviewer Comment (2021-06-02): Per the updated guidelines, the max DTI is 65% for this loan Reviewer Comment (2020-12-16): Client elects to waive with verified compensation factors. Condition no longer applies.	06/02/2021			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748407	xxxxxx	19256625	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 62.66019% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Undisclosed debt with xxxxxx added to DTI.	Borrower has worked in the same position for more than 3 years. Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2021-06-02): Per the updated guidelines, the max DTI is 65% for this loan Reviewer Comment (2020-12-16): Client elects to waive with verified compensation factors	06/02/2021			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18931119	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided			Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2020-12-08): Client elects to waive with verified compensation factors			12/08/2020	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18932493	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2020-12-10): Desk review was provided. Reviewer Comment (2020-12-07): Once client confirmation is received, CDA will be ordered.	12/10/2020			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18932511	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Course Transcripts (2019), Diploma, Paystubs, W-2 Transcript	Missing two years employment documentation. 1003 shows that co-borrower was a xxxxxx from xxxxxx 17 to xxxxxx .Missing verification of attendance.		Reviewer Comment (2020-12-02): Received the course transcripts covering 2 years.	12/02/2020			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18932676	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2020-11-11): Client elects to waive			11/11/2020	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18932677	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.30020% or Final Disclosure APR of 5.31200% is in excess of allowable threshold of APOR 3.65% + 1.5%, or 5.15000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2020-11-11): Client elects to waive			11/11/2020	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18932678	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2020-11-11): Client elects to waive			11/11/2020	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18932804	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 96.50000% exceeds Guideline loan to value percentage of 85.00000%.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2020-12-08): Client elects to waive with verified compensation factors			12/08/2020	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18932807	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.91 is less than Guideline PITIA months reserves of 6.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2020-12-08): Client elects to waive with verified compensation factors			12/08/2020	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18932809	xxxxxx	xxxxxx	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 612 is less than Guideline representative FICO score of 620.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2020-12-08): Client elects to waive with verified compensation factors			12/08/2020	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18932822	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing a paystub dated after start date of new position as stated in the Employer letter dated xxxxxx		Reviewer Comment (2020-12-02): Letter from the employer and VVOE within 10 days of closing confirming with employer pay increase will occur prior to closing received.	12/02/2020			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18940421	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Verus will not purchase loans seasoned more than 45 days from the Note Date at the loan delivery date.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2020-12-08): Client elects to waive with verified compensation factors			12/08/2020	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18941133	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Gap credit—A gap credit report is required within ten (10) days prior to closing.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2020-12-08): Client elects to waive with verified compensation factors			12/08/2020	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18941319	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , II W-2 Transcript (2017), W-2 Transcript (2018)		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2020-12-10): Client elects to waive with verified compensation factors			12/10/2020	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18941403	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Occupancy Certificate not provided	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2020-12-08): Client elects to waive with verified compensation factors Reviewer Comment (2020-12-02): Verus GL requires the Occupancy Certification Form, Exhibit 1.			12/08/2020	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18941420	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		An AUS Findings with a “Refer” or “Approve/Ineligible” response or a completed Alternative Loan Review Form, may be provided to verify GSE or Government program ineligibility.		Reviewer Comment (2020-12-07): Alternative Loan Review provided	12/07/2020			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	748412	xxxxxx	18952103	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Collections / Balance: 5875.00, Credit Report: Original // Public Record Type: Collections / Balance: 2537.00		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2020-11-11): Client elects to waive			11/11/2020	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	753658	xxxxxx	21234897	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	A secondary valuation for securitization was not provided.		Reviewer Comment (2021-06-17): CDA received Reviewer Comment (2021-06-11): CDA will be ordered	06/17/2021			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	753658	xxxxxx	21237589	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2021-06-09): Client elects to waive			06/09/2021	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	753658	xxxxxx	21237590	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2021-06-09): Client elects to waive			06/09/2021	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	753658	xxxxxx	21237593	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Irregular Transactions Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after xxxxxx contains a change in APR and was not received by borrower at least three (3) business days prior to consummation			Reviewer Comment (2021-06-11): Client elects to waive; Comments SOL 1 year exp xxxxxx			06/11/2021	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	TRID timing exception, no remediation available.	D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	753658	xxxxxx	21237900	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $7,354.66 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7325)	No Change of Circumstance found in the loan file reflecting valid reason for the fee increase.		Reviewer Comment (2021-06-11): Client elects to waive; Comments SOL 1 year exp xxxxxx			06/11/2021	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	753658	xxxxxx	21237997	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 94.84661% exceeds Guideline loan to value percentage of 85.00000%.	The maximum LTV for a FICO under 640 is 85%.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2021-06-11): Client elects to waive with verified compensation factors			06/11/2021	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	753658	xxxxxx	21428417	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2021-06-17): Client elects to waive			06/17/2021	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	763599	xxxxxx	24518737	xxxxxx	xxxxxx	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided				Reviewer Comment (2022-02-02): Received	02/02/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Construction-Permanent		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	763599	xxxxxx	24518876	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report date: xxxxxx			Reviewer Comment (2022-02-15): Received	02/15/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Construction-Permanent		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	763599	xxxxxx	24520212	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Compliance	Construction Addendum/Allonge Incomplete - Combined Disclosure Type (Subject To High Cost)	Construction to Perm Incomplete Note – Combined Disclosures - Construction Phase Addendum/Rider or Construction Loan Agreement containing construction phase loan terms not in file. Construction phase terms sourced from final approval and other loan documents in file for compliance testing purposes.	Missing The Construction Phase Addendum.		Reviewer Comment (2022-02-02): Received	02/02/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Construction-Permanent		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	763599	xxxxxx	24520214	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Reviewer Comment (2022-01-19): Client elects to waive.			01/19/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Construction-Permanent		C	B	C	A	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	763599	xxxxxx	24520215	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender)	Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender.	Missing this disclosure not provided.		Reviewer Comment (2022-01-19): Client elects to waive.			01/19/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Construction-Permanent		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	763599	xxxxxx	24520216	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	Misc. State Level	Ohio Consumer Sales Practices Act (Right Not To Close Disclosure Not Provided)	Ohio Consumer Sales Practices Act: Borrower not provided Right Not To Close Disclosure.	Missing this disclosure not provided.		Reviewer Comment (2022-01-19): Client elects to waive.			01/19/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Construction-Permanent		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	763599	xxxxxx	24520217	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest Test	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final xxxxxx)			Reviewer Comment (2022-01-19): Client elects to waive.			01/19/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Construction-Permanent	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	763599	xxxxxx	24520227	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table First Change	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on xxxxxx disclosed a First Change minimum, maximum, and payment period that does not match the actual terms for the loan. (Final xxxxxx)	Missing the Addendum to the Note and therefore can not test values to the CD's.		Reviewer Comment (2022-01-19): Client elects to waive.			01/19/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Construction-Permanent	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	763599	xxxxxx	24520234	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1838528)	Missing the Addendum to the Note and therefore can not test values to the CD's.		Reviewer Comment (2022-01-19): Client elects to waive.			01/19/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Construction-Permanent	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	763599	xxxxxx	24521499	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Construction Loan Addendum / Allonge not provided				Reviewer Comment (2022-02-02): Received	02/02/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Construction-Permanent		C	B	C	A	C	B	C	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	763599	xxxxxx	24521691	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure AP Table Subsequent Changes	TILA-RESPA Integrated Disclosure - Adjustable Payment Table: Final Closing Disclosure provided on xxxxxx disclosed a Subsequent Changes period that does not match the actual terms for the loan. (Final xxxxxx)	Final Closing Disclosure provided on xxxxxx disclosed a Subsequent Changes period that does not match the actual terms for the loan.		Reviewer Comment (2022-01-19): Client elects to waive.			01/19/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Construction-Permanent	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	763599	xxxxxx	24521692	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1 - October 2018 Construction Permanent	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 5,882.25 on Final Closing Disclosure provided on xxxxxx not accurate. (Final xxxxxx)	mount of Escrowed Property Costs over Year 1 of 5,882.25 on Final Closing Disclosure provided on xxxxxx not accurate		Reviewer Comment (2022-01-19): Client elects to waive.			01/19/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Construction-Permanent	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	763599	xxxxxx	24521693	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Construction Permanent	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual toatal payment for the loan. (ProjSeq:1/1838528)	Final Closing Disclosure provided on xxxxxx disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.		Reviewer Comment (2022-01-19): Client elects to waive.			01/19/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Construction-Permanent	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	763599	xxxxxx	24521696	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $35.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75158)	Zero Percent Fee Tolerance exceeded for Property Inspection Fee. Fee Amount of $35.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2022-01-19): Client elects to waive.			01/19/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Construction-Permanent	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023128	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-03-06): Fraud Report provided	03/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023412	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Per guidelines, FTHB are required to have minimum of 6 months reserves. Per the statements provided, borrower does not meet the reserve requirement. Three business accounts were provided; however file indicates there is more than one owner for 2 of the 3 accounts, and file is missing evidence of ownership for the third account. Utilizing 50% of the balance for the two accounts ending in 5577 and 2301, and 0% for the account ending in 4608, reserve requirement not met.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-03-06): Client elects to waive with verified compensation factors			03/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023413	xxxxxx	xxxxxx	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 659 is less than Guideline representative FICO score of 660.	Minimum FICO for a FTHB is 660. Borrower's FICO at time of loan closing was 659, which does not meet the guideline requirement.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-02-24): Client elects to waive with verified compensation factors			02/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023440	xxxxxx	xxxxxx	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $38,361.31 is less than Cash From Borrower $64,953.33.	Three business accounts were provided; however file indicates there is more than one owner for 2 of the 3 accounts, and file is missing evidence of ownership for the third account. Utilizing 50% of the balance for the two accounts ending in 5577 and 2301, and 0% for the account ending in 4608, file does not contain evidence of sufficient cash to close.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-03-06): Client elects to waive with verified compensation factors			03/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023460	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter, Third Party Verification	Per guidelines for the business bank statement program, third party verification of borrower's ownership percentage of each business used to qualify is required. Loan file contains business entity listings for the first and third businesses listed on the final 1003; however, they reflect two owners with no breakdown of ownership. Please provide evidence of borrower's ownership percentage in each of these two businesses. Further, the loan file does not contain any third party evidence of borrower's ownership in the second source of income listed on the final 1003. File is also missing an LOE from all additional owners, acknowledging the transaction and use of business funds.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-03-06): Client elects to waive with verified compensation factors			03/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023493	xxxxxx	xxxxxx	Credit	Income	Income Error	Income	The Total Bank Statement Period months provided is less than the required # Months of Bank Statements required.	Borrower: xxxxxx xxxxxx mployment Type: Employment / Income Type: Bank Statements / Start date: xxxxxx # of Months Bank Statements Required: 12; Statement Period Months provided: 10	Loan was approved as 12 month bank statement loan. For account 5577, 5/2021 and xxxxxx 21 statements were not provided to complete a full 12 months as required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-02-27): Client elects to waive with verified compensation factors			02/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023574	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	File is missing evidence of appraisal delivery to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-02-24): Client elects to waive			02/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023575	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.97350% or Final Disclosure APR of 8.01900% is equal to or greater than the threshold of APOR 5.33% + 1.5%, or 6.83000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2023-03-06): Client elects to waive. SOL 1 year expires xxxxxx .			03/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023576	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	File is missing evidence of appraisal delivery to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-03-06): Client elects to waive. SOL 1 year expires xxxxxx .			03/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023577	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Disclosure	Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.	The Notice of Special Flood Hazard Disclosure provided is not signed or dated by borrower.		Reviewer Comment (2023-02-24): Client elects to waive			02/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023578	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Due to missing third party verification of borrower's ownership in the second business listed on the final 1003.		Reviewer Comment (2023-03-06): Per client, removed income from qualification.	03/06/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023579	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (Fields, xxxxxx Insurance Services Inc/Bank Statements)	File is missing third party verification of borrower's ownership of the second business listed on the final 1003.		Reviewer Comment (2023-03-06): Per client, removed income from qualification.	03/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023580	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Due to missing third party verification of borrower's ownership in the second business listed on the final 1003.		Reviewer Comment (2023-03-06): Per client, removed income from qualification.	03/06/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023581	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2023-02-24): Client elects to waive			02/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023583	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Initial Loan Estimate Dated xxxxxx was provided prior to borrower's e-consent on xxxxxx.		Reviewer Comment (2023-03-06): Client elects to waive. SOL 1 year expires xxxxxx .			03/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023584	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-3,825.00. (9300)	Zero Percent Tolerance exceeded		Reviewer Comment (2023-03-06): Client elects to waive. SOL 1 year expires xxxxxx .			03/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	771701	xxxxxx	28023587	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,783.00 exceeds tolerance of $0.00 plus 10% or $0.00. Insufficient or no cure was provided to the borrower. xxxxxx	Ten Percent Fee Tolerance exceeded.		Reviewer Comment (2023-03-06): Client elects to waive. SOL 1 year expires xxxxxx .			03/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	771701	xxxxxx	28087789	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1003/1008 removing secondary income source.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-03-06): Client elects to waive with verified compensation factors			03/06/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	771701	xxxxxx	28087793	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	This income stream was omitted from the income/DTI calculation due to missing required 3rd Party documentation.	Borrower: xxxxxx	Removed secondary income source.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-03-06): Client elects to waive with verified compensation factors			03/06/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	772630	xxxxxx	26288022	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final xxxxxx	No Seller paid fees.		Reviewer Comment (2022-08-02): SitusAMC received Seller CD which reflects no seller paid costs. Sales contract and addendums confirm that borrower to pay all closing costs and no xxxxxx involved, FSBO. No seller costs involved.	08/02/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	772630	xxxxxx	26288377	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.78420% or Final Disclosure APR of 7.78400% is in excess of allowable threshold of APOR 5.16% + 1.5%, or 6.66000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2022-08-18): Client elects to waive. SOL 1 year expires xxxxxx Reviewer Comment (2022-07-25): This condition does not pertain to escrows, but the flipped appraisal condition. Once that is addressed, this one will be as well.			08/18/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	772630	xxxxxx	26288378	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals.			Reviewer Comment (2022-08-18): Client elects to waive. SOL 1 year expires xxxxxx			08/18/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	772630	xxxxxx	26313270	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $10.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7579)	Zero percent fee tolerance exceeded; however, sufficient cure provided at closing.		Reviewer Comment (2022-07-20): Sufficient Cure Provided At Closing		07/20/2022		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	774803	xxxxxx	26297851	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2022-07-21): Client elects to waive			07/21/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774803	xxxxxx	26297852	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.05490% or Final Disclosure APR of 9.10600% is in excess of allowable threshold of APOR 5.38% + 1.5%, or 6.88000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2022-09-01): Client elect to waive. SOL 1 year expires xxxxxx			09/01/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774803	xxxxxx	26297855	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2022-09-01): Client elect to waive. SOL 1 year expires xxxxxx Reviewer Comment (2022-09-01): The "Secure Delivery" notice received does not indicate who the email was sent to or what date it was sent. Need evidence a copy of each valuation was provided to borrower at least 3 business days prior to consummation. Reviewer Comment (2022-08-01): documentation provided was for the CDA. Need receipt of the first appraisal.			09/01/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774803	xxxxxx	26298193	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals.			Reviewer Comment (2022-09-01): Client elect to waive. SOL 1 year expires xxxxxx Reviewer Comment (2022-08-01): A CDA will not clear this exception. A second full appraisal from prior to consummation is required			09/01/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774803	xxxxxx	26298271	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Missing Citizen status.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2022-09-01): Client elects to waive with verified compensation factors Reviewer Comment (2022-08-24): The permanent resident card provided expired xxxxxx . The I797 forms provided do not indicate borrower has an unexpired permanent resident status. Please provide unexpired permanent resident card. Reviewer Comment (2022-08-23): No trailing documents were provided on 8.2022. Please try uploading again.			09/01/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774803	xxxxxx	26298463	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	Provide Fraud report.		Reviewer Comment (2022-08-01): Cleared	08/01/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774803	xxxxxx	26319477	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx Insurance Verification, Other Insurance Verification, Other Insurance Verification, Other	Missing evidence of HOI and proof owned free and clear for the additional REOs on xxxxxx.		Reviewer Comment (2022-08-01): Cleared	08/01/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774803	xxxxxx	26319498	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2022-07-21): Client elects to waive			07/21/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774803	xxxxxx	26319499	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $535.00 exceeds tolerance of $515.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Zero percent fee tolerance exceeded; however, sufficient cure provided at closing.		Reviewer Comment (2022-07-21): Sufficient Cure Provided At Closing		07/21/2022		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	774803	xxxxxx	26319500	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)	Zero percent fee tolerance exceeded; however, sufficient cure provided at closing.		Reviewer Comment (2022-07-21): Sufficient Cure Provided At Closing		07/21/2022		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	774184	xxxxxx	26426662	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		Large deposit of $114,965 wired into #7311 on xxxxxx was not documented. These funds are needed for reserves; therefore, are required to be sourced.		Reviewer Comment (2022-09-08): Received invoice of large deposit of $ 114,965	09/08/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	774184	xxxxxx	26427009	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx Points and Fees	xxxxxx Points and Fees on subject loan of 8.36538% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and xxxxxx (2022). xxxxxx Finance Charge total $51,399.80 on a Original Loan Amount of xxxxxx vs. an allowable total of $30,721.75 and $1000.00 (2022) (an overage of $20,678.05 or 3.36538%).			Reviewer Comment (2022-08-09): Client elects to waive			08/09/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	774184	xxxxxx	26427040	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business License	The guidelines require a business license (where required) and organization documents for self-employed Foreign Nationals, which was not provided in the file.		Reviewer Comment (2022-08-12): CPA Letter and business search reflect the borrower is the xxxxxx.	08/12/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	774184	xxxxxx	26427071	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2022-08-12): A fraud report was provided.	08/12/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	774184	xxxxxx	26427135	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: Casa No. xxxxxx, Insurance Verification, Tax Verification	The borrower owns their primary residence; however, the file does not contain documentation to verify the taxes and insurance for the property.		Reviewer Comment (2022-09-12): Evidence of PITIA provided Reviewer Comment (2022-09-08): The document date provided as xxxxxx which is after the note date xxxxxx . Need for second level review.	09/12/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	774184	xxxxxx	26457858	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Guidelines require existence of the business for 2 years. Per the CPA letter provided, borrower has been in business since May of 2021, which is less than 2 years from the Note date of xxxxxx . Please provide evidence business has been in existence for two years.		Reviewer Comment (2022-08-12): Evidence of 2 years existence was provided	08/12/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	A	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	774499	xxxxxx	26477102	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2022-08-19): HOA Questionnaire was provided	08/19/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774499	xxxxxx	26477387	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2022-08-19): UDM was provided.	08/19/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774499	xxxxxx	26478760	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Subject unit number is missing from flood certificate provided.		Reviewer Comment (2022-08-22): A corrected flood cert was provided.	08/22/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774499	xxxxxx	26479061	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2022-08-16): Client elects to waive			08/16/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774499	xxxxxx	26479063	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 9,249.96 on Final Closing Disclosure provided on xxxxxx not accurate. (Final xxxxxx)			Reviewer Comment (2022-08-16): Client elects to waive			08/16/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	774499	xxxxxx	26479136	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Finance charge underdisclosed by $590.00.	Reviewer Comment (2022-09-02): SitusAMC received xxxxxx Corrected CD and LOE to borrower

Reviewer Comment (2022-08-30): SitusAMC received two xxxxxx CD's, xxxxxx CD, LOE to borrower, Compliance report and lender rebuttal.  However, in the LOE from lender it breaks down that there were two xxxxxx CD's with a correction to the final one.  However, the breakdown  states the Final CD xxxxxx has finance charge of xxxxxx and TOP of $1,410,869.42.  Based on this final CD, there was an underdisclosure at closing of $590.00.  The calculated finance charge is xxxxxx which includes the following finance charges: Loan Orig $1050, Broker fee $9712.50, Processing Fee $90, Title-Courier $200, Title-Recording Service $25 and Title-Settlement/Closing $1959.  Additionally, the Section H Processing fee is included in the costs as it is an unknown purpose fee and if was required by lender.  If fee is not felt to be a finance charge, also provide an attestation as to the purpose so it can be reviewed if a finance charge.  However, based on the lender explanation of the Final CD being the finance charge amnount of xxxxxx the costs were underdisclosed at closing.  Would require cure refund to borrower of $590 along with proof of mailing to finalize the cure.
															09/02/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	774499	xxxxxx	26479137	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	Total of payments variance of $500.00.	Reviewer Comment (2022-09-02): SitusAMC received xxxxxx Corrected CD and LOE to borrower

Reviewer Comment (2022-08-30): SitusAMC received two xxxxxx CD's, xxxxxx CD, LOE to borrower, Compliance report and lender rebuttal.  However, in the LOE from lender it breaks down that there were two xxxxxx CD's with a correction to the final one.  However, the breakdown  states the Final CD xxxxxx has TOP of xxxxxx.  Based on this final CD, there was an underdisclosure at closing of $500.00.  The calculated TOP is xxxxxx.   However, based on the lender explanation of the Final CD being the TOP amnount of xxxxxx the costs were underdisclosed at closing.  Would require cure refund to borrower of $500 along with proof of mailing to finalize the cure.
															09/02/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	774499	xxxxxx	26517102	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Missing appraisal transfer letter.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2022-08-16): Client elects to waive			08/16/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	774499	xxxxxx	26517223	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 9,249.96 on Final Closing Disclosure provided on xxxxxx not accurate. (Final xxxxxx)			Reviewer Comment (2022-08-16): Client elects to waive			08/16/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	776464	xxxxxx	26489122	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2022-09-21): FTP provided	09/21/2022			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776464	xxxxxx	26489818	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2022-09-07): Client elects to waive			09/07/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776464	xxxxxx	26489819	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.77080% or Final Disclosure APR of 7.83900% is in excess of allowable threshold of APOR 5.58% + 1.5%, or 7.08000%. Non-Compliant Higher Priced Mortgage Loan.	Reviewer Comment (2022-09-27): Client elects to waive. SOL 1 year expires xxxxxx 23.

Reviewer Comment (2022-09-27): This is a compliance condition and cannot be waived down with verified compensation factors. Investor to advise if they are accepting as an EV3

Reviewer Comment (2022-09-21): The document provided is not acceptable as it reflects either/or and it is not evidenced which transpired (waiver or receipt within 3 days). Further, the document is dated xxxxxx and the appraisal has a completed date of xxxxxx  Provide evidence of the appraisal delivery to the borrower within 3 business days prior to closing.
																	09/27/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776464	xxxxxx	26489821	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2022-09-27): Client elects to waive. SOL 1 year expires xxxxxx 23.

Reviewer Comment (2022-09-27): This is a compliance condition and cannot be waived down with verified compensation factors. Investor to advise if they are accepting as an EV3

Reviewer Comment (2022-09-21): The document provided is not acceptable as it reflects either/or and it is not evidenced which transpired (waiver or receipt within 3 days). Further, the document is dated xxxxxx and the appraisal has a completed date of xxxxxx  Provide evidence of the appraisal delivery to the borrower within 3 business days prior to closing.
																	09/27/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776464	xxxxxx	26792584	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2022-09-16): Received credit gap report dated xxxxxx Exception cleared.	09/16/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776464	xxxxxx	26792657	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	Per the guidelines for the CPA P&L only program, the CPA/EA must attest that they have prepared the borrower's most recent tax return. The loan file contains two CPA letters, both dated xxxxxx ; however, one states the CPA has reviewed the prior years' tax returns and the second one states the CPA has prepared the prior years' tax returns. Investor to advise if they are willing to accept.		Reviewer Comment (2022-09-16): Investor advised that they accept it as CPA stated that xxxxxx e has prepared the prior years tax returns.	09/16/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776464	xxxxxx	26792658	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2022-09-21): Short Form Title Policy provided. Refer doc id # D0351. Hence, exception cleared.	09/21/2022			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	775051	xxxxxx	26505009	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.37060% or Final Disclosure APR of 9.37100% is in excess of allowable threshold of APOR 5.37% + 1.5%, or 6.87000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2022-09-08): Client elects to waive; SOL 1 year expires xxxxxx .			09/08/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	775051	xxxxxx	26505010	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2022-08-19): Client elects to waive			08/19/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	775051	xxxxxx	26505011	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2022-09-08): Client elects to waive; SOL 1 year expires xxxxxx .			09/08/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	775051	xxxxxx	26505109	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.35309% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.35309%).			Reviewer Comment (2022-08-19): Client elects to waive			08/19/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	775051	xxxxxx	26505131	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2022-08-19): Client elects to waive			08/19/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	775508	xxxxxx	26529727	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Policy states the coverage amount as $418,425.00. The Appraisal reflects the estimated cost new as $xxxxxx. The coverage shortfall is $144,292.00.		Reviewer Comment (2022-08-26): RCE provided	08/26/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	775508	xxxxxx	26642349	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	The minimum housing history was not met as required by guidelines for First Time Homebuyer.		Per guidelines, FTHB must have a documented 0x30x12 housing history. Per final 1003, borrower has been living rent free for 3 years, which does not meet the guideline requirement. Loan file contains an investor exception request.	Borrower has verified disposable income of at least $2500.00. Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2022-08-24): Waived with compensating factors per investor exception request report in file.			08/24/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776538	xxxxxx	26843916	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 48.36068% exceeds Guideline total debt ratio of 45.00000%.	Max DTI for FTHB is 45%.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2022-09-29): Client elects to waive with verified compensation factors Reviewer Comment (2022-09-23): 1008 does not clear this income. Qualifying income used $18,744.92, Qualifying PITIA $5,909.17, Credit Debt $3,156. Credit Debt + PITIA = $9,065.17/Income $18,744.92 = 48.36068% DTI.			09/29/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776538	xxxxxx	26844527	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Lender on Appraisal xxxxxx differs from xxxxxx on Note.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2022-09-20): The client elects to waive.			09/20/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776538	xxxxxx	26846420	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Copy of Appraisal(s) was not provided 3 business days prior to closing to Borrower.		Reviewer Comment (2022-09-22): Client elects to waive			07/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776538	xxxxxx	26846421	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.61250% or Final Disclosure APR of 9.64100% is in excess of allowable threshold of APOR 5.06% + 1.5%, or 6.56000%. Non-Compliant Higher Priced Mortgage Loan.	Final Disclosure APR of 9.64100% is in excess of allowable threshold of APOR 5.06%		Reviewer Comment (2022-10-04): Client elects to waive. SOL 1 year expires xxxxxx Reviewer Comment (2022-09-23): This loan being a Non-QM loan does not address this condition. This does not pertain to a CDA secondary valuation as well as an SSR does not clear this condition. This pertains to a flipped transaction which requires 2 appraisals to be completed prior to closing.			10/04/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776538	xxxxxx	26846422	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.			Reviewer Comment (2022-09-20): The client elects to waive.			09/20/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776538	xxxxxx	26846423	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals.	Only one valuation was provided. The appraisal reflects the last sale date of xxxxxx at xxxxxx and no documentation of renovation was found.		Reviewer Comment (2022-10-04): Client elects to waive. SOL 1 year expires xxxxxx Reviewer Comment (2022-09-23): This does not pertain to a CDA secondary valuation as well as an SSR does not clear this condition. This pertains to a flipped transaction which requires 2 appraisals to be completed prior to closing.			10/04/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776538	xxxxxx	26846424	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Copy of Appraisal(s) was not provided 3 business days prior to closing to Borrower.		Reviewer Comment (2022-09-23): Appraisal delivery provided	09/23/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776538	xxxxxx	26846425	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2022-09-29): Client elects to waive with verified compensation factors. Condition no longer applies. Reviewer Comment (2022-09-23): 1008 does not clear this income. Qualifying income used $18,744.92, Qualifying PITIA $5,909.17, Credit Debt $3,156. Credit Debt + PITIA = $9,065.17/Income $18,744.92 = 48.36068% DTI.	09/29/2022			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	776538	xxxxxx	26846426	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 48.36068% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Lender DTI of 48.36068% exceeds guideline max of 45%	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2022-09-29): Client elects to waive with verified compensation factors Reviewer Comment (2022-09-23): 1008 does not clear this income. Qualifying income used $18,744.92, Qualifying PITIA $5,909.17, Credit Debt $3,156. Credit Debt + PITIA = $9,065.17/Income $18,744.92 = 48.36068% DTI.			09/29/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776538	xxxxxx	26846441	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Missing in file or not provided		Reviewer Comment (2022-09-20): The client elects to waive.			09/20/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776538	xxxxxx	26846442	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure xxxxxx on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final xxxxxx	Seller CD not Provide		Reviewer Comment (2022-09-23): SitusAMC received Seller CD.	09/23/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	776538	xxxxxx	26851510	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Max DTI for FTHB is 45%.		Reviewer Comment (2022-09-29): Client elects to waive with verified compensation factors. Condition no longer applies. Reviewer Comment (2022-09-23): 1008 does not clear this income. Qualifying income used $18,744.92, Qualifying PITIA $5,909.17, Credit Debt $3,156. Credit Debt + PITIA = $9,065.17/Income $18,744.92 = 48.36068% DTI.	09/29/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776538	xxxxxx	26879791	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final xxxxxx)	Seller fees do not match borrower final CD.		Reviewer Comment (2022-10-03): SitusAMC received Seller CD.	10/03/2022			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	776538	xxxxxx	26879800	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure PAD Fee	TILA-RESPA Integrated Disclosure – Loan Costs: Final Closing Disclosure provided on xxxxxx disclosed a Pad fee that was not allocated to a specific cost or service performed. (Final xxxxxx)	Seller CD reflecting a PAD fee confirms that Seller CD is not final. Corrected Seller CD, and Final Settlement Statement if over 60 days from consummation, required to determine where funds were applied to determine any impact on fee analysis.		Reviewer Comment (2022-10-03): SitusAMC received final Seller CD.	10/03/2022			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Pad Refund Check if applicable, and Corrected CD	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	776316	xxxxxx	27191934	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2022-11-11): Client elects to waive			11/11/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776316	xxxxxx	27192258	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State Defect	New Jersey Home Loan (Late Charge)	New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days.			Reviewer Comment (2023-08-08): Client elects to waive Reviewer Comment (2023-08-08): Regraded to EV2-B based on outside counsel opinion that the NJ late charge restriction is for the charging of the late fee rather than the presence of a late charge provision that exceed state requirements. In addition, late charge provision contains language that application law will control if stipulated language exceeds state law. Reviewer Comment (2022-11-11): Client elects to waive			08/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776316	xxxxxx	27192260	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of xxxxxx exceeds tolerance of $456.00 plus 10% or $501.60. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx	Ten percent tolerance exceeded.		Reviewer Comment (2022-11-08): Sufficient Cure Provided At Closing		11/08/2022		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	776316	xxxxxx	27192386	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note is not on a xxxxxx form and does not contain the standard Due on Sale clause.		The Note is not on a xxxxxx/FHLMC form.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2022-11-11): Client elects to waive			11/11/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776316	xxxxxx	27193007	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	The maximum LTV allowed for a P&L income is 80% and as required per the CBSA a deduction of 5% ltv is required from the maximum ltv allowed.		Reviewer Comment (2022-11-18): Via email, client requested re-review to previous matrix dated 9.2022. Condition no longer applies. Reviewer Comment (2022-11-16): The approval does not clear this condition. The maximum LTV allowed for a P&L income is 80% and as required per the CBSA a deduction of 5% ltv is required from the maximum ltv allowed.	11/18/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776316	xxxxxx	27231621	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Cancelled Check(s) not provided		VOR provided is from a private landlord. Cancelled checks are required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2022-11-16): Client elects to waive with verified compensation factors			11/16/2022	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	776316	xxxxxx	27231944	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $350.00 exceeds tolerance of $250.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)			Reviewer Comment (2022-11-11): Sufficient Cure Provided At Closing		11/11/2022		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	780421	xxxxxx	27402048	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met	Per guidelines, cash out refinances require 6 months seasoning. Per the title commitment provided, borrower acquired property xxxxxx , which is 2 months prior to subject loan closing, after transferring it to an individual, who is not a Borrower on the subject loan, on xxxxxx .	Reviewer Comment (2022-12-28): Cash-out seasoning of six (6) months or less is allowed with the following restriction:
▪ The Seller has documented that the borrower acquired the property through an inheritance, or was legally awarded the property through divorce, separation, or dissolution of a domestic partnership. Divorce decree provided dated xxxxxx and QC deed dated xxxxxx reflects borrower was awarded the property.

Reviewer Comment (2022-12-21): Per the chain of title provided, borrower quit claimed the property to another individual on xxxxxx as a married woman, and did not remain on title at that time.  Our borrower was not added back to the title until xxxxxx , which does not meet the 6 months seasoning requirement.
															12/28/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	780421	xxxxxx	27402351	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2022-12-12): Gap report provided	12/12/2022			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	780421	xxxxxx	27402512	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2022-12-01): Client elects to waive			12/01/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	780421	xxxxxx	27402580	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.50846% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .50846%).			Reviewer Comment (2022-12-01): Client elects to waive			12/01/2022	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	784988	xxxxxx	27885989	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003			The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record. The borrower has 3 Years of Experience.	Reviewer Comment (2023-02-28): Client elects to waive with verified compensation factors Reviewer Comment (2023-02-28): The lender does have documents that make up their application, however per xxxxxx guidelines, a signed loan application is required.			06/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	784988	xxxxxx	27886004	xxxxxx	xxxxxx	Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Flood Insurance Policy not provided				Reviewer Comment (2023-02-28): Flood policy provided	02/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	784988	xxxxxx	27886030	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2023-02-28): HOI provided	02/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	784988	xxxxxx	27886395	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record. The borrower has 3 Years of Experience.	Reviewer Comment (2023-06-26): bf Reviewer Comment (2023-02-28): Client elects to waive			02/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	784988	xxxxxx	27886877	xxxxxx	xxxxxx	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance premium is missing from evidence of insurance.		Hazard Insurance policy is not provided in file for the subject address.		Reviewer Comment (2023-02-28): HOI provided	02/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	784988	xxxxxx	27925218	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Loan Agreement.		Reviewer Comment (2023-02-28): Loan agreement provided	02/28/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	784988	xxxxxx	27925232	xxxxxx	xxxxxx	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		6 months rent loss insurance required.		Reviewer Comment (2023-02-28): HOI provided with rent loss coverage	02/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	784988	xxxxxx	27925234	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx, a xxxxxx limited liability company	Not provided for the Entity.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record. The borrower has 3 Years of Experience.	Reviewer Comment (2023-03-03): Client elects to waive with verified compensation factors			03/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	784988	xxxxxx	27925237	xxxxxx	xxxxxx	Credit	Insurance	Insurance Documentation	Insurance	Flood Insurance Error: Insurance premium was not provided.				Reviewer Comment (2023-02-28): Flood policy provided	02/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	784988	xxxxxx	28002140	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		SitusAMC valuation was provided which is acceptable for securitization, however the guidelines only allow a CDA or ARR for secondary valuation.	The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record. The borrower has 3 Years of Experience.	Reviewer Comment (2023-02-28): Client elects to waive with verified compensation factors			02/28/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	784988	xxxxxx	28035625	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Flood Insurance was not escrowed.			The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record. The borrower has 3 Years of Experience.	Reviewer Comment (2023-02-28): Client elects to waive with verified compensation factors			02/28/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	783548	xxxxxx	27913534	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 17.30 is less than Guideline PITIA months reserves of 18.00.	Per the guidelines, loan amounts greater than 2.5 million require 18 months reserves. Borrower's verified reserves, including cash out from simultaneous second lien and both appraisals paid outside of closing, do not meet this 18 month requirement.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-02-21): Client elects to waive with verified compensation factors			02/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	783548	xxxxxx	27913583	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-02-17): Client elects to waive			02/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	783548	xxxxxx	27913675	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 91,212.12 on Final Closing Disclosure provided on xxxxxx not accurate. (Final xxxxxx)			Reviewer Comment (2023-02-17): Client elects to waive			02/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	783548	xxxxxx	27913676	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	The reason an escrow account was declined was not checked on page 4 of the final CD provided.		Reviewer Comment (2023-02-23): SitusAMC received Post CD and LOX.		02/23/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	783548	xxxxxx	27913677	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,065.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	Zero percent fee tolerance exceeded.		Reviewer Comment (2023-02-22): SitusAMC received documentation of appraisal fee origination.	02/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	785220	xxxxxx	28157683	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-03-28): FTP provided	03/28/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785220	xxxxxx	28157684	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-03-28): FTP provided	03/28/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785220	xxxxxx	28157688	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-03-22): Client elects to waive			03/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785220	xxxxxx	28157693	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-03-28): Clearance report provided	03/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785220	xxxxxx	28161742	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	File is missing evidence of delivery of the primary appraisal at least 3 business days prior to consummation.		Reviewer Comment (2023-03-22): Client elects to waive			03/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785220	xxxxxx	28161755	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)	File is missing evidence of delivery of the secondary appraisal at least 3 business days prior to consummation.		Reviewer Comment (2023-03-22): Client elects to waive			03/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785220	xxxxxx	28161756	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Testing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of the loan becoming an ARM.	ARM loan program disclosure not provided to the borrower within three (3) days of the loan becoming an ARM.		Reviewer Comment (2023-03-28): Earlier ARM disclosure provided	03/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785220	xxxxxx	28161757	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TILA	CHARM Booklet Disclosure Status	TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.	Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.		Reviewer Comment (2023-03-28): Booklet and evidence of delivery provided Reviewer Comment (2023-03-28): The CHARM booklet is not dated. Provide evidence of when the CHARM booklet was delivered to the borrower.	03/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785008	xxxxxx	28212924	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-04-10): Gap report provided	04/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785008	xxxxxx	28212962	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		The final title provided in file reflects vesting as joint tenants, the security instrument reflects unmarried individuals and the warranty deed signed at closing reflects joint tenants with rights of survivorship.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-04-26): Update FTP provided to match warranty deed. Pending receipt of corrected DOT, LOE to borrower, evidence of delivery to borrower and LOI to re-record. Reviewer Comment (2023-04-25): Documents not provided. Please try uploading again.			04/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785008	xxxxxx	28212966	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-03): Client elects to waive			04/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785008	xxxxxx	28212969	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx LOE additional owner	Per the guidelines, all additional owners of the business must provide an LOE acknowledging the transaction and use of funds for the transaction. Per the CPA letter, borrower owns 90% of the business and the LOE from any additional owners was not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-04-12): Condition is not for assets but the qualifying income accounts x 2.			04/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785008	xxxxxx	28212972	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	1003/Declarations: F. Are you a co-signer or guarantor on any debt or loan that is not disclosed on this application? reflects Yes. Missing documented and/or does not meet guideline requirements.	Borrower: xxxxxx	Per the final 1003 declarations, Section F, borrower indicates they are a co-signor or guarantor on a debt or loan not disclosed on this application. Please provide evidence of this additional debt or loan. DTI subject to recalculation.		Reviewer Comment (2023-04-21): An LOE from the borrower and an updated application changing the answer to No were provided. Reviewer Comment (2023-04-19): LOE provided. Provide the updated 1003	04/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785008	xxxxxx	28212974	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, OR Other	File is missing evidence the REO on xxxxxx is owned free and clear.		Reviewer Comment (2023-04-14): Free and clear provided Reviewer Comment (2023-04-12): The HOI is not acceptable for free and clear nor an AVM. Provide the property profile report.	04/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785008	xxxxxx	28213019	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.			Reviewer Comment (2023-04-03): Client elects to waive			04/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785008	xxxxxx	28213020	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 8.29980% or Final Disclosure APR of 8.31300% is equal to or greater than the threshold of APOR 6.74% + 1.5%, or 8.24000%. Non-Compliant Higher Priced Loan.			Reviewer Comment (2023-04-03): Client elects to waive			04/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785008	xxxxxx	28213021	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,780.08 on Final Closing Disclosure provided on xxxxxx not accurate. (Final xxxxxx)	Per the loan documents, the HOA dues are $33.34 per quarter, or $400 per year, which does not match the $1,780.08 reflected on the final CD.		Reviewer Comment (2023-04-03): Client elects to waive			04/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	785008	xxxxxx	28213023	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	Zero percent fee tolerance exceeded.		Reviewer Comment (2023-05-01): SitusAMC received PCCD, LOE, Proof of delivery & refund check.		05/01/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	785410	xxxxxx	28223246	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Issue: Subject loan is a non-arms length transaction outside of credit guidelines		Per guidelines, non-arm's length transactions are allowed on Full Documentation loan programs only. Per loan documents, this is a sale between family members and subject loan was approved as a 12 month bank statement loan, which does not meet the guideline requirement. Loan file contains investor exception request.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-05): Client elects to waive with verified compensation factors			04/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785410	xxxxxx	28223662	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines for non-arm's length transactions of a purchase between family members, a 12 month mortgage history on the existing mortgage securing the subject property must be provided, confirming the sale is not a foreclosure bailout. Subject property was purchase xxxxxx 22 by borrower's family member; however, no mortgage history was provided. Please provide evidence of 1/2023 and 2/2023 mortgage payments on subject property.		Reviewer Comment (2023-04-10): Documents provided showing 3 months interest collected up front supported by payment history through 3/2023.	04/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785410	xxxxxx	28223672	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-05): Client elects to waive			04/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785410	xxxxxx	28223733	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	File is missing evidence that the primary appraisal dated xxxxxx was provided to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-04-05): Client elects to waive			04/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785410	xxxxxx	28223734	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)	File is missing evidence that the secondary appraisal dated xxxxxx was provided to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-04-05): Client elects to waive			04/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785410	xxxxxx	28223735	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	File is missing evidence that the primary appraisal dated xxxxxx was provided to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-04-05): Client elects to waive			04/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785410	xxxxxx	28223736	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)	File is missing evidence that the secondary appraisal dated xxxxxx was provided to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-04-05): Client elects to waive			04/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786551	xxxxxx	28246091	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-07): Client elects to waive			04/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786551	xxxxxx	28246174	xxxxxx	xxxxxx	Credit	Income	Income Error	Income	The total of Statement Period Months entered is less than the Qualifying Method entered of Most Recent 12 months.	Borrower: xxxxxx xxxxxx mployment Type: Employment / Income Type: Bank Statements / Start date: xxxxxx Statement Period Months provided: 11,	Loan approved as 12 month bank statement loan. Loan file contains 12 months of statements; however, the June of 2022 statement only contains pages 4-8. Please provide the complete June 2022 bank statement for account #7119.		Reviewer Comment (2023-04-14): Additional statement provided	04/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786551	xxxxxx	28246668	xxxxxx	xxxxxx	Credit	Income	Income Error	Income	The Total Bank Statement Period months provided is less than the required # of Bank Statements required.	Borrower: xxxxxx xxxxxx mployment Type: Employment / Income Type: Bank Statements / Start date: xxxxxx	Loan approved as 12 month bank statement loan. Loan file contains 12 months of statements; however, the June of 2022 statement only contains pages 4-8. Please provide the complete June 2022 bank statement for account #7119.		Reviewer Comment (2023-04-14): Additional bank statement provided	04/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786551	xxxxxx	28248842	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification, Insurance Verification, Tax Verification	Loan file is missing evidence of the HOI, property taxes and HOA dues for the REO on xxxxxx.		Reviewer Comment (2023-04-14): Statement provided reflecting T&I escrowed. Property search reflects SFD.	04/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786551	xxxxxx	28248846	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx LOE additional owner	Guidelines for the business bank statement program require an LOE from all owners of the business, acknowledging the transaction and use of business funds. Per documentation in file, Borrower is 50% owner of business used in income qualifying; however, the LOE from all additional owners was not provided.		Reviewer Comment (2023-04-14): LOE provided	04/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787307	xxxxxx	28270125	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file is missing a copy of the Fraud report.		Reviewer Comment (2023-04-12): Fraud report provided	04/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787307	xxxxxx	28270186	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing a copy of the Verification of Rent for the borrower's primary residence. If from a private party, 4 months cancelled checks are required.		Reviewer Comment (2023-05-15): Updated 1003 and attestation provided. Borrower is living rent free.	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787307	xxxxxx	28270246	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-11): Client elects to waive			04/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787307	xxxxxx	28271270	xxxxxx	xxxxxx	Credit	1003	Document Error	1003	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	Borrower: xxxxxx	Guidelines require a valid, non-expired permanent resident card. Loan file contains a permanent resident card, along with an application to replace the permanent resident card. The application states the notice extends the permanent resident status for 24 months from the expiration date on the front of the card. The card provided reflects an expiration date of xxxxxx . Adding 24 months to this date, the card expired xxxxxx . The loan file contains a lender exception request; however, all exception requests must come from the Investor.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-03): Client elects to waive with verified compensation factors			05/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787307	xxxxxx	28271322	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-04-14): Gap provided	04/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787307	xxxxxx	28271402	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-04-14): 1008 xxxxxx name provided	04/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787307	xxxxxx	28271444	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraisal report reflects 9102; however, the Note reflects 9120.		Reviewer Comment (2023-04-14): Updated appraisal provided	04/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787307	xxxxxx	28271462	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Due to subject property address being incorrect on appraisal report.		Reviewer Comment (2023-04-14): Updated appraisal provided	04/14/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787307	xxxxxx	28271463	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organizations was provided; however, it is not dated to determine that it was obtained within 10 days of application date.		Reviewer Comment (2023-04-11): Client elects to waive			04/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787307	xxxxxx	28273881	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	Both UCDP reports in file reflect 9102 vs 9120		Reviewer Comment (2023-04-14): Updated CU provided	04/14/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787307	xxxxxx	28308654	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.26680% or Final Disclosure APR of 9.33100% is equal to or greater than the threshold of APOR 6.02% + 1.5%, or 7.52000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal dated xxxxxx was delivered to the borrower.		Reviewer Comment (2023-04-19): Delivery provided	04/19/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787307	xxxxxx	28308655	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal dated xxxxxx was delivered to the borrower.		Reviewer Comment (2023-04-19): Delivery provided	04/19/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787307	xxxxxx	28331281	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-04-19): Client elects to waive			04/19/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787297	xxxxxx	28265949	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-04-12): Client elects to waive			04/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787297	xxxxxx	28265961	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-04-14): FTP provided	04/14/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787297	xxxxxx	28265964	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-04-14): FTP provided	04/14/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787297	xxxxxx	28266233	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.57933% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .57933%).			Reviewer Comment (2023-04-12): Client elects to waive			04/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787297	xxxxxx	28297743	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	The CPA letter in file does not contain confirmation that they prepared the most recent 2 years tax return filing for the borrower’s business.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-05-25): Client elects to waive with verified compensation factors

Reviewer Comment (2023-05-17): Filing  her taxes and the CPA preparing her taxes are not the same thing. The CPA must state they have prepared their taxes for the past 2 years.

Reviewer Comment (2023-05-15): The tax professional still does not state that the they prepared the most recent taxes for the past 2 years.

Reviewer Comment (2023-04-17): The tax preparer letter does not reflect the tax preparer prepared the taxes. It reflects xxxxxx is my client since 2015 and filed her income tax every year, including 2022 filing." The letter does not say the tax professional filed the taxes but it reads the borrower filed their taxes.
																	05/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787297	xxxxxx	28297774	xxxxxx	xxxxxx	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $197,904.20 is less than Cash From Borrower $253,460.91.	Backed out $41,146.01 and $36,154.16 from checking account. Per the large deposit sources in file, a non-borrower cashed out their IRA account and received a claims refund and deposited it into this account. Although the account is joint and and an access letter provided, it is documented that these were non-borrower funds and a gift letter was not provided.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-05-25): Client elects to waive with verified compensation factors

Reviewer Comment (2023-05-15): LOE's are not acceptable. Please review 7.3 of the guidelines that specify what the gift letter must contain.

Reviewer Comment (2023-05-05): The access letter does not clear this condition. See comments from 4/17: It is irrelevant if it is a joint account when the funds deposited for $41,146 and $36,154.16 are from a non-borrower account or non-borrower funds (IRA cash out and claims refund). In this instance a gift letter would be required.

Reviewer Comment (2023-04-17): It is irrelevant if it is a joint account when the funds deposited for $41,146 and $36,154.16 are from a non-borrower account or non-borrower funds (IRA cash out and claims refund). In this instance a gift letter would be required.
																	05/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786054	xxxxxx	28273709	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-04-17): FTP provided	04/17/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786054	xxxxxx	28273713	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-04-13): Client elects to waive			04/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786054	xxxxxx	28291410	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-04-17): FTP provided Reviewer Comment (2023-04-14): The supplement provided as the incorrect property address listed.	04/17/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786054	xxxxxx	28324057	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx. PDI received dated xxxxxx : No Damage	Reviewer Comment (2023-04-25): PDI received dated xxxxxx : No Damage			04/25/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786698	xxxxxx	28297858	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-04-13): Client elects to waive			04/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786698	xxxxxx	28300784	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the guidelines for the 1099 program, YTD earnings must be documented to support the ongoing receipt of income showing on the 1099s by either checks or single check stubs with YTD totals if available, or YTD bank statements and the YTD earnings from the total of check stubs or the tally of deposits from bank statements must be within 10% or greater than the prior year earnings. Loan file contains the required YTD bank statements; however, they do not support the prior year earnings as required. Loan file contains 3 business bank account statements. Account 5600-02, file contains 1/2023 through 3/2023 with deposits totaling $30,588.12; Account 1034 does not reflect any deposits related to the business; and Account 0565 file contains 1/2023 through 2/2023, reflecting $3,077.50 in business deposits. The total YTD income is calculated at $11,734.79, which is not within 10% of the 1099 income of $20,193.20 per month.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-03): Client elects to waive with verified compensation factors Reviewer Comment (2023-04-26): Adding in the business deposits from the updated bank statements from 0565 and adding business deposits from 5600-02 the YTD income is 14,677.35 which is still not within 10% of $20,193.20.			05/03/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786698	xxxxxx	28300800	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-04-19): Gap provided	04/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786698	xxxxxx	28300878	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 85.00000% exceeds Guideline loan to value percentage of 80.00000%.	Per the guidelines, the maximum LTV for a purchase with a 680 credit score is 85%; however, subject is located in CBSA listed in guidelines and a 5% reduction applies, resulting in a maximum allowed LTV of 80%. Loan was approved with an 85% LTV. File contains investor exception request.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-04-13): Client elects to waive with verified compensation factors			04/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786698	xxxxxx	28300896	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		The Deed signed at closing reflects our borrower as a married individual; however, the DOT signed at closing reflects borrower and non-borrowing spouse.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-04-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-04-19): The updated title commitment was provided, however the deed still needs t be corrected as it just reflects the borrower, a married man.			04/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786130	xxxxxx	28291083	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-04-13): Client elects to waive			04/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786130	xxxxxx	28291127	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.			Reviewer Comment (2023-04-13): Client elects to waive			04/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786130	xxxxxx	28291128	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 10.61940% or Final Disclosure APR of 10.72100% is equal to or greater than the threshold of APOR 6.59% + 1.5%, or 8.09000%. Non-Compliant Higher Priced Loan.			Reviewer Comment (2023-04-13): Client elects to waive			04/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786130	xxxxxx	28291174	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.81001% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .81001%).			Reviewer Comment (2023-04-13): Client elects to waive			04/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786130	xxxxxx	28291235	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $120.00 exceeds tolerance of $55.00. Insufficient or no cure was provided to the borrower. (7571)	The Verification of Employment Fee increased from $55.00 on the initial Loan Estimate to $120.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-04-27): SitusAMC received Post Cd, LOX, Copy of refund check and proof of mailing.		04/27/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786130	xxxxxx	28303862	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-04-19): Gap provided Reviewer Comment (2023-04-17): The document provided is not a gap report but a supplemental report to update the mortgage only.	04/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786130	xxxxxx	28304075	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	File is missing evidence the final appraisal report dated xxxxxx was provided to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-04-13): Client elects to waive			04/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786130	xxxxxx	28304076	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.61940% or Final Disclosure APR of 10.72100% is equal to or greater than the threshold of APOR 6.59% + 1.5%, or 8.09000%. Non-Compliant Higher Priced Mortgage Loan.	File is missing evidence the final appraisal report dated xxxxxx was provided to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-04-17): Delivery provided	04/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786130	xxxxxx	28304077	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	File is missing evidence the final appraisal report dated xxxxxx was provided to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-04-17): Delivery provided	04/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786130	xxxxxx	28304078	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,695.96 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	Zero percent fee tolerance exceeded. Changed Circumstance form in file does not list valid reason for this change as it states rate is floating.		Reviewer Comment (2023-04-16): SitusAMC Received COC dated xxxxxx with a valid reason for change.	04/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786130	xxxxxx	28364413	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,160.00 exceeds tolerance of $750.00. Insufficient or no cure was provided to the borrower. (7506)	SitusAMC received Post CD whereas the fee increased on Post CD dated xxxxxx for $1160 from $750 initial . Kindly provide cure of $410. Cure consist of Post CD,LOX, Copy of refund check and proof of mailing.		Reviewer Comment (2023-05-12): SitusAMC received PCCD, LOE and True and Certified Final Settlement Statement. Reviewer Comment (2023-05-03): SitusAMC Received PCCD dated xxxxxx along with LOE however True and certified final Settlement Statement from title is required to verify updated fees on Corrected CD were actual fees charged at closing. Reviewer Comment (2023-05-01): SitusAMC No new documents received for Appraisal fee Cure. Provided Cure Docs are for VOE fee. Provide valid COC or Cure docs for Appraisal fee.	05/12/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786130	xxxxxx	28367153	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The xxxxxx PCCD shows an increase of $580 in the appraisal fee that was not present on the final CD. Cure is required. Provide PCCD, LOE, copy of refund check, proof of delivery and reopening of RTC.		Reviewer Comment (2023-05-12): SitusAMC received xxxxxx CD, LOE to borrower and final settlement statement Reviewer Comment (2023-05-03): Please provide certified closing statement for verification of distribution of fees at closing for testing.	05/12/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	785900	xxxxxx	28298653	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-14): Client elect to waive			04/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785900	xxxxxx	28305103	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per guidelines, non-institutional VORs require canceled checks or bank statements to verify payments. Further, first time homebuyers require 12 month housing history to be documented. Borrower is a FTHB and file contains a non-institutional VOR, completed by an individual with the same last name as the Borrower, and 12 months canceled checks were not provided. Loan file contains investor exception request to take private party VOR without canceled checks.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-14): Client elects to waive with verified compensation factors			04/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785900	xxxxxx	28309145	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOR provided is incomplete: Part 1, Block 1 is not completed, Part II, "Number of times 30 days past due" was not completed, and Title is not completed.		Reviewer Comment (2023-04-25): Completed VOR provided	04/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785900	xxxxxx	28315589	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx. PDI received dated xxxxxx : No Damage	Reviewer Comment (2023-04-25): PDI received dated xxxxxx: No Damage			04/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786593	xxxxxx	28305453	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-14): Client elects to waive			04/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786429	xxxxxx	28303576	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The borrower owns their primary residence and recently refinanced the property on xxxxxx with the first payment due on xxxxxx . A verification of mortgage for the previous mortgage is required or documentation to reflect the property was free and clear prior to the transaction dated xxxxxx .		Reviewer Comment (2023-04-19): Note, Payoff, Previous history provided	04/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786429	xxxxxx	28303582	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-04-14): Client elects to waive			04/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786429	xxxxxx	28308771	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-04-18): Gap provided	04/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786429	xxxxxx	28309683	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Initial 1003, dec page, reflects intent to occupy.		Reviewer Comment (2023-04-14): Client elects to waive			04/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785233	xxxxxx	28305582	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-17): Client elects to waive			04/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785233	xxxxxx	28305904	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.22069% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.22069%).			Reviewer Comment (2023-04-17): Client elects to waive with verified compensation factors			04/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	785233	xxxxxx	28309953	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $910.00 exceeds tolerance of $750.00. Insufficient or no cure was provided to the borrower. (7506)	Cure nor valid COC was provided for the increase in the appraisal fee.		Reviewer Comment (2023-05-16): SitusAMC received valid changed circumstance.	05/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	785233	xxxxxx	28315736	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOR or the borrower's primary residence is incomplete. Does not reflect amount of rent per or number of times 30 days past due. Further, VOR is from a private party. 6 months cancelled checks were not provided and cannot match up any bank statements to amount of $3,000.		Reviewer Comment (2023-05-15): VOR's and bank statements provided	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785233	xxxxxx	28315798	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , IV Paystubs	If the borrower pays themselves wage income, a YTD paystub must be included in the file.		Reviewer Comment (2023-05-15): YTD paystubs provided	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785233	xxxxxx	28315800	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx W-2 (2021)			Reviewer Comment (2023-05-15): W2 provided	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785233	xxxxxx	28315810	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	First Time Homebuyers are are only allowed on Primary Residences.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-17): Client elects to waive with verified compensation factors			04/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786574	xxxxxx	28304569	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-14): Client elects to waive			04/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786574	xxxxxx	28304611	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003				Reviewer Comment (2023-04-18): Final 1003 provided	04/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786574	xxxxxx	28304923	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal was delivered to the borrower.		Reviewer Comment (2023-04-25): Delivery provided Reviewer Comment (2023-04-19): The document provided was already in file at time of review and is for the origination appraisal. Evidence needs to be provided the updated appraisal with a completion date of xxxxxx was delivered to the borrower.	04/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786574	xxxxxx	28305005	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.03404% or Final Disclosure APR of 8.10000% is equal to or greater than the threshold of APOR 6.59% + 1.5%, or 8.09000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal was delivered to the borrower.	Reviewer Comment (2023-04-25): Delivery provided

Reviewer Comment (2023-04-19): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.03400% or Final Disclosure APR of 8.10000% is equal to or greater than the threshold of APOR 6.59% + 1.5%, or 8.09000%.  Non-Compliant Higher Priced Mortgage Loan.

Reviewer Comment (2023-04-18): The document provided was already in file at time of review and is for the origination appraisal. Evidence needs to be provided the updated appraisal with a completion date of xxxxxx was delivered to the borrower.
															04/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786574	xxxxxx	28305012	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-04-14): Client elects to waive			04/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786574	xxxxxx	28309408	xxxxxx	xxxxxx	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The gift letter for the gift of $38,000 does not provide the date the funds were transferred.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-19): Client elects to waive with verified compensation factors Reviewer Comment (2023-04-18): The gift letter provided was the same one in file with the verbiage added not initialed by the donor/borrower. The lender cannot add this verbiage on behalf of the borrower as this is a guideline requirement. Proof of transfer has no bearing on this.			04/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786574	xxxxxx	28309422	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	The minimum housing history was not met as required by guidelines for First Time Homebuyer.		The guidelines require a minimum of 12 month housing history for a First Time Home Buyer. The borrower is a First Time Home Buyer and has been living rent free; therefore, does not meet the housing requirement. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-14): Client elects to waive with verified compensation factor			04/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786574	xxxxxx	28356769	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-04-25): Client elects to waive			04/25/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785878	xxxxxx	28298905	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.28835% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .28835%).			Reviewer Comment (2023-04-17): Client elects to waive			04/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	785878	xxxxxx	28298926	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-17): Client elects to waive			04/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785878	xxxxxx	28309817	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-04-17): Client elects to waive			04/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785878	xxxxxx	28309818	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.13130% or Final Disclosure APR of 9.21300% is equal to or greater than the threshold of APOR 6.59% + 1.5%, or 8.09000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2023-05-01): Delivery provided	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785878	xxxxxx	28309819	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-05-01): Delivery provided	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785878	xxxxxx	28309838	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.49 is less than Guideline PITIA months reserves of 12.00.	The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-17): Client elects to waive with verified compensation factors			04/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785878	xxxxxx	28316163	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide the tax preparers/CPA license number.		Reviewer Comment (2023-04-20): Tax prepare's letter is in the file.	04/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785878	xxxxxx	28316191	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Per the AL SOS, the formation date of the business was xxxxxx which is < 2 years of self-employment. If business was started earlier, evidence of this will need to be provided. The file has 12 months of bank statements for the business.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-20): The client elects to waive.			04/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785878	xxxxxx	28387124	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-05-01): Client elects to waive			05/01/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785935	xxxxxx	28310110	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-17): Client elects to waive			04/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785935	xxxxxx	28310155	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Missing evidence of appraisal delivery to borrower		Reviewer Comment (2023-04-17): Client elects to waive			04/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785935	xxxxxx	28310662	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-02): Gap report provided Reviewer Comment (2023-05-08): The UDM provided is not acceptable as it is > 10 days prior to closing. The gap report or UDM must be dated within 10 days prior to close or anytime after. Reviewer Comment (2023-04-26): The same credit report from origination was provided. Per guidelines, a gap credit or Undisclosed Debt Monitoring report is required no more than 10 days prior to loan closing or any time after closing.	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785935	xxxxxx	28310680	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File is missing evidence of the 2/2023 mortgage payment for the primary residence on xxxxxx to complete the required 0x30x12 housing history.		Reviewer Comment (2023-05-26): Supplement provided Reviewer Comment (2023-04-26): The mortgage statement provided reflects due for the 2/2023 payment. Evidence of the 2/2023 payment is required.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785935	xxxxxx	28316490	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal does not reflect the xxxxxx.		Reviewer Comment (2023-04-26): An appraisal with the correct address was provided.	04/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786579	xxxxxx	28322452	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-19): Client elects to waive			04/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786579	xxxxxx	28322610	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State Late Charge	Maryland Late Charge Grace Period Testing	Maryland Late Charge: Note grace period of 5 days is less than the state minimum of 15 days.			Reviewer Comment (2023-04-19): Client elects to waive			04/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786579	xxxxxx	28322611	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State Late Charge	Maryland Late Charge Percent and Amount Testing	Maryland Late Charge: Note late charge of 10.00000% exceeds state maximum of 5% or $2, whichever is greater.			Reviewer Comment (2023-04-19): Client elects to waive			04/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786579	xxxxxx	28322612	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State Defect	Maryland SB270 Prepayment Penalty Test 2009 Investment Test	Maryland SB270: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepayment penalty will not exceed maximum permitted by applicable law.			Reviewer Comment (2023-04-19): Client elects to waive			04/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786579	xxxxxx	28323430	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per guidelines, a 0x30x12 housing history is required to be verified. Per final 1003, borrower has owned primary residence for 13.5 years. The credit report provided reflects the mortgage for this property and that it was opened xxxxxx 14; however, it only reflects 9 months of payments and there is no prior closed mortgage loans reflected on the credit report provided. Please provide a complete 12 month mortgage history for borrower's primary residence.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-26): Client elects to waive with verified compensation factors			04/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786579	xxxxxx	28323526	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)	Borrower waived right to receive copy of appraisal at least 3 days prior to closing and file is missing evidence the final report dated xxxxxx was delivered to borrower at or before closing.		Reviewer Comment (2023-04-19): Client elects to waive			04/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786579	xxxxxx	28327968	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Ineligible Transaction: A property is considered ineligible if either of the following are true: The price in the borrower’s purchase agreement exceeds the property Seller’s acquisition price by more than 10% if the property Seller acquired the property 90 or fewer days prior to the date of the borrower’s purchase agreement.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-26): Client elects to waive with verified compensation factors			04/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787655	xxxxxx	28319703	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		The guidelines require documentation to verify the gift funds have been transferred to the borrower's account or transferred to the closing agent. The borrower's personal bank statement only verifies $5,000 xxxxxx to borrower from donor vs. $10,000.		Reviewer Comment (2023-05-17): Deposit receipt provided	05/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787655	xxxxxx	28319750	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-04-19): Client elects to waive			04/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787655	xxxxxx	28319766	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-04-25): Fraud Report provided	04/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787655	xxxxxx	28319769	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-04-28): Approval provided	04/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787655	xxxxxx	28322577	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The hazard policy reflects the guarantor's name instead of the borrowing business entity name.		Reviewer Comment (2023-05-16): Updated HOI provided	05/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787655	xxxxxx	28329884	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.	Gift funds cannot be utilized for reserves. The borrower's personal account reflects $5,000 of the $10,000 gift funds were received already.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-12): Client elects to waive with verified compensation factors

Reviewer Comment (2023-05-17): Borrower is still short reserves. The total gift was $15,000 received into account 3523. 1) The gift letter needs to be updated to reflect $15,000 2) The bank printout ending xxxxxx for account 3523 reflects a present and available balance of $4,662.17 at the top but then under the transaction history, reflects $60,020.68. An explanation needs to be provided.

Reviewer Comment (2023-05-17): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated PITIA months reserves of 0.45 is less than Guideline PITIA months reserves of 2.00.
																	07/12/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786408	xxxxxx	28327545	xxxxxx	xxxxxx	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy effective date is after the funds disbursed.	Hazard Insurance Policy Effective Date xxxxxx ; Disbursement date: xxxxxx ; Note date: xxxxxx ; Transaction date: xxxxxx			Reviewer Comment (2023-04-27): Final SS provided verifying updated disbursement date for dry state of xxxxxx . Effective date prior to disbursement.	04/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786408	xxxxxx	28327549	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786408	xxxxxx	28327573	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	File is missing evidence of the HOI on the REO on xxxxxx. Per final 1003 and amount disclosed in maintenance, taxes and insurance section, this property has an HOI policy that was not provided in the loan file.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-04): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-02): Please review the original condition. Per final 1003 and amount disclosed in maintenance, taxes and insurance section, this property has an HOI policy that was not provided in the loan file. Taxes are xxxxxx and HOA dues $100.66. 1003 $456.66. Balance $20.79/month or $249.48/year which would cover an HO6 policy on an attached PUD or Condo property.			05/04/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786408	xxxxxx	28327630	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	File is missing evidence the primary appraisal dated xxxxxx was delivered to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786408	xxxxxx	28327631	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)	File is missing evidence the appraisal dated xxxxxx was delivered to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786408	xxxxxx	28327826	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Incomplete Document: Note - Subject Lien is incomplete	Per the first page of the Security Instrument and Warranty Deed signed at closing, subject closed in a business entity; however, per the signature page of the Note and Prepayment Addendum to the Note, the Borrower only signed as an individual. Please provide corrected Note and Prepayment Addendum to Note, reflecting business entity signed by Borrower on behalf of the entity, along with LOE and proof of delivery to the Borrower.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-11): Client elects to waive with verified compensation factors

Reviewer Comment (2023-05-11): The same documents were provided as well as this condition pertains to the Note vs. DOT. The Entity is not reflected. The signature should reflect the Entity by the Guarantor.

Reviewer Comment (2023-05-08): Please review comments from xxxxxx Received LOE and evidence of delivery. The corrected and executed Note+Addendums was not provided. Further, based on the Note, the signature is still incorrect as it just reflects the Individual -Member. It must reflect the Entity as well.

Reviewer Comment (2023-05-02): Received LOE and evidence of delivery. The corrected and executed Note+Addendums was not provided. Further, based on the Note, the signature is still incorrect as it just reflects the Individual -Member. It must reflect the Entity as well.
																	05/11/2023	2	D	B	D	B	D	B	D	B	D	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786408	xxxxxx	28327841	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Per the first page of the Security Instrument and the Warranty Deed signed at closing, subject transaction closed in a business entity; however, the signature page of the Security Instrument and all Riders attached only reflect the Borrower signing as an individual. Please provide corrected Security Instrument and all Riders, reflecting business entity, signed by borrower on behalf of the entity, along with notice of intent to re-record, LOE and proof of delivery to borrower.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-11): Client elects to waive the DOT reflects borrower as a subject entity and is signed by the borrower who is 100% owner as verified via corporate docs.

Reviewer Comment (2023-05-11): The same documents were provided. The Entity is not reflected. The signature should reflect the Entity by the Guarantor.

Reviewer Comment (2023-05-08): Please review comments from xxxxxx Received LOI, LOE and evidence of delivery. Further, an unexecuted package is not acceptable as well as the signature is still incorrect. It only reflects the individual name -Member. It does not reflect the Entity. Provide the corrected and executed, DOT+ Riders, and warranty deed. It will be at the investor's discretion if they would like any other document updated.

Reviewer Comment (2023-05-02): Received LOI, LOE and evidence of delivery. Further, an unexecuted package is not acceptable as well as the signature is still incorrect. It only reflects the individual name -Member. It does not reflect the Entity. Provide the corrected and executed, DOT+ Riders, and warranty deed. It will be at the investor's discretion if they would like any other document updated.
																	05/11/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786408	xxxxxx	28328092	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)	File is missing evidence that the appraisal report dated xxxxxx was delivered to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786051	xxxxxx	28328903	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786051	xxxxxx	28329175	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,089.55 exceeds tolerance of $1,064.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax increased from xxxxxx on the initial Loan Estimate to $1,089.55 on the Closing Disclosure dated xxxxxx without a valid change of circumstance. It appears the loan amount did increase which could be the reason for the increase; however, the file does not contain a COC to confirm.		Reviewer Comment (2023-04-27): SitusAMC received a valid COC for the fee increased on Cd dated xxxxxx .	04/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786051	xxxxxx	28329300	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $9,648.75 exceeds tolerance of $9,120.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points increased from $9,120.00 on the initial Loan Estimate to $9,648.75 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-04-27): SitusAMC received a valid COC.	04/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786051	xxxxxx	28329363	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 110.00 on Final Closing Disclosure provided on xxxxxx not accurate. (Final xxxxxx)	The final Closing Disclosure reflects HOA Dues of $10 per month; however, the file does not contain any documentation to verify the HOA Dues.		Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786051	xxxxxx	28329371	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	The file is missing a copy of the Homeownership Counseling List.		Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786051	xxxxxx	28329384	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.22107% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .22107%).			Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786911	xxxxxx	28334365	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786911	xxxxxx	28334387	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx . PDI received dated xxxxxx : No Damage	Reviewer Comment (2023-05-23): PDI received dated xxxxxx : No Damage			05/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786236	xxxxxx	28333463	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786236	xxxxxx	28334473	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	Per guidelines for the business bank statement program, the business is required to be in existence for 2 years. Loan file contains a printout from the Secretary of State website which indicates the status of the business used in income qualifying is currently suspended and inactive as of xxxxxx . A current search of the business on the SOS site to date, also reflects the same. Please provide third party documentation that business is active and in good standing at time of loan closing.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-25): Client elects to waive with verified compensation factors

Reviewer Comment (2023-05-23): The document provided is the statement of formation and filed on xxxxxx which is post closing. Evidence needs to be provided that business was active and in good standing at time of loan closing.

Reviewer Comment (2023-04-27): The same documents were provided that were in file at time of review. Please review the original condition. Per guidelines for the business bank statement program, the business is required to be in existence for 2 years. Loan file contains a printout from the Secretary of State website which indicates the status of the business used in income qualifying is currently suspended and inactive as of xxxxxx . A current search of the business on the SOS site to date, also reflects the same. Please provide third party documentation that business is active and in good standing at time of loan closing.
																	05/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786236	xxxxxx	28334477	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	File is missing evidence the borrower's primary residence is owned free and clear. The property history report in the file does not reflect the same address as that disclosed on the final 1003 or HOI policy in file as borrower's primary residence address.	Reviewer Comment (2023-05-19): Evidenced that the two street addresses are one and the same was provided.

Reviewer Comment (2023-05-17): All documents were received but do not clear the condition. Evidence will need to be provided that the addresses are one in the same or investor can elect to waive with verified compensation factors

Reviewer Comment (2023-05-02): An updated 1003 does not clear this condition. The HOI, Tax Cert, and reconveyance of deed reflects xxxxxx. Property profile report and updated 1003 reflect xxxxxx The borrower owns both properties it appears. Provide the updated 1003 adding the additional property on xxxxxx and provide the HOI verification for the property on xxxxxx

Reviewer Comment (2023-04-27): The 1003 reflects the primary address is on xxxxxx. The property profile report provided is for xxxxxx
															05/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786236	xxxxxx	28516362	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	xxxxxx CU 1.0. xxxxxx CU not eligible for rep and warrant. Due to the discrepancy, a secondary valuation is required.		Reviewer Comment (2023-06-02): CDA received Reviewer Comment (2023-05-31): CDA will be ordered	06/02/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787422	xxxxxx	28333812	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787422	xxxxxx	28333876	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-04-28): Approval provided	04/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787422	xxxxxx	28336047	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Subject Property listed on Insurance does not match the Note (xxxxxx on the Note vs xxxxxx listed on HOI)	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-22): Client requested back Reviewer Comment (2023-05-26): The endorsement reflects effective change date xxxxxx to xxxxxx . Reviewer Comment (2023-05-25): The document provided is dated over a month post-close and is not acceptable.			06/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787422	xxxxxx	28336048	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-04-28): Cleared report provided	04/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787422	xxxxxx	28336096	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Subject Property listed on the Appraisal does not match the Note (xxxxxx on appraisal vs. xxxxxx listed on the Note		Reviewer Comment (2023-06-07): Per the client, the correct city should be xxxxxx. Reviewer Comment (2023-05-26): The city was not corrected on the appraisal to xxxxxx.	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787422	xxxxxx	28336097	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Subject Property listed on the Desk Review does not match the Note ( xxxxxx on Desk Review vs. xxxxxx listed on the Note		Reviewer Comment (2023-06-07): Per the client, the correct city should be xxxxxx.	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787422	xxxxxx	28349199	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 3/2023 mortgage payment for the borrower's primary address.		Reviewer Comment (2023-05-19): Evidence of the 3/2023 mortgage payment was provided. Reviewer Comment (2023-05-01): The document provided does not provide evidence of the 3/2023 payment and is an escrow analysis review. It reflects what the change in escrow will be, the new monthly payment, and reflects the new change will take effect xxxxxx .	05/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787422	xxxxxx	28349238	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The Flood Insurance address reflects a city of xxxxxx.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-22): Client requested back Reviewer Comment (2023-06-07): The flood policy is dated post-close and not acceptable, however per the client, the correct city should be xxxxxx. The Flood policy will need to be re-corrected.			06/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787422	xxxxxx	28581365	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the client, the correct city should be xxxxxx. Provide the corrected and executed Note + Riders, DOT + Riders, 1003, HOI, Flood Insurance, Flood Cert, Title, and CPL. It will be at investor's discretion if they would like the HUD/CD, Business Purpose and NOO Certs updated. Further, provide the LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive with verified compensation factors			06/22/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787427	xxxxxx	28332507	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	Per final 1003, borrower refinanced the REO on xxxxxx with same Lender. File is missing evidence of the new PITIA payment for this property.		Reviewer Comment (2023-04-28): First payment letter provided	04/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787427	xxxxxx	28332510	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-04-28): Cleared Fraud Report provided	04/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787427	xxxxxx	28332539	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787427	xxxxxx	28332542	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-04-28): FTP provided	04/28/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787427	xxxxxx	28332548	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-04-28): FTP provided	04/28/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787427	xxxxxx	28332652	xxxxxx	xxxxxx	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $6,550.33 is less than Cash From Borrower $79,810.53.	Per the bank statements provided, borrower's available assets of $6,550.33 are less than the required cash from Borrower of $79,810.53.	Reviewer Comment (2023-05-15): Final Closing Statement for additional property provided. Please see added condition for usage.

Reviewer Comment (2023-05-12): Please see comments from 5/10:The Final stamped/certified SS was provided for xxxxxx but reflects a closing date post close which is not acceptable to utilize.

Reviewer Comment (2023-05-10): The LOE does not clear this condition. The Final stamped/certified SS was provided for xxxxxx but reflects a closing date post close which is not acceptable to utilize.

Reviewer Comment (2023-05-08): Final SS provided for the subject property but not for the property on xxxxxx. The SS for xxxxxx is not signed/stamped certified.

Reviewer Comment (2023-05-01): An initial CD does not trump a Final Settlement Statement. This is not the same as a property sale. The Final SS is not stamped certified/signed as well as the closing date is post-close. The disbursement date of the current transaction has no bearing on this and is only reflected updated on a PC-CD with no Final SS to support.

Reviewer Comment (2023-04-28): The Final SS provided is not stamped certified/signed as well as the closing date is post-close this transaction, therefore funds are not usable.
															05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787427	xxxxxx	28332674	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx .	Reviewer Comment (2023-05-01): 442 received dated xxxxxx reflecting No Damage			05/01/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787427	xxxxxx	28332928	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Based on the most recent bank statements provided, the minimum reserve requirement of 6 months was not met.	Reviewer Comment (2023-05-15): Final Closing Statement for additional property provided. Please see added condition for usage.

Reviewer Comment (2023-05-12): Please see comments from 5/10: The Final stamped/certified SS was provided for xxxxxx but reflects a closing date post close which is not acceptable to utilize.

Reviewer Comment (2023-05-10): The LOE does not clear this condition. The Final stamped/certified SS was provided for xxxxxx but reflects a closing date post close which is not acceptable to utilize.

Reviewer Comment (2023-05-08): Final SS provided for the subject property but not for the property on xxxxxx. The SS for xxxxxx is not signed/stamped certified.

Reviewer Comment (2023-05-01): An initial CD does not trump a Final Settlement Statement. This is not the same as a property sale. The Final SS is not stamped certified/signed as well as the closing date is post-close. The disbursement date of the current transaction has no bearing on this and is only reflected updated on a PC-CD with no Final SS to support.

Reviewer Comment (2023-04-28): The Final SS provided is not stamped certified/signed as well as the closing date is post-close this transaction, therefore funds are not usable.
															05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787427	xxxxxx	28334121	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		Per Section 4 of the Note, a Prepayment Note Addendum is attached to the Note; however, this document was not provided.		Reviewer Comment (2023-04-28): PPP to the Note provided	04/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	787427	xxxxxx	28334126	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Loan has a Prepayment Penalty and the Prepayment Penalty Rider is missing		Per the Security Instrument, a Prepayment Penalty Rider is attached; however, the Rider was not provided in the loan documentation.		Reviewer Comment (2023-04-28): PPP to the DOT provided	04/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787427	xxxxxx	28334173	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Transaction Error: Outstanding liens were not paid at closing.		Per the title commitment provided, Items 8 and 9 reflect open mortgages on the subject property; however, per the Seller CD provided, only Item 9 was paid through closing. Please provide evidence Item 8 was paid off at or prior to closing.		Reviewer Comment (2023-05-01): Clear FTP provided	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787427	xxxxxx	28334316	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement	Guidelines for the P&L only program require the C xxxxxx to sign the P&L. The P&L provided in the loan file is not signed.		Reviewer Comment (2023-05-04): Signed P&L provided	05/04/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787427	xxxxxx	28467200	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to allow post-close proceeds from additional REO to be utilized on this investment transaction for closing/reserves.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Property inspected post disaster but pre-FEMA declaration of disaster end date. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-16): Client elects to waive with verified compensation factors			05/16/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786694	xxxxxx	28335274	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-04-27): E-Consent provided	04/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786694	xxxxxx	28335310	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786694	xxxxxx	28339830	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 2,585.00 on Final Closing Disclosure provided on xxxxxx not accurate. (Final xxxxxx)			Reviewer Comment (2023-04-24): Client elects to waive			04/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786694	xxxxxx	28339926	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $13.00 exceeds tolerance of $11.00. Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee increased from $11 to $13. Insufficient or no cure was provided to the borrower		Reviewer Comment (2023-05-09): SitusAMC Received PCCD, LOE, Copy of check and delivery report for the cure provided. Reviewer Comment (2023-05-05): SitusAMC received PCCD, LOE, Copy of check and proof of mailing. FedEx tracking indicates label has been created, but package has not been shipped. Proof of mailing required to cure.		05/09/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786694	xxxxxx	28339927	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $199.00 exceeds tolerance of $141.00. Insufficient or no cure was provided to the borrower. (75208)	Verification Fee increased from $141 to $199. Insufficient or no cure was provided to the borrower		Reviewer Comment (2023-05-09): SitusAMC Received PCCD, LOE, Copy of check and delivery report for the cure provided.		05/09/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786694	xxxxxx	28341105	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.	Per the final 1003, borrower is using the proceeds from the sale of the former primary residence in the subject transaction; however, the closing statement provided is not signed/stamped final and there is no evidence these funds were transferred to the subject transaction.		Reviewer Comment (2023-05-01): Final SS from sale of property provided	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786694	xxxxxx	28341107	xxxxxx	xxxxxx	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $1,489,167.76 is less than Cash From Borrower $3,443,794.71.	Per the final 1003, borrower is using the proceeds from the sale of the former primary residence in the subject transaction; however, the closing statement provided is not signed/stamped final and there is no evidence these funds were transferred to the subject transaction.		Reviewer Comment (2023-05-01): Final SS from sale of property provided Reviewer Comment (2023-04-27): The settlement statement is not signed/stamped certified.	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786694	xxxxxx	28341162	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Per the guidelines for the bank statement program, borrower must have been employed for 2 years and business used in income qualification must have been in existence for two years. The loan file contains a printout from Open Corporates which reflects the business has been existence since xxxxxx , which meets the guideline requirement of being in existence for two years; however, it reflects the Borrower was added as an officer xxxxxx which is 1.26 years prior to subject loan closing. Please provide documentation that borrower has been self-employed for 2 years as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-28): Client elects to waive with verified compensation factors Reviewer Comment (2023-04-27): The same CPA letter was provided that was in file at time of review. The CPA statement contradicts with the legal filing Entity documents which reflects borrower was just added as a member on xxxxxx . Provide additional filed Entity documents that verify borrower has been employed at the business utilized to qualify for 2 years.			04/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787207	xxxxxx	28343472	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-25): Client elects to waive			04/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787207	xxxxxx	28355647	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-02): UDM provided	05/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787207	xxxxxx	28355712	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 46.13384% exceeds Guideline total debt ratio of 43.00000%.	Program was sent over as xxxxxx Plus which allows a max DTI of 43%.		Reviewer Comment (2023-05-01): Client requested a re-underwrite to xxxxxx. DTI eligibility increased to 50%. DTI conditions no longer apply.	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787207	xxxxxx	28355714	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Program was sent over as xxxxxx Plus which allows a max DTI of 43%.		Reviewer Comment (2023-05-01): Client requested a re-underwrite to xxxxxx. DTI eligibility increased to 50%. DTI conditions no longer apply.	05/01/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787207	xxxxxx	28355715	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Program was sent over as xxxxxx Plus which allows a max DTI of 43%.		Reviewer Comment (2023-05-01): Client requested a re-underwrite to xxxxxx. DTI eligibility increased to 50%. DTI conditions no longer apply.	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787207	xxxxxx	28355716	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.13384% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Program was sent over as xxxxxx Plus which allows a max DTI of 43%.		Reviewer Comment (2023-05-01): Client requested a re-underwrite to xxxxxx. DTI eligibility increased to 50%. DTI conditions no longer apply.	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786013	xxxxxx	28342626	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.24930% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .24930%).			Reviewer Comment (2023-04-25): Client elects to waive			04/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786013	xxxxxx	28342628	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Other Includes Insurance Costs	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed whether Homeowners insurance is included in escrow in incorrect section. Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table. Disclosure requirement met, non-material exception for incorrect format/placement. (Final xxxxxx)			Reviewer Comment (2023-04-25): Client elects to waive			04/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786013	xxxxxx	28342640	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $50.00 exceeds tolerance of $25.00. Insufficient or no cure was provided to the borrower. (7564)	Cure nor valid COC provided	Reviewer Comment (2023-05-16): Situsamc Received PCCD, LOE, Refund Check and Proof of Mailing.

Reviewer Comment (2023-05-12): SitusAMC received PCCD, LOE, refund check & Mailing Label; however, the Mailing label says that the label has been just created, please provide a proof of delivery.

Reviewer Comment (2023-05-09): SitusAMC re-reviewed and the issue is due to the LE's reflecting "Additional Charges" $575 but we are missing a breakdown of all the fees included in that $575.  We received a screen print that shows Endorsement for $25 and Standard Endorsement for $50 but am unable to confirm that $50 Standard Endorsement was part of the Additional Charges total of $575.  Provide the breakdown of the fees that were included in the Initial LE Additional Charges totaling $575 which also reflects the additional "standard endorsement" amount being included. As submitted we cannot determine the fee amounts matching up in that total $575 and is included in the Additional Charges fee.  Missing the documentation to clarify the breakdown of "Additional Charges" shown on LE.

Reviewer Comment (2023-05-02): SitusAMC received xxxxxx report. However, we also required Letter of Explanation with LE's addendum pages for the bifurcation of the additional charges $575 disclosed on LE's to reevaluate this exception or Cure is required to borrower. Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Reviewer Comment (2023-04-27): SitusAMC Initial LE dated xxxxxx does not show any Standard Endorsement fee $50. Provide Valid COC or Cure Docs for increased fees. Cure Docs consists of PCCD, LOE, Refund Check and Proof of Mailing.
																05/16/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786013	xxxxxx	28342928	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-04-26): The client elects to waive. Reviewer Comment (2023-04-25): Client elects to waive			04/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786013	xxxxxx	28355270	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-04-27): Gap reports provided	04/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786013	xxxxxx	28355317	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $43.45 exceeds tolerance of $22.00. Insufficient or no cure was provided to the borrower. (75117)	Cure nor valid COC provided		Reviewer Comment (2023-04-27): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	04/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786013	xxxxxx	28355344	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx , Borrower: xxxxxx LOE Additional Owner, Third Party Verification LOE Additional Owner, Third Party Verification	1) Per the CPA letter, the both borrowers own a total of 85% of the business (42.50% each). Provide evidence of who the additional owner is as well as all other owners of the business not party to the loan must provide a signed and dated letter acknowledging the borrower’s access to the business account for loan qualification. 2) The CPA letter only verifies the % owned and does not verify how long the business has been active. Per guidelines, borrowers must be self-employed for at least two (2) years.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-02): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-02): Filing receipts provided verifying borrower a the current registered agent and authorized persons. Nothing was provided for the co-borrower. The Articles of Org dated 2001 is not executed by the borrower or coborrower and reflects a different authorized/registered agent.			05/02/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786013	xxxxxx	28355349	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1008/1003. Both borrowers own 85% of the business (42.50% each).		Reviewer Comment (2023-04-27): Updated 1003/1008 provided	04/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786735	xxxxxx	28347692	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-25): Client elects to waive			04/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786735	xxxxxx	28348840	xxxxxx	xxxxxx	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The file contains five gift letters. All gift letters are missing the date the funds were transferred as required by the guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-05): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-02): All gift letters we dated post-closing per the E-Consent signature agreement and not acceptable. Investor can elect to waive with verified comp factors.			05/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786735	xxxxxx	28355475	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		Provide evidence all REO properties owned are free and clear. Hazard policies reflecting no mortgagee is not sufficient proof as these are omitted from time to time. Provide the property profile reports.		Reviewer Comment (2023-04-27): Evidence F&C provided	04/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786735	xxxxxx	28355492	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Initial 1003, dec page, reflects intent to occupy.		Reviewer Comment (2023-04-25): Client elects to waive			04/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786865	xxxxxx	28341261	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx . PDI received dated xxxxxx : No Damage	Reviewer Comment (2023-05-04): PDI received dated xxxxxx : No Damage			05/04/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786865	xxxxxx	28341475	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-04-26): Client elects to waive			04/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786865	xxxxxx	28341712	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The guidelines require coverage to be equal to the lesser of: Replacement Cost Estimator from the property insurer or a 3rd party source (i.e., CoreLogic), if provided; Estimated cost to replace the dwelling from a recent appraisal, if provided; The unpaid principal balance of the mortgage. The hazard insurance policy reflects total coverage of xxxxxx . The appraisal reflects the estimated cost new as xxxxxx . The loan amount is xxxxxx . The policy is insufficient by $70,200.		Reviewer Comment (2023-05-02): Blanket Policy provided for HOA attached PUD	05/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786865	xxxxxx	28341718	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-04-28): Final SS provided	04/28/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786865	xxxxxx	28341798	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 2.00.	The file does not contain any asset documentation to verify sufficient reserves. The guidelines allow the cash out to be used toward reserves; however, the file is missing a copy of the final HUD-1/Closing Statement/Closing Disclosure.		Reviewer Comment (2023-05-12): Additional bank statements provided Reviewer Comment (2023-04-28): All cash out proceeds per the HUD were transferred to another purchase, therefore they cannot be utilized for reserves. After transfer, borrower received $0 in hand.	05/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786865	xxxxxx	28360625	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The business purpose cert does not have the cash out reason completed.		Reviewer Comment (2023-05-08): Completed BP cert provided	05/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786865	xxxxxx	28360628	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		The NOO cert does not have the refinance section completed.		Reviewer Comment (2023-05-02): Updated NOO provided	05/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	785884	xxxxxx	28352665	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Statement, Tax Verification	Per the final 1003, Borrower refinanced the departing primary residence on xxxxxx; however, evidence of the new PITIA payment was not provided.		Reviewer Comment (2023-04-28): Final CD provided with PITIA	04/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785884	xxxxxx	28352758	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-02): Client elects to waive			05/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785884	xxxxxx	28354344	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	File contains evidence appraisal report was received by Borrower on xxxxxx , which is less than 3 business days prior to subject loan consummation on xxxxxx .		Reviewer Comment (2023-04-27): Client elects to waive			04/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785884	xxxxxx	28354374	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Per guidelines, up to 3 NSFs in the prior 12 months are allowed. The business account ending 1429 reflects 12 NSFs in the prior 12 months, which exceeds the guideline maximum.		Reviewer Comment (2023-05-02): Removed income from 1429. Updated 1008/1003 provided.	05/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785884	xxxxxx	28355967	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		File is missing evidence of the source of the $417,403.80 wire transfer into the account ending 8799.		Reviewer Comment (2023-04-28): Final CD from cash out proceed on additional REO property provided.	04/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786491	xxxxxx	28348798	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2023-04-27): Client elects to waive			04/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786491	xxxxxx	28349040	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Missing rate lock document.		Reviewer Comment (2023-04-27): Client elects to waive			04/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786491	xxxxxx	28349488	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Guidelines for the xxxxxx Full Documentation program state the maximum LTV for a refinance and a borrower with a bankruptcy discharged more than 24 months prior to, but less than 36 months prior to, Note date is 75%. Loan was approved at 80% LTV. File contains investor exception request; however, compensating factors are incorrect. It states credit score 30+ points higher than minimum required. Minimum credit score for 80% LTV is 680 and borrower's qualifying score is 702, which is 22 points higher.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2023-05-01): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-01): No new documentation was received. Please try uploading again.			05/01/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786491	xxxxxx	28349489	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.36 is less than Guideline PITIA months reserves of 6.00.	Guidelines for the xxxxxx Full Documentation program require 6 months reserves if LTV is equal to or greater than 80%. Borrower's verified reserves of 5.36 months do not meet the guideline requirement of 6 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2023-05-05): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-04): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on the Final CD. Borrower is short reserves.			05/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786491	xxxxxx	28349550	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Due to transferred appraisal report.		Reviewer Comment (2023-04-27): Client elects to waive			04/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786568	xxxxxx	28348589	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-27): Client elects to waive			04/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786568	xxxxxx	28348713	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-04-27): Client elects to waive			04/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786568	xxxxxx	28348752	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Special Flood Hazard Disclosure xxxxxx was provided 10 calendar days prior to Note date xxxxxx		Reviewer Comment (2023-04-27): Client elects to waive			04/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784743	xxxxxx	28352890	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-27): Client elects to waive			04/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784743	xxxxxx	28354368	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2023-05-08): SitusAMC received valid COC dated xxxxxx Reviewer Comment (2023-05-02): SitusAMC received CD & Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added. Recert value required is not a valid information. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	05/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	784743	xxxxxx	28354384	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Loan Estimate not delivered to Borrower(s) within three (3) business days application date of xxxxxx .		Reviewer Comment (2023-05-02): SItusAMC received updated Disclosure Tracking details summary and the Initial disclosure received method ByMail.	05/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784743	xxxxxx	28354395	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	No evidence appraisal report dated xxxxxx was delivered to borrower at least 3 business days prior to consummation. The appraisal delivery notice in file states it is for the CDA.		Reviewer Comment (2023-04-27): Client elects to waive			04/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784743	xxxxxx	28354449	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section 50(a)(6): Acceptable xxxxxx title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)			Reviewer Comment (2023-04-27): Client elects to waive			04/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784743	xxxxxx	28354459	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Properly Executed by all persons vested on title)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed.	Lenders Representative signature is missing on the document.		Reviewer Comment (2023-05-01): Executed Disclosure provided	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	784743	xxxxxx	28354463	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	Lenders Representative signature is missing on the document.		Reviewer Comment (2023-05-01): Executed Disclosure provided	05/01/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	784743	xxxxxx	28355618	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-01): Gap provided	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784743	xxxxxx	28387681	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not signed by lender at or before closing.			Reviewer Comment (2023-05-03): Received LOE to borrower, mailing label (tracking shows in transit and scheduled for delivery xxxxxx and fully executed disclosure. Reviewer Comment (2023-05-01): The disclosure provided is executed by the lender post close. Cure: Provide the LOE to borrower and evidence of delivery of the signed disclosure to the borrower.		05/03/2023		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	C	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787651	xxxxxx	28359923	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-05-05): CU score of 1.6 provided	05/05/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	787651	xxxxxx	28359929	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-04-27): Client elects to waive			04/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	787651	xxxxxx	28360007	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-05-01): Fraud report provided	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	787651	xxxxxx	28360071	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided		The guidelines require 30-days asset verification. The file only contains page 1 of the bank statement for the account #6854. The file is missing pages 2 through 8.		Reviewer Comment (2023-05-02): Removed account 6854 and added 2751 that was provided	05/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	787651	xxxxxx	28360607	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2023-05-01): OFAC provided	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	787651	xxxxxx	28360633	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final 1003 reflects the borrower's primary address as on xxxxxx with owning the property for 2 years on page 1; however, page 3 reflects the primary residence as the address on xxxxxx. Please provide an updated 1003.		Reviewer Comment (2023-06-07): Corrected 1003 provided	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	787651	xxxxxx	28368365	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to utilize the higher lease rents vs 1007 rents with no evidence of 2 months rent receipts.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-04-27): Client elects to waive with verified compensation factors			04/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	787651	xxxxxx	28368435	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the primary residence on xxxxxx is free and clear or provide the 12 month mortgage history.		Reviewer Comment (2023-06-21): Corrected 1003 and property profile report provided. Reviewer Comment (2023-06-20): The 1003 reflects Rent. If the borrower is living rent free, the No primary housing expense needs to be selected on the 1003 as well as the property profile report provided to verify no ownership. Reviewer Comment (2023-06-07): The updated 1003 does not clear this condition. If the borrower's actual primary residence is on xxxxxx, provide the 12 month mortgage history or evidence free and clear.	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	787212	xxxxxx	28354751	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Statement	File is missing mortgage statement and HOI for REO on xxxxxx.		Reviewer Comment (2023-05-01): Statement provided reflecting T&I escrowed. Separate HOI is not required.	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787212	xxxxxx	28354818	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-27): Client elects to waive			04/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787212	xxxxxx	28355037	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	Rate Lock Date not provided.		Reviewer Comment (2023-04-27): Client elects to waive			04/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787212	xxxxxx	28355038	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing.	Reviewer Comment (2023-05-18): SitusAMC received proof of receipt.

Reviewer Comment (2023-05-16): SitusAMC received Disclosure Tracking Details.  However, the document does not reflect where the Borrower "Viewed" , "Received", Document Viewed Date" or "signed" this disclosure.  It does reflect under the column for the Loan Originator that the originator "viewed" on xxxxxx, but to reflect the borrower also "viewed", it would be reflected under the Borrower's column next to "Message Viewed" or the "Document Viewed Date" which are blank.  The document only reflects that the borrower accepted the package consent (e-consent) but does not reflect borrower actually viewed (received) the document.  Please provide additional documentation to reflect borrower viewed or received document.

Reviewer Comment (2023-05-11): SitusAMC received Audit trail and rebuttal.  Revised LE issued xxxxxx must have proof borrower received/viewed document at least 4 business days prior to closing.  The Audit Trail document provided does not provide proof the borrower viewed or received the document, but reflects that the 4-12-23 document was registered with Docusign at 10:38:57, then on same date at 10:38:58 xxxxxx created the package and finally on same date at 10:40:50 Signing Room Accessed  created for esign by the User who is the Loan Originator name, not the borrower name.  Provide proof of borrower receipt/viewing of this document to meet timing requirements.

Reviewer Comment (2023-05-01): Final LE must be received 4 or more days prior to closing.  Mailbox rule indicates the LE was not received timely.  Please provide confirmation of receipt date if available.
															05/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787212	xxxxxx	28355039	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $3,223.00 exceeds tolerance of $1,210.00. Insufficient or no cure was provided to the borrower. (8304)	Zero percent fee tolerance exceeded.	Reviewer Comment (2023-05-10): SitusAMC Received PCCD, LOE, Copy of check and delivery report for the cure provided.

Reviewer Comment (2023-05-02): SitusAMC received Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the Transfer fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-05-01): SitusAMC received xxxxxx LE that was provided in the trailing images was also provided in the original loan package. However, in file does not contain a valid Changed Circumstance for the Transfer Taxes increased. In order to determine a valid Changed Circumstance on xxxxxx or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																05/10/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787212	xxxxxx	28359849	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File is missing evidence of the 3/2023 mortgage payment for the REO on xxxxxx to complete a 0x30x12 housing history as required by the xxxxxx guidelines.		Reviewer Comment (2023-05-01): Supplement provided	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787212	xxxxxx	28359994	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	The initial Loan Estimate, dated xxxxxx , was provided prior to borrower's consent to receive electronic disclosures on xxxxxx . Please provide evidence borrower consented to receive electronic disclosures on or before xxxxxx .		Reviewer Comment (2023-05-01): SitusAMC received updated E-sign Consent agreement dated on xxxxxx .	05/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786671	xxxxxx	28359492	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-04-28): Client elects to waive			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786671	xxxxxx	28360131	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		The guidelines allow up to 3 NSFs in the most recent 12 months. The bank statements verify there were 12 NSFs in the last 12 months.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-08): Client elects to waive with verified compensation factors			05/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786671	xxxxxx	28360410	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-04-28): Client elects to waive			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786671	xxxxxx	28360411	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.01227% or Final Disclosure APR of 9.01200% is equal to or greater than the threshold of APOR 6.59% + 1.5%, or 8.09000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence that the appraisal was delivered to the borrower within 3 business days prior to consummation		Reviewer Comment (2023-05-03): Delivery provided	05/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786671	xxxxxx	28360413	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-05-03): Delivery provided	05/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786671	xxxxxx	28360414	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	RESPA: Initial escrow account statement was not provided to the borrower.			Reviewer Comment (2023-04-28): Client elects to waive			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786671	xxxxxx	28375983	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide the CPA's license number.		Reviewer Comment (2023-05-03): License provided	05/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786671	xxxxxx	28420717	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Page 1 of the DOT reflects xxxxxx as the vesting vs. xxxxxx. Provide the corrected page of the DOT, LOE to borrower, evidence of delivery to the borrower, and Lender's Letter of Intent to re-record.	Reviewer Comment (2023-05-17): Corrected page of the DOT, LOI, LOE and mailing label provided. AKA Patriot Act reflects known by xxxxxx.

Reviewer Comment (2023-05-10): Page 1 of the DOT shows xxxxxx vs. all other legal documents in the file which reflect xxxxxx. The name affidavit does not reflect xxxxxx as an AKA. If the borrower's first name is xxxxxx all legal documents need to be updated and re-executed with the correct name, along with an LOE to borrower, LOI, and evidence of delivery to the borrower. If xxxxxx is correct, then page 1 of the DOT needs to to be updated, along with an LOE to the borrower, LOI, and evidence of delivery to the borrower.
															05/17/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787211	xxxxxx	28364070	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-04-28): Client elects to waive			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	B	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787211	xxxxxx	28365172	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	Misc. State Level	(TX50(a)(6)) Texas Cash-out Loan (T-42 Endorsement Not Obtained)	Texas Constitution Section 50(a)(6): Acceptable xxxxxx title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-42 Endorsement, there is no evidence the Title Policy includes the Texas T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.)	There is no evidence that the Title Policy includes the Texas T-42.1 endorsement.		Reviewer Comment (2023-04-28): Client elects to waive			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	D	B	B	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787211	xxxxxx	28365173	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	Acknowledgment of the Fair Market Value is not executed by Lender		Reviewer Comment (2023-05-03): Executed disclosure provided	05/03/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents, (AFMV signed by the lender), and obtain an executed copy; OR (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	B	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787211	xxxxxx	28365186	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 2% of Original Principal Balance)	Texas Constitution Section 50(a)(6): Points and fees on subject loan of 2.37582% is in excess of the allowable maximum of 2.0000% of the Original Principal Loan Amount. Points and Fees total xxxxxx on an Original Principal Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or 0.37582%.)	Missing evidence of discount point acknowledgement or bona fide discount points. TX Guaranty fee included. TX Equity points and fees exceed 2%.	Reviewer Comment (2023-06-09): Copy of check, LOE to borrower and proof of delivery received.

Reviewer Comment (2023-06-06): The document provided only reflects the undiscounted rate. It does not reflect the undiscounted price.

Reviewer Comment (2023-05-25): The Final CD reflects 0.375% of Loan Amount (Points) of $914.06. We need the undiscounted rate and undiscounted price to see if any points qualify for bona fide exclusion.

Reviewer Comment (2023-05-22): The document provided was already provided previously and reviewed. The disclosure does not provide the undiscounted rate and undiscounted price which is what is required to see if any bonafide discount points can be excluded. The fees included in the TX points and fees were emailed over to the investor on xxxxxx

Reviewer Comment (2023-05-10): The documents provided do not reflect the undiscounted rate or the price for the undiscounted rate.

Reviewer Comment (2023-05-03): The document provided does not clear the condition. Evidence of the undiscounted interest rate and undiscounted interest rate price must be provided to see if any bonafide discount points can be excluded.
																06/09/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Refund the borrower, or credit their account, an amount equal to any overcharge paid by the borrower. (Provide Proof of Delivery, LOE, and Copy of Check. [A servicing screen print can be provided in place of a check when a credit is applied to the borrowers account.])	D	B	B	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787211	xxxxxx	28365187	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Loan file only contains the final CD, signed the same day as closing. Please provide all initial Closing Disclosures for subject transaction.		Reviewer Comment (2023-05-02): SitusAMC received initial CD three days prior to closing date.	05/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	B	B	D	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787211	xxxxxx	28398934	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not signed by lender at or before closing.			Reviewer Comment (2023-05-10): Disclosure signed at closing provided Reviewer Comment (2023-05-03): The disclosure provided is executed by the lender post close. To cure: Provide the LOE to borrower and evidence of delivery to the borrower of the executed disclosure.	05/10/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	D	B	B	B	D	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787712	xxxxxx	28364803	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-04-28): Client elects to waive			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787712	xxxxxx	28366005	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Purchase Contract was not analyzed by appraiser. The appraisal provided comments indicating the contract was analyzed; however, the question regarding analyzing the contract is marked as no.		Reviewer Comment (2023-04-28): Client elects to waive			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787712	xxxxxx	28366899	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan of 8.73937% or Final Disclosure APR of 8.79200% is in excess of allowable threshold of Prime Mortgage Market Rate 6.28000 + 1.75%, or 8.03000%. Compliant SubPrime Loan.			Reviewer Comment (2023-04-28): Client elects to waive			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787712	xxxxxx	28366913	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.	The disclosure was provided to the borrower on xxxxxx which is one date after the application date of xxxxxx .		Reviewer Comment (2023-04-28): Client elects to waive			04/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787712	xxxxxx	28366918	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA reflects the street as xxxxxx; however, the actual street is xxxxxx.		Reviewer Comment (2023-05-02): Corrected CDA provided	05/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787712	xxxxxx	28377084	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $700.00 exceeds tolerance of $675.00. Insufficient or no cure was provided to the borrower. (7506)	With the recent update of SFA TRID GRID 4.0, the bureau has given further clarification on what makes an acceptable changed circumstance. The statement "Complexity" does not give sufficient information to determine if fee increase on appraisal was warranted for a valid changed circumstance. We should be provided with additional details surrounding why the fee increased due to "complexity" and when lender became aware of this.		Reviewer Comment (2023-05-05): SitusAMC Received PCCD dated xxxxxx along with copy of check, Proof of mailing and LOE.		05/05/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787712	xxxxxx	28377098	xxxxxx	xxxxxx	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Appraiser did not analyze the purchase contract	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The appraiser makes comments he analyzed the purchase contract but checked the box for did not analyze the purchase contract.		Reviewer Comment (2023-05-08): Updated appraisal provided	05/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787712	xxxxxx	28418550	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.73937% or Final Disclosure APR of 8.79200% is equal to or greater than the threshold of APOR 6.35% + 1.5%, or 7.85000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower.		Reviewer Comment (2023-05-09): Delivery provided	05/09/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787712	xxxxxx	28418551	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower.		Reviewer Comment (2023-05-09): Delivery provided	05/09/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787712	xxxxxx	28421367	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787686	xxxxxx	28374930	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-05-01): Client elects to waive			05/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787686	xxxxxx	28375229	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	Reviewer Comment (2023-05-11): Escalated review: Disclosure provided is acceptable for E-consent.

Reviewer Comment (2023-05-09): The document with the consent language is not accepted. The disclosure tracking only reflects signer name and signer email. There is no evidence that the borrower consented to e-documents.

Reviewer Comment (2023-05-09): The disclosure tracking provided does not provide evidence when the borrowers agreed to e-consent. It only reflects that initial disclosures were emailed.

Reviewer Comment (2023-05-05): The E-consent provided is not for this transaction nor does it reflect the approved email address provided by the borrower nor correct loan number.
															05/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787686	xxxxxx	28375410	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	File is missing evidence of initial rate lock date.		Reviewer Comment (2023-05-01): Client elects to waive			05/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787870	xxxxxx	28371665	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-01): Client elects to waive			05/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787870	xxxxxx	28374569	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.11 is less than Guideline PITIA months reserves of 4.00.			Reviewer Comment (2023-05-05): Additional EMD check provided. Borrower now has sufficient reserves. Reviewer Comment (2023-05-04): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/1031/gifts on the Final xxxxxx D/Final SS. Total funds to close is $149,837.95. Total verified assets including EMD is $167,557.31. Remaining reserves $17,719.36 or 3.11. Borrower is short reserves.	05/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787870	xxxxxx	28375795	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Warranty deed signed at closing only reflects our Borrower; however, deed of trust signed at closing reflects borrower and non-borrowing spouse.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-08): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-05): Lender would like to waive			05/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787870	xxxxxx	28375809	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		The final Closing Disclosure provided in loan file reflects a signature date for the borrower and non-borrowing spouse of xxxxxx ; however, subject loan closed xxxxxx . Please provide corrected CD.		Reviewer Comment (2023-05-05): CD with corrected signature year provided Reviewer Comment (2023-05-04): Please review the original condition. The final Closing Disclosure provided in loan file reflects a signature date for the borrower and non-borrowing spouse of xxxxxx ; however, subject loan closed xxxxxx . Please provide corrected CD.	05/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786730	xxxxxx	28376196	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-01): Client elects to waive			05/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786730	xxxxxx	28376330	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	The appraisal delivery notice in file reflects appraisal was sent to borrower on xxxxxx ; however, appraisal report was not completed until xxxxxx . Please provide evidence the xxxxxx appraisal report was delivered to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-05-01): Client elects to waive			05/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786730	xxxxxx	28376834	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		A gap credit or Undisclosed Debt Monitoring report is required no more than 10 days prior to loan closing or any time after closing. File contains UDM; however, the end date is xxxxxx , which is more than 10 days prior to the loan closing of xxxxxx .		Reviewer Comment (2023-05-08): UDM provided	05/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786730	xxxxxx	28376949	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Address: xxxxxx, Address: xxxxxx Insurance Verification, Other Other Other	The following REO documents are required and missing: Please provide evidence the primary residence and the REOs on xxxxxx are owned free and clear and evidence of HOI for the REO on xxxxxx.		Reviewer Comment (2023-05-10): Property profile report, clear mers, and satisfaction of lien provided Reviewer Comment (2023-05-09): HOI received. The property profile report is for xxxxxx. The condition is calling for the property profile report for the borrower's primary residence on xxxxxx. Reviewer Comment (2023-05-08): Received property history reports for xxxxxx. Pending receipt of property history report to verify free and clear for primary residence on xxxxxx and evidence of HOI for the property on xxxxxx.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786222	xxxxxx	28375884	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx HOA Verification, Other	File is missing evidence the primary residence on xxxxxx is owned free and clear. Credit report reflects an open mortgage, last reporting xxxxxx 22 with a balance for this property. Further, file is missing evidence of the HOA payments.		Reviewer Comment (2023-05-15): Evidence of HOA dues provided Reviewer Comment (2023-05-05): Supplement provided showing lien paid in full on xxxxxx. However, a borrower prepared expense report is not sufficient proof for HOA dues. This must come from the association.	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786222	xxxxxx	28375900	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-01): Client elects to waive			05/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786222	xxxxxx	28376263	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Zero percent fee tolerance exceeded.		Reviewer Comment (2023-05-17): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check		05/17/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786222	xxxxxx	28376264	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $72.72 exceeds tolerance of $38.00. Insufficient or no cure was provided to the borrower. (7520)	Zero percent fee tolerance exceeded.		Reviewer Comment (2023-05-05): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	05/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786222	xxxxxx	28377419	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Per guidelines for NSF, If there are one (1) or more occurrences in the most recent three-month time period, up to three (3) occurrences are allowed in the most recent 12-month time period. Per bank statements provided, there were 2 occurrences in the most recent 3 months period, and 5 total NSFs in the prior 12 months, which exceeds guideline maximum of 3 in prior 12 months. Loan file contains investor exception request.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-01): Client elects to waive with verified compensation factors			05/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786222	xxxxxx	28381203	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Account Statements - Personal not provided		For the borrower's personal account ending in 4762, the file contains a bank statement covering xxxxxx through xxxxxx and then a printout covering xxxxxx through xxxxxx . Please provide a full statement covering the missing dates of xxxxxx through xxxxxx , as the printout provided is not a full month as required by guidelines.		Reviewer Comment (2023-05-05): Additional bank statement provided	05/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786222	xxxxxx	28381241	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-05): Gap provided	05/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786222	xxxxxx	28381424	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.96 is less than Guideline PITIA months reserves of 6.00.	Guidelines for xxxxxx require 6 months reserves, which are not present in the loan file.		Reviewer Comment (2023-05-14): Paid invoice for appraisal provided. Added back to closing costs. Borrower has sufficient reserves now. Reviewer Comment (2023-05-04): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gift/1031 on the Final CD. Borrower is short reserves.	05/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786222	xxxxxx	28386061	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-05-01): Client elects to waive			05/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786222	xxxxxx	28386062	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	Initial 1003, dec page, for xxxxxx reflects intent to occupy.		Reviewer Comment (2023-05-01): Client elects to waive			05/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786222	xxxxxx	28386095	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,915.45 exceeds tolerance of $3,850.00. Insufficient or no cure was provided to the borrower. (7200)	COC provided on xxxxxx only reflects updated HOI/validations which is not a valid increase for discount points.		Reviewer Comment (2023-05-05): SitusAMC received COC dated xxxxxx .	05/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786222	xxxxxx	28461281	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	xxxxxx CU score of 1.9, xxxxxx not eligible for rep and warrant. Due to conflicting information, a CDA or ARR is required.		Reviewer Comment (2023-05-16): CDA received	05/16/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786222	xxxxxx	28478314	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx , Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA: West is missing from the City.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-22): Client elects to waive Reviewer Comment (2023-05-18): Updated CDA provided. Pending receipt of updated appraisal. The 442 does not take the place of the appraisal being updated.			05/22/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787766	xxxxxx	28384560	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-01): Client elects to waive			05/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787766	xxxxxx	28384564	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-05-10): PDI received dated xxxxxx . No Damage	05/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787766	xxxxxx	28384612	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.47881% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.47881%).			Reviewer Comment (2023-05-01): Client elects to waive			05/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787766	xxxxxx	28385559	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per guidelines, private party VORs require canceled checks as supporting documentation. Further, first time homebuyers are required to document a 0x30x12 housing history. Loan file contains a private party VOR and a copy of the lease agreement; however, canceled checks were not provided as required by guidelines. Loan file contains investor exception request.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-01): Client elects to waive with verified compensation factors			05/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787766	xxxxxx	28385595	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Loan file contains appraisal delivery notice; however, it is dated xxxxxx and the appraisal provided is dated xxxxxx . Please provide evidence appraisal dated xxxxxx was received at least 3 business days prior to consummation.		Reviewer Comment (2023-05-01): Client elects to waive			05/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787766	xxxxxx	28385596	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.36443% or Final Disclosure APR of 8.39800% is equal to or greater than the threshold of APOR 6.35% + 1.5%, or 7.85000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2023-05-10): Origination appraisal received with delivery and delivery of updated appraisal received.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787766	xxxxxx	28385597	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Loan file contains appraisal delivery notice; however, it is dated xxxxxx and the appraisal provided is dated xxxxxx . Please provide evidence appraisal dated xxxxxx was received at least 3 business days prior to consummation.		Reviewer Comment (2023-05-10): Origination appraisal received with delivery and delivery of updated appraisal received.	05/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787766	xxxxxx	28424458	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-05-10): Client elects to waive			05/10/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786323	xxxxxx	28386200	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-02): Client elects to waive			05/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786323	xxxxxx	28386217	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan closed with a DTI over 45%, which is the maximum allowed for a First Time Home Buyer. The file contains a Lender Exception for up to 49.99%. The loan does not meet the comp factor listed on the exception form for reserves exceeding requirement by 10 months or more. The guideline requires 6 months of reserves and the file contains less than 10 months of reserves.		Reviewer Comment (2023-05-17): Loan has been designated as Non-QM so this exception is no longer valid	05/17/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786323	xxxxxx	28386218	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.43911% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The loan closed with a DTI over 45%, which is the maximum allowed for a First Time Home Buyer. The file contains a Lender Exception for up to 49.99%. The loan does not meet the comp factor listed on the exception form for reserves exceeding requirement by 10 months or more. The guideline requires 6 months of reserves and the file contains less than 10 months of reserves.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-17): Client elect to waive with verified compensation factors			05/17/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786323	xxxxxx	28386543	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.43911% exceeds Guideline total debt ratio of 45.00000%.	The loan closed with a DTI over 45%, which is the maximum allowed for a First Time Home Buyer. The file contains a Lender Exception for up to 49.99%. The loan does not meet the comp factor listed on the exception form for reserves exceeding requirement by 10 months or more. The guideline requires 6 months of reserves and the file contains less than 10 months of reserves.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-17): Client elect to waive with verified compensation factors			05/17/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786323	xxxxxx	28386552	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan closed with a DTI over 45%, which is the maximum allowed for a First Time Home Buyer. The file contains a Lender Exception for up to 49.99%. The loan does not meet the comp factor listed on the exception form for reserves exceeding requirement by 10 months or more. The guideline requires 6 months of reserves and the file contains less than 10 months of reserves.		Reviewer Comment (2023-05-17): Loan has been designated as Non-QM so this exception is no longer valid	05/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786323	xxxxxx	28395211	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	A valid COC was not provided for fee addition.		Reviewer Comment (2023-05-02): Sufficient Cure Provided At Closing		05/02/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786323	xxxxxx	28395212	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $675.00 exceeds tolerance of $550.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	A valid COC was not provided for fee increase.		Reviewer Comment (2023-05-02): Sufficient Cure Provided At Closing		05/02/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786323	xxxxxx	28395213	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-02): Searches provided Reviewer Comment (2023-05-31): xxxxxx only provided for xxxxxx. Fraud Report also lists xxxxxx.	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787736	xxxxxx	28386337	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-02): Client elects to waive			05/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786909	xxxxxx	28385533	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-05-08): E-Consent provided	05/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786909	xxxxxx	28385605	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-05-08): CU score of 1.0 provided	05/08/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786909	xxxxxx	28385606	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-02): Client elects to waive			05/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786909	xxxxxx	28385731	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.23929% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.23929%).			Reviewer Comment (2023-05-02): Client elects to waive			05/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786909	xxxxxx	28387068	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		File is missing deed signed at closing transferring ownership to our Borrower and verifying vesting at closing. Title commitment provided does not reflect this information.		Reviewer Comment (2023-05-16): Deed provided	05/16/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786909	xxxxxx	28387152	xxxxxx	xxxxxx	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		Per guidelines, a signed gift letter is required to provide all of the following information: Donor’s name, address, phone, and relationship to borrower (donor must be a relative); and Dollar amount of gift; and Date funds were transferred; and Donor’s statement that no repayment is expected. The gift letter in the file does not state the date the funds were transferred as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-16): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-15): The deposit receipt does not clear this condition. The guidelines provided to the xxxxxx require the gift letter to reflect the date the funds were transferred. Reviewer Comment (2023-05-08): The investor has only provided us with the 3.2023 guidelines which reflect the gift letter must reflect this information. If a re-underwrite to new guidelines is required, the investor will need to provide these to the xxxxxx and request a re-underwrite.			05/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786909	xxxxxx	28418615	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)			Reviewer Comment (2023-05-15): SitusAMC received e-consent dated xxxxxx .	05/15/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787984	xxxxxx	28383937	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-02): Client elects to waive			05/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787984	xxxxxx	28395355	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Unit xxxxxx does not meet the minimum square footage of xxxxxx. Currently xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-11): Client elects to waive with verified compensation factors			05/11/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787806	xxxxxx	28386046	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-17): Client elects to waive			05/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787806	xxxxxx	28386214	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-05-08): E-Consent provided	05/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787806	xxxxxx	28391063	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Asset not provided	Per guidelines, large deposits must be sourced and are defined as any single deposit that represents more than 50% of the borrower’s qualifying monthly income. The xxxxxx statement for the business account ending in 5999 reflects a single deposit in the amount of $65,000 on xxxxxx , which is more than 50% of the borrower's qualifying monthly income, and was not sourced as required per guidelines. Further, the business account ending 4840 also reflects a $65,000 deposit on xxxxxx , which is more than 50% of the borrower's qualifying monthly income, and was not sourced as required per guidelines Please provide source documentation for these deposits.	Reviewer Comment (2023-05-17): LOE, copy of deposit check and copy of withdrawal check provided

Reviewer Comment (2023-05-16): Please see comments from 5/11: The $65,000 check is the official withdrawal check for EMD vs. the source of the check for the deposit. The additional $65,000 was backed out. The source checks need to be provided for the deposits.

Reviewer Comment (2023-05-11): The $65,000 check is the official withdrawal check for EMD vs. the source of the check for the deposit. The additional $65,000 was backed out.

Reviewer Comment (2023-05-10): LOE and certified check for current transaction provided. Provide the source trailing documents for the two $65,000 deposits into 4840 and 5999 on 2/7 and xxxxxx per the LOE.

Reviewer Comment (2023-05-05): Any single large deposits do need to be sourced that exceed 50% of the borrower's qualifying monthly income. This is both under the bank statement income analysis guidelines and asset usage guidelines.
															05/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787806	xxxxxx	28391339	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Per the final 1003, the co-borrower has been living rent free at their current residence for 6 months and rented their prior residence for 8 years, 2 months with a monthly payment of $1,200. Per the final 1003, the borrower has been living in the current residence 1 year,3 months and previously rented at xxxxxx for 4 years, 3 months. Per the xxxxxx Plus guidelines, a 0x30x24 housing history is required to be verified. Please provide VOR for borrower and co-borrower's prior residence. If from a non-institutional ender or private party, canceled checks or bank statements will also be required per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-17): Client elects to waive with verified compensation factors

Reviewer Comment (2023-05-17): The investor exception provided is for 1 of the two borrowers being a first time homebuyer which is not a valid exception as the other borrower on the loan is not a FTHB. The exception should be for co-borrower not being able to provide valid housing history.

Reviewer Comment (2023-05-10): The LOE provided stating the borrower does not know where the previous landlord lives is not sufficient. A 0x30x24 housing history is required. Since the landlord appeared to be a private landlord, the borrower should have a lease and cancelled checks/bank statement withdrawals to verify the history.
																	05/17/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785920	xxxxxx	28391547	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-02): Client elects to waive			05/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785920	xxxxxx	28394727	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Extension Fee. Fee Amount of $1,000.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7349)	The Credit Report Fee increased from $0.00 on the initial Loan Estimate to $1,000.00 on the final Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2023-06-07): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2023-05-22): SitusAMC :This exception is for Lock Extension fee of $1000 which was added on CD dated xxxxxx . We have received COC dated xxxxxx for addition of Extension fee. Please provide any CD if sent within 3 days of COC dated xxxxxx or cure is required. Cure consists of PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2023-05-15): SitusAMC received changed circumstance dated xxxxxx but a corresponding xxxxxx was not provided.  Please provide xxxxxx for further analysis.
																06/07/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	785920	xxxxxx	28395725	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide the CPA license number.		Reviewer Comment (2023-05-18): Updated CPA letter provided with license.	05/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786866	xxxxxx	28397794	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-05-10): E-Consent provided	05/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786866	xxxxxx	28397850	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-03): Client elects to waive			05/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786866	xxxxxx	28397866	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-05-10): FTP provided	05/10/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786866	xxxxxx	28397871	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-05-10): FTP provided	05/10/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787932	xxxxxx	28391892	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	City reflected on the CDA is xxxxxx, which does not match city on Note of xxxxxx		Reviewer Comment (2023-05-10): Updated CDA provided	05/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787932	xxxxxx	28391913	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-03): Client elect to waive			05/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787932	xxxxxx	28392028	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)	Missing evidence of delivery of CDA to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-05-03): Client elect to waive			05/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787932	xxxxxx	28392029	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.	File is missing evidence of the rate lock date.		Reviewer Comment (2023-05-03): Client elect to waive			05/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787932	xxxxxx	28394777	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Per guidelines, a third party VOR is required for any file when the borrower is currently renting. Loan file is missing required VOR; however, does contain canceled checks for rental verification. Loan file contains investor exception request.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-03): Client elect to waive with verified compensation factors			05/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787932	xxxxxx	28394889	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		Guidelines for the business bank statement program require that the business used to source income be in existence for 2 years. Per documentation provided, borrower's business has been in existence since xxxxxx ,which is less than 2 years prior to subject Note date of xxxxxx . Loan file contains investor exception request.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-03): Client elect to waive with verified compensation factors			05/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787407	xxxxxx	28398415	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-05-10): E-Consent provided	05/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787407	xxxxxx	28398532	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786943	xxxxxx	28402431	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786943	xxxxxx	28402450	xxxxxx	xxxxxx	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-05-12): FTP provided	05/12/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786943	xxxxxx	28402452	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-05-12): FTP provided	05/12/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786943	xxxxxx	28404748	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Subject Property Address on H06 Insurance (NW) does not match the Note. (SW)		Reviewer Comment (2023-06-20): Updated HO6 provided	06/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786943	xxxxxx	28404904	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-05-31): Cleared fraud report provided Reviewer Comment (2023-05-18): The same fraud report was provided that was in file. The high risk red flags are not addressed	05/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786943	xxxxxx	28405167	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The Final Settlement Statement is not stamped certified/signed.		Reviewer Comment (2023-05-31): Final SS provided	05/31/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786943	xxxxxx	28405184	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-05): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-11): Lender would like to waive			06/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786943	xxxxxx	28405195	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The final title policy address reflects a unit number vs. all other documents which do not.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-08): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-05): Lender would like to waive Reviewer Comment (2023-05-31): Investor can elect to waive with valid compensation factors otherwise a corrected final title policy is required or an endorsement updating the final title policy address from the title company.			06/08/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786943	xxxxxx	28405198	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided		The document provided in file is mostly blank.		Reviewer Comment (2023-05-12): Questionnaire provided	05/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788595	xxxxxx	28398922	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788595	xxxxxx	28399013	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.48132% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .48132%).			Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788595	xxxxxx	28405873	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Living Rent-Free: Borrowers that do not have the required housing payment history are still eligible to qualify for a purchase transaction of a primary residence so long as they are living rent free with a Relative and provide a Letter of explanation (LOE) executed by such Relative confirming that there xxxxxx s no monthly obligation. Borrower is living rent free and the company pays for the rent per the LOE in file.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-17): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-17): Lender would like to waive Reviewer Comment (2023-05-16): The LOE was reviewed, however the guidelines are specific that if the borrower is living rent free it must be with a relative. investor can elect to waive with verified compensation factors.			05/17/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788394	xxxxxx	28403683	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788394	xxxxxx	28403841	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	List of Homeownership Counseling Organizations was provided; however, it is not dated to determine if it was obtained within 10 days of application date.		Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788394	xxxxxx	28403855	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788394	xxxxxx	28404278	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	Per guidelines for the P&L only program, a letter signed by the CPA, CTEC or EA, or an Attorney, on their business letterhead stating they have prepared the most recent 2 years tax return filings for the borrower's business is required. The file contains a CPA letter confirming they have prepared the most recent 2 years tax returns; however, this is not the same CPA that prepared the subject transaction P&L statements. Loan file contains investor exception request form.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-04): Client elects to waive with verified compensation factors			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788394	xxxxxx	28404290	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	The borrower signed a document at closing stating the appraisal was received at least 3 business days prior to consummation; however, the appraisal report is dated xxxxxx and the consummation date of the subject loan is xxxxxx , which is less than 3 business days.		Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788135	xxxxxx	28404256	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-04): Client elects to waive with verified compensation factors			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788135	xxxxxx	28405369	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-11): Gap Report provided	05/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788135	xxxxxx	28405480	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents, Verification of First and Last Month Rent	Per guidelines, of the borrower is converting their departure residence to a rental property, the following documents are required: Market Rent Analysis, Single Family Comparable Rent Schedule (xxxxxx Form 1007), Copy of a current lease, and evidence of proof of receipt of damage deposit and first month’s rent. File contains the executed lease and proof of the damage deposit; however, the market rent analysis or 1007 and evidence of the first month's rent was not provided.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-24): Client elects to waive with verified compensation factors

Reviewer Comment (2023-05-17): Please review comments from 5/11: This loan was reviewed to Verus xxxxxx 4.2023 guidelines which require a 1007 and 1st month's rent receipt. The investor advised the DD to review the loan to their guidelines.

Reviewer Comment (2023-05-11): LOE does not clear this condition. This loan was reviewed to Verus xxxxxx 4.2023 guidelines which require a 1007 and 1st month's rent receipt.

Reviewer Comment (2023-05-11): The documents provided do not clear the condition. The document provided is not a market rent analysis nor 1007 which reflect estimated market rents nor was the first month's rent receipt provided.
																	05/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788592	xxxxxx	28404563	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788592	xxxxxx	28404597	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents	The guidelines require a market rent analysis for the departing residence when rental income is being used to qualify the loan. Per the loan application, the property located on xxxxxx is the borrower's departing primary residence and rental income is being used to qualify the loan. The loan is missing a copy of the required market rent analysis.		Reviewer Comment (2023-06-02): 1007 provided	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788592	xxxxxx	28405245	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing the required verification of mortgage for the property located on xxxxxx and the updated history for the property on xxxxxx. DLA on credit report for xxxxxx is xxxxxx 22.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-06): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-02): Supplement only provided for xxxxxx. Pending receipt of updated history for xxxxxx.			07/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788592	xxxxxx	28431509	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-15): Gap provided	05/15/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788592	xxxxxx	28543128	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		1) The 1007 came in for the departure residence at $3,500, the Lease Agreement is xxxxxx. The lender provided an uncancelled check for the 1st month rent and security deposit. 2) The seller provided the same CPA letter that was in file with verbiage added for the expense ratio that differs from the rest of the font and no indication this was added by the CPA prior to closing.		Reviewer Comment (2023-07-05): Utilized lower income from 1007. Utilized expense factor as CPA verified same information without the altered font. Reviewer Comment (2023-06-29): No documents received for item #1. The CPA letter received does not have an expense factor. 50% standard utilized per guidelines.	07/05/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788592	xxxxxx	28710471	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788654	xxxxxx	28404734	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx xxxxxx ase Agreement, Statement, Tax Verification	Per final 1003, borrower owns an additional REO on xxxxxx financed with same Lender; however, loan file does not contain any documentation of the PITIA for this property. Further, rental income of $10,925 per month was utilized in the review and the file is missing the lease agreement and 1007.	Reviewer Comment (2023-05-19): Lender provided updated 1003/1008 removing rental income. Loan still qualifies.

Reviewer Comment (2023-05-18): The Operating Agreement provided was already provided. The guidelines require a lease agreement in order to utilize rental income.

Reviewer Comment (2023-05-17): A VOR was provided for a different property. Pending receipt of the executed lease agreement for the property on xxxxxx

Reviewer Comment (2023-05-15): Received Final CD, Final SS, Note, HOI, and 1025. Per guidelines an executed Lease Agreement is also required in order to utilized rental income. Provide the lease agreement.
															05/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788654	xxxxxx	28404759	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-05-18): CDA provided Reviewer Comment (2023-05-16): The FTP was provided which does not clear this condition. The condition is calling for secondary valuation product (CDA, ARR) which is required for securitization.	05/18/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788654	xxxxxx	28404760	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788654	xxxxxx	28404764	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-05-16): FTP provided	05/16/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788654	xxxxxx	28405143	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	Guidelines for the P&L income program require the CPA to confirm that they prepared the most recent 2 years tax return filings for the borrower's business. The CPA letter provided states the CPA reviewed the prior years' taxes, not that they prepared them, which does not meet guideline requirements.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive with verified compensation factors			05/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788654	xxxxxx	28405144	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-05-18): Clearance LOE provided	05/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B	A	A	D	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788589	xxxxxx	28404164	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787483	xxxxxx	28399403	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-05-15): E-Consent provided	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787483	xxxxxx	28399591	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787483	xxxxxx	28399720	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of on Final Closing Disclosure provided on xxxxxx are underdisclosed. (Final xxxxxx)	Per final CD, there are no non-escrowed property costs for the subject property; however, the appraisal report provided reflects HOA dues in the amount of $79 per month.		Reviewer Comment (2023-05-19): SitusAMC received Post CD and LOX. Reviewer Comment (2023-05-16): SitusAMC received PCCD. Missing LOE to borrower		05/19/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787483	xxxxxx	28399746	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.03946% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of $xxxxxx (an overage of xxxxxx or 1.03946%).			Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787483	xxxxxx	28399974	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.30 is less than Guideline PITIA months reserves of 6.00.	Guidelines for the Prime Silver program require 6 months reserves, which are not present in the loan file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-30): Client elects to waive with verified compensation factors			05/30/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787483	xxxxxx	28400428	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Guidelines for the business bank statement program require third party verification that business is active and operating within 10 business days of closing. The CPA letter in the file is dated xxxxxx , which is more than 10 business days prior to the closing date of xxxxxx .		Reviewer Comment (2023-05-23): Entity search provided dated within 10 days of close Reviewer Comment (2023-05-15): A VVOE is not sufficient evidence for self employed borrowers for evidence of third party verification.	05/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787483	xxxxxx	28400578	xxxxxx	xxxxxx	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Checking / Account Number: 7576, Financial Institution: xxxxxx // Account Type: Savings / Account Number: 2405, Financial Institution: xxxxxx // Account Type: Savings / Account Number: 1539	Per guidelines, assets must be seasoned for 60 days or sourced and verified with most recent 2-months account statements. File only contains the most recent one month statement for the xxxxxx accounts ending in 7576, 2405 and 1539.		Reviewer Comment (2023-05-15): Additional bank statement provided	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787483	xxxxxx	28400586	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents	Per guidelines for rental income on a departing residence, a copy of the lease and 1007 or Online rent estimate (xxxxxx rent xxxxxx or equivalent) is required. Loan file contains a copy of the lease; however, a 1007 or online rent estimate was not provided, and rental income from the departing primary residence was used in income calculations.		Reviewer Comment (2023-05-18): xxxxxx provided	05/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787483	xxxxxx	28400591	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	File is missing evidence the final appraisal report dated xxxxxx was delivered to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-05-04): Client elects to waive			05/04/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787483	xxxxxx	28400592	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.62902% or Final Disclosure APR of 9.65000% is equal to or greater than the threshold of APOR 6.32% + 1.5%, or 7.82000%. Non-Compliant Higher Priced Mortgage Loan.	File is missing evidence the final appraisal report dated xxxxxx was delivered to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-05-15): Delivery provided	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787483	xxxxxx	28400593	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	File is missing evidence the final appraisal report dated xxxxxx was delivered to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-05-15): Delivery provided	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786333	xxxxxx	28413907	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-05): Client elects to waive			05/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786333	xxxxxx	28414186	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-05-10): Fraud clearance documents provided	05/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787385	xxxxxx	28419085	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-08): Client elects to waive			05/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787385	xxxxxx	28419111	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	Investor Exception in file to consider LTV of 80%, however comp factors are incorrect. DTI is not < 36% and reserves do not exceed requirement by 6 months or more.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-10): Client elects to waive with verified compensation factors			05/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787385	xxxxxx	28419134	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.89459% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of $xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.89459%).			Reviewer Comment (2023-05-08): Client elects to waive			05/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787385	xxxxxx	28419419	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,135.20 exceeds tolerance of $1,100.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax increased from xxxxxx on the initial Loan Estimate to $1,135.20 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-05-19): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailing. Reviewer Comment (2023-05-15): SitusAMC Received PCCD, LOE, Refund Check and LOE; however, LOE and PCCD reflects refund amount $35.20 and Check received for only $32.20. Required additional copy of Check $3 along with proof of Mailing.		05/19/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788581	xxxxxx	28421121	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788581	xxxxxx	28421424	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.90909% or Final Disclosure APR of 8.92000% is equal to or greater than the threshold of APOR 6.63% + 1.5%, or 8.13000%. Non-Compliant Higher Priced Mortgage Loan.	Evidence the appraisal was delivered to the borrower within 3 days prior to closing was not provided.		Reviewer Comment (2023-05-15): Delivery provided	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788581	xxxxxx	28421429	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The gift documentation for the gift of $98,000 was dated after the note date.	Reviewer Comment (2023-05-17): Loan is Non-QM.

Reviewer Comment (2023-05-16): The LOE does not clear the condition. Both the corrected gift letter and wire for correct gift are dated post-closing. The corrected gift letter needed to be received prior to closing. Investor can request xxxxxx escalate to downgrade based on comp factors.

Reviewer Comment (2023-05-15): The LOE does not clear the condition. Both the corrected gift letter and wire for correct gift are dated post-closing. The corrected gift letter needed to be received prior to closing. Investor can request xxxxxx escalate to downgrade based on comp factors.

Reviewer Comment (2023-05-11): If the gift letter was updated it had to be prior to closing. We cannot take an incorrect give letter in place of a correct gift letter as well as there is no indication this was an updated letter. The investor can request a downgrade from the xxxxxx compliance team to see if they will downgrade based on valid comp factors.
															05/17/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788581	xxxxxx	28421430	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds)	The gift documentation for the gift of $98,000 was dated after the note date.	Reviewer Comment (2023-05-17): Client elects to waive

Reviewer Comment (2023-05-17): Regraded to EV2-B based on comp factors and Gift Letter specifying that no repayment of gift is expected.    Comp Factors: Borrower has been employed in the same industry for more than 5 years, Residual Income of $7,618.90 > $0 required, Credit Score 765 > 660 minimum.

Reviewer Comment (2023-05-16): The LOE does not clear the condition. Both the corrected gift letter and wire for correct gift are dated post-closing. The corrected gift letter needed to be received prior to closing. Investor can request xxxxxx escalate to downgrade based on comp factors.

Reviewer Comment (2023-05-15): The LOE does not clear the condition. Both the corrected gift letter and wire for correct gift are dated post-closing. The corrected gift letter needed to be received prior to closing. Investor can request xxxxxx escalate to downgrade based on comp factors.

Reviewer Comment (2023-05-11): If the gift letter was updated it had to be prior to closing. We cannot take an incorrect give letter in place of a correct gift letter as well as there is no indication this was an updated letter. The investor can request a downgrade from the xxxxxx compliance team to see if they will downgrade based on valid comp factors.
																	05/17/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788581	xxxxxx	28421440	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788581	xxxxxx	28421441	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-05-15): Delivery provided	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788581	xxxxxx	28421854	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide receipt of the $100,000 gift. Per the final 1003, gift section, $100,000 is reflected. If this gift was not received or changed, provide the updated 1003 and lender attestation.		Reviewer Comment (2023-05-15): Attestation provided Reviewer Comment (2023-05-11): Unexecuted updated 1003 found in file. Pending receipt of lender attestation the $100K gift was never received.	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787891	xxxxxx	28418483	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-08): Client elects to waive			05/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787891	xxxxxx	28418540	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.12464% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .12464%).			Reviewer Comment (2023-05-11): Client elects to waive			05/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787891	xxxxxx	28418863	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI coverage provided in the amount of $709,800 (Coverage A of $546,000 + extended replacement cost of $109,200 + 10% ordinance or law coverage of $54,600) is insufficient in the amount of $41,829.60. Provide increased coverage or RCE.		Reviewer Comment (2023-05-11): RCE provided	05/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787891	xxxxxx	28419004	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $100.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	Zero percent fee tolerance exceeded. The Change of Circumstance form provided does not indicate a reason the fee was added, just that it was added.	Reviewer Comment (2023-05-18): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2023-05-17): SitusAMC received Corrected PCCD, LOX and Copy of refund check. However, we also required proof of mailing in order to cure this exception.

Reviewer Comment (2023-05-15): SitusAMC: Provided Invoice reflecting Complexity Fee for Appraisal Re-inspection Fee added, COC dated xxxxxx and page 241/comment does not give sufficient information on why the 1004D is required for Appraisal Re-inspection Fee added.  Also, file does not contain 1004D (442 - Completion Report) in file to validate the requirements. In order to determine if the changed circumstance is valid more information with supporting document detailing Complexity Fee and 1004D requirement is necessary on reason for the fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-05-11): SitusAMC: Provided COC dated xxxxxx and page 241 in the closing package does not give sufficient information on why the 1004D is required and addition of the fee was added.  Also, file does not contain 1004D (442 - Completion Report) in file to validate the requirements. In order to determine if the changed circumstance is valid more information with supporting document is necessary on reason for the fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																05/18/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	785439	xxxxxx	28421321	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Guarantor Agreement was executed by xxxxxx however credit documents were not provided for these individuals. Investor exception in file allow only xxxxxx, who is 50% owner, on the loan, however comp factors are incorrect. DTI is not <=36%.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Reviewer Comment (2023-05-16): Client elect to waive with verified compensation factors Reviewer Comment (2023-05-11): The max DTI for the program has no bearing on this. The investor must update their comp factors in order for this condition to be waived.			05/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785439	xxxxxx	28421655	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785439	xxxxxx	28421661	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-05-15): FTP provided	05/15/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785439	xxxxxx	28421683	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points. Property inspected post disaster but pre-FEMA declaration of disaster end date.	Reviewer Comment (2023-05-15): PDI received xxxxxx : No Damage			05/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785439	xxxxxx	28421709	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.			Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	785439	xxxxxx	28422072	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the VOM for the two private liens being paid on the Final CD as well as 6 months cancelled checks.		Reviewer Comment (2023-05-15): Clear FTP provided Reviewer Comment (2023-05-11): Notes for both liens found in file reflecting no payments with the Beneficiary Demand. However, < $200k was paid to xxxxxx. Provide the release of lien for xxxxxx or the clear Final Title policy.	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787853	xxxxxx	28419092	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-05-15): E-Consent provided	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787853	xxxxxx	28419147	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	As per guideline, must receive a Transfer Letter and Acknowledgement from the transferring lender.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787853	xxxxxx	28419160	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787853	xxxxxx	28419165	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The last 4 of the zip code on the Flood Cert do not match the Note.		Reviewer Comment (2023-05-19): A corrected Flood Cert was provided	05/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787853	xxxxxx	28419262	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787853	xxxxxx	28419280	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.		Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787853	xxxxxx	28419281	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2023-05-19): SitusAMC received xxxxxx CD 3 business days prior to consummation. Reviewer Comment (2023-05-16): SitusAMC received disclosure tracking for the xxxxxx CD. Please provide the xxxxxx CD as it is not located in file.	05/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	No Defined Cure	C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787853	xxxxxx	28419282	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	Borrower not provided with list of service providers.		Reviewer Comment (2023-05-17): SitusAMC Received List of Settlement service provider	05/17/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase	No Defined Cure	C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787853	xxxxxx	28419287	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $4,044.50 exceeds tolerance of $2,743.00 plus 10% or $3,017.30. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided		Reviewer Comment (2023-05-17): SitusAMC Received List of Settlement service provider. Upon further review consumer within 10% tolerance requirements.	05/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787853	xxxxxx	28420142	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $144.20 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	Cure nor valid COC provided		Reviewer Comment (2023-05-19): Received Valid COC dated xxxxxx Reviewer Comment (2023-05-16): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the Collateral Desktop Analysis fee was added. 'It states cda fee of $144.20 paid by borrower added'. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	05/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787853	xxxxxx	28421522	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Lender exception in file for condo project; xxxxxx units, 7 of which are timeshares. The subject unit is not part of timeshares but just a regular condo unit. Exception must be approved by the investor.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-23): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-19): Lender would like to waive			05/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787611	xxxxxx	28420825	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-05-19): A PDI was provided with no visual damage noted. Reviewer Comment (2023-05-16): The appraisal was completed on xxxxxx. FEMA declared the disaster xxxxxx . PDI is required.	05/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787611	xxxxxx	28420870	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787611	xxxxxx	28420884	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Due to transferred appraisal report.		Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787611	xxxxxx	28420885	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.78432% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .78432%).			Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787611	xxxxxx	28420893	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	All of the Closing Disclosures provided in the loan file are dated xxxxxx , which is the same day the subject loan closed. Please provide all initial CDs and evidence of delivery to borrower at least three business days prior to closing.		Reviewer Comment (2023-05-17): SitusAMC received initial CD three days prior to closing date.	05/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787624	xxxxxx	28419456	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-08): Client elects to waive			05/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787624	xxxxxx	28420157	xxxxxx	xxxxxx	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Guidelines require appraisal to be in color.		Reviewer Comment (2023-05-16): Color appraisal provided	05/16/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787167	xxxxxx	28419571	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-05-08): Client elects to waive			05/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787167	xxxxxx	28420126	xxxxxx	xxxxxx	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		The guidelines require the appraisal to be in color.		Reviewer Comment (2023-05-17): Color appraisal provided Reviewer Comment (2023-05-16): The color updated appraisal with a completion date of xxxxxx needs to be provided	05/17/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	786871	xxxxxx	28420878	xxxxxx	xxxxxx	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Hazard insurance is reflecting different Lender.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-16): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-12): The LOE does not clear this condition. Evidence must be provided that xxxxxx is the lender's servicer.			05/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786871	xxxxxx	28420879	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786871	xxxxxx	28420896	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.96260% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.96260%).			Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786871	xxxxxx	28421836	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 136.17400% exceeds Guideline total debt ratio of 50.00000%.	Loan file contains 12 months of personal bank statements for borrower, along with 4 months of business bank statements and 2 months of statements for the borrower's xxxxxx account. Funds/Deposits in a xxxxxx (Trust) are an ineligible source of income as well as guidelines do not allow transfers in to a personal account from a business account. Utilizing 12 months of personal statements, and excluding all of the transfers from the business accounts, borrower's verified income is $31,548.43 per month, resulting in a DTI that exceeds the guideline maximum of 50%.	Reviewer Comment (2023-05-30): The DTI is now 7.1288% after using xxxxxx deposits.

Reviewer Comment (2023-05-17): The bank statement worksheet does not clear this condition.100% of the personal account was utilized for qualification less what cannot be utilized for income per the guidelines. Resulting income is $31,548.43/month with a DTI of 136.17%.

Reviewer Comment (2023-05-12): The LOE does not clear the condition. 100% of the personal account was utilized for qualification less what cannot be utilized for income per the guidelines. Resulting income is $31,548.43/month with a DTI of 136.17%.
															05/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786871	xxxxxx	28421838	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of $-11,412.33 is less than AUS required disposable income of $2,500.00.	Loan file contains 12 months of personal bank statements for borrower, along with 4 months of business bank statements and 2 months of statements for the borrower's xxxxxx account. Funds/Deposits in a xxxxxx (Trust) are an ineligible source of income as well as guidelines do not allow transfers in to a personal account from a business account. Utilizing 12 months of personal statements, and excluding all of the transfers from the business accounts, borrower's verified income is $31,548.43 per month, resulting in a DTI that exceeds the guideline maximum of 50%.	Reviewer Comment (2023-05-30): The DTI is now 7.1288% after using xxxxxx deposits.

Reviewer Comment (2023-05-17): The bank statement worksheet does not clear this condition.100% of the personal account was utilized for qualification less what cannot be utilized for income per the guidelines. Resulting income is $31,548.43/month with a DTI of 136.17%.

Reviewer Comment (2023-05-12): The LOE does not clear the condition. 100% of the personal account was utilized for qualification less what cannot be utilized for income per the guidelines. Resulting income is $31,548.43/month with a DTI of 136.17%.
															05/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786871	xxxxxx	28421848	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Loan file contains 12 months of personal bank statements for borrower, along with 4 months of business bank statements and 2 months of statements for the borrower's xxxxxx account. Funds/Deposits in a xxxxxx (Trust) are an ineligible source of income as well as guidelines do not allow transfers in to a personal account from a business account. Utilizing 12 months of personal statements, and excluding all of the transfers from the business accounts, borrower's verified income is $31,548.43 per month, resulting in a DTI that exceeds the guideline maximum of 50%.	Reviewer Comment (2023-05-30): The DTI is now 7.1288% after using xxxxxx deposits. The loan is now Non-QM

Reviewer Comment (2023-05-17): The bank statement worksheet does not clear this condition.100% of the personal account was utilized for qualification less what cannot be utilized for income per the guidelines. Resulting income is $31,548.43/month with a DTI of 136.17%.

Reviewer Comment (2023-05-12): The LOE does not clear the condition. 100% of the personal account was utilized for qualification less what cannot be utilized for income per the guidelines. Resulting income is $31,548.43/month with a DTI of 136.17%.
															05/30/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786871	xxxxxx	28421849	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Loan file contains 12 months of personal bank statements for borrower, along with 4 months of business bank statements and 2 months of statements for the borrower's xxxxxx account. Funds/Deposits in a xxxxxx (Trust) are an ineligible source of income as well as guidelines do not allow transfers in to a personal account from a business account. Utilizing 12 months of personal statements, and excluding all of the transfers from the business accounts, borrower's verified income is $31,548.43 per month, resulting in a DTI that exceeds the guideline maximum of 50%.	Reviewer Comment (2023-05-30): The DTI is now 7.1288% after using xxxxxx deposits. The loan is now Non-QM

Reviewer Comment (2023-05-17): The bank statement worksheet does not clear this condition.100% of the personal account was utilized for qualification less what cannot be utilized for income per the guidelines. Resulting income is $31,548.43/month with a DTI of 136.17%.

Reviewer Comment (2023-05-12): The LOE does not clear the condition. 100% of the personal account was utilized for qualification less what cannot be utilized for income per the guidelines. Resulting income is $31,548.43/month with a DTI of 136.17%.
															05/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786871	xxxxxx	28421850	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 136.17400% significantly exceeds the guideline maximum of 50.00%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)	Loan file contains 12 months of personal bank statements for borrower, along with 4 months of business bank statements and 2 months of statements for the borrower's xxxxxx account. Funds/Deposits in a xxxxxx (Trust) are an ineligible source of income as well as guidelines do not allow transfers in to a personal account from a business account. Utilizing 12 months of personal statements, and excluding all of the transfers from the business accounts, borrower's verified income is $31,548.43 per month, resulting in a DTI that exceeds the guideline maximum of 50%.	Reviewer Comment (2023-05-30): The DTI is now 7.1288% after using xxxxxx deposits. The loan is now Non-QM

Reviewer Comment (2023-05-17): The bank statement worksheet does not clear this condition.100% of the personal account was utilized for qualification less what cannot be utilized for income per the guidelines. Resulting income is $31,548.43/month with a DTI of 136.17%.

Reviewer Comment (2023-05-12): The LOE does not clear the condition. 100% of the personal account was utilized for qualification less what cannot be utilized for income per the guidelines. Resulting income is $31,548.43/month with a DTI of 136.17%.
															05/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786871	xxxxxx	28421851	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $770.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Zero percent fee tolerance exceeded. The Change of Circumstance form provided in the loan file states the appraisal fee increased; however, it does not state that a second appraisal was required or the reason for a second appraisal report.		Reviewer Comment (2023-05-09): Sufficient Cure Provided At Closing		05/09/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786871	xxxxxx	28527425	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The bank statements' income total used deposits from an xxxxxx account which is not allowed per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower has verified disposable income of at least $2500.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-30): Client elects to waive with verified compensation factors			05/30/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787854	xxxxxx	28420430	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	787588	xxxxxx	28421626	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787588	xxxxxx	28421685	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-05-16): E-Consent provided	05/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787588	xxxxxx	28421748	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.97370% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.97370%).			Reviewer Comment (2023-05-09): Client elects to waive			05/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787588	xxxxxx	28422433	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx LOE additional owner	Guidelines for the bank statement program require a signed joint access letter from all business partners if borrower has less than 100% ownership. Per operating agreement and CPA letter, borrower owns 25% of the business and the signed joint access letter from the 75% owner was not provided.		Reviewer Comment (2023-05-24): LOE provided	05/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788582	xxxxxx	28421319	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-10): Client elects to waive			05/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788582	xxxxxx	28421397	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-05-10): Client elects to waive			05/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788582	xxxxxx	28421846	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The application reflects the borrower is married. The security instrument and deed reflect the vesting as an unmarried woman. Please provide either the corrected application reflecting unmarried or security instrument and deed with the correct vesting.		Reviewer Comment (2023-05-16): Updated 1003 to unmarried provided	05/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788656	xxxxxx	28421899	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-11): Client elects to waive			05/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788656	xxxxxx	28421918	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx . PDI received dated xxxxxx : No Damage	Reviewer Comment (2023-05-16): Appraiser made comments on xxxxxx reflecting No Damage Reviewer Comment (2023-05-15): Yes, a PDI will be required for this condition.			05/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788656	xxxxxx	28421942	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-05-11): Client elects to waive			05/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788656	xxxxxx	28421943	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,991.52 on Final Closing Disclosure provided on xxxxxx are underdisclosed (Final xxxxxx)	Estimated Non-Escrowed Costs over 1 year equals $11,023.20. (Taxes xxxxxx/mo, HOI $64.72/mo., HOA $182/mo.=$918.60 x 12=$11,023.20/annually)		Reviewer Comment (2023-05-16): Cured prior to discovery.		05/16/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788656	xxxxxx	28422605	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Missing Evidence of Ownership to for "xxxxxx		Reviewer Comment (2023-05-16): Evidence of ownership provided Reviewer Comment (2023-05-15): All the documents listed by the seller in their comments on xxxxxx are for xxxxxx which is not what is listed on the asset documentation utilized for closing/reserves. Please review the condition. Evidence of ownership is required for xxxxxx	05/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788656	xxxxxx	28432124	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.		Per guidelines, in order to waive escrows, the LTV must be less than 80%. LTV is at 80%.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-05-19): The client elects to waive. Reviewer Comment (2023-05-16): Lender would like to waive			05/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788656	xxxxxx	28492057	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.			Reviewer Comment (2023-05-22): Loan has been designated as Non-QM so this exception is no longer valid	05/22/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788656	xxxxxx	28492058	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.04713% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)		Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-05-22): Client elects to waive with verified compensation factors			05/22/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788656	xxxxxx	28492061	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.04713% exceeds Guideline total debt ratio of 45.00000%.	DTI on the 1008 is 45.07% which is above the allowable of maximum 45%	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-05-22): Client elects to waive with verified compensation factors			05/22/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787748	xxxxxx	28423367	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-05-18): E-Consents provided	05/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787748	xxxxxx	28424119	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-10): Client elects to waive			05/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787748	xxxxxx	28424181	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Missing evidence of appraisal delivery to borrower of final appraisal report.		Reviewer Comment (2023-05-10): Client elects to waive			05/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787748	xxxxxx	28424182	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.80989% or Final Disclosure APR of 8.89100% is equal to or greater than the threshold of APOR 6.35% + 1.5%, or 7.85000%. Non-Compliant Higher Priced Mortgage Loan.	Missing evidence of appraisal delivery to borrower of final appraisal report provided.		Reviewer Comment (2023-05-23): Delivery provided Reviewer Comment (2023-05-18): The document in file was in file at time of review. This pertains the updated appraisal with a completion date of xxxxxx	05/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787748	xxxxxx	28424183	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Missing evidence of appraisal delivery to borrower of final appraisal report provided.		Reviewer Comment (2023-05-23): Delivery provided Reviewer Comment (2023-05-18): The document in file was in file at time of review. This pertains the updated appraisal with a completion date of xxxxxx	05/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787748	xxxxxx	28424184	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.99998% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.99998%).			Reviewer Comment (2023-05-10): Client elects to waive			05/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787748	xxxxxx	28425105	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-18): Gap provided	05/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787748	xxxxxx	28425107	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		File is missing evidence of the 3/2023 & 4/2023 mortgage payment for the departing primary residence.		Reviewer Comment (2023-05-18): Mtg statement provided reflecting next due 5/1 with no lates fees.	05/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787748	xxxxxx	28425124	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Commitment State: xxxxxx	Title commitment provided indicates a proposed loan amount of $To Follow.		Reviewer Comment (2023-05-18): Supplement provided	05/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787748	xxxxxx	28502729	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787864	xxxxxx	28423300	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2023-05-15): CPL provided	05/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	787864	xxxxxx	28423303	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-05-12): Client elects to waive			05/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	787864	xxxxxx	28454742	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	The xxxxxx has a score of 1.00, however the xxxxxx reflects not eligible for rep and warrant. In this case, a secondary valuation product will be required.		Reviewer Comment (2023-05-18): CDA received Reviewer Comment (2023-05-16): CDA will be ordered	05/18/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	786584	xxxxxx	28454703	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-15): Client elects to waive			05/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786584	xxxxxx	28454716	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection date: xxxxxx Disaster End date: xxxxxx Disaster Name: xxxxxx Disaster Declaration date: xxxxxx			Reviewer Comment (2023-06-02): CDAIR provided dated xxxxxx. No Damage	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786584	xxxxxx	28455321	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.63505% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .63505%).			Reviewer Comment (2023-05-15): Client elects to waive			05/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786584	xxxxxx	28456374	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-22): Gap Report provided	05/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786584	xxxxxx	28463258	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Valid COC was not provided. The COC only says a CDA was required.		Reviewer Comment (2023-05-25): SitusAMC received LOX for Lender rebuttal response lieu of valid Changed Circumstance on xxxxxx . Reviewer Comment (2023-05-22): SitusAMC Received COC dated xxxxxx for CDA fee increased. The fee was added on LE dated xxxxxx In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance for xxxxxx LE or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	05/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786584	xxxxxx	28463259	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $275.00 exceeds tolerance of $6.00. Insufficient or no cure was provided to the borrower. (75208)	A cure was provided on the Final CD, however there are multiple violations. Once all violations are addressed, this one will also be reviewed.		Reviewer Comment (2023-05-25): SitusAMC: Sufficient cure provided. Full cure amount for tolerance violation was provided at closing (on final CD) resulting in a cleared exception.	05/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786584	xxxxxx	28517192	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee. Fee Amount of $275.00 exceeds tolerance of $6.00. Sufficient or excess cure was provided to the borrower at Closing. (75208)			Reviewer Comment (2023-05-25): Sufficient Cure Provided At Closing		05/25/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	783043	xxxxxx	28455384	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	783043	xxxxxx	28455639	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.99466% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.99466%).			Reviewer Comment (2023-05-15): Client elects to waive			05/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	783043	xxxxxx	28457133	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-23): Gap credit provided Reviewer Comment (2023-05-19): The document provided is not a gap report but a supplemental report for the mortgage history only	05/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	783043	xxxxxx	28457171	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,364.75 exceeds tolerance of $1,121.00 plus 10% or $1,233.10. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2023-05-12): Sufficient Cure Provided At Closing		05/12/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	783043	xxxxxx	28457172	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $331.53 exceeds tolerance of $86.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2023-05-12): Sufficient Cure Provided At Closing		05/12/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	783043	xxxxxx	28463525	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		Title and Covenant deed reflect 3 individuals, xxxxxx. Security Instrument reflects 2 individuals, xxxxxx.		Reviewer Comment (2023-05-19): Affidavit of Death, Death Cert, Lender's attestation provided.	05/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789161	xxxxxx	28473515	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2023-05-16): Client elects to waive			05/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789161	xxxxxx	28473793	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The gift letter for $166,000 is dated after consummation.		Reviewer Comment (2023-05-26): A gift letter dated prior to close was provided.	05/26/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789161	xxxxxx	28476793	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.73379% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.73379%).			Reviewer Comment (2023-05-16): Client elects to waive			05/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789161	xxxxxx	28476856	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		The file contains a gift letter in the amount of $166,000. The file is missing verification of the source of the funds.		Reviewer Comment (2023-05-26): Evidence of wire and deposit was provided.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789161	xxxxxx	28476870	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The gift letter for $166,000 is dated after consummation.		Reviewer Comment (2023-05-26): A gift letter dated prior to close was provided.	05/26/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789161	xxxxxx	28476871	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds)	The gift letter for $166,000 is dated after consummation.		Reviewer Comment (2023-05-26): A gift letter dated prior to close was provided.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789161	xxxxxx	28476928	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Borrower's own funds percent discrepancy.	Calculated borrower's own funds of 4.65% is less than Guideline required borrower's own funds of 5.00%.	Gift funds are not permitted on the 24 month P&L only program without 5% down. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2023-05-16): Client elects to waive with verified compensation factors			05/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789161	xxxxxx	28477846	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA does not contain the condo unit number.		Reviewer Comment (2023-05-26): A correct CDA was provided.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789161	xxxxxx	28478021	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Per guidelines for the P&L program, the preparer must attest they have prepared the borrower’s most recent tax return and provide the borrower’s ownership percentage. The letter in file from the tax preparer does not reflect this information.		Reviewer Comment (2023-05-26): A complete Profit/Loss Preparer Attestation Form was provided.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789161	xxxxxx	28478024	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The P&L's in file were compiled from a CTEC. Per guidelines, proof CTEC currently active on CTEC web site must be provided.		Reviewer Comment (2023-05-26): Evidence CTEC is active was provided.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788218	xxxxxx	28474868	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-16): Client elects to waive			05/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788218	xxxxxx	28475088	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $675.00. Insufficient or no cure was provided to the borrower. (7506)	Cure nor valid COC provided		Reviewer Comment (2023-05-24): SitusAMC received Post CD,LOX, Copy of refund check and proof of mailing.		05/24/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788218	xxxxxx	28475089	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $1,980.00 exceeds tolerance of $720.00. Insufficient or no cure was provided to the borrower. (8304)	Cure nor valid COC provided		Reviewer Comment (2023-05-24): SitusAMC received Post CD,LOX, Copy of refund check and proof of mailing. Reviewer Comment (2023-05-23): The purchase agreement was available to review at the time of initial disclosure, reviewing the PA later is not a valid changed circumstance. Please provide a corrected CD, LOE, refund check, and proof of mailing to cure.		05/24/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788218	xxxxxx	28476186	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Examination Fee. Fee Amount of $495.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7565)	Cure nor valid COC provided		Reviewer Comment (2023-05-24): SitusAMC received Post CD,LOX, Copy of refund check and proof of mailing.		05/24/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788218	xxxxxx	28476441	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1003. Dec page reflects no ownership in any property within the past 36 months, however per the credit report. borrower has a closed mortgage account in xxxxxx.		Reviewer Comment (2023-05-23): Updated 1003 provided	05/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788435	xxxxxx	28474147	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-16): Client elects to waive			05/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788435	xxxxxx	28474319	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx . PDI received dated xxxxxx : No Damage	Reviewer Comment (2023-06-05): Client elects to waive with verified compensation factors			06/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788435	xxxxxx	28476410	xxxxxx	xxxxxx	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003				Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788435	xxxxxx	28476973	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Address: xxxxxx Other Other	The guidelines require 2 months verification of rental income when using rental income to qualify the loan. The file is missing one month of rental verification for the subject property and two months of rental income for one unit at the property located on xxxxxx Ave in the amount of $2,750.		Reviewer Comment (2023-05-26): Evidence of rents received were provided Reviewer Comment (2023-05-24): Found the deposits for xxxxxx. However, did not locate 2 months rent deposits for subject property.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788435	xxxxxx	28477292	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		When the credit report contains tradelines disputed by the borrower, the credit file should be documented with a credit supplement showing the account(s) have been resolved. If the disputed account balance is $250 or less, the payment can be included in the total debt calculation and the account can remain in dispute. The total aggregate balance of accounts in dispute remaining unresolved can’t exceed $2,000. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-16): Client elects to waive with verified compensation factors			05/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789178	xxxxxx	28463970	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-05-25): FTP provided	05/25/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789178	xxxxxx	28463980	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-05-25): FTP provided	05/25/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789178	xxxxxx	28463987	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-15): Client elects to waive			05/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789178	xxxxxx	28466917	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Per guidelines for the P&L only program, the CPA must provide confirmation that they prepared the most recent 2 years tax return filing for the borrower’s business. The CPA only reflects they prepared the borrower's P&L statements based solely on working financial information provided by the borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive with verified compensation factors			05/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788578	xxxxxx	28473426	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Statement, Tax Verification	The application reflects the borrower has purchased a property located on xxxxxx. The file is missing the PITIA verification In addition, the Lender is using rental income of $5,000 per month to qualify the loan; however, the rental income documentation is missing. An LOE from the borrower reflecting intent to rent is not sufficient.		Reviewer Comment (2023-05-26): All required docs have been provided. Reviewer Comment (2023-05-25): 1007 received on newly purchased property. Rental income allowed to be utilized per guidelines. Provide the Final signed CD verifying PITIA. An unexecuted CD was provided.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788578	xxxxxx	28473443	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-16): Client elects to waive			05/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788578	xxxxxx	28473492	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Appraisal delivery notice in file indicates appraisal emailed to borrower on xxxxxx with no evidence of receipt. Applying 3-day mailbox rule, appraisal was received on xxxxxx , which is not three business days prior to consummation date of xxxxxx .		Reviewer Comment (2023-05-16): Client elects to waive			05/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788578	xxxxxx	28473500	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 55.46184% exceeds Guideline total debt ratio of 50.00000%.	The DTI exceeds the guideline maximum of 50% due to the file is missing the rental income documentation for the property located on xxxxxx. The LOE from the borrower reflecting intent to rent for $5,000 is not sufficient.		Reviewer Comment (2023-05-25): 1007 provided. Rental income allowed to be utilized on newly purchased property per guidelines.	05/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788583	xxxxxx	28477006	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Lease Agreement, Statement, Tax Verification	The file is missing evidence of the PITIA for the property located on xxxxxx. In addition, the Lender used $8,000 per month in rental income for the same property that was not documented in the file. An LOE from the borrower reflecting intent to rent is not sufficient.		Reviewer Comment (2023-05-26): Evidence of PITIA provided Reviewer Comment (2023-05-25): 1007 received with rental income on newly purchased property for STR. Evidence of PITIA was not provided.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788583	xxxxxx	28477053	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-16): Client elects to waive			05/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788583	xxxxxx	28477247	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	The file contains an email that verifies the appraisal was provided to the borrower on xxxxxx resulting in an estimated received date of xxxxxx which is not at least 3 business days prior to the loan consummation.		Reviewer Comment (2023-05-16): Client elects to waive			05/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788583	xxxxxx	28478118	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 61.89028% exceeds Guideline total debt ratio of 50.00000%.	The DTI exceeds the allowable DTI of 50% due to the loan is missing documentation to verify the rental income for the property located on xxxxxx. An LOE from the borrower reflecting intent to rent is not sufficient.		Reviewer Comment (2023-05-25): 1007 received with rental income on newly purchased property for STR	05/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786529	xxxxxx	28475356	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-17): Client elects to waive			05/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786529	xxxxxx	28475842	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.13811% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .13811%).			Reviewer Comment (2023-05-17): Client elects to waive			05/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786529	xxxxxx	28478544	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Gift funds were used for reserves and not allowable per guidelines.		The gift funds were used toward reserves, which is not allowed by the guidelines. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-17): Client elects to waive with verified compensation factors			05/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786529	xxxxxx	28478649	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing the verification of rent for the departing primary residence.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-24): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-24): Pay history provided through 3/2023. Need 4/2023 payment. Further, terms of lease were not provided via a VOR or lease.			05/24/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787683	xxxxxx	28464192	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-05-16): Client elects to waive			05/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787683	xxxxxx	28475732	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence the 4/2023 mortgage payment was made on the subject property.		Reviewer Comment (2023-06-02): LOE from private lender provided stating made payment on time Reviewer Comment (2023-05-25): The payoff did not transpire until xxxxxx . The 4/2023 payment is required or investor can elect to waive with valid comp factors Reviewer Comment (2023-05-25): The guidelines require the history to be current up until the month prior to closing. The 4/2023 mortgage payment is required. Reviewer Comment (2023-05-24): The VOM does not reflect next due date completed. Reviewer Comment (2023-05-24): The VOM provided is blank in Part II and III	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787334	xxxxxx	28476516	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 6 Years of Experience. Currently holds 4 Properties and has Completed 4 Properties.	Reviewer Comment (2023-05-18): Client elects to waive			05/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787334	xxxxxx	28483029	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		Rural property is prohibited per guidelines. Lender exception in file. Must be approved by the investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 6 Years of Experience. Currently holds 4 Properties and has Completed 4 Properties.	Reviewer Comment (2023-05-23): Client elects to waive with verified compensation factors			05/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787472	xxxxxx	28479821	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787472	xxxxxx	28483276	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		Missing Currency Converter for account #5267.		Reviewer Comment (2023-05-25): xxxxxx currency converter provided Reviewer Comment (2023-05-23): The currency converter is not for the account in question. The account in question is 5267. Further, currency conversions must come from xxxxxx Journal conversion table or xxxxxx	05/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787472	xxxxxx	28486312	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		1) The VOR for the current primary residence does not have the name/landlord section completed. 2) Both current and previous VOR's are from private landlords. Provide 6 months cancelled checks.		Reviewer Comment (2023-05-24): Completed VOR provided along with internet search for landlord. Not a private landlord. Cancelled checks are not required. Reviewer Comment (2023-05-23): The VOR for the xxxxxx in file does not have the name/landlord completed. Cannot determine if cancelled checks are required.	05/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787472	xxxxxx	28486402	xxxxxx	xxxxxx	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $220,644.08 is less than Cash From Borrower $500,968.24.	Non-Borrower accounts (#xxxxxx) cannot be utilized to qualify if the borrower is not a joint account holder. Access letter has no bearing on this. Borrower's account #xxxxxx is a Foreign account in which funds were not converted to USD. Account #xxxxxx was excluded as there is a $15,000 deposit from the borrower's non-borrowing spouse per the LOE in file without a gift letter provided. The gift exceeds the ending balance.	Reviewer Comment (2023-05-31): Utilizing non-borrower account. See added exception for investor exception to allow.

Reviewer Comment (2023-05-26): The conversion for acct #5267 with a lower balance was already used. The funds are still short.

Reviewer Comment (2023-05-25): Currency converter provided, however borrower is still short funds to close.

Reviewer Comment (2023-05-25): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $222,605.72 is less than Cash From Borrower $500,968.24.

Reviewer Comment (2023-05-23): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Documented qualifying Assets for Closing of  $40,331.58 is less than Cash From Borrower $500,968.24.
															05/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787472	xxxxxx	28534044	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the currency converter from xxxxxx or xxxxxx xxxxxx for account xxxxxx.		Reviewer Comment (2023-06-05): Currency rate provided at time of closing and lender's conversion of ending balance. Reviewer Comment (2023-06-01): The currency conversion needs to be provided the account balance vs submitting the exchange rate.	06/05/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787472	xxxxxx	28534049	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to utilize a non-borrower account for closing/reserves.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-01): Client elects to waive with verified compensation factors			06/01/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787472	xxxxxx	28550523	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.91 is less than Guideline PITIA months reserves of 2.00.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-05): Client elects to waive with verified compensation factors			06/05/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787876	xxxxxx	28479764	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-05-24): FTP provided	05/24/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787876	xxxxxx	28479767	xxxxxx	xxxxxx	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-05-24): FTP provided	05/24/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787876	xxxxxx	28479769	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-05-17): Client elects to waive			05/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787876	xxxxxx	28479794	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	The xxxxxx has a score of 1.6, however the xxxxxx reflects not eligible for rep and warrant. In this case, a secondary valuation product will be required.		Reviewer Comment (2023-05-25): CDA provided	05/25/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787876	xxxxxx	28479799	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-05-24): Fraud Report provided	05/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787876	xxxxxx	28479921	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.94064% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.94064%).			Reviewer Comment (2023-05-17): Client elects to waive			05/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786853	xxxxxx	28481140	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-18): Client elects to waive			05/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786853	xxxxxx	28481233	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.31528% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .31528%).			Reviewer Comment (2023-05-18): Client elects to waive			05/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786853	xxxxxx	28482896	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 48.09717% exceeds Guideline total debt ratio of 45.00000%.	The guidelines allow for a maximum DTI of 45% for a First Time Home Buyer. The file was approved with the DTI over 45%. The file contains an Investor exception.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-18): Client elects to waive with verified compensation factors			05/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786853	xxxxxx	28482897	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.41 is less than Guideline PITIA months reserves of 6.00.	Gift funds received into borrower's account backed out. Gift funds cannot be utilized for reserves.		Reviewer Comment (2023-05-24): Updated bank statement provided for account	05/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786853	xxxxxx	28482904	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The guidelines allow for a maximum DTI of 45% for a First Time Home Buyer. The file was approved with the DTI over 45%. The file contains an Investor exception.		Reviewer Comment (2023-05-18): Loan has been designated as Non-QM so this exception is no longer valid	05/18/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786853	xxxxxx	28482906	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The guidelines allow for a maximum DTI of 45% for a First Time Home Buyer. The file was approved with the DTI over 45%. The file contains an Investor exception.		Reviewer Comment (2023-05-18): Loan has been designated as Non-QM so this exception is no longer valid	05/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786853	xxxxxx	28482907	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 48.09717% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The guidelines allow for a maximum DTI of 45% for a First Time Home Buyer. The file was approved with the DTI over 45%. The file contains an Investor exception.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-18): Client elects to waive with verified compensation factors			05/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786853	xxxxxx	28482908	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $75.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)			Reviewer Comment (2023-05-17): Sufficient Cure Provided At Closing		05/17/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	784193	xxxxxx	28481256	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-18): Client elects to waive			05/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784193	xxxxxx	28481465	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The COC provided only reflects a fee was added. Does not state the reason why.	Reviewer Comment (2023-06-19): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check

Reviewer Comment (2023-06-15): SitusAMC received Corrected PCCD and Letter of Explanation. However, we also required Copy of refund check for $238.48 and Proof of mailing in order to cure this exception.

Reviewer Comment (2023-06-01): SitusAMC received Post Cd however we required additional cure of $238.48 in order to cure the exception. Cure documents consist of Post CD,LOX, Copy of refund check and proof of mailing.

Reviewer Comment (2023-05-25): SItusAMC: The LE's that was provided in the trailing images was also provided in the original loan package. However, provided COC dated xxxxxx does not give sufficient information on why the Appraisal Desk review is required. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required. Cure provided at closing is insufficient to cure for all the citing 0% and 10% exception.
Please provide additional Cure in the amount of $238.48 to cure this exception. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																06/19/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	784193	xxxxxx	28481466	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $495.34 exceeds tolerance of $160.00. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report Fee increased from $160.00 on the initial Loan Estimate to $495.34 on the final Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2023-06-19): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.”

Reviewer Comment (2023-06-15): SitusAMC received Corrected PCCD and Letter of Explanation. However, we also required Copy of refund check for $xxxxxx and Proof of mailing in order to cure this exception.

Reviewer Comment (2023-06-01): SitusAMC received Post Cd however we required additional cure of $xxxxxx in order to cure the exception. Cure documents consist of Post CD,LOX, Copy of refund check and proof of mailing.

Reviewer Comment (2023-05-30): SitusAMC received Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increase. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-05-25): SItusAMC: The LE's that was provided in the trailing images was also provided in the original loan package. However, in file does not contain contain valid COC for the Credit report fee increased on xxxxxx CD. A valid Changed Circumstance or cure is required to re-baseline this exception. Also, Cure provided at closing is insufficient to cure for all the citing 0% and 10% exception. Please provide additional Cure in the amount of $xxxxxx to cure this exception. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															06/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	784193	xxxxxx	28481467	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,499.00 exceeds tolerance of $1,732.00 plus 10% or $1,905.20. Insufficient or no cure was provided to the borrower. xxxxxx	The 10% tolerance fees increased from $1,732.00 on the initial Loan Estimate to $2,499.00 on the final Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2023-06-19): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.”

Reviewer Comment (2023-06-15): SitusAMC received Corrected PCCD and Letter of Explanation. However, we also required Copy of refund check for $238.48 and Proof of mailing in order to cure this exception.

Reviewer Comment (2023-06-01): SitusAMC received Post Cd however we required additional cure of $238.48 in order to cure the exception. Cure documents consist of Post CD,LOX, Copy of refund check and proof of mailing.

Reviewer Comment (2023-05-30): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was increased. Also, the Title fees are increased on xxxxxx CD. In order to determine if the changed circumstance is valid more information is necessary on reason Title - Lender's Title insurance fee and Recording fee increase and Endorsement fee added. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-05-25): SItusAMC: The LE's that was provided in the trailing images was also provided in the original loan package. However, in file does not contain contain valid COC for the Title - Lender's Title insurance fee and Recording fee increased. Also the Title - Endorsement fee added. A valid Changed Circumstance or cure is required to re-baseline this exception. Also, Cure provided at closing is insufficient to cure for all the citing 0% and 10% exception. Please provide additional Cure in the amount of $238.48 to cure this exception. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															06/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	784193	xxxxxx	28481486	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State Defect	Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File	Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.			Reviewer Comment (2023-05-25): Disclosure provided	05/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784193	xxxxxx	28481487	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	Massachusetts HPML Threshold Test Compliant	Massachusetts Higher-Priced Mortgage Loan: APR on subject loan of 10.34343% or Final Disclosure APR of 10.43500% is equal to or greater than the threshold of APOR 6.44% + 1.5%, or 7.94000% Compliant Higher Priced Loan.			Reviewer Comment (2023-05-18): Client elects to waive			05/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784193	xxxxxx	28481509	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.99290% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.99290%).			Reviewer Comment (2023-05-18): Client elects to waive			05/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	784193	xxxxxx	28485417	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-25): Gap provided	05/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784193	xxxxxx	28485521	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $750.00 exceeds tolerance of $595.00. Insufficient or no cure was provided to the borrower. (7506)	.The Appraisal Fee increased from $595.00 on the initial Loan Estimate to $750.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.	Reviewer Comment (2023-06-19): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check

Reviewer Comment (2023-06-15): SitusAMC received Corrected PCCD and Letter of Explanation. However, we also required Copy of refund check for $xxxxxx and Proof of mailing in order to cure this exception.

Reviewer Comment (2023-06-01): SitusAMC received Post Cd however we required additional cure of $xxxxxx in order to cure the exception. Cure documents consist of Post CD,LOX, Copy of refund check and proof of mailing.

Reviewer Comment (2023-05-30): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was increased. Also, the Appraisal fee increased on LE dated xxxxxx , file does not contain valid COC for the fee increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-05-25): SItusAMC: The LE's that was provided in the trailing images was also provided in the original loan package. However, provided COC dated xxxxxx 023 does not give sufficient information on why the fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required Also, the Cure provided at closing is insufficient to cure for all the citing 0% and 10% exception. Please provide additional Cure in the amount of $xxxxxx to cure this exception. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																06/19/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	784193	xxxxxx	28486972	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the executed deed transferring the property from the trust to the individual.		Reviewer Comment (2023-05-31): Executed Deed provided Reviewer Comment (2023-05-25): The deed is not executed by the owners, only notarized.	05/31/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784193	xxxxxx	28486998	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	The most recent run Fraud Report dated 5/2 does not have the high risk red flags addressed.		Reviewer Comment (2023-05-25): Clearance report provided	05/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784193	xxxxxx	28508988	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Any non-mortgage account can be no more than 30 days delinquent at time of application. Any delinquent account must either be brought current or paid off at closing. The merge report reflects xxxxxx late as of 3/2023 which is the DLA.		Reviewer Comment (2023-06-16): Evidence the payment was brought to current was provided. Reviewer Comment (2023-06-14): The document provided is dated xxxxxx which is prior to the merge report pull which reflects late on xxxxxx . Reviewer Comment (2023-05-31): This is in reference to the merge report dated xxxxxx which reflects DLA was xxxxxx and 30 day late is xxxxxx. The account needs to be brought current. The borrower is still delinquent if the xxxxxx merge report reflects DLA on xxxxxx and late xxxxxx.	06/16/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786758	xxxxxx	28480440	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-18): Client elects to waive			05/18/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786758	xxxxxx	28487983	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Provide the CPA's license number.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-30): A new CPA letter was provided by a different individual dated post-close. The date is post-close and the date font is different than the rest of the document.			05/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788484	xxxxxx	28480491	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-19): The client elects to waive			05/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788484	xxxxxx	28480752	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-05-23): Delivery provided	05/23/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788484	xxxxxx	28480753	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-05-23): Delivery provided	05/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788484	xxxxxx	28480754	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.97928% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.97928%).			Reviewer Comment (2023-05-19): The client elects to waive			05/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788484	xxxxxx	28480756	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2023-05-19): The client elects to waive			05/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788484	xxxxxx	28480768	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.53000% or Final Disclosure APR of 10.62300% is equal to or greater than the threshold of APOR 6.44% + 1.5%, or 7.94000%. Non-Compliant Higher Priced Mortgage Loan.	The loan is HPML Non Compliant due to missing evidence the borrower received a copy of the appraisals at least 3 business days prior to the loan consummation.		Reviewer Comment (2023-05-23): Delivery provided	05/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788484	xxxxxx	28480769	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2023-05-19): The client elects to waive			05/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788484	xxxxxx	28480793	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-19): The client elects to waive			05/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787895	xxxxxx	28481354	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-05-24): E-Consent provided	05/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787895	xxxxxx	28481396	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-19): The client elects to waive			05/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787895	xxxxxx	28481669	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-05-26): Client elects to waive			05/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787895	xxxxxx	28486741	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require all individuals listed on the asset accounts that are being used for asset utilization income to be on the Note and Mortgage. The assets being used for income qualification all have the borrower's spouse as a co-owner of the account. The spouse is on the Mortgage; however, is not on the Note.		Reviewer Comment (2023-05-26): LOE provided	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787895	xxxxxx	28486944	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 44.28658% exceeds Guideline total debt ratio of 43.00000%.	The guidelines allow for a maximum DTI of 43% when using asset utilization income. The lender used 80% of the stock accounts and 70% of the retirement account to qualify the asset utilization income; however, the guidelines only allow 70% of the stock investment accounts and 60% of the retirement account as the borrower is not of retirement age.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-06): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-26): Down payment is is xxxxxx + EMD $5,000. According to the income worksheet provided, the lender did not include this.			06/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787895	xxxxxx	28486953	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The guidelines allow for a maximum DTI of 43% when using asset utilization income. The lender used 80% of the stock accounts and 70% of the retirement account to qualify the asset utilization income; however, the guidelines only allow 70% of the stock investment accounts and 60% of the retirement account as the borrower is not of retirement age.		Reviewer Comment (2023-06-06): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2023-05-26): Down payment is is xxxxxx + EMD $5,000. According to the income worksheet provided, the lender did not include this.	06/06/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787895	xxxxxx	28486954	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The guidelines allow for a maximum DTI of 43% when using asset utilization income. The lender used 80% of the stock accounts and 70% of the retirement account to qualify the asset utilization income; however, the guidelines only allow 70% of the stock investment accounts and 60% of the retirement account as the borrower is not of retirement age.		Reviewer Comment (2023-06-06): Loan has been designated as Non-QM so this exception is no longer valid Reviewer Comment (2023-05-26): Down payment is is xxxxxx + EMD $5,000. According to the income worksheet provided, the lender did not include this.	06/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787895	xxxxxx	28486955	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 44.28658% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The guidelines allow for a maximum DTI of 43% when using asset utilization income. The lender used 80% of the stock accounts and 70% of the retirement account to qualify the asset utilization income; however, the guidelines only allow 70% of the stock investment accounts and 60% of the retirement account as the borrower is not of retirement age.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-06): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-26): Down payment is is xxxxxx + EMD $5,000. According to the income worksheet provided, the lender did not include this.			06/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786897	xxxxxx	28480841	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-05-19): The client elects to waive			05/19/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786897	xxxxxx	28480892	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-05-23): xxxxxx score 1.0 See added condition for discrepancy between xxxxxx and xxxxxx.	05/23/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786897	xxxxxx	28480904	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-05-22): Client elects to waive with verified compensation factors			05/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786897	xxxxxx	28480973	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $2,500.00 exceeds tolerance of $1,250.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $1,250.00 on the initial Loan Estimate to $2,500.00 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-05-23): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception	05/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786897	xxxxxx	28480976	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,099.00 exceeds tolerance of $492.00 plus 10% or $541.20. Insufficient or no cure was provided to the borrower. xxxxxx	The Recoding Fee increased from $492.00 on the initial Loan Estimate to $1,099.00 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-05-23): SitusAMC received a valid COC for the fee increased.	05/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786897	xxxxxx	28497901	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Incomplete Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) is incomplete		VOM's do not show an actual original mortgage amount, current balance, or payment. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-05-22): Client elects to waive with verified compensation factors			05/22/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786897	xxxxxx	28500127	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	xxxxxx 1.0. xxxxxx not eligible for rep and warrant. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2023-05-26): CDA received	05/26/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786897	xxxxxx	28518463	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,099.00 exceeds tolerance of $994.50 plus 10% or $1,093.95. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2023-05-26): Sufficient Cure Provided At Closing		05/26/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	C	B	C	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786897	xxxxxx	28518464	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $2,500.00 exceeds tolerance of $1,250.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2023-05-26): Sufficient Cure Provided At Closing		05/26/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	C	B	C	A	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786899	xxxxxx	28490901	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786899	xxxxxx	28490908	xxxxxx	xxxxxx	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-05-25): Updated commitment provided	05/25/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786899	xxxxxx	28490921	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The hazard insurance policy reflects coverage amount of xxxxxx . The loan amount is xxxxxx . The appraisal reflects the estimated cost new is xxxxxx . The file does not contain a Replacement Cost Estimator.		Reviewer Comment (2023-05-26): A replacement cost estimator was provided.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786899	xxxxxx	28490939	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786899	xxxxxx	28491640	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-26): A gap report for both borrowers was provided. Reviewer Comment (2023-05-25): Gap Report only provided for xxxxxx. Need for xxxxxx	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786899	xxxxxx	28491646	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file contains a private Verification of Mortgage for the property located on xxxxxx The guidelines require alternative documentation showing the most recent 6-month history, which was not provided in the file.		Reviewer Comment (2023-05-26): Cancelled checks provided	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786899	xxxxxx	28495770	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide the tax preparer's license number.		Reviewer Comment (2023-05-30): License number provided Reviewer Comment (2023-05-26): The document provide suggests a license number was provided but it was not reflected on the document.	05/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786899	xxxxxx	28495800	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The final Closing Disclosure indicates the loan has a prepayment penalty; however, the Note does not contain a prepayment penalty clause and the file does not contain a Prepayment Penalty Rider.		Reviewer Comment (2023-05-26): PPP addendum provided	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	787417	xxxxxx	28484639	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787417	xxxxxx	28484649	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	The file is missing evidence of the hazard insurance for the property located on xxxxxx		Reviewer Comment (2023-05-25): HOI provided	05/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787417	xxxxxx	28484651	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	The xxxxxx has a score of 1.0, however the xxxxxx reflects not eligible for rep and warrant. In this case, a secondary valuation product will be required.		Reviewer Comment (2023-05-26): CDA received	05/26/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787417	xxxxxx	28484783	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $122.00 exceeds tolerance of $86.00 plus 10% or $94.60. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2023-05-18): Sufficient Cure Provided At Closing		05/18/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Second Home	Purchase	Final CD evidences Cure	D	B	C	B	B	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787417	xxxxxx	28484862	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787417	xxxxxx	28498644	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Occupancy Cert is not provided		Reviewer Comment (2023-05-26): Occupancy Cert provided Reviewer Comment (2023-05-26): Page 2 of the cert was not provided (signature page)	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787417	xxxxxx	28521945	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-05-26): Client elects to waive			05/26/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Purchase		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787776	xxxxxx	28485879	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-05-26): Fraud report provided	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787776	xxxxxx	28485983	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	The file is missing a CPA letter or other documentation to verify the borrower's ownership percentage of the business and that the business has been opened for at least 2 years. The file contains a Business Narrative Form; however, it is completed by the borrower not a third party. In addition, the file contains a business entity search that indicates the business was not opened until xxxxxx which does not meet the 2 year requirement.		Reviewer Comment (2023-07-10): Signed Ops Agreement provided Reviewer Comment (2023-06-30): LLC docs support business started xxxxxx . Provide the signed Ops Agreement for ownership % verification.	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787776	xxxxxx	28486000	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-10): Client elects to waive			07/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787776	xxxxxx	28486007	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-06-16): A Title Supplemental Report with the correct loan amount was provided.	06/16/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787776	xxxxxx	28486165	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787776	xxxxxx	28486171	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $8,573.44 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7200)	The Credit Report Fee increased from $0.00 on the initial Loan Estimate to $8,573.44 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-05-26): SitusAMC received updated LE with corresponding valid Changed Circumstance dated on xxxxxx .	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787776	xxxxxx	28492831	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		The following large deposits are not sourced and are needed for qualifying: $267,750 on xxxxxx ; $349,143 on xxxxxx ; $374,720.40 on xxxxxx ; $415,277 on xxxxxx ; $391,772 on xxxxxx .		Reviewer Comment (2023-06-14): Excluded the additional 2 unsourced deposits from income and assets. Not needed to qualify since other 2 sourced. Reviewer Comment (2023-06-05): 2 deposits received. Pending receipt of source for remaining deposits $267,750 on xxxxxx and $349,143 on xxxxxx . A 1099 NEC for $1,068,495.40 does not address these two remaining deposits.	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787776	xxxxxx	28492870	xxxxxx	xxxxxx	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 656 is less than Guideline representative FICO score of 680.	The guidelines require a score of 680 for a First Time Home Buyer. The borrower's qualifying score is 656. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-10): Client elects to waive with verified compensation factors			07/10/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787776	xxxxxx	28497123	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The credit report used to evaluate a loan may not reflect a security freeze. If the borrower(s) unfreeze credit after the date of the original credit report, a new tri-merged report must be obtained to reflect current and updated information from all repositories. The gap report reflects a credit freeze for xxxxxx	Reviewer Comment (2023-06-16): The credit report used to evaluate the loan did not reflect any freezes.

Reviewer Comment (2023-06-16): The gap report provided, which is dated after, reflects xxxxxx is frozen. A new scored report reflecting this is unfrozen is required.

Reviewer Comment (2023-06-16): The gap report was not found in the trailing docs.

Reviewer Comment (2023-05-26): The credit report provided is the same origination credit report that was in the file. The gap report provided, which is dated after, reflects xxxxxx is frozen. A new scored report reflecting this is unfrozen is required.
															06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786185	xxxxxx	28490020	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786185	xxxxxx	28490031	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		HOI dwelling coverage provided is insufficient in amount of xxxxxx .Please provide increased HOI coverage, Replacement Cost Estimator or evidence that coverage provided on a replacement cost basis, as subject property is located in xxxxxx		Reviewer Comment (2023-05-31): Replacement cost verbiage provided by agency	05/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786185	xxxxxx	28495928	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-02): Gap report provided	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786185	xxxxxx	28497331	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOI does not reflect the Entity as insured.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-31): The HOI policy provided is dated post-closing and not acceptable.			05/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	786185	xxxxxx	28497362	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		K-1 provided in loan file on a bank statement deal which supports the bank statement income.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788045	xxxxxx	28489957	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788045	xxxxxx	28489978	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788045	xxxxxx	28489983	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.68022% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .68022%).			Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788045	xxxxxx	28490661	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $400.75 exceeds tolerance of $200.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2023-05-19): Sufficient Cure Provided At Closing		05/19/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788045	xxxxxx	28490675	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan allows for Partial Payments. (Final xxxxxx)	The final Closing Disclosure, page 4, does not have the section Partial Payments completed.		Reviewer Comment (2023-05-30): SitusAMC received PCCD and LOE.		05/30/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788045	xxxxxx	28490692	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-05-26): E-Sign Consent Agreement was provided	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788045	xxxxxx	28496034	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require the year-to-date (YTD) earnings support the ongoing receipt of the income shown on the 1099s within 10% or greater than the prior year earnings. The prior year earnings is $23,647.77 per month; however, the YTD earnings is $18,993.43 per month, which is not within 10% of the prior year earnings.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-30): Client elects to waive with verified compensation factors			05/30/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788045	xxxxxx	28496075	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The file contains a gap report dated xxxxxx which is not within 10 days of closing of xxxxxx .		Reviewer Comment (2023-05-26): A gap report within the required timeframe was provided.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788045	xxxxxx	28498344	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 4/2023 mortgage payments for the primary residence and REO property.		Reviewer Comment (2023-05-26): Payment for 4/2023 was provided.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788045	xxxxxx	28525402	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $1,417,690.16 is under disclosed by $487.00 compared to the calculated total of payments of $1,418,177.16 which exceeds the $35.00 threshold. (Final xxxxxx)	TOP increased as PCCD shows an increase in LDP resulting in a TOP under disclosure in the amount of $487. Cure is required.	Reviewer Comment (2023-06-06): Cured prior to discovery.

Reviewer Comment (2023-06-02): The xxxxxx CD was provided to the borrower.  The LDP fee amount at that time, noted on the CD, was $2922.  This was a fee increase over the disclosed amount of $2435 from the closing CD on xxxxxx   The lender is responsible if there is an error on disclosures.  The provision of the xxxxxx CD shows the fee as $2435 again.  Please provide proof the fee was not charged to the borrower, or provide cure as required.

Reviewer Comment (2023-05-31): Cure is required. xxxxxx CD was sent to borrower and disclosed increased points.  Please provide LOE, copy of refund, or closing statement showing fee did not increase, reopening of rescission and proof of delivery to cure.
																06/06/2023		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788045	xxxxxx	28525403	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $2,922.00 exceeds tolerance of $2,435.00. Insufficient or no cure was provided to the borrower. (7200)	LDP increased on PCCD. Cure is required.		Reviewer Comment (2023-06-06): Cured prior to discovery. Reviewer Comment (2023-06-01): SitusAMC received copy of CD dated xxxxxx & xxxxxx . Please provide true & certified copy of final settlement statement to verify the fees charged at closing. Reviewer Comment (2023-05-31): SitusAMC received Post CD. However, the fee reduced on Cd dated xxxxxx 0 for $2435.00 . We would required a True and certified final Settlement statement in order to determine the fee has been reduced.		06/06/2023		2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788045	xxxxxx	28525404	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $400.75 exceeds tolerance of $200.00. Insufficient or no cure was provided to the borrower. (7520)	Credit bureau fee increased without VCC. Cure is required.		Reviewer Comment (2023-05-31): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	05/31/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789383	xxxxxx	28490035	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-22): Client elects to waive			05/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789383	xxxxxx	28498624	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Occupancy Cert in file is blank.		Reviewer Comment (2023-05-26): Occupancy Cert provided Reviewer Comment (2023-05-25): The document provided is still blank.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787855	xxxxxx	28496165	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787855	xxxxxx	28497789	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-25): Gap provided	05/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787855	xxxxxx	28500276	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide the CPA license number.		Reviewer Comment (2023-05-25): CPA license provided	05/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788207	xxxxxx	28491277	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788207	xxxxxx	28491278	xxxxxx	xxxxxx	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2023-05-26): Supplement provided	05/26/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788207	xxxxxx	28491301	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-05-24): Approval provided	05/24/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788207	xxxxxx	28491414	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)			Reviewer Comment (2023-05-19): Sufficient Cure Provided At Closing		05/19/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788207	xxxxxx	28498503	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-26): Gap provided	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788207	xxxxxx	28500380	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Cancelled Check(s) not provided		VOM for the subject property is from a non-institutional lender. 6 months cancelled checks required.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-25): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-24): The VOM also states a monthly payment of $8,700.42/month is the P&I only, the next payment due is xxxxxx and there has been no late payments in the past 12 months. This indicates monthly payments are being made.			05/25/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789481	xxxxxx	28490491	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789481	xxxxxx	28490536	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.02534% or Final Disclosure APR of 10.08700% is equal to or greater than the threshold of APOR 6.40% + 1.5%, or 7.90000%. Non-Compliant Higher Priced Mortgage Loan.	The loan is HPML Non Compliant due to missing evidence the borrower received a copy of the appraisal disclosure within 3 days of the loan application.		Reviewer Comment (2023-05-26): Initial LE with appraisal disclosure verbiage provided	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789481	xxxxxx	28490537	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789481	xxxxxx	28490538	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.42359% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .42359%).			Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789481	xxxxxx	28490539	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789481	xxxxxx	28490573	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Appraisal Disclosure - ECOA Timing	ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.	The file is missing a copy of the Appraisal Disclosure provided to the borrower within 3 days of the loan application.		Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789481	xxxxxx	28490639	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial xxxxxx)	The application reflects a date of xxxxxx ; however, the Loan Estimate in the file is dated xxxxxx .		Reviewer Comment (2023-05-26): SitusAMC received LE dated xxxxxx .	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789481	xxxxxx	28500583	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		The guidelines require the borrower to be self-employed for at least 2 years in the business being used to qualify. The business entity documentation confirms the business has only been active since xxxxxx , which is less than 2 years.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-07): Client elects to waive with verified compensation factors			06/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789481	xxxxxx	28500643	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-02): Gap report provided	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789481	xxxxxx	28500739	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-02): Clearance report provided Reviewer Comment (2023-05-30): The second high risk red flag on page 4 of the clearance report was not cleared/no comments made.	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789481	xxxxxx	28501250	xxxxxx	xxxxxx	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The loan application is not signed/dated by the loan officer.		Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786364	xxxxxx	28494603	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786364	xxxxxx	28494606	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-05-26): FTP provided	05/26/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786364	xxxxxx	28494610	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-05-26): FTP provided	05/26/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786364	xxxxxx	28500356	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $205.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The Appraisal Desk Review Fee increased from $0.00 on the initial Loan Estimate to $205.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.	Reviewer Comment (2023-06-08): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check.

Reviewer Comment (2023-05-26): SitusAMC: The LE and COC dated xxxxxx that was provided in the trailing images was also provided in the original loan package. but it does not give sufficient information on why the fee was added on xxxxxx LE. Appraisal Desk Review is required is not a valid reason to re-baseline this exception. In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																06/08/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786364	xxxxxx	28501413	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx LOE from additional owners	Loan was reviewed to the xxxxxx xxxxxx Guidelines. Per guidelines, an LOE from the additional owners is required to utilize the business income to qualify.		Reviewer Comment (2023-05-26): LOE provided	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788647	xxxxxx	28490930	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-05-26): E-Consent provided	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788647	xxxxxx	28491023	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788647	xxxxxx	28491134	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788647	xxxxxx	28491147	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.73448% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.73448%).			Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788647	xxxxxx	28491617	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	The Loan Estimate (LE) dated xxxxxx is not signed by the borrowers and there is no other documentation to verify when the LE was received by the borrowers; therefore, it is estimated to be received on xxxxxx , which is not at least 4 business days prior to closing.		Reviewer Comment (2023-05-26): SitusAMC received proof of receipt for xxxxxx LE.	05/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788647	xxxxxx	28501066	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	The flood disclosure was not provided to the borrowers until closing.		Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788647	xxxxxx	28501098	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	The guidelines require all transferred appraisals to be the original color pdf. The appraisal in the file does not have the color photos.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784355	xxxxxx	28494277	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784355	xxxxxx	28494403	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.25795% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.25795%).			Reviewer Comment (2023-05-23): Client elects to waive			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	784355	xxxxxx	28501910	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee. Fee Amount of $550.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7508)	The Appraisal Field Review Fee increased from $0.00 on the initial Loan Estimate to $1550.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-06-06): SitusAMC received Post CD,LOX ,Copy of refund check and proof of mailing. Reviewer Comment (2023-05-26): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added as it only states appraisal filed review required. In order to determine if the changed circumstance is valid more information is necessary on reason fee added A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.		06/06/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	784355	xxxxxx	28501942	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The guidelines require the lower of the current apraised value or the property’s purchase price plus documented improvements when the property has been owned less than 12 months. The borrower has owned the property since xxxxxx 22 which is less than 12 months at the time of application and the lender used the higher appraised value to qualify the loan. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-23): Client elects to waive with verified compensation factors			05/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	784355	xxxxxx	28502366	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide the tax preparer's license number.		Reviewer Comment (2023-05-25): Per the client, the attorney verifying the ownership % for the borrower is acceptable per their guidelines.	05/25/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787846	xxxxxx	28499990	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-24): Client elects to waive			05/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787846	xxxxxx	28500146	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	The file does not contain any documentation to verify when the borrowers received a copy of the preliminary appraisal report.		Reviewer Comment (2023-05-24): Client elects to waive			05/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787846	xxxxxx	28500158	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $335.00 exceeds tolerance of $301.00 plus 10% or $331.10. Insufficient or no cure was provided to the borrower. xxxxxx	The Recording Fee increased from $301.00 on the initial Loan Estimate to $331.10 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-06-02): SitusAMC received Post CD, Copy of refund check and proof of mailing.		06/02/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787846	xxxxxx	28500178	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.73 is less than Guideline PITIA months reserves of 3.00.			Reviewer Comment (2023-05-30): Additional account statement provided and 2 accounts with updated balances.	05/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787846	xxxxxx	28502235	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-05-30): Gap reports provided	05/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787846	xxxxxx	28504384	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide the CPA license number.		Reviewer Comment (2023-06-14): CPA verification provided Reviewer Comment (2023-06-13): There is no other document in file verifying the ownership %.	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788596	xxxxxx	28500829	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-24): Client elects to waive			05/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788596	xxxxxx	28500838	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx P&L Statement	The guidelines require a year-to-date (YTD) P&L and prior year P&L. The file contains the required YTD P&L; however, is missing the P&L for 2022.		Reviewer Comment (2023-05-30): 2022 P&L provided	05/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788596	xxxxxx	28500951	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of $1,189,547.87 is under disclosed by $325.00 compared to the calculated total of payments of $1,189,872.87 which exceeds the $100.00 threshold. (Final xxxxxx)	The final Closing Disclosure reflects the Total of Payments as $1,189,547.87; however, the calculated Total of Payments is $1,189,872.87, which is a difference of $325.00.		Reviewer Comment (2023-05-31): SitusAMC received Letter of Explanation, Copy of cure refund, proof of mailing & Corrected Closing Disclosure.		05/31/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788596	xxxxxx	28504994	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The CPA letter must confirm that they prepared the most recent 2 years tax return filing for the borrower’s business. The CPA letter does not verify this.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-05): Client elects to waive with verified compensation factors Reviewer Comment (2023-05-30): Lender would like to waive Reviewer Comment (2023-05-30): This is a guideline requirement and the CPA must attest they have prepared the borrower's 2 most recent tax returns for the P&L program.			06/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789168	xxxxxx	28503996	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-29): Client elects to waive			06/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789168	xxxxxx	28506050	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.	The borrower does not meet the minimum reserve requirement for escrow waiver.	Reviewer Comment (2023-06-29): Wire received for additional gift funds. Borrower now meets the minimum reserve requirement for waiver.

Reviewer Comment (2023-06-28): No new trailing documents found. Please try uploading again directly to xxxxxx.

Reviewer Comment (2023-06-28): No new trailing documents found. Please try uploading again.

Reviewer Comment (2023-06-21): Provide the wire transfer for the donor funds reflecting sent to the escrow agent for this transaction. The bank statement provided only reflects Outgoing domestic wire transfer/teller 01.

Reviewer Comment (2023-05-30): The account provided cannot be utilized as deposits that are 50% of the borrower's total qualifying income was not provided. All large deposits in excess of $42,743.38 need to be sourced.
															06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789168	xxxxxx	28506200	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	ARR is missing W at end of main address.		Reviewer Comment (2023-05-31): Updated ARR provided	05/31/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787957	xxxxxx	28503798	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-24): Client elects to waive			05/24/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789875	xxxxxx	28503619	xxxxxx	xxxxxx	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: xxxxxx	The guidelines require a copy of the appraisal report and lease agreement. The appraisal report confirms the property is leased; however, the file is missing a copy of the required lease agreement.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-12): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-06): The same document was provided that was previously provided. The xxxxxx statement does not verify what property this is for and does not cover 12 months. Reviewer Comment (2023-06-05): The spreadsheet provided does not verify who this was prepared by. Appears to be borrower prepared. Must be prepared by the xxxxxx agency/xxxxxx company.			07/12/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789875	xxxxxx	28503642	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-05-25): Client elects to waive			05/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789875	xxxxxx	28503643	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-06-09): FTP provided	06/09/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789875	xxxxxx	28511453	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Mortgage on title appears to be a blanket lien.		Reviewer Comment (2023-06-09): FTP provided	06/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789344	xxxxxx	28503748	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-25): Client elects to waive			05/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789344	xxxxxx	28507287	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The guidelines require all foreign assets to be transferred to a US account at least 10 days prior to closing. The borrower's assets remained in a foreign account. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-25): Client elect to waive with verified compensation factors			05/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789344	xxxxxx	28511610	xxxxxx	xxxxxx	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx Financial Institution: xxxxxx // Account Type: Savings / Account Number: xxxxxx Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx, Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx Financial Institution: xxxxxx // Account Type: Checking / Account Number: xxxxxx	1 month of statements must be provided for each account. < 1 month was provided.		Reviewer Comment (2023-06-30): Additional account statements provided. Removed 1643 and 9518 as they are not needed. Reviewer Comment (2023-06-16): The same account statements were provided. 1 full month statement is a guideline requirement.	06/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789344	xxxxxx	28511635	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		The currency converter provided for xxxxxx Bank was not provided the most recent account statement balance dated xxxxxx .		Reviewer Comment (2023-06-28): Conversion provided Reviewer Comment (2023-06-28): No new trailing documents found. Please try uploading again. Reviewer Comment (2023-06-27): Evidence needs to be provided that the currency converter is from xxxxxx. The weblink should be attached. Typing in from xxxxxx website is not acceptable.	06/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789414	xxxxxx	28504469	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-25): Client elects to waive			05/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789414	xxxxxx	28507552	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Certificate of Authorization for the person executing all documents on behalf of the Entity. The authorization may be determined in an Operating Agreement or other corporate documents. If not, a Borrowing Certificate is required. ▫ Borrowing Certificate (LLC Borrowing Certificate - Single Member or LLC Borrowing Certificate - Multiple Member)		Reviewer Comment (2023-05-30): Borrowing Cert provided	05/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789414	xxxxxx	28507556	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		The 1008 in file is not for the subject property.		Reviewer Comment (2023-05-30): Approval provided	05/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789414	xxxxxx	28515264	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOI does not reflect the Entity as insured.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-30): The document provided is dated over a month post-close and not acceptable.			07/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789514	xxxxxx	28503335	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-02): Clearance report provided Reviewer Comment (2023-05-31): Fraud report provided, however the high risk flags were not addressed.	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789514	xxxxxx	28503339	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-25): Client elect to waive			05/25/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787716	xxxxxx	28509777	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	787716	xxxxxx	28510895	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.	The guidelines require the borrower to be self-employed for 2 years. Per the CPA letter the business was formed on xxxxxx which does not meet the 2 year requirement. Further, the CPA only verified the most recent return was prepared by the firm.	Reviewer Comment (2023-06-05): After further consideration of the verbiage, the tax returns being prepared by the CPA for 2 years verbiage has been met.

Reviewer Comment (2023-06-05): The CPA letter states their offices have reviewed and prepared the profit and loss and income tax for the borrower's business and that the borrower would like to confirm the following. The CPA does not state they prepared the tax returns for the last 2 years nor since 2010.

Reviewer Comment (2023-06-02): Updated CPA letter with clarification business started out as a Schedule C back in 2010 before changing to an LLC. However, the CPA letter only verifies the prepared the most recent return. Per guidelines, the CPA needs to verify they prepared the most recent 2 years returns.
															06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	787716	xxxxxx	28524588	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx , Valuation Type: Appraisal / Valuation Report date: xxxxxx		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	787716	xxxxxx	28529976	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Issue: Ineligible borrower		LLC(Limited Liability Company) or Corporation are not allowed	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-05): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-02): The mailing label does not clear this condition. The guidelines do not allow LLC's.			06/05/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	789722	xxxxxx	28504784	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-06): FTP provided	06/06/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789722	xxxxxx	28504787	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-06-06): FTP provided	06/06/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789722	xxxxxx	28504788	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789722	xxxxxx	28506680	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require 6 months cancelled checks or bank statements are required to support payment history when the VOR is completed by a private party. The VOR provided is from a private party and the file is missing the required 6 months cancelled checks or bank statements.		Reviewer Comment (2023-06-02): Bank Statements provided	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788046	xxxxxx	28517682	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788046	xxxxxx	28517781	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.12056% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .12056%).			Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789396	xxxxxx	28509956	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789396	xxxxxx	28510004	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	The Loan Estimate dated xxxxxx was provided to the borrowers electronically; however, the borrowers did not provide their consent until xxxxxx .		Reviewer Comment (2023-06-02): SitusAMC received e-consent dated xxxxxx .	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789396	xxxxxx	28515508	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $850.00 exceeds tolerance of $830.00. Insufficient or no cure was provided to the borrower. (7506)	The Credit Report Fee increased from $830.00 on the initial Loan Estimate to $850.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-06-09): SitusAMC Received PCCD, LOE, Refund Check and Proof of Mailing.		06/09/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789396	xxxxxx	28524897	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		All other business owners who are not borrowers on the loan must provide a signed and dated letter acknowledging the borrower’s access to the business account for loan qualification.		Reviewer Comment (2023-06-01): LOE provided	06/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789467	xxxxxx	28507989	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-06-08): 1008 xxxxxx name provided	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789467	xxxxxx	28507991	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789467	xxxxxx	28507992	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-06-28): FTP provided	06/28/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789467	xxxxxx	28511489	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Note reflects 2336-38 vs. CDA which reflects 2336.		Reviewer Comment (2023-06-22): Corrected CDA provided	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789467	xxxxxx	28527842	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 4/2023 mortgage payment for the borrower's primary residence.		Reviewer Comment (2023-06-09): Statement provided with no late payments NPD 5/1 Reviewer Comment (2023-06-07): The document provided was in file at time of review and is for the subject property. Provide the 4/2023 mortgage payment for the borrower's primary residence. Lien is on credit report.	06/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789467	xxxxxx	28527866	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		The title commitment in file reflects a judgment however, the loan file does not contain a release/satisfaction and/or a payoff on the closing statement in file.		Reviewer Comment (2023-06-28): FTP provided	06/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789467	xxxxxx	28527871	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note reflects xxxxxx-xxxxxx vs. HOI and Flood insurance polices which reflect xxxxxx-xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 46 Years of Experience. Currently holds 2 Properties and has Completed 4 Properties.	Reviewer Comment (2023-06-13): Client elects to waive with verified compensation factors			06/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789467	xxxxxx	28527872	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Note reflects xxxxxx-xxxxxx vs. Flood Cert which reflect xxxxxx-xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 46 Years of Experience. Currently holds 2 Properties and has Completed 4 Properties.	Reviewer Comment (2023-06-13): Client elects to waive with verified compensation factors			06/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789467	xxxxxx	28527873	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Note reflects xxxxxx-xxxxxx vs. CPL and Title which reflect xxxxxx-xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 46 Years of Experience. Currently holds 2 Properties and has Completed 4 Properties.	Reviewer Comment (2023-06-13): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-06): Please review the original condition. Note reflects xxxxxx vs. CPL and Title which reflect xxxxxx.			06/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789467	xxxxxx	28678567	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title Policy address does not match the Note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 46 Years of Experience. Currently holds 2 Properties and has Completed 4 Properties.	Reviewer Comment (2023-06-29): Client elects to waive with verified compensation factors			06/29/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787953	xxxxxx	28519347	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraisal is required to be in name of Lender	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Lender on Appraisal (xxxxxx) differs from the Note (xxxxxx)	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	787953	xxxxxx	28519431	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	787953	xxxxxx	28519452	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-05): FTP provided	06/05/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	787953	xxxxxx	28519486	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	Missing Insurance Documentation for xxxxxx		Reviewer Comment (2023-06-01): HOI provided	06/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	787953	xxxxxx	28520317	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception: NSF's exceed guideline tolerance, however comp factors are incorrect. LTV is not 10% or more below the maximum allowed under applicable guidelines	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive with verified compensation factors			05/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	787953	xxxxxx	28525068	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1008/1003. Per the CPA, the business is owned xxxxxx between borrower and co-borrower.		Reviewer Comment (2023-06-01): Updated 1003/1008 provided	06/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	787953	xxxxxx	28525112	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	787953	xxxxxx	28525113	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).	Initial 1003, dec page, reflects intent to occupy		Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	787953	xxxxxx	28525139	xxxxxx	xxxxxx	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2023-06-05): FTP provided	06/05/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	787953	xxxxxx	28525142	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Dwelling coverage is $467,500. Replacement cost estimator reflects $483,000.		Reviewer Comment (2023-06-01): Updated HOI provided with option ID dwelling increase.	06/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	B	B	N/A	N/A	No	Mortgagor Focused
xxxxxx	787598	xxxxxx	28508470	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787598	xxxxxx	28508480	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided				Reviewer Comment (2023-06-05): Fraud guard provided	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787598	xxxxxx	28508774	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	File does not contain evidence the preliminary appraisal dated xxxxxx was provided to consumer at least 3 business days prior to consummation.		Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788663	xxxxxx	28510344	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788663	xxxxxx	28527309	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	5% LTV deduction for short term rental income. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive with verified compensation factors			05/31/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787337	xxxxxx	28524244	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787337	xxxxxx	28524261	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.40831% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .40831%).			Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787337	xxxxxx	28524833	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The file contains a credit comparison report; however, the report is dated xxxxxx which is not within 10 days of the closing.		Reviewer Comment (2023-06-05): Updated UDM provided on Fraud Report	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788098	xxxxxx	28524751	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-30): Client elects to waive			05/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789225	xxxxxx	28519594	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789225	xxxxxx	28519626	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	The file is missing evidence the borrowers received the final appraisal report within 3 business days of consummation.		Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789225	xxxxxx	28520542	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 43.03192% exceeds Guideline total debt ratio of 43.00000%.	The lender used monthly taxes of $1,549.99 to qualify the loan; however, the title report and property profile report reflects the property taxes as xxxxxx or xxxxxx per month, which is causing the DTI to exceed the maximum DTI of 43%.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-01): Client elects to waive with verified compensation factors			06/01/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789225	xxxxxx	28520546	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The lender used monthly taxes of $1,549.99 to qualify the loan; however, the title report and property profile report reflects the property taxes as xxxxxx per month, which is causing the DTI to exceed the maximum DTI of 43%.		Reviewer Comment (2023-06-01): Loan has been designated as Non-QM so this exception is no longer valid	06/01/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789225	xxxxxx	28520547	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The lender used monthly taxes of $1,549.99 to qualify the loan; however, the title report and property profile report reflects the property taxes as xxxxxx per month, which is causing the DTI to exceed the maximum DTI of 43%.		Reviewer Comment (2023-06-01): Loan has been designated as Non-QM so this exception is no longer valid	06/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789225	xxxxxx	28520548	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs don't match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTIs calculated in accordance with the Lenders Guidelines of 43.03192% and based on 1026.43(c)(5) of 43.03% moderately exceed the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The lender used monthly taxes of $1,549.99 to qualify the loan; however, the title report and property profile report reflects the property taxes as xxxxxx or xxxxxx per month, which is causing the DTI to exceed the maximum DTI of 43%.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-01): Client elects to waive with verified compensation factors			06/01/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789225	xxxxxx	28529878	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-14,071.50 is less than amount of binding Lender Credit previously disclosed in the amount of $-19,200.00. (9300)	Cure nor valid COC provided		Reviewer Comment (2023-06-19): SitusAMC received additional information on pricing change for valid changed circumstance	06/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789225	xxxxxx	28529886	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx	The 1st high risk red flag was not addressed.		Reviewer Comment (2023-06-05): Updated fraud report provided	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789225	xxxxxx	28620086	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2023-06-19): Client elects to waive			06/19/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789918	xxxxxx	28522695	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789918	xxxxxx	28525202	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789918	xxxxxx	28525209	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789918	xxxxxx	28527063	xxxxxx	xxxxxx	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing.		Reviewer Comment (2023-06-12): Updated HOI provided Reviewer Comment (2023-06-02): The issue is not the name. Per the original condition, ISAOA is missing from the mortgagee clause.	06/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788527	xxxxxx	28525269	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788527	xxxxxx	28525336	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.36035% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .36035%).			Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788527	xxxxxx	28525339	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788527	xxxxxx	28525355	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788527	xxxxxx	28525356	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.64049% or Final Disclosure APR of 9.65700% is equal to or greater than the threshold of APOR 6.40% + 1.5%, or 7.90000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the origination appraisal was delivered to the borrower within 3 business days prior to consummation and provide evidence the updated appraisal was delivered to the borrower.		Reviewer Comment (2023-06-05): Delivery provided Reviewer Comment (2023-06-01): Evidence of the updated appraisal was provided. Need evidence the origination appraisal was delivered to the borrower within 3 business days of consummation.	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788527	xxxxxx	28525357	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the origination appraisal was delivered to the borrower within 3 business days prior to consummation and provide evidence the updated appraisal was delivered to the borrower.		Reviewer Comment (2023-06-01): Evidence of updated appraisal was provided	06/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788527	xxxxxx	28526648	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788527	xxxxxx	28526649	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the origination appraisal was delivered to the borrower within 3 business days prior to consummation and provide evidence the updated appraisal was delivered to the borrower.		Reviewer Comment (2023-06-05): Delivery provided Reviewer Comment (2023-06-01): Evidence of the updated appraisal was provided. Need evidence the origination appraisal was delivered to the borrower within 3 business days of consummation.	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787839	xxxxxx	28518309	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787839	xxxxxx	28519224	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.		The guidelines require the borrower to be self-employed for 2 years. Per the CPA letter the business was formed on xxxxxx which does not meet the 2 year requirement. Further, the CPA only verified the most recent return was prepared by the firm.		Reviewer Comment (2023-06-06): Updated CPA letter provided	06/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787839	xxxxxx	28519246	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Ineligible Borrower type.		LLC(Limited Liability Company) or Corporation are not allowed	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-27): Client elects to waive with verified compensation factors			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787839	xxxxxx	28519270	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The file is missing the Verification of Mortgage for the property located on xxxxxx		Reviewer Comment (2023-06-06): VOM provided	06/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787839	xxxxxx	28519377	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Statement	The final application reflects the property located on xxxxxx is being refinanced with a new payment of $13,799.95 to include the taxes and insurance; however, the file is missing the final Approval or other documentation to verify the new PITIA and that the taxes and insurance are included in the payment.		Reviewer Comment (2023-06-16): The Final CD for the refinance from the REO property was provided. Reviewer Comment (2023-06-12): The IEADS does not clear this condition. Provide the new PITIA payment via Final CD, First Payment Letter, or Note + Taxes + Insurance and any HOA if applicable. Reviewer Comment (2023-06-06): Cleared in error. No new documents were provided for this condition. The property was recently financed. The new documentation with new PITIA is required.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787839	xxxxxx	28530017	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City does not match Note	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-21): Client elects to waive with verified compensation factors			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	787839	xxxxxx	28530064	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2023-06-27): Guaranty agreement provided Reviewer Comment (2023-06-16): Guarantor Agreement was not provided	06/27/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788544	xxxxxx	28517509	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788544	xxxxxx	28517537	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788544	xxxxxx	28517538	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788544	xxxxxx	28517539	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.99131% or Final Disclosure APR of 8.03100% is equal to or greater than the threshold of APOR 6.42% + 1.5%, or 7.92000%. Non-Compliant Higher Priced Mortgage Loan.	The loan is HPML Non Compliant due to missing evidence the borrower received a copy of the appraisals at least 3 business days prior to the loan consummation. There is a delivery receipt in file, however it is prior to the completion of the appraisal.		Reviewer Comment (2023-06-21): Delivery provided Reviewer Comment (2023-06-13): Origination appraisal delivery received along with delivery of that appraisal in file at time of review. Pending receipt of delivery of the updated appraisal.	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788544	xxxxxx	28517540	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788544	xxxxxx	28517541	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	There is a delivery receipt in file, however it is prior to the completion of the appraisal.		Reviewer Comment (2023-06-21): Delivery provided Reviewer Comment (2023-06-13): Origination appraisal delivery received along with delivery of that appraisal in file at time of review. Pending receipt of delivery of the updated appraisal.	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788544	xxxxxx	28517552	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Not Provided Timely	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.	The borrower was provided a copy of the disclosure on xxxxxx ; however, the borrower did not acknowledge receipt of the disclosure until xxxxxx in closing.		Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788544	xxxxxx	28519702	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-01): Gap provided	06/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788544	xxxxxx	28598753	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788544	xxxxxx	28631399	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-06-21): Client elects to waive			06/21/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789394	xxxxxx	28519665	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789394	xxxxxx	28519717	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789394	xxxxxx	28530367	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,125.00 exceeds tolerance of $950.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2023-05-31): Sufficient Cure Provided At Closing		05/31/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787837	xxxxxx	28519400	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - 1-4 Family not provided				Reviewer Comment (2023-06-05): Rider provided	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787837	xxxxxx	28519420	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787837	xxxxxx	28519766	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided				Reviewer Comment (2023-06-05): Per client, they accept this document as the BP cert	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787837	xxxxxx	28519799	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-06-07): Tax cert provided Reviewer Comment (2023-06-05): The Tax Cert from the county needs to be provided with tax rate for the county.	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789331	xxxxxx	28518180	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789331	xxxxxx	28518181	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-06-09): FTP provided	06/09/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789331	xxxxxx	28518187	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-09): FTP provided	06/09/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789331	xxxxxx	28520703	xxxxxx	xxxxxx	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The gift letter for $50,000 is not dated.		Reviewer Comment (2023-06-05): Updated gift letter provided Reviewer Comment (2023-06-02): The same gift letter was provided that was in file at time of review. The Gift letter is not dated by the donor signature. Please note, the lender cannot update this on behalf of the borrower/donor.	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789104	xxxxxx	28517488	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789104	xxxxxx	28517495	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-06-02): FTP provided	06/02/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789104	xxxxxx	28517497	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-02): FTP provided	06/02/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789104	xxxxxx	28518588	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The hazard insurance policy is missing Street.		Reviewer Comment (2023-06-06): LOE from agency reflecting they updated the policy Reviewer Comment (2023-06-05): The HOI provided has xxxxxx added but the font type is different than the rest of the document. Investor to advise if they are accepting the document as-is.	06/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789104	xxxxxx	28518589	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate is missing Street.		Reviewer Comment (2023-06-02): Updated flood cert provided	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789104	xxxxxx	28544251	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The FTP provided reflects delinquent taxes with penalties of xxxxxx and supplemental taxes open and due by xxxxxx with penalties of xxxxxx.		Reviewer Comment (2023-06-07): Email from title provided Reviewer Comment (2023-06-06): The policy provided is time stamped prior to the policy that reflects delq. taxes not being paid. Reviewer Comment (2023-06-05): This is on the Final Title policy, therefore is no taxes are due and none are deliquent, the FTP will need to be updated.	06/07/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787456	xxxxxx	28523809	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787456	xxxxxx	28523810	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-06-06): FTP provided	06/06/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787456	xxxxxx	28525455	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.12192% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.12192%).			Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787456	xxxxxx	28527249	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,823.00 exceeds tolerance of $2,115.00 plus 10% or $2,326.50. Insufficient or no cure was provided to the borrower. xxxxxx	Cure nor valid COC provided	Reviewer Comment (2023-07-07): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2023-06-29): As previously stated, clerical errors made by the lender does not warrant charges being passed on the borrower. A cure is required.

Reviewer Comment (2023-06-25): SitusAMC received same LE and COC dated xxxxxx . but it does not give sufficient information on why the Title fee were added and increased. Cure is required to borrower with consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Reviewer Comment (2023-06-19): SitusAMC: The LE, CD's and COC's that was provided in the trailing images was also provided in the original loan package. However, The knowledge the property is Owner- Occupied would have been known at application due to the Initial 1003 indicating the property is Primary refinance and triggering the need to disclose all applicable fees. As it was not new knowledge the property was Owner - Occupied on xxxxxx the increases are not covered by the COC. Also, there is no evidence for the 2nd lien was subordinated in Final 1003 and 1008. If there was an additional reason the fees increased we will need the additional information otherwise a corrected CD, LOE, refund check, and proof of mailing is needed to cure.

Reviewer Comment (2023-06-15): SitusAMC received  LE & Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee title fees added a.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-06-13): SitusAMC received LE and COC pages are blank. Please provide legible copy of LE and COC.

Reviewer Comment (2023-06-06): SItusAMC received updated COC dated xxxxxx . However, the Title fees were added and increased on xxxxxx LE, for which we do not have a valid COC. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase/added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-06-04): SitusAMC: The CD's that was provided in the trailing images was also provided in the original loan package. Also, provided corresponding COC does not give sufficient information on why the Title - Lender's Title insurance fee and Title - Subordination fee added and Title - Abstract Search fee, title - Survey fee and Title - Notices of Settlement fee was increased. In order to determine if the changed circumstance is valid more information is necessary on reason fee increase & added and when lender became aware of the change. A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																07/07/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787456	xxxxxx	28531294	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		UDM/Gap Credit report in file, however it is dated > 10 days prior to closing. Provide the UDM/Gap Credit Report dated 10 days prior to closing or anytime after.		Reviewer Comment (2023-06-02): Updated gap provided	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787456	xxxxxx	28531355	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Lien(s) negatively impacting title		Provide the clear title policy. Policy reflects Notice of Lien on Item 10 and multiple judgments found on item 9. The investor exception in file only reflects 1 judgment allowed to remain open.		Reviewer Comment (2023-06-06): Clear FTP provided Reviewer Comment (2023-06-02): The CD is not the Final CD and the supplement only states it is to be paid if subordination not signed. The Final CD does not reflect this judgment as paid. Plus this does not address the other item found on title. Provide the clear title policy with all liens cleared or title policy with lien subordinated and executed subordination agreement.	06/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787456	xxxxxx	28531440	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The finance charges are under-disclosed by $45. It appears the lender did not include the Title-Notice of Settlement Fee in the Finance charges.	Reviewer Comment (2023-07-07): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission

Reviewer Comment (2023-06-29): A COC does not clear/cure under-disclosure violations. Please see comments from 6/14: SitusAMC received PCCD, LOE, copy of refund check and proof of delivery.  Still missing is RTC and proof of delivery for RTC.

Reviewer Comment (2023-06-29): As previously stated, clerical errors made by the lender does not warrant charges being passed on the borrower. A cure is required.

Reviewer Comment (2023-06-26): SitusAMC received rebuttal regarding rate decreases and prepayments.  However, this does not affect the Finance charge cure requirements.  As this is a material disclosure violation, the reopening of rescission is required once the borrower receives the corrected disclosure.  RTC in file is executed prior to the Corrected CD on xxxxxx. The rescission period on a loan starts when the latest of three things occurs, (1) the execution of the notice of right to cancel; (2) the consummation of the loan; and (3) the receipt by the consumer of the accurate material disclosures. There are several items deemed to be material disclosures as referenced under 1026.23(a)(3): 1. APR 2. Finance Charge 3. Amount Financed 4. Total of Payments 5. Payment schedule.  Provide proof rescission has been reopend for all consumers in order to finalize this cure.

Reviewer Comment (2023-06-19): Provided RTC is dated at closing.  RTC must be reopened to cure material exception, and proof of receipt of RTC by borrower of reopened RTC must be provided.  Please provide new RTC and proof of delivery of RTC to test for cure.

Reviewer Comment (2023-06-14): SitusAMC received PCCD, LOE, copy of refund check and proof of delivery.  Still missing is RTC and proof of delivery for RTC.

Reviewer Comment (2023-06-05): Provided documents indicate finance charge is under disclosed in the amount of $45.
																07/07/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787456	xxxxxx	28531461	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to allow the partial payoff of a judgment that is on title and the rest to remain.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-31): Client elects to waive with verified compensation factors. Final title policy confirmed subject as first lien position with no other liens.			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787456	xxxxxx	28531487	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-02): Clearance report provided	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789056	xxxxxx	28509809	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789056	xxxxxx	28509813	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.	The borrower does not meet the reserve requirement of 12 months for an escrow waiver of taxes and insurance.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-15): The client elects to waive.

Reviewer Comment (2023-06-13): The same documents were provided that were previously provided. Please review the comments on 6/12: The PC-CD does not clear this condition as well as the PC-CD verifies the borrower required more cash to close than the Final CD. See page 3 for deposits made by the borrower + POCB fees - cash back at closing. Borrower does not meet the reserve requirement for waiver of any taxes or insurance.

Reviewer Comment (2023-06-12): The PC-CD does not clear this condition as well as the PC-CD verifies the borrower required more cash to close than the Final CD. See page 3 for deposits made by the borrower + POCB fees - cash back at closing. Borrower does not meet the reserve requirement for waiver of any taxes or insurance.

Reviewer Comment (2023-06-05): The assets provided are not acceptable as they are dated post-closing.
																	06/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789056	xxxxxx	28509817	xxxxxx	xxxxxx	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Preliminary in file.			Reviewer Comment (2023-06-01): Supplement provided	06/01/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789056	xxxxxx	28509842	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx . PDI received dated xxxxxx : No Damage	Reviewer Comment (2023-06-07): PDI received dated xxxxxx : No Damage			06/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789056	xxxxxx	28516954	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per Appraisal subject has ADU with rental income. Appraisal did not use any Accessory Unit comparable properties. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects to waive with verified compensation factors			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789056	xxxxxx	28534391	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Flood Insurance was not escrowed.		Regardless of escrow waiver, the guidelines require the flood insurance to be escrowed.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-15): The client elects to waive. Reviewer Comment (2023-06-13): The same documents were provided that were previously provided. Please review comments from 6/12: The PC-CD does not clear this condition. You will need to provide the Final signed/stamped certified settlement statement to verify flood insurance was escrowed at time of closing. Reviewer Comment (2023-06-12): The PC-CD does not clear this condition. You will need to provide the Final signed/stamped certified settlement statement to verify flood insurance was escrowed at time of closing.			06/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788186	xxxxxx	28523775	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Aged document: Credit Report is more than 90 days prior to the note date.	Credit Report: Original // Borrower: xxxxxx	Investor exception in file	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-05-31): Client elects to waive with verified compensation factors			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788186	xxxxxx	28523779	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788186	xxxxxx	28523780	xxxxxx	xxxxxx	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-06-07): FTP provided	06/07/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788186	xxxxxx	28523781	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-06-07): FTP provided	06/07/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788186	xxxxxx	28523815	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $770.00 exceeds tolerance of $595.00. Insufficient or no cure was provided to the borrower. (7506)	The COC reflects the fee increased due to complexity of appraisal in a unique location, however more information will need to be provided regarding complexity to determine if COC is valid.		Reviewer Comment (2023-06-23): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check. Reviewer Comment (2023-06-19): SitusAMC received PCCD, LOE, copy of refund check . UPS tracking indicates Hold at xxxxxx Access Point Requested, package has not been shipped yet. Proof of mailing required to cure.		06/23/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788186	xxxxxx	28523816	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $100.00 exceeds tolerance of $25.00. Insufficient or no cure was provided to the borrower. (7726)	Cure nor valid COC provided		Reviewer Comment (2023-06-23): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check. Reviewer Comment (2023-06-19): SitusAMC received PCCD, LOE, copy of refund check . xxxxxx tracking indicates Hold at xxxxxx Access Point Requested, package has not been shipped yet. Proof of mailing required to cure.		06/23/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788186	xxxxxx	28533872	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-09): Cleared and updated Fraud Report provided	06/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788186	xxxxxx	28533875	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 43.18335% exceeds Guideline total debt ratio of 43.00000%.	Max DTI is 43% due to asset utilization		Reviewer Comment (2023-06-05): Invoice provided for $8,000 large deposit. Added back to income. DTI no longer an issue.	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788186	xxxxxx	28533876	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Max DTI is 43% due to asset utilization		Reviewer Comment (2023-06-05): Invoice provided for $8,000 large deposit. Added back to income. DTI no longer an issue.	06/05/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788186	xxxxxx	28533877	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Max DTI is 43% due to asset utilization		Reviewer Comment (2023-06-05): Invoice provided for $8,000 large deposit. Added back to income. DTI no longer an issue.	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788186	xxxxxx	28533878	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.18335% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Max DTI is 43% due to asset utilization		Reviewer Comment (2023-06-05): Invoice provided for $8,000 large deposit. Added back to income. DTI no longer an issue.	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788429	xxxxxx	28524931	xxxxxx	xxxxxx	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx , Disbursement date: xxxxxx	Wet State: HOI effective date is after closing		Reviewer Comment (2023-06-05): Pre-close policy provided	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788429	xxxxxx	28524935	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788429	xxxxxx	28524976	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-06-05): CDA received	06/05/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788429	xxxxxx	28525135	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.12267% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .12267%).			Reviewer Comment (2023-05-31): Client elects to waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788429	xxxxxx	28528911	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.			Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788429	xxxxxx	28528912	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure APR Inaccurate – Regular Transaction Timing Without Waiver	TILA-RESPA Integrated Disclosure - Loan Calculations - APR disclosed on final CD xxxxxx is inaccurate (off by more than 0.125%) compared to actual APR at consummation. Closing Disclosure not provided to Borrower at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing the Final CD. Condition will be re-reviewed upon receipt.		Reviewer Comment (2023-06-06): SitusAMC received xxxxxx Final CD	06/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TRID timing exception, no remediation available.	D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788429	xxxxxx	28528913	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment Over Disclosed	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2167730)	Variance is due to missing evidence of Final Closing Disclosure as received Closing Disclosure with issue date xxxxxx and Closing Date is xxxxxx .		Reviewer Comment (2023-06-06): SitusAMC received xxxxxx Final CD	06/06/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, and Corrected CD	D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788429	xxxxxx	28528914	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Principal and Interest	TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on xxxxxx disclosed a Principal and Interest Payment that does not match the actual payment for the loan. (Final xxxxxx)	The file is missing the Final CD. Condition will be re-reviewed upon receipt.		Reviewer Comment (2023-06-06): SitusAMC received xxxxxx Final CD	06/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788429	xxxxxx	28528915	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Payment Min Payment Fixed Rate Initial Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on xxxxxx disclosed a periodic principal and interest payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2167730)	The file is missing the Final CD. Condition will be re-reviewed upon receipt.		Reviewer Comment (2023-06-06): SitusAMC received xxxxxx Final CD	06/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788429	xxxxxx	28528916	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final xxxxxx)	The file is missing the Final CD. Condition will be re-reviewed upon receipt.		Reviewer Comment (2023-06-06): SitusAMC received xxxxxx Final CD	06/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788429	xxxxxx	28528919	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $17,513.00 exceeds tolerance of $14,146.00. Insufficient or no cure was provided to the borrower. (8304)	The file is missing the Final CD. Condition will be re-reviewed upon receipt.		Reviewer Comment (2023-06-06): SitusAMC received Final CD in which transfer tax fee reduced therefore no cure required.	06/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788429	xxxxxx	28534019	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	COC provided is not valid. Just reflects fee added.		Reviewer Comment (2023-06-08): SitusAMC received detailed Letter of Explanation, Proof of Delivery and Copy of Refund Check for the Appraisal -Re-inspection fee added on CD. Reviewer Comment (2023-06-06): SitusAMC received COC however the COC doesn't specify the reason as to why the fee added or provide cure docs. Cure documents consist of Post CD, LOX, Copy of refund check and proof of mailing.		06/08/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788429	xxxxxx	28571455	xxxxxx	xxxxxx	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		Pre-closing policy provided does not reflect ISAOA. Post-Close policy cannot be accepted in lieu of.		Reviewer Comment (2023-06-09): Updated HOI provided	06/09/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788979	xxxxxx	28523904	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-05-31): Client elects waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788979	xxxxxx	28530796	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-05-31): Client elects waive			05/31/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787865	xxxxxx	28519206	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787865	xxxxxx	28539741	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Please provide the deed transferring ownership soley to the borrowing entity. Deed in file is not executed.		Reviewer Comment (2023-06-05): Deed provided	06/05/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787865	xxxxxx	28539759	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided		Bylaws are not executed.		Reviewer Comment (2023-06-22): Executed document provided	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788652	xxxxxx	28519351	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788652	xxxxxx	28519374	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	The subject loan amount of xxxxxx is less than the minimum guideline requirement of $150,000.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-15): The client elects to waive. Reviewer Comment (2023-06-05): Lender would like to waive			06/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788652	xxxxxx	28519841	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument Error: Security Instrument Maturity Date was not provided		All pages of the DOT are cut off at the top.		Reviewer Comment (2023-06-05): All pages of the uncut DOT provided. Maturity now visible.	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788652	xxxxxx	28519874	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing a structural inspection of the complex as the property is located in xxxxxx and the age of the building is >30 years as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-05): Lender would like to waive			06/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788652	xxxxxx	28539883	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit number is missing		Reviewer Comment (2023-06-12): Updated flood cert provided	06/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789486	xxxxxx	28524881	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00.	Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789486	xxxxxx	28525181	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.75930% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .75930%).			Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789486	xxxxxx	28525182	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.			Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789486	xxxxxx	28525183	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 9.57694% or Final Disclosure APR of 9.61500% is equal to or greater than the threshold of APOR 6.40% + 1.5%, or 7.90000%. Non-Compliant Higher Priced Loan.			Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789486	xxxxxx	28525194	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	The file is missing a copy of the initial Closing Disclosure.		Reviewer Comment (2023-06-07): SitusAMC received xxxxxx CD 3 business days prior to consummation. Reviewer Comment (2023-06-04): SitusAMC received tracking however we also required Initial CD three days prior to closing in order to clear the exception.	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789486	xxxxxx	28525224	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-06-05): E-Consent provided	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789486	xxxxxx	28527402	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	The Loan Estimate dated xxxxxx is not signed by the borrower and no other documentation is in file to confirm when Loan Estimate was received; therefore, the estimated date of receipt is xxxxxx which is not at least 4 business days prior to closing.		Reviewer Comment (2023-06-07): SitusAMC received proof of receipt.	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789486	xxxxxx	28527411	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	xxxxxx CU 1.0. xxxxxx CU not eligible for rep and warrant. Due to this discrepancy, a secondary valuation is required.		Reviewer Comment (2023-06-14): CDA provided Reviewer Comment (2023-06-08): The CU was provided that was in file at time of review. Please review the original condition. xxxxxx CU 1.0. xxxxxx CU not eligible for rep and warrant. Due to this discrepancy, a secondary valuation is required.	06/14/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789486	xxxxxx	28604838	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786363	xxxxxx	28529978	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-06-07): Econsent provided	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786363	xxxxxx	28530178	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-01): Client elects to waive with verified compensation factors			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786363	xxxxxx	28530415	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.32537% or Final Disclosure APR of 9.29800% is equal to or greater than the threshold of APOR 6.73% + 2.5%, or 9.23000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the appraisal was delivered to the borrower within 3 business days prior to consummation		Reviewer Comment (2023-06-13): Earlier delivery provided Reviewer Comment (2023-06-07): Appraisal delivery provided. Appraisal was delivered to the borrower on xxxxxx Mailbox rule applied. Presumed received date is xxxxxx Loan closed xxxxxx Appraisal was not delivered to the borrower within 3 business days prior to closing.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786363	xxxxxx	28530612	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	File is missing evidence of appraisal delivery to applicant.		Reviewer Comment (2023-06-01): Client elects to waive with verified compensation factors			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786363	xxxxxx	28530613	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Additional xxxxxx)	File is missing evidence of appraisal delivery to applicant.		Reviewer Comment (2023-06-01): Client elects to waive with verified compensation factors			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786363	xxxxxx	28530614	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the appraisal was delivered to the borrower within 3 business days prior to consummation		Reviewer Comment (2023-06-13): Earlier delivery provided Reviewer Comment (2023-06-07): Appraisal delivery provided. Appraisal was delivered to the borrower on xxxxxx Mailbox rule applied. Presumed received date is xxxxxx Loan closed xxxxxx Appraisal was not delivered to the borrower within 3 business days prior to closing.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786363	xxxxxx	28530615	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Disclosure	Notice of Special Flood Hazard Disclosure Missing	FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a xxxxxx.	Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a xxxxxx.		Reviewer Comment (2023-06-01): Client elects to waive with verified compensation factors			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786363	xxxxxx	28530616	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Amount Financed	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of xxxxxx is under disclosed by xxxxxx compared to the calculated Amount Financed of xxxxxx and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The Amount Financed is under-disclosed by $29,367.26. The lowest index within the lookback period is 4.67186%. The lender utilized an index of 4.558%.	Reviewer Comment (2023-07-13): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission

Reviewer Comment (2023-06-29): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund of $29,367.26, proof of mailing and copy of unexecuted RTC. The documentation supplied to show reopening of rescission is not valid to reopen.  Must provide a RTC to borrower with a cancel by date at least 3 days later than the date borrower receives.  With RTC cancel by date of xxxxxx and proof of delivery date of 6-22-23, borrower was not disclosed properly and given the 3 business day waiting period prior to the cancel by date.  Provide proof of reopening of rescission to all consumers.

Reviewer Comment (2023-06-16): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final xxxxxx

Reviewer Comment (2023-06-08): SitusAMC received a xxxxxx CD executed on xxxxxx with Amount Financed figure of xxxxxx.  Original file documents also reflect a xxxxxx CD executed on xxxxxx with Amount Finance figure of xxxxxx (Doc ID 0066).  Unable to determine which was the "Final" CD.  Provide a lender attestation stating the correct Final CD executed by borrower and specify the Amount Financed on that Final CD.  If CD provided in trailing docs (Doc ID 0560) on xxxxxx was the Final CD, it can then be added and retested.  Please provide lender certification in order to add CD in correct sequence for testing.
																07/13/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786363	xxxxxx	28530618	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $2,699,893.93 is under disclosed by $29,367.26 compared to the calculated Finance Charge of $2,729,261.19 which exceeds the $35.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx)	The Finance Charges are under-disclosed by $29,485.26. The lowest index within the lookback period is 4.67186%. The lender utilized an index of 4.558%.	Reviewer Comment (2023-07-13): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission

Reviewer Comment (2023-06-29): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund of $29,367.26, proof of mailing and copy of unexecuted RTC. The documentation supplied to show reopening of rescission is not valid to reopen.  Must provide a RTC to borrower with a cancel by date at least 3 days later than the date borrower receives.  With RTC cancel by date of xxxxxx and proof of delivery date of 6-22-23, borrower was not disclosed properly and given the 3 business day waiting period prior to the cancel by date.  Provide proof of reopening of rescission to all consumers.

Reviewer Comment (2023-06-16): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated xxxxxx ). (Final xxxxxx
																07/13/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786363	xxxxxx	28530620	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Total Of Payments	TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ). The disclosed Total of Payments in the amount of xxxxxx is under disclosed by xxxxxx compared to the calculated total of payments of xxxxxx which exceeds the $35.00 threshold. (Final xxxxxx)	The TOP is under-disclosed by $29,835.26. The lowest index within the lookback period is 4.67186%. The lender utilized an index of 4.558%.	Reviewer Comment (2023-07-13): SitusAMC received Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission

Reviewer Comment (2023-06-29): SitusAMC received Corrected CD, LOE to borrower, copy of cure refund of $29,367.26, proof of mailing and copy of unexecuted RTC.  However, the TOP underdisclosure was more than the finance charge underdisclosure and was underdisclosed by $29,392.26 and is short $25 cure refund.  Additionally, the documentation supplied to show reopening of rescission is not valid to reopen.  Must provide a RTC to borrower with a cancel by date at least 3 days later than the date borrower receives.  With RTC cancel by date of xxxxxx and proof of delivery date of 6-22-23, borrower was not disclosed properly and given the 3 business day waiting period prior to the cancel by date.  Provide copy of the additional cure refund to borrower of $25 and proof of reopening of rescission to all consumers.

Reviewer Comment (2023-06-16): EXCEPTION HISTORY - Exception Detail was updated on xxxxxx PRIOR Exception Detail: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on xxxxxx disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated xxxxxx ).  The disclosed Total of Payments in the amount of $4,061,150.18 is under disclosed by $29,835.26 compared to the calculated total of payments of $4,090,985.44 which exceeds the $35.00 threshold. (Final xxxxxx

Reviewer Comment (2023-06-12): SitusAMC received Corrected CD and LOE to borrower.  However, the TOP is underdisclosed by $29,392.26.  Unable to determine lender's calculations.  Calculation of TOP utilized payment stream calcs of $10,814.41 x 84 payments + $11,456.94 x 275 payments + $11,452.33 x 1 payments + Section D total $17,377.25 + prepaid interest $2643.92 = $4,090,542.44.  To cure, Corrected CD, LOE to borrower copy of cure refund for total underdisclosure of $29,392.26, proof of mailing and the reopening of rescission.
																07/13/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	B	B	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786363	xxxxxx	28530804	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2023-06-01): Client elects to waive with verified compensation factors			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786363	xxxxxx	28533546	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing Test	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The ARM disclosure in file is dated the day of closing.		Reviewer Comment (2023-06-13): Earlier ARM disclosure provided Reviewer Comment (2023-06-07): The only ARM disclosure in file is the day of closing. Provide the ARM disclosure provided to the borrower within 3 days of application.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786363	xxxxxx	28537812	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 4.2023 mortgage payment for xxxxxx on credit.		Reviewer Comment (2023-06-07): Supplement provided	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786363	xxxxxx	28537926	xxxxxx	xxxxxx	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to be securitized. Highest level secondary valuation supports the value. There is a lower level tertiary product that does not support the qualifying value.; Sec ID: 22	Note date: xxxxxx ; Lien Position: 1		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	A	A	A	A	A	A	A	A	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	B	B	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789213	xxxxxx	28526880	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.42927% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.42927%).			Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789213	xxxxxx	28526890	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789213	xxxxxx	28527021	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789213	xxxxxx	28538231	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City does not match the Note.		Reviewer Comment (2023-06-02): Updated HOI provided	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789213	xxxxxx	28538232	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA: City does not match the Note		Reviewer Comment (2023-06-14): Updated CDA provided	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789213	xxxxxx	28538309	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789213	xxxxxx	28538310	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789213	xxxxxx	28538311	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.67754% or Final Disclosure APR of 9.71700% is equal to or greater than the threshold of APOR 6.40% + 1.5%, or 7.90000%. Non-Compliant Higher Priced Mortgage Loan.	Provide evidence the origination appraisal was delivered to the borrower within 3 business days prior to closing and evidence the updated appraisal was delivered to the borrower.		Reviewer Comment (2023-06-14): Delivery provided Reviewer Comment (2023-06-09): A lender's LOE does not clear this condition. Please see previous comments. We received delivery of the origination appraisal. We need evidence of delivery of the updated appraisal dated xxxxxx . Regulations require updated appraisal reports to be delivered to the borrower. The borrower does not have the option to waive their rights. Reviewer Comment (2023-06-02): Received evidence of delivery of the origination appraisal. Need evidence of delivery of the updated appraisal to the borrower	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789213	xxxxxx	28538312	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the origination appraisal was delivered to the borrower within 3 business days prior to closing and evidence the updated appraisal was delivered to the borrower.	Reviewer Comment (2023-06-14): Delivery provided

Reviewer Comment (2023-06-09): A lender's LOE does not clear this condition. Please see previous comments. We received delivery of the origination appraisal. We need evidence of delivery of the updated appraisal dated xxxxxx . Regulations require updated appraisal reports to be delivered to the borrower. The borrower does not have the option to waive their rights.

Reviewer Comment (2023-06-09): A lender's LOE does not clear this condition. We will need evidence of delivery to the borrower for the origination appraisal via delivery confirmation or an LOE from the borrower is acceptable specifying exactly when he received the appraisal.

Reviewer Comment (2023-06-02): Received evidence of delivery of the origination appraisal. Need evidence of delivery of the updated appraisal to the borrower
															06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789213	xxxxxx	28538313	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Provide evidence the origination appraisal was delivered to the borrower within 3 business days prior to closing and evidence the updated appraisal was delivered to the borrower.		Reviewer Comment (2023-06-02): Evidence the origination appraisal was sent to the borrower received.	06/02/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789213	xxxxxx	28538327	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title - City does not match the Note		Reviewer Comment (2023-06-05): Updated title provided Reviewer Comment (2023-06-02): No new trailing documents received. Please try uploading again.	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789213	xxxxxx	28602645	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788395	xxxxxx	28529406	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788395	xxxxxx	28529551	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.	File does not contain evidence the "Right to receive copy" appraisal disclosure was provided to consumer at least 3 business days prior to application.		Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788395	xxxxxx	28529605	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 54.20012% exceeds Guideline total debt ratio of 50.00000%.	The DTI exceeds the guideline requirements	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-05): No new documents were sent in for this condition.			06/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788395	xxxxxx	28538475	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		Business tax returns were included in file on a bank statement loan.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-07): Client elects to waive with verified compensation factors			06/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788395	xxxxxx	28538656	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788395	xxxxxx	28538669	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-05): Gap Report provided	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788395	xxxxxx	28538673	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2023-06-05): GA provided	06/05/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789462	xxxxxx	28529657	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement		Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-14): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-09): The e-consent is required. There is an appraisal delivery in file where the appraisal was emailed to the borrower. Reviewer Comment (2023-06-05): The borrower provided xxxxxx for use, therefore E-Consent is required.			06/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789462	xxxxxx	28529673	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789462	xxxxxx	28529856	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 9.71516% or Final Disclosure APR of 9.76000% is in excess of allowable threshold of Prime Mortgage Market Rate 6.39000 + 1.75%, or 8.14000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789462	xxxxxx	28529935	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	Final Closing Disclosure listed monthly escrowed property taxes of xxxxxx annually. The Initial Escrow Account Statement disclosed semi-annual property taxes xxxxxx causing a discrepancy in compliance testing.		Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789462	xxxxxx	28529936	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	New York Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789462	xxxxxx	28529940	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on xxxxxx , prior to three (3) business days from transaction date of xxxxxx .	Borrower signed Notice of Right to Cancel on xxxxxx , with the 3 day rescission period ending on xxxxxx . The final Closing Disclosure in file listed a disbursement date of xxxxxx , which was in violation of the required rescission period.		Reviewer Comment (2023-06-05): Final CD with correct disbursement date provided	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789462	xxxxxx	28535199	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		File is missing a copy of the gap report or Undisclosed Debt Monitoring report dated within 10 days of closing or anytime after closing		Reviewer Comment (2023-06-05): UDM provided	06/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788471	xxxxxx	28524609	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-01): Client elects to waive			06/01/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788471	xxxxxx	28539938	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 4.2023 mortgage payment for the borrower's primary residence.		Reviewer Comment (2023-06-07): Supplement provided Reviewer Comment (2023-06-05): The bank statement provided does not reflect the primary mortgage payment from 4/2023 as paid. The lender is xxxxxx.	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790018	xxxxxx	28530844	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790018	xxxxxx	28530845	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-06-30): FTP provided	06/30/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790018	xxxxxx	28544823	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 4.2023 mortgage payment for the lien on credit.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-06): The guidelines require 0x30x12. The guidelines reference mortgages on credit. The 4.2023 payment is required.			06/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790018	xxxxxx	28544834	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		HOI does not reflect the Entity as insured.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-06): Client elects to waive with verified compensation factors			06/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790018	xxxxxx	28545181	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. Lien on title appears to be a blanket mortgage.		Reviewer Comment (2023-06-30): FTP provided	06/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790060	xxxxxx	28529381	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-08-03): bf Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790060	xxxxxx	28529445	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		100% of the insurable value of the improvements, as established by the property insurer; or • the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements.		Reviewer Comment (2023-06-21): Agent LOE with insurable value provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790060	xxxxxx	28544676	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The application only reflects 1 non-credit qualifying Guarantor but does not reflect a name. All credit documents were not provided for xxxxxx (i.e. credit report, background report, OFAC, ID, application, business purpose cert, occupancy cert, etc).	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-21): Fraud and OFAC provided. Pending receipt of credit report, ID, application, BP cert and NOO cert. Reviewer Comment (2023-06-12): Please review the original condition. Documents are not being requested for xxxxxx. The application only reflects 1 non-credit qualifying Guarantor which was xxxxxx. All credit documents were not provided for xxxxxx (i.e. credit report, background report, OFAC, ID, application, business purpose cert, occupancy cert, etc). Comment			06/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790060	xxxxxx	28544728	xxxxxx	xxxxxx	Credit	Insurance	Insurance Documentation	Insurance	Rent loss insurance is required on all properties and there is no evidence of this insurance in the file.		The amount of coverage must be at least the lesser of six months rent or 10% of the loan amount. The amount used in the 6-month calculation will be determined by the insurer. The HOI does not reflect any rent loss coverage.		Reviewer Comment (2023-06-16): Evidence of rent loss coverage was provided. Reviewer Comment (2023-06-12): The agent LOE reflects this is from an xxxxxx Agent. The policy in file is not from xxxxxx.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790060	xxxxxx	28544736	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI reflects xxxxxx. All other documents do not.	Borrower has owned the subject property for at least 5 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-21): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-12): All documents must match and the HOI will need to be updated.			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787416	xxxxxx	28529339	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-02): Client elects to waive with verified compensation factors			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787416	xxxxxx	28544452	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided		Per the appraisal, property is in a PUD, however a PUD rider is not attached to the DOT. Provide the corrected DOT to include PUD rider, executed PUD rider, LOE to borrower, evidence of delivery to the borrower, and lender's letter of intent to re-record.		Reviewer Comment (2023-07-01): Corrective documents provided	07/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787416	xxxxxx	28544461	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	HOA Error: HOA dues not provided.		The appraiser marks the property as a PUD but did not provide HOA dues. The 1008 reflects HOA dues of $42.42/month. Provide the updated appraisal.		Reviewer Comment (2023-06-22): Appraiser made note on page 3 of 6 state these are not HOA dues but mandatory maint. fees. Added to the DSCR. Reviewer Comment (2023-06-06): The appraiser will need to verify that there are no HOA dues considering HOA dues were initially added.	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787416	xxxxxx	28544508	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Experience level does not meet the guideline requirements for an experienced investor.		Seasoning is determined from time of acquisition to application date. Borrower has owned the property for < 12 months and has owned no other investment property for 12 months. C/O is not allowed on First Time Investors. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-05): Client elects to waive with verified compensation factors			06/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787416	xxxxxx	28544514	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Seasoning is determined from time of acquisition to application date. For property owned > 6 months but < 12 months, the LTV is restricted to the purchase price + documented improvements. The lender utilized the appraised value.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-29): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-06): The exception is for First Time Investor on a C/O transaction. This is to allow the use of the appraised value vs. purchase price due to owned < 12 months.			06/29/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789011	xxxxxx	28534696	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	B	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789011	xxxxxx	28534715	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.20259% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .20259%).			Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	B	B	B	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789011	xxxxxx	28538647	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98		xxxxxx CU score 1.8. xxxxxx not eligible for rep and warrant. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2023-06-13): Lender provided CDA Reviewer Comment (2023-06-09): CDA will be ordered	06/13/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	B	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789239	xxxxxx	28537666	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx, Address: xxxxxx, Address: xxxxxx HOA Verification Insurance Verification Insurance Verification Insurance Verification	The file is missing the verification of the HOA dues for the primary residence located on xxxxxx The final 1003 reflects dues of $600 per month; however, the fraud report reflects $875 annually. Documentation to verify the actual HOA dues is required. Further, evidence of insurance is missing xxxxxx.		Reviewer Comment (2023-06-07): HOA dues provided for primary. HOI not required for additional properties are they are vacant land per property profile reports.	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789239	xxxxxx	28537717	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-02): Client elect to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789239	xxxxxx	28537774	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-1 requirement. EV2 informational finding to indicate which document was used to source fees for any applicable testing.			Reviewer Comment (2023-06-02): NA. BP loan			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789239	xxxxxx	28537826	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	The guidelines allow an LTV of 75% for Investment Property. The loan closed with an LTV of 80%. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-02): Client elects to waive with verified compensation factors			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788952	xxxxxx	28530265	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-05): Client elects to waive			06/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788952	xxxxxx	28551187	xxxxxx	xxxxxx	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided		The credit reference letters do not meet the guideline requirements as it does not specify the monthly amount nor account balance in USD.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-06): The guidelines do not state 2 of the bullet points must be satisfed. They are stating the alternative tradelines must consist of two of the following; either credit reference letters or credit card statements.			06/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788176	xxxxxx	28536891	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly mortgage payment has decreased by at least 20%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788176	xxxxxx	28536963	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $425.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	The SurveyFee increased from $0.00 on the initial Loan Estimate to $425.00 on the initial Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2023-06-09): SitusAMC received attestation.

Reviewer Comment (2023-06-08): SitusAMC require attestation to confirm lender did not required the survey. The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected

Reviewer Comment (2023-06-07): SitusAMC is unable to determine from the file whether the lender or title company requried the survey.  If the lender required the survey fee then a cure is due to the borrower.  If the borrower-chosen service provider further outsourced the Survey Fee, an attestation  from the seller is needed.  The attestation/letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.
															06/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788176	xxxxxx	28538956	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The file contains a gap report dated xxxxxx , which is not within 10 days of closing.		Reviewer Comment (2023-06-07): Updated gap report provided	06/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789795	xxxxxx	28541261	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789795	xxxxxx	28541263	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-06-12): FTP provided	06/12/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789795	xxxxxx	28541301	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-12): FTP provided	06/12/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789795	xxxxxx	28541746	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)	The file does contain an appraisal notice; however, it is dated prior to the appraisal report date.		Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789795	xxxxxx	28541747	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.21752% or Final Disclosure APR of 9.22800% is equal to or greater than the threshold of APOR 6.32% + 1.5%, or 7.82000%. Non-Compliant Higher Priced Mortgage Loan.	The loan is HPML Non Compliant due to missing evidence the borrower received a copy of the appraisals at least 3 business days prior to the loan consummation. The file does contain an appraisal notice; however, it is dated prior to the appraisal report date.		Reviewer Comment (2023-06-13): Delivery provided Reviewer Comment (2023-06-12): Origination appraisal report and evidence of delivery or origination appraisal report provided. Pending receipt of delivery of the updated appraisal report. Regardless of changes, all updated appraisal reports must be delivered to the borrower per regulations. Reviewer Comment (2023-06-07): The same disclosure was provided that was in file at time of review. Please review the original condition. The file does contain an appraisal notice; however, it is dated prior to the appraisal report date.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789795	xxxxxx	28541751	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	The file does contain an appraisal notice; however, it is dated prior to the appraisal report date.		Reviewer Comment (2023-06-13): Delivery provided Reviewer Comment (2023-06-12): Origination appraisal report and evidence of delivery or origination appraisal report provided. Pending receipt of delivery of the updated appraisal report. Regardless of changes, all updated appraisal reports must be delivered to the borrower per regulations. Reviewer Comment (2023-06-07): The same disclosure was provided that was in file at time of review. Please review the original condition. The file does contain an appraisal notice; however, it is dated prior to the appraisal report date.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789795	xxxxxx	28541835	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789795	xxxxxx	28541836	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $375.00 exceeds tolerance of $336.00 plus 10% or $369.60. Insufficient or no cure was provided to the borrower. xxxxxx	The Recording Fee increased from $336.00 on the initial Loan Estimate to $375.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.	Reviewer Comment (2023-06-22): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check.

Reviewer Comment (2023-06-14): Provided VCC is not specific in regard to changes.  Recording fee increased at lock on xxxxxx   Please provide VCC for rate lock, or rate lock document for testing.

Reviewer Comment (2023-06-09): SitusAMC did not received any new document. Please provide valid COC with information regarding why the recording fee was increased or cure is required.

Reviewer Comment (2023-06-08): SitusAMC received Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the recording fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased .  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																06/22/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789795	xxxxxx	28545989	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided	Provide the divorce decree/child support order to support borrower is no longer obligated to pay. The demand in file is for arrearages brought current, however this does not indicate the borrower is still not obligated to monthly support.	Reviewer Comment (2023-07-14): Child Support ledger reflecting current obligations as $0.

Reviewer Comment (2023-07-14): Please review the previous comments. This is for the demand for back child support/child support arrearages being owed. We have evidence the back child support was already paid. This does not mean the borrower still does not owe monthly child support for a minor. Provide the child support order to verify the child is 18+ and child support is no longer owed or termination of child support.

Reviewer Comment (2023-07-01): Per previous comments, the release and history provided is for the back child support that was initially filed with the demand. Statement C states "This release of lien does not affect the amount of support owed now or in the future". The termination of the child support order is required/child support order to add obligation to DTI.

Reviewer Comment (2023-06-21): The same document was provided that was previously provided. See comments from 6/21: The release is for the back child support that was initially filed with the demand. Statement C states "This release of lien does not affect the amount of support owed now or in the future". The termination of the child support order is required/child support order to add obligation to DTI.

Reviewer Comment (2023-06-21): The release is for the back child support that was initially filed with the demand. Statement C states "This release of lien does not affect the amount of support owed now or in the future". The termination of the child support order is required/child support order to add obligation to DTI.

Reviewer Comment (2023-06-07): The LOE is not sufficient. Provide the termination of child support/child support order reflecting no longer obligated to pay.
															07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789795	xxxxxx	28591202	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Property is a PUD and the Final Title Policy does not have the PUD endorsements checked.		Reviewer Comment (2023-06-13): Corrected FTP provided	06/13/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789795	xxxxxx	28599692	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790070	xxxxxx	28541031	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790070	xxxxxx	28541032	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790070	xxxxxx	28541047	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on xxxxxx did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final xxxxxx)	The Page 5 of final Closing Disclosure provided on xxxxxx , Mortgage Broker Contact Information is not completed.		Reviewer Comment (2023-06-21): SitusAMC received LOE and PCCD. Reviewer Comment (2023-06-19): Provided PCCD does not contain broker information on page 5. Please provide PCCD with broker, broker NMLS number, broker contact name and contact NMLS number completed for testing. Reviewer Comment (2023-06-15): PCCD dated xxxxxx shows Lender on page 5 of the CD as xxxxxx with no broker information. The note and disclosures indicate the Lender is Visionary Lenders and the Broker is xxxxxx. Please verify the information and resend PCCD and LOE or provide documentation that the xxxxxx PCCD is accurate.		06/21/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790070	xxxxxx	28541050	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Partial Payments	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan allows for Partial Payments. (Final xxxxxx)	The Partial Payments on Page 4 of the Final Closing Disclosure dated xxxxxx is not completed.		Reviewer Comment (2023-06-15): SitusAMC received Letter of Explanation & Corrected Closing Disclosure.		06/15/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790070	xxxxxx	28541516	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790070	xxxxxx	28541517	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-06-14): E-Consent provided	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790070	xxxxxx	28546011	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The expense ratio on the CPA letter is a different font than the rest of the letter.		Reviewer Comment (2023-06-13): CPA attestation provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790070	xxxxxx	28546037	xxxxxx	xxxxxx	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Collateral Desktop Analysis	CD does not reflect payee		Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790070	xxxxxx	28601714	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.			Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785481	xxxxxx	28541004	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785481	xxxxxx	28541065	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.76334% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx or .76334%).			Reviewer Comment (2023-06-02): Client elects to waive			06/02/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	785481	xxxxxx	28541066	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	The Loan Esimtate dated xxxxxx was not signed by the borrower until closing on xxxxxx .		Reviewer Comment (2023-06-09): SitusAMC received proof of electronic earlier receipt	06/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785481	xxxxxx	28543854	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		The guidelines do not allow rural properties. The appraisal report reflects the property is located in a rural area. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-06): Client elects to waive with verified compensation factors			06/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785481	xxxxxx	28543961	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		The guidelines require all income documentation to be within 90 days of the closing. The loan was approved using bank statement program with the most recent statement dated xxxxxx , which is not within 90 days of the note date of xxxxxx .	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-12): Client elects to waive with verified compensation factors			06/12/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785481	xxxxxx	28543991	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-08): Gap report provided	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785481	xxxxxx	28544172	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	The Appraisal Desk Review Fee increased from $0.00 on the initial Loan Estimate to $92.70 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-06-12): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check. Reviewer Comment (2023-06-09): SitusAMC received LE & Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was added it only states appraisal desk review required. In order to determine if the changed circumstance is valid more information is necessary on reason fee added . A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.		06/12/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	785481	xxxxxx	28544195	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final 1003 is not signed or dated by the borrower.		Reviewer Comment (2023-06-08): Signed and dated 1003 provided	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	785481	xxxxxx	28544204	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-21): Utility bill to address first high risk red flag Reviewer Comment (2023-06-12): For the most recent run report, the first high risk red flag was not addressed. This was emailed to the investor.	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787967	xxxxxx	28581914	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-12): Client elects to waive with verified compensation factors			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787967	xxxxxx	28581998	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The guidelines allow for a DTI of 50%. The file contains an Investor exception for a DTI of 52.23%. The calculated DTI is 52.50%. Provide the updated exception form.		Reviewer Comment (2023-06-13): Loan has been designated as Non-QM so this exception is no longer valid	06/13/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787967	xxxxxx	28581999	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.50477% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The guidelines allow for a DTI of 50%. The file contains an Investor exception for a DTI of 52.23%. The calculated DTI is 52.50%. Provide the updated exception form.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-13): Client elects to waive with verified compensation factors			06/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787967	xxxxxx	28582020	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $185.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)			Reviewer Comment (2023-06-08): Sufficient Cure Provided At Closing		06/08/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	D	B	C	B	C	B	D	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787967	xxxxxx	28582297	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.50477% exceeds Guideline total debt ratio of 50.00000%.	The guidelines allow for a DTI of 50%. The file contains an Investor exception for a DTI of 52.23%. The calculated DTI is 52.50%. Provide the updated exception form.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-13): Client elects to waive with verified compensation factors			06/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787967	xxxxxx	28582852	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The guidelines allow for a DTI of 50%. The file contains an Investor exception for a DTI of 52.23%. The calculated DTI is 52.50%. Provide the updated exception form.		Reviewer Comment (2023-06-13): Loan has been designated as Non-QM so this exception is no longer valid	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787967	xxxxxx	28591296	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	xxxxxx CU 1.0. xxxxxx CU not eligible for rep and warrant. Due to the conflicting information, a CDA is required.		Reviewer Comment (2023-06-26): CDA received Reviewer Comment (2023-06-22): This was already requested on xxxxxx and ordered. Once CDA is received, the condition will be updated. Reviewer Comment (2023-06-21): CDA will be ordered	06/26/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	C	B	C	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786951	xxxxxx	28543024	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-06): Client elects to waive			06/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786951	xxxxxx	28546795	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Blanket Flood Insurance and Blanket HOI: The city does not match the Note.		Reviewer Comment (2023-06-13): Update HO6 provided and corrected executed Note provided Reviewer Comment (2023-06-12): The address affidavit does not clear this condition. Per the investor comments made in the system of xxxxxx, the do not deem this acceptable and require all documents to match.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786951	xxxxxx	28546796	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The city does not match the Note		Reviewer Comment (2023-06-13): Update HO6 provided and corrected executed Note provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786951	xxxxxx	28546797	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx , Valuation Type: Desk Review / Valuation Report date: xxxxxx	Appraisal and CDA: The city does not match the Note.		Reviewer Comment (2023-06-13): Update HO6 provided and corrected executed Note provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786951	xxxxxx	28599680	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The CPL and Title reflect xxxxxx.		Reviewer Comment (2023-06-21): Updated CPL and Title provided	06/21/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786951	xxxxxx	28599684	xxxxxx	xxxxxx	Credit	System	General	System	Security Instrument address does not match Note address.		The DOT+ Riders reflect xxxxxx. Provide the corrected and executed documents, LOE to borrower, evidence of delivery to borrower and lender's letter of intent to re-record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-14): Client elects to waive with verified compensation factors			06/14/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786951	xxxxxx	28599685	xxxxxx	xxxxxx	Credit	System	General	System	Borrower 1003 current address does not match Note address.		1003 city reflects xxxxxx		Reviewer Comment (2023-06-21): Updated 1003 provided	06/21/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	786951	xxxxxx	28599686	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Corrected Note provided with updated city. Provide the LOE to borrower and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-14): Client elects to waive with verified compensation factors			06/14/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789525	xxxxxx	28543650	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification	The property report for the property located on xxxxxx indicates the property is a xxxxxx property; however, the file only contains 4 hazard insurance policies. The file is missing evidence of the other 2 hazard insurance policies or that there is no insurance on the other xxxxxx.		Reviewer Comment (2023-06-14): Agency email provided verifying 1 policy covers 3 addresses. Reviewer Comment (2023-06-12): The HOI for 10408 does not reflect it covers xxxxxx. Reviewer Comment (2023-06-12): The replacement cost indicator does not clear this condition as well as the address listed is xxxxxx. The property profile report reflects this is a xxxxxx property and the HOI policies provided only cover xxxxxx. Condition remains.	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789525	xxxxxx	28543735	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-05): Client elects to waive			06/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789525	xxxxxx	28543950	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-05): Client elects to waive			06/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789525	xxxxxx	28543952	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.27947% or Final Disclosure APR of 8.29100% is equal to or greater than the threshold of APOR 6.44% + 1.5%, or 7.94000%. Non-Compliant Higher Priced Mortgage Loan.	The loan is HPML Non Compliant due to missing evidence the borrower received a copy of the appraisals at least 3 business days prior to the loan consummation. There is an appraisal delivery in file, however it is dated prior to appraisal completion.		Reviewer Comment (2023-06-12): Delivery received	06/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789525	xxxxxx	28543953	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	There is an appraisal delivery in file, however it is dated prior to appraisal completion.		Reviewer Comment (2023-06-12): Delivery received	06/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789525	xxxxxx	28545101	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary xxxxxx)			Reviewer Comment (2023-06-05): Client elects to waive			06/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789525	xxxxxx	28545125	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $339.90 exceeds tolerance of $170.00. Insufficient or no cure was provided to the borrower. (7505)	The Appraisal Desk Review Fee increased from $170.00 on the initial Loan Estimate to $339.90 on the initial Closing Disclosure without a valid change of circumstance.	Reviewer Comment (2023-06-21): SitusAMC received Post CD and LOX.

Reviewer Comment (2023-06-13): VCC indicates charge was more than disclosed when ordered. No reason was given for why the fee was more than the original disclosure. The borrower may not be held liable for lender error in cost estimation. Cure is required.

Reviewer Comment (2023-06-12): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason for the fee increase and when lender became aware of the change.  A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
																06/21/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789525	xxxxxx	28545126	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney Review Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7588)	The Attorney Review Fee increased from $0.00 on the initial Loan Estimate to $350.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-06-13): SitusAMC received VCC for fee change. Reviewer Comment (2023-06-12): SitusAMC received Changed Circumstance dated xxxxxx , but it does not give sufficient information on why the Trust Review fee was added. In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added and when lender became aware of the change. A valid Changed Circumstance or cure is required. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789525	xxxxxx	28551737	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOI does not reflect the Trust as insured.		Reviewer Comment (2023-06-12): Updated HOI provided	06/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788599	xxxxxx	28550580	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-05): Client elects to waive			06/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788599	xxxxxx	28550581	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The City does not match the Note		Reviewer Comment (2023-06-15): Updated flood cert provided	06/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788599	xxxxxx	28550631	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The City does not match the Note		Reviewer Comment (2023-06-21): Updated HOI provided Reviewer Comment (2023-06-20): Flood Cert was provided. Please see comments on 6/15: The insurance policy provided still has the incorrect city. Reviewer Comment (2023-06-15): The insurance policy provided still has the incorrect city.	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788599	xxxxxx	28551772	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-05): Client elects to waive			06/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788599	xxxxxx	28551773	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Secondary xxxxxx)			Reviewer Comment (2023-06-05): Client elects to waive			06/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788599	xxxxxx	28570500	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-12): Gap report provided Reviewer Comment (2023-06-12): No new documents provided. Please try uploading again.	06/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788599	xxxxxx	28570530	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 51.73599% exceeds Guideline total debt ratio of 43.00000%.	It appears the lender utilized 100% of stocks/bonds/mutual funds for income qualification for asset utilization when the guidelines only allow 70% to be utilized. Further, it does not appear the lender removed the total amount of funds to close from the total qualifying income.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-22): EXCEPTION HISTORY - Exception Explanation was updated on xxxxxx PRIOR Exception Explanation: Calculated investor qualifying total debt ratio of 52.30563% exceeds Guideline total debt ratio of 43.00000%. Reviewer Comment (2023-06-21): The account provided is in the name of a business account. Per guidelines, the account cannot be utilized in asset utilization.			06/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788599	xxxxxx	28612125	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to allow the use of the net cash benefit in the NY Life Insurance polices for asset utilization income.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive with verified compensation factors			06/22/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788693	xxxxxx	28549884	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, HOA Verification, Other	Provide evidence of HOA dues for the borrower's primary residence as well as evidence property is free and clear.	Reviewer Comment (2023-06-13): No evidence of HOA dues per 1003 (which client is accepting) and deed provided evidencing free and clear.

Reviewer Comment (2023-06-12): No new documents were provided for this condition. See comments on xxxxxx The exception input indicates borrower is 49% owner of the business, therefore he is an owner of the property. In order for business debt to be excluded, 12 months cancelled checks/bank statements must be provided supporting the business pays the housing debt if there is a mortgage lien. Further, HOA dues were not provided either.

Reviewer Comment (2023-06-08): The exception input indicates borrower is 49% owner of the business, therefore he owners the property. In order for business debt to be excluded, 12 months cancelled checks/bank statements must be provided supporting the business pays the housing debt if there is a mortgage lien. Further, HOA dues were not provided either.
															06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788693	xxxxxx	28549911	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-05): Client elects to waive			06/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788693	xxxxxx	28550613	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor approved exceptions in file to allow for borrower to used business funds for Asset Utilization program.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-05): Client elects to waive with verified compensation factors			06/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788693	xxxxxx	28550629	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-08): Gap provided	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790230	xxxxxx	28545131	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-06): Client elects to waive			06/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790230	xxxxxx	28573233	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		xxxxxx is the Non-Credit Qualifying Guarantor. The application incorrectly reflects the Primary Guarantor information under non-credit qualifying Guarantor. Provide the updated application as xxxxxx as the background report, OFAC, and ID for xxxxxx which are required for non-credit qualifying Guarantors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-29): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-12): Received OFAC and Background report. Pending receipt of ID and updated application per original condition.			06/29/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790230	xxxxxx	28573265	xxxxxx	xxxxxx	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	If the property is currently listed for sale then it must be removed from the MLS (documented) prior to closing. The appraisal reflects the borrower purchased the property on xxxxxx and then listed it for sale on xxxxxx and changed the price on xxxxxx . Currently still active per the appraisal report.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-21): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-12): The document provided is a release of the right to sell listing agreement/no longer working with this real estate company. Evidence needs to be provided as to when this was removed from the MLS. Provide the MLS cancellation/removal date.			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790062	xxxxxx	28545262	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-06): Client elects to waive			06/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790062	xxxxxx	28552892	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Verification of housing pay history is required.		Provide the 3.2023 and 4.2023 payment for xxxxxx.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-16): The client elects to waive. Reviewer Comment (2023-06-14): The guidelines referenced 0x30x12 and mortgages on the credit. The updated history is required. Reviewer Comment (2023-06-12): The guidelines referenced 0x30x12 and mortgages on the credit. The updated history is required.			06/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790062	xxxxxx	28573620	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The application does not reflect any non-credit qualifying Guarantors. The following documents were not provided for xxxxxx; credit report, background report, OFAC, ID, application, business purpose cert and occupancy cert.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-21): Please review the original condition. The application does not reflect any non-credit qualifying Guarantors. Therefore, all credit documents are required. Reviewer Comment (2023-06-12): Received background report and OFAC. Pending receipt of credit report, ID, application, BP cert and NOO cert.			06/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790062	xxxxxx	28573657	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Deposit not provided		A large deposit into account ending 6893 on the xxxxxx statement on xxxxxx in the amount of $353,447.49 was not sourced as required by guidelines. Guidelines state: 1) Any deposit over 30% of the subject loan amount for loan amount requires sourcing.		Reviewer Comment (2023-06-12): LOE provided	06/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790231	xxxxxx	28545058	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-06): Client elects to waive			06/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790231	xxxxxx	28571111	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the 4.2023 mortgage payment for xxxxxx on the credit report.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-07): Client elects to waive with verified compensation factors			06/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790231	xxxxxx	28573523	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		100% of the insurable value of the improvements, as established by the property insurer; or • the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-07-11): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-10): The agency email states the rebuild cost is up to the policy limit as determined by the RCE. The RCE was not provided nor the estimated cost new on the appraisal. Reviewer Comment (2023-06-27): The LOE only verifies the total insured value is on the dec page which is the dwelling coverage and insufficient to meet the guideline requirements.			07/11/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790064	xxxxxx	28543378	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-06): Client elects to waive			06/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790064	xxxxxx	28543389	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-21): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-12): The disaster has no end date and the appraiser does not make comments regarding the disaster. Investor to elect if they are waiving the requirements or requiring a PDI or appraiser comments.			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790064	xxxxxx	28553246	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Deposit not provided		A large deposit into account ending 6893 on the xxxxxx statement on xxxxxx in the amount of $353,447.49 was not sourced as required by guidelines. Guidelines state: 1) Any deposit over 30% of the subject loan amount for loan amount requires sourcing.		Reviewer Comment (2023-06-26): Client requested exclusion since cannot source. Cash to close and reserve requirement still met. Reviewer Comment (2023-06-21): An LOE was provided, however the guidelines require source documentation.	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790064	xxxxxx	28573698	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The application does not reflect any non-credit qualifying Guarantors. The following documents were not provided for xxxxxx; credit report, background report, OFAC, ID, application, business purpose cert and occupancy cert.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-21): Fraud and OFAC provided. Pending receipt of application, credit report, ID, application, BP and NOO certs. Per the original condition, the application does not reflect any Non-Credit Qualifying Guarantors.			06/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787687	xxxxxx	28545743	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-05): Client elects to waive			06/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789281	xxxxxx	28549376	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-06): Client elects to waive			06/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789281	xxxxxx	28549389	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-06-12): E-Consent provided	06/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789281	xxxxxx	28549414	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.		Reviewer Comment (2023-06-06): Client elects to waive			06/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789281	xxxxxx	28580094	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-13): Updated gap provided Reviewer Comment (2023-06-12): Teh gap report provided is dated xxxxxx which is > 10 days from consummation. Gap reports must be provided within 10 days prior to consummation and anytime after.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789103	xxxxxx	28545545	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-06-08): E-Consent received	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789103	xxxxxx	28545690	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Initial CD not provided		Reviewer Comment (2023-06-09): SitusAMC received xxxxxx CD 3 business days prior to consummation.	06/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789103	xxxxxx	28545926	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-07): Client elects to waive			06/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789103	xxxxxx	28586925	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Issue Date > Closing Disclosure Issue Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (Interim xxxxxx)	SitusAMC received xxxxxx Initial CD. xxxxxx LE (doc id 0123) is also date xxxxxx. Cannot issue LE and CD on same date. Unable to cure timing issue. Both disclosures reflect borrower signatures and cannot be omitted from testing.		Reviewer Comment (2023-06-13): SitusAMC received documentation of issued dates.	06/13/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	No Defined cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787257	xxxxxx	28550818	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-07): Client elects to waive			06/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787257	xxxxxx	28551162	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	New York Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2023-06-07): Client elects to waive			06/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787257	xxxxxx	28551163	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 9.09108% or Final Disclosure APR of 9.12600% is in excess of allowable threshold of Prime Mortgage Market Rate 6.39000 + 1.75%, or 8.14000%. Non-Compliant SubPrime Loan.	New York Subprime Loan: APR on subject loan of 9.09108% or Final Disclosure APR of 9.12600% is in excess of allowable threshold of Prime Mortgage Market Rate 6.39000 + 1.75%, or 8.14000%. Non-Compliant SubPrime Loan.		Reviewer Comment (2023-06-07): Client elects to waive			06/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787257	xxxxxx	28551164	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $775.00 exceeds tolerance of $695.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $775.00 exceeds tolerance of $695.00. Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2023-06-05): Sufficient Cure Provided At Closing		06/05/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787257	xxxxxx	28573786	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The date of birth for the xxxxxx on the final application and credit report does not reflect the date of birth listed on the driver's license.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-13): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-12): Received revised credit report with updated date, however it is dated post-close. The credit debt is the same. Investor to advise if they are accepting or granting an exception for this. Reviewer Comment (2023-06-08): Received updated 1003. Pending receipt of updated credit report.			06/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787257	xxxxxx	28579210	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for excessive NSF activity exceeding guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-07): Client elects to waive with verified compensation factors			06/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787257	xxxxxx	28579222	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Compliant)	New York Subprime Loan: Counseling Disclosure not compliant.			Reviewer Comment (2023-06-07): Client elects to waive			06/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787257	xxxxxx	28579223	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.	Disclosure was not provided within 3 business days of application.		Reviewer Comment (2023-06-07): Client elects to waive			06/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787257	xxxxxx	28580082	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-12): Gap provided Reviewer Comment (2023-06-08): Gap provided for xxxxxx. Pending receipt for xxxxxx.	06/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789811	xxxxxx	28551462	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-07): Client elects to waive			06/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789811	xxxxxx	28551464	xxxxxx	xxxxxx	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx , Disbursement date: xxxxxx	Wet State: Effective date is after closing		Reviewer Comment (2023-06-15): The HOI policy prior to closing was provided.	06/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789811	xxxxxx	28551529	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2023-06-12): SitusAMC received evidence receipt for initial CD.	06/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789811	xxxxxx	28580045	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Bank statements may be obtained from the borrower, or the Seller can use a third-party asset vendor participating in the xxxxxx Day 1 Certainty® process. Provide evidence the vendor is participating in the Day 1 Certainty process.		Reviewer Comment (2023-06-15): Evidence was provided. Reviewer Comment (2023-06-12): The document provided is an Asset Verification Report. The documents in question are income verification reports. Further, the document uploaded is too blurry to see. Provide the clear report with the approved income report vendors.	06/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788073	xxxxxx	28549532	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-07): Client elects to waive			06/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788073	xxxxxx	28550391	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Not Have Escrow - Reason	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on xxxxxx incorrectly disclosed whether the loan will have an escrow account. (Final xxxxxx)	Page 4 of the final Closing Disclosure did not specify whether the borrower declined the option for an escrow account or if the lender did not offer an escrow account option.		Reviewer Comment (2023-06-15): SitusAMC received Post CD and LOX. Reviewer Comment (2023-06-15): SitusAMC received PCCD. Missing LOE to borrower.		06/15/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788073	xxxxxx	28550424	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-06-08): Approval provided	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788073	xxxxxx	28573630	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		File is missing a gap credit or Undisclosed Debt Monitoring report dated no more than 10 days prior to loan closing or any time after closing.		Reviewer Comment (2023-06-12): UDM provided	06/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788073	xxxxxx	28580455	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Escrow waiver not allowed per guidelines.		The borrower does not meet the reserve requirement of 12 months for an escrow waiver.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors			06/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788073	xxxxxx	28580485	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-08): Clearance LOE provided	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789839	xxxxxx	28570512	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-09): FTP provided	06/09/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789839	xxxxxx	28570562	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789839	xxxxxx	28570572	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-06-09): FTP provided	06/09/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789839	xxxxxx	28570603	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		Provide evidence of receipt of the gift funds.		Reviewer Comment (2023-06-09): Receipt of gift funds provided	06/09/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789839	xxxxxx	28570644	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Insurance Verification, Other	1) Provide the HOI for the property 2) Provide evidence of free and clear. Property profile report reflects a lien taken out in 2020 with no evidence of release.		Reviewer Comment (2023-06-12): Client added in full PITIA. Documents provided. Reviewer Comment (2023-06-09): The mortgage statement is not acceptable as they do not always reflect all borrowers; Provide the Note verifying borrower is not obligated to the mortgage lien. Further, if vested on title, still responsible for expenses such as taxes and HOI. Provide the HOI.	06/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789839	xxxxxx	28593713	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 12 month housing history for the property on xxxxxx. The lender added back in the full PITIA upon request of the Note reflecting borrower is not obligated to the lien.		Reviewer Comment (2023-06-13): VOM provided	06/13/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789057	xxxxxx	28550503	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-06-27): CDA received	06/27/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789057	xxxxxx	28550522	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 16 Years of Experience. Currently holds 4 Properties and has Completed 4 Properties.	Reviewer Comment (2023-06-07): Client elects to waive			06/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789057	xxxxxx	28550524	xxxxxx	xxxxxx	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-06-14): Updated commitment provided	06/14/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789057	xxxxxx	28580932	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-06-22): Approval provided	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789057	xxxxxx	28580934	xxxxxx	xxxxxx	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.				Reviewer Comment (2023-06-26): Updated HOI provided	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789057	xxxxxx	28580946	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Replacement cost verbiage not provided on policy.		Reviewer Comment (2023-06-26): Updated HOI provided	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	788162	xxxxxx	28573096	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-09): Client elects to waive			06/09/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			C	A		N/A	No	Property Focused
xxxxxx	788162	xxxxxx	28573124	xxxxxx	xxxxxx	Property	Valuation	Valuation Issue	Valuation	The desk review has a effective date that is other than what the appraisal effective date is. The desk review should have the same effective date as the appraisal	The field review has an effective date of appraisal reviewed as xxxxxx . Appraisal effective date is xxxxxx .	Reviewer Comment (2023-06-23): Corrected field review provided

Reviewer Comment (2023-06-21): The corrected field review reflects a date on page 2 of xxxxxx , however the incorrect field review reflects a date on page 2 of xxxxxx which is later. The page 2 date on the corrected appraisal needs to be updated to xxxxxx .

Reviewer Comment (2023-06-21): The date on page 2 was not supposed to be changed for the field review effective date. The date on page 1 for effective date of appraisal under review is to be updated to xxxxxx as that is the effective date of the appraisal report. Now pages 1 and 2 will need to be updated.

Reviewer Comment (2023-06-16): The same field review with the same effective date of appraisal reviewed of xxxxxx which is inaccurate.
															06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			C	A		N/A	No	Property Focused
xxxxxx	788162	xxxxxx	28573125	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-16): The final title was provided.	06/16/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			C	A		N/A	No	Property Focused
xxxxxx	788162	xxxxxx	28587089	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate settlement statement only in file		Reviewer Comment (2023-06-14): Final SS provided	06/14/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			C	A		N/A	No	Property Focused
xxxxxx	788162	xxxxxx	28587172	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOM for the lien paid through closing is required.		Reviewer Comment (2023-06-16): The property was inherited	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			C	A		N/A	No	Property Focused
xxxxxx	788162	xxxxxx	28587201	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided		Provide the Trust Agreement and Death Cert for primary trustee.		Reviewer Comment (2023-06-14): Death Cert and Trust Agreement provided	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			C	A		N/A	No	Property Focused
xxxxxx	788162	xxxxxx	28587205	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the clear title policy. The mortgage lien under item 15 was not addressed.		Reviewer Comment (2023-06-16): The final title was provided.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			C	A		N/A	No	Property Focused
xxxxxx	788162	xxxxxx	28587213	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-14): Cleared report provided	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			C	A		N/A	No	Property Focused
xxxxxx	788162	xxxxxx	28587239	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.	Borrower: xxxxxx	Borrower is a First Time Homebuyer. Successor to deceased trustee on title and is inheriting the subject property. Investor exception in file, however comp factors are incorrect. Reserves are not 6 months or more above guidelines.	Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-12): Client elects to waive with verified compensation factors			06/12/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			C	A		N/A	No	Property Focused
xxxxxx	788162	xxxxxx	28587258	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.09 is less than Guideline PITIA months reserves of 2.00.		Borrower has owned the subject property for at least 5 years. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-12): Client elects to waive with verified compensation factors			06/12/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			C	A		N/A	No	Property Focused
xxxxxx	790517	xxxxxx	28573396	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790517	xxxxxx	28573497	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided				Reviewer Comment (2023-06-26): Bylaws provided	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790517	xxxxxx	28573498	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-06-26): COGS provided Reviewer Comment (2023-06-13): The document provided does not reflect the pull date. Must be within 1 year of closing.	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790517	xxxxxx	28583142	xxxxxx	xxxxxx	Credit	Investment Product	General	Investment Product	REO property does not have a lease in place and required by guidelines.	Address: xxxxxx	The valuation indicates the subject property is tenant occupied, however, the lease agreement was not provided as required by guidelines	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-28): The lease agreement has expired. Per guidelines, if lease converted to month to month, 2 months rent receipts are required. Reviewer Comment (2023-06-27): Lease Agreement not found. Please try uploading again.			07/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790517	xxxxxx	28584779	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOI does not reflect the Entity as insured.		Reviewer Comment (2023-07-07): Updated HOI provided Reviewer Comment (2023-07-07): The policy provided no longer reflects the mortgagee + ISAOA and still does not reflect the Entity as insured.	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789560	xxxxxx	28573521	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-13): Fraud report provided. See new condition.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789560	xxxxxx	28573532	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789560	xxxxxx	28573571	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2023-06-14): Updated purchase contract provided Reviewer Comment (2023-06-13): None of the pages of the purchase contract are initialed by the seller nor is the the purchase contract executed by the seller.	06/14/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789560	xxxxxx	28584869	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence the borrower's primary residence is free and clear. An LOE from the borrower is not sufficient.		Reviewer Comment (2023-06-14): Updated fraud report reflects property is free and clear.	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789560	xxxxxx	28599267	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx , Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-14): Cleared report provided	06/14/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789560	xxxxxx	28611963	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	DSCR > 1.00, STR, 5% LTV deduction	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789809	xxxxxx	28570469	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Lender on appraisal is not the same as the lender on the Note.		Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789809	xxxxxx	28570470	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.10698% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.10698%).			Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789809	xxxxxx	28570471	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on xxxxxx not received by borrower at least four (4) business days prior to closing. (Interim xxxxxx)	Earlier receipt not available		Reviewer Comment (2023-06-13): SitusAMC received proof of earlier electronic receipt	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789809	xxxxxx	28571185	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789809	xxxxxx	28581034	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $169.95 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75106)	The loan file does not contain a valid change of circumstance for the addition of the collateral desk analysis fee of $169.95 that was added on the loan estimate dated xxxxxx . Insufficient or no cure was provided to the borrower.		Reviewer Comment (2023-06-13): SitusAMC received Post CD ,LOX ,copy of refund check and proof of mailing.		06/13/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789809	xxxxxx	28581035	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $376.95 exceeds tolerance of $200.00. Insufficient or no cure was provided to the borrower. (75215)	The loan file contains a change of circumstance dated xxxxxx stating the condo questionnaire fee increased from $200 to $376.95 but no explanation provided as to the reason for the fee increase. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2023-06-13): SitusAMC received Post CD ,LOX ,copy of refund check and proof of mailing.		06/13/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789809	xxxxxx	28583273	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2023-06-13): HOA questionnaire provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789809	xxxxxx	28583283	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Blanket HOI does not reflect the subject property address.		Reviewer Comment (2023-06-13): Dec page provided with subject property address.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790431	xxxxxx	28551638	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	790431	xxxxxx	28585475	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the updated mortgage histories for all mortgage liens on credit through 4.2023.		Reviewer Comment (2023-07-03): Updated credit reports were provided. Reviewer Comment (2023-06-27): The mortgage statements provided are not for the liens on credit. Liens on credit are with xxxxxx and xxxxxx x 2. Reviewer Comment (2023-06-14): The guidelines require 0x30x12 and the guidelines reference liens on the credit report. Updated history required.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	790431	xxxxxx	28585483	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the Borrowing Entity. Deed in file is not executed.		Reviewer Comment (2023-06-14): Deed provided	06/14/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	790431	xxxxxx	28585497	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Provide evidence of ownership in xxxxxx (currently vested on title).	Reviewer Comment (2023-06-27): Evidence of ownership provided

Reviewer Comment (2023-06-21): The same deed was provided again that was in file at time of review. Please review the comments from 6/14: This is a R/T refinance transaction and the deed transfer to the current borrower was not until closing. Therefore, seasoning requirements would apply if the borrower does not have any ownership in xxxxxx Therefore, evidence of ownership is required.

Reviewer Comment (2023-06-14): This is a R/T refinance transaction and the deed transfer to the current borrower was not until closing. Therefore, seasoning requirements would apply if the borrower does not have any ownership in xxxxxx. Therefore, evidence of ownership is required.
															06/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	790431	xxxxxx	28585506	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx	The Entity search provided no results but a search is required per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-16): The client elects to waive. Reviewer Comment (2023-06-14): The same document was provided that was in file. Please review original condition. The Entity search provided no results but a search is required per guidelines. Investor can elect to waive with valid comp factors.			06/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	790431	xxxxxx	28585512	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	xxxxxx CU reflects 1.0, xxxxxx CU not eligible for rep and warrant. Due to discrepancy, secondary product is required.		Reviewer Comment (2023-06-16): A CDA was received. Reviewer Comment (2023-06-14): CDA will be ordered	06/16/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	789127	xxxxxx	28572010	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789127	xxxxxx	28572028	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx. PDI received dated xxxxxx : No Damage	Reviewer Comment (2023-07-05): Appraisal update received dated xxxxxx reflecting No Damage. Reviewer Comment (2023-06-23): 1 page of the appraisal is not acceptable. The appraisal was updated on xxxxxx Provide the full appraisal report.			07/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789127	xxxxxx	28579506	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		File is missing a gap credit or Undisclosed Debt Monitoring report dated no more than 10 days prior to loan closing or any time after closing.		Reviewer Comment (2023-06-16): An Undisclosed Debt Monitoring report was provided.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789127	xxxxxx	28580502	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Gift funds in file were received by the settlement agent on xxxxxx , which occurred after the loan closing date of xxxxxx .		Reviewer Comment (2023-06-16): Evidence the wire was sent on xxxxxx was provided	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789127	xxxxxx	28584110	xxxxxx	xxxxxx	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The gift letter is not dated.		Reviewer Comment (2023-06-21): Dated gift letter provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789127	xxxxxx	28584116	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx , Valuation Type: Desk Review / Valuation Report date: xxxxxx	1) The appraisal address does not reflect all units. The addendum reflects the address was updated but page 1 of the appraisal was not updated. 2) The CDA address does not reflect all units.		Reviewer Comment (2023-07-12): Updated CDA provided Reviewer Comment (2023-07-05): The updated appraisal was received. Pending receipt of the update CDA. Reviewer Comment (2023-06-21): The same document was provided that was in file at time of review. Please review the original condition. 1) The appraisal address does not reflect all units. The addendum reflects the address was updated but page 1 of the appraisal was not updated. 2) The CDA address does not reflect all units.	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788386	xxxxxx	28573053	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788386	xxxxxx	28573058	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788386	xxxxxx	28584751	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $205.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	COC just reflects fee added and does not give a reason why the fee was added.		Reviewer Comment (2023-06-18): SitusAMC received valid COC document.	06/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787116	xxxxxx	28570391	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787116	xxxxxx	28583644	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing)	Texas Constitution Section 50(a)(6): Texas Cash-out Loan. Borrower was not provided copy of Application 1 day prior to closing.			Reviewer Comment (2023-06-13): 1003 and DocuSign email provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787116	xxxxxx	28583648	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-13): Clearance LOE provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787116	xxxxxx	28583657	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-13): Gap provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786779	xxxxxx	28572753	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786779	xxxxxx	28572907	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.70455% moderately exceeds the guideline maximum of 45.00%. (DTI Exception is eligible to be regraded with compensating factors.)	The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.70455% moderately exceeds the guideline maximum of 45.00%. The loan file contains a lender exception to allow for a DTI >45% with compensating factors.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-08): Client elects to waive with verified compensation factors			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786779	xxxxxx	28572969	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The loan file is waterfalling due to the DTI of 45.70455% moderately exceeds the guideline maximum of 45.00%. The loan file contains a lender exception to allow for a DTI >45% with compensating factors.		Reviewer Comment (2023-06-08): Loan has been designated as Non-QM so this exception is no longer valid	06/08/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786779	xxxxxx	28573050	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 45.70455% exceeds Guideline total debt ratio of 45.00000%.	The loan file is waterfalling due to the DTI of 45.70455% moderately exceeds the guideline maximum of 45.00%. The loan file contains a lender exception to allow for a DTI >45% with compensating factors.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-08): Client elects to waive with verified compensation factors			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786779	xxxxxx	28573060	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The loan file is waterfalling due to the DTI of 45.70455% moderately exceeds the guideline maximum of 45.00%. The loan file contains a lender exception to allow for a DTI >45% with compensating factors.		Reviewer Comment (2023-06-08): Loan has been designated as Non-QM so this exception is no longer valid	06/08/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786779	xxxxxx	28584126	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.	Counseling Disclosure not provided to borrower at the time of application, but within three days of application.		Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786779	xxxxxx	28584127	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan of 9.98462% or Final Disclosure APR of 10.01100% is in excess of allowable threshold of Prime Mortgage Market Rate 6.27000 + 1.75%, or 8.02000%. Compliant SubPrime Loan.	New York Subprime Loan: APR on subject loan of 9.98462% or Final Disclosure APR of 10.01100% is in excess of allowable threshold of Prime Mortgage Market Rate 6.27000 + 1.75%, or 8.02000%. Compliant SubPrime Loan.		Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789956	xxxxxx	28573435	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 3.83 Years of Experience. Currently holds 2 Properties and has Completed 2 Properties.	Reviewer Comment (2023-06-08): Client elects to waive			06/08/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789956	xxxxxx	28584930	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		The scored report was not provided		Reviewer Comment (2023-06-26): Scored report provided Reviewer Comment (2023-06-13): The FACTA sent out to the borrower is not acceptable. The full scored report is required.	06/26/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789956	xxxxxx	28584972	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The VOM for the subject property was not provided. There is a VOM in file with Section Part II completed, however the rest of the document is blank.		Reviewer Comment (2023-06-13): Completed VOM's provided for primary and history on credit report for subject Reviewer Comment (2023-06-12): Emailed to xxxxxx firm, however the document provided is not for the subject property.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789956	xxxxxx	28584974	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Only the clearance report was provided.		Reviewer Comment (2023-06-12): Full fraud report provided	06/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789956	xxxxxx	28584998	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The lease agreement for xxxxxx and xxxxxx are not signed and dated by the Tenants and Landlords and only pages 1-5 out of 27 pages was provided for the lease for xxxxxx. Must be executed by all parties.		Reviewer Comment (2023-06-13): Signed lease provided Reviewer Comment (2023-06-12): Full lease agreement provided for xxxxxx. Pending executed leased agreement for xxxxxx and xxxxxx from the tenant and landlord. Document in file at time of review was not executed.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789956	xxxxxx	28585259	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Trust Agreement not provided		Current vested on title. Provide the Trust Agreement.		Reviewer Comment (2023-06-21): Cert of Trust provided Reviewer Comment (2023-06-12): The deed that was provided was in file at time of review. This is a refinance transaction. The previous vested was a trust prior to transfer at close. The Trust Agreement is required.	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789956	xxxxxx	28662852	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The scored credit report provided does not have the correct birthdate.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 3.83 Years of Experience. Currently holds 2 Properties and has Completed 2 Properties.	Reviewer Comment (2023-06-26): Client elect to waive with verified compensation factors			06/26/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789144	xxxxxx	28578390	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789144	xxxxxx	28593160	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Currency Converter/Exchange (Asset) not provided		The currency conversion was not provided by xxxxxx or xxxxxx Journal as required by guidelines. Further, the conversions do not match the most recent ending balance of each statement.		Reviewer Comment (2023-06-21): Currency converters provided Reviewer Comment (2023-06-21): Correct currency converter with correct balance provided for 9489. The other two currency converters do not reflect the correct balances per the most recent statements for 0002 & 7953.	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789144	xxxxxx	28593164	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		An investor exception request is in file approving the loan to close without transferring the Foreign Assets into a US banking institution at least 10 days prior to closing. Provide the approved exception with valid comp factors.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-13): Client elects to waive with verified compensation factors			06/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789144	xxxxxx	28593177	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		Only clearance report provided		Reviewer Comment (2023-06-21): Updated report provided Reviewer Comment (2023-06-21): There are 4 high risk red flags on the actual fraud report. Clearance report only reflects 2 in which 1 is not addressed.	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789144	xxxxxx	28593182	xxxxxx	xxxxxx	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided	Foreign national borrowers without qualifying U.S. credit (Including borrowers without a valid Social Security number and borrowers with or without an Individual Tax Identification Number) must provide evidence of two (2) open tradelines reporting for two (2) years with activity in the most recent 12 months. No derogatory credit history is permitted within the 2-year history under review. ANY combination of the following is acceptable to arrive at the tradeline requirement:
o Tradelines evidenced via a U.S. credit report; AND/OR
o Alternative Tradelines consisting of two of the following:
▪ Credit Reference letter(s) from a verified financial institutions in the borrower’s country of origin
▫ A reference letter must be from an internationally known financial institution.
▫ Each letter of reference must state the type and length of the relationship, how the account is held, payment amount, outstanding balance and status of account including a minimum 12-month payment history.
▫ A single reference source may provide verification of multiple accounts. Individual account detail must be provided.
▫ The letter must mention the borrower by name.
▫ Name, title & contact information of the person signing the letter must be included.
▫ Currency must be converted to U.S. Dollars and signed and dated by certified translator.
▫ All documents must be translated into English.
▪ Credit Card Statements – minimum of twelve (12) recent credit card statements reflecting a timely payment history.
												A foreign credit report is not allowed per guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-21): Client elects to waive with verified compensation factors			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789144	xxxxxx	28642244	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	ACH information was not provided and borrower is Foreign National	Borrower: xxxxxx			Reviewer Comment (2023-06-23): ACH provided	06/23/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789701	xxxxxx	28579883	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789701	xxxxxx	28579898	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2023-06-14): HOI proivded	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789701	xxxxxx	28579900	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-06-14): COGS provided	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789701	xxxxxx	28593100	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Wire Ticket to Settlement Agent.		Reviewer Comment (2023-06-14): Wire Ticket provided	06/14/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789701	xxxxxx	28593121	xxxxxx	xxxxxx	Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Subject is a refinance and property is listed for sale.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	No evidence removed from MLS.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-15): The statement provided is not acceptable. The cancellation must be provided for the file. Reviewer Comment (2023-06-14): The link is not acceptable. Provide the cancellation/withdrawal of the MLS			06/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789701	xxxxxx	28593128	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of xxxxxx is greater than Guideline maximum loan amount of $2,000,000.00.	Max for C/O with DSCR < 1.00 and FICO < 700	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-14): Lender would like to waive			06/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789780	xxxxxx	28582626	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-06-13): E-Consent provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789780	xxxxxx	28582642	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-13): Fraud Report provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789780	xxxxxx	28582655	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789780	xxxxxx	28582699	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.43194% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.43194%).			Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789780	xxxxxx	28585573	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The funds used for closing/reserves were from the Borrower's business account. The CPA letter in file does not state that the withdrawal of these funds would not have a negative impact on the business as required by guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-13): Client elects to waive with verified compensation factors			07/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789780	xxxxxx	28592535	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		LOE in file reflects borrower is divorced. States current primary is owned jointly with ex-spouse.		Reviewer Comment (2023-06-26): Decree provided	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789780	xxxxxx	28592540	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The final loan application reflects an address that Borrower has been currently living for the past 18 years however, the driver's license in file reflects a different address and State than what is listed on the application. An explanation was not provided our housing history for the property on xxxxxx.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-13): Client elects to waive with verified compensation factors			07/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789780	xxxxxx	28592557	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of xxxxxx exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The COC provided just states an inspection fee was added. Does not reflect the reason.		Reviewer Comment (2023-06-13): SitusAMC received comment & COC.	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789698	xxxxxx	28577113	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-12): Client elect to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789698	xxxxxx	28577122	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-06-13): Approval provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789698	xxxxxx	28577138	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.94778% or Final Disclosure APR of 8.02200% is equal to or greater than the threshold of APOR 6.39% + 1.5%, or 7.89000%. Non-Compliant Higher Priced Mortgage Loan.	File is missing evidence appraisal was provided to borrower 3 business days prior to consummation.		Reviewer Comment (2023-06-14): Delivery provided	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789698	xxxxxx	28577139	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-06-12): Client elect to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789698	xxxxxx	28577148	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	File is missing evidence appraisal was provided to borrower 3 business days prior to consummation.		Reviewer Comment (2023-06-12): Client elect to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789698	xxxxxx	28577149	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	File is missing evidence appraisal was provided to borrower 3 business days prior to consummation.		Reviewer Comment (2023-06-14): Delivery provided	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789698	xxxxxx	28577152	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.			Reviewer Comment (2023-06-12): Client elect to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789698	xxxxxx	28577180	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $11,440.00 exceeds tolerance of $6,500.00. Insufficient or no cure was provided to the borrower. (7200)	The loan Discount Fee went from $6,500.00 on the initial Loan Estimate dated xxxxxx to $11,440.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-06-15): SitusAMC received a valid Changed Circumstance on xxxxxx .	06/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789698	xxxxxx	28588328	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-21): Gap report provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789698	xxxxxx	28588389	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Form 1007 or 1025, with Market Rents	The borrower is using their departure residence as a rental property and the guidelines require a 1007 comparable rent schedule which is missing from the loan file.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-13): Client elects to waive with verified compensation factors			06/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788215	xxxxxx	28577141	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788215	xxxxxx	28593233	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-13): Clearance report provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788639	xxxxxx	28579479	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788639	xxxxxx	28579586	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,777.50 exceeds tolerance of $1,185.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Fee increased from $1,185.00 on the Loan Estimate dated xxxxxx to $1,777.50 on the Final Closing Disclosure without a valid change of circumstance. Insufficient or no cure was provided to the borrower.		Reviewer Comment (2023-06-16): SitusAMC received a valid COC.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788639	xxxxxx	28579608	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,075.50 exceeds tolerance of $770.00 plus 10% or $847.00. Insufficient or no cure was provided to the borrower. xxxxxx	The Recording Fee increased from $770.00 on the initial Loan Estimate to $1,075.50 on the final Closing Disclosure without sufficient cure.	Reviewer Comment (2023-06-29): SitusAMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Reviewer Comment (2023-06-29): SitusAMC still did not received any documents. Please provide corrected PCCD, LOE, proof of mailing & copy of refund check

Reviewer Comment (2023-06-28): SitusAMC no cure documents received. Please provide corrected PCCD, LOE, proof of mailing & copy of refund check.

Reviewer Comment (2023-06-22): SitusAMC received rebuttal on changed circumstance dated xxxxxx for updating title fees and loan amount.  However, for this 10% tolerance violation the only fee that was updated was the recording fee, which is not related to title fees.  A recording fee is separate from title fees and is the fee charged by the government entity recording the documents.  In order to update the recording fee, additional information would be needed and reflected in file to support and within 3 days of lender's knowledge of this change.  Provide additional information on why recording fees were increased and supply any additional documentation that supports this. (i.e. additional deed to be recorded, add'l riders to now be added due to change in program, etc.)

Reviewer Comment (2023-06-19): SitusAMC received COC dated xxxxxx ,  but it does not give sufficient information on why fee was increased.  In order to determine if the changed circumstance is valid more information is necessary on reason fee increased also there is no loan amount change in CD dated xxxxxx and loan amount doesn't affect recording fee .  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-06-16): SitusAMC received COC however the COC doesn't specify a valid reason as to why the recording fees increased, Kindly provide a valid COC as to why the fee increased or provide cure docs. Cure documents consist of Post CD,LOX, Copy of refund check and proof of mailing,
																06/29/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788639	xxxxxx	28588993	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.	New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.		Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788639	xxxxxx	28589019	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file is missing an updated mortgage statement for the subject property to verify 0x30 payments for 04.2023.		Reviewer Comment (2023-06-15): Evidence of April's payment was provided.	06/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788639	xxxxxx	28591893	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan of 8.44820% or Final Disclosure APR of 8.45000% is in excess of allowable threshold of Prime Mortgage Market Rate 6.35000 + 1.75%, or 8.10000%. Compliant SubPrime Loan.			Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788639	xxxxxx	28591934	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title search shows negative impact on title.		The title report reflects judgments and liens not addressed.		Reviewer Comment (2023-06-15): Evidence the judgments and liens will be omitted from the title was provided.	06/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788428	xxxxxx	28579518	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.		Reviewer Comment (2023-06-13): E-Consent provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788428	xxxxxx	28579670	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	File is missing evidence of appraisal delivery to borrower at least 3 business days prior to consummation.		Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788428	xxxxxx	28579765	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-06-29): Delivery provided Reviewer Comment (2023-06-28): No new trailing documents found. Please try uploading again directly to xxxxxx. Reviewer Comment (2023-06-28): No new trailing documents found. Please try uploading again.	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788428	xxxxxx	28579767	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.65277% or Final Disclosure APR of 8.69800% is equal to or greater than the threshold of APOR 6.40% + 1.5%, or 7.90000%. Non-Compliant Higher Priced Mortgage Loan.	Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation		Reviewer Comment (2023-06-29): Delivery provided Reviewer Comment (2023-06-28): No new trailing documents found. Please try uploading again directly to xxxxxx. Reviewer Comment (2023-06-28): No new trailing documents found. Please try uploading again.	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788428	xxxxxx	28579925	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $725.00 exceeds tolerance of $675.00. Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee was disclosed as $675.00 on the Initial Loan Estimate, but disclosed as $725.00 on the Final Closing Disclosure without a valid Change of Circumstance. Evidence of cure for the increase of $50.00 was not provided.		Reviewer Comment (2023-06-19): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check		06/19/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788428	xxxxxx	28579934	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788428	xxxxxx	28589375	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-13): Gap provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788428	xxxxxx	28592181	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: VISA not provided		The loan file does not document the Borrower's visa status as required by guidelines for a non permanent resident alien.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-14): Client elects to waive with verified compensation factors			06/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788428	xxxxxx	28592223	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Gift funds are not permitted for loan program.		The loan file documents gift funds are being used for the subject transaction however, gift funds are not allowed for a non permanent resident alien per guidelines. A investor exception is documented in file for the use of these funds towards the subject transaction, however comp factors are incorrect. DTI is not < =36%.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-13): Client elects to waive with verified compensation factors			06/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788428	xxxxxx	28592291	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		The bank statement in file dated xxxxxx with account ending in 9516 reflects two $30,000 deposits one on 03.24.2023 and 03.28.2023 with a deposited refund of $30,000 on 03.28.2023. The documented gift funds in file in the amount of $30,000 were deposited per the deposit slip on 03.21.2023. The loan file does not contain a letter of explanation regarding the additional $30,000 deposit and subsequent refund.		Reviewer Comment (2023-06-14): Client requested unsourced 30K deducted from assets and short reserves condition added. Reviewer Comment (2023-06-13): There were two deposits of $30K into the account. One on xxxxxx and one on xxxxxx The deposit is > 50% of the borrowers average income. Per guidelines this needs to be sourced. There is only 1 gift letter in file for $30K	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788428	xxxxxx	28592330	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Business License	The loan file is missing the CPA license lookup as required by guidelines for a 24 month P&L statement loan.		Reviewer Comment (2023-06-14): CPA license provided	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788428	xxxxxx	28592342	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The address listed on the CDA (24vd9) house number does not match the Note address of 249.		Reviewer Comment (2023-06-26): Corrected CDA provided	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788428	xxxxxx	28592861	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1003. Borrower is a Non-Perm Resident based on ID card in file.		Reviewer Comment (2023-06-13): Updated 1003 provided	06/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788428	xxxxxx	28603428	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.78 is less than Guideline PITIA months reserves of 6.00.	The bank statement in file dated xxxxxx with account ending in 9516 reflects two $30,000 deposits one on 03.24.2023 and 03.28.2023 with a deposited refund of $30,000 on 03.28.2023. The documented gift funds in file in the amount of $30,000 were deposited per the deposit slip on 03.21.2023. The loan file does not contain a letter of explanation regarding the additional $30,000 deposit and subsequent refund.	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-26): Client elects to waive with verified compensation factors			06/26/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790630	xxxxxx	28578432	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-06-15): Client is accepting conditional approval provided Reviewer Comment (2023-06-15): The screen shot below would not be acceptable. We would need some type of approval for the loan file such as a 1008 w/ UW name or Lender’s Approval with conditions, or a commitment letter, etc. This loan was reviewed to Verus guidelines, and a requirement. Verus can also elect to waive this with verified compensation factors.	06/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	790630	xxxxxx	28578436	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	790630	xxxxxx	28578437	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-06-14): CDA received	06/14/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	790630	xxxxxx	28593295	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are judgments and liens reflected on both borrower's background reports that were not addressed nor paid through closing.		Reviewer Comment (2023-06-16): The pass judgments and liens have been addressed. Reviewer Comment (2023-06-14): Did not receive release of liens for $353 & $2,960.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	787293	xxxxxx	28578477	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787293	xxxxxx	28578479	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	Guidelines for the bank statement program require a CPA letter, or other third party evidence, that business used to source the income has been in existence for at least 2 years and, if more than one owner, that borrower owns at least 25% of the business. Documentation is missing from the loan file.		Reviewer Comment (2023-06-23): Third party docs provided Reviewer Comment (2023-06-16): A website printout is not an acceptable document to verify self-employment.	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787293	xxxxxx	28578538	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.96873% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.96873%).			Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787293	xxxxxx	28578623	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (xxxxxx/Bank Statements)	Guidelines for the bank statement program require a CPA letter, or other third party evidence, that business used to source the income has been in existence for at least 2 years and, if more than one owner, that borrower owns at least 25% of the business. Documentation is missing from the loan file.		Reviewer Comment (2023-06-23): Third party docs provided Reviewer Comment (2023-06-16): A website printout is not an acceptable document to verify self-employment.	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787293	xxxxxx	28578667	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Guidelines for the bank statement program require a CPA letter, or other third party evidence, that business used to source the income has been in existence for at least 2 years and, if more than one owner, that borrower owns at least 25% of the business. Documentation not present in the loan file.		Reviewer Comment (2023-06-23): Third party docs provided Reviewer Comment (2023-06-16): A website printout is not an acceptable document to verify self-employment.	06/23/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787293	xxxxxx	28578668	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Guidelines for the bank statement program require a CPA letter, or other third party evidence, that business used to source the income has been in existence for at least 2 years and, if more than one owner, that borrower owns at least 25% of the business. Documentation not present in the loan file.		Reviewer Comment (2023-06-23): Third party docs provided	06/23/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787293	xxxxxx	28578694	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee. Fee Amount of $60.00 exceeds tolerance of $55.00. Sufficient or excess cure was provided to the borrower at Closing. (7571)	The Verification Of Employment Fee increased from $55.00 on the initial Closing Disclosure to $60.00 on the Final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-06-07): Sufficient Cure Provided At Closing		06/07/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787293	xxxxxx	28578704	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.	Investor exception in file.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-12): Client elects to waive with verified compensation factors			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787293	xxxxxx	28589306	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $92.70 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $92.70 reflected on the 04.11.2023 Loan Estimate exceeds tolerance of $0.00. There was not a valid change of circumstance in file. Sufficient or excess cure was provided to the borrower at Closing.		Reviewer Comment (2023-06-09): Sufficient Cure Provided At Closing		06/09/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787293	xxxxxx	28589343	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-14): Gap report provided	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789271	xxxxxx	28587063	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789271	xxxxxx	28592274	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The credit report reflects the mortgage payment for the property located on xxxxxx through xxxxxx 22. The file is missing verification of the mortgage through xxxxxx 23.		Reviewer Comment (2023-06-15): Supplement provided	06/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789841	xxxxxx	28585771	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-20): FTP provided	06/20/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789841	xxxxxx	28585788	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-06-20): FTP provided	06/20/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789841	xxxxxx	28585803	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789841	xxxxxx	28585845	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	The guidelines require verification of ownership percentage with a CPA letter and the CPA must attest to preparing the most recent 2 years tax returns. The file does not contain the required CPA letter. The CPA letter provided in file is for a different business.		Reviewer Comment (2023-06-16): A CPA Letter was provided.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789841	xxxxxx	28593891	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1003. Both initial and final reflect the borrower has had no ownership in any property within the last 36 months, when the borrower owns multiple properties, including a primary residence.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789558	xxxxxx	28583661	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-06-16): The e-Disclosure Agreement was provided.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789558	xxxxxx	28583663	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx Third Party Verification	There is conflicting information in the file regarding ownership. The Articles of Org reflect xxxxxx as the initial director, however the business narrative in file reflects xxxxxx is 95% owner and xxxxxx is 5% owner. Provide the third party documentation verifying ownership %.		Reviewer Comment (2023-06-16): The ownership has been verified.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789558	xxxxxx	28583666	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789558	xxxxxx	28583924	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.59484% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .59484%).			Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789558	xxxxxx	28583998	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.24 is less than Guideline PITIA months reserves of 3.00.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly mortgage payment has decreased by at least 20%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The refinance has decreased the borrower's monthly debt payments by 20% or more.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-15): The client elects to waive			06/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789920	xxxxxx	28583912	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789920	xxxxxx	28592779	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The FACTA Disclosure was provided to the borrowers at closing. There is no documentation in the file to verify the FACTA Disclosure was provided to the borrowers prior to the closing.		Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790685	xxxxxx	28586874	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790685	xxxxxx	28591868	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	FACTA	Federal FACTA Disclosure Timing Test	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.	The FACTA Disclosure was provided to the borrower at closing. There is no documentation in the file to verify the borrower received a copy of the FACTA Disclosure prior to the loan closing.		Reviewer Comment (2023-06-12): Client elects to waive			06/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790685	xxxxxx	28593956	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the updated 1003. Both initial and final reflect the borrower has had no ownership in any property within the last 36 months, when the borrower owns multiple properties, including a primary residence.		Reviewer Comment (2023-06-16): A corrected 1003 was provided. Reviewer Comment (2023-06-15): Provide the complete and corrected 1003. 1 page is not acceptable. Reviewer Comment (2023-06-14): An accurate and completed 1003 does not pertain to the type of transaction the current loan is. The updated 1003 is required.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789539	xxxxxx	28581036	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 8.16 Years of Experience. Currently holds 4 Properties and has Completed 4 Properties.	Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789539	xxxxxx	28598415	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Property acquired 6 - 12 months from application date: ✓ Lesser of current appraised value or the previous purchase price plus documented improvements (if any) is used. The purchase settlement statement and any invoices for materials/labor will be required. Lender utilized the appraised value. Lender exception in file. Must be approved by the investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 8.16 Years of Experience. Currently holds 4 Properties and has Completed 4 Properties.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors			06/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789539	xxxxxx	28598424	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided				Reviewer Comment (2023-06-16): Unleased/vacant properties and/or individual units are allowed.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789955	xxxxxx	28580919	xxxxxx	xxxxxx	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-06-14): Updated commitment provided	06/14/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789955	xxxxxx	28580983	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 2 Years of Experience. Currently holds 3 Properties and has Completed 3 Properties.	Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789955	xxxxxx	28597876	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note & Note PPP addendum do not reflect the Business Entity. Only reflects the individual. The signature should reflect the Entity by Guarantor. Provide the corrected and executed Note + Addendum, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 2 Years of Experience. Currently holds 3 Properties and has Completed 3 Properties.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789955	xxxxxx	28597919	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per page 1 of the DOT, the loan closed in an Entity. The DOT + Riders signature should reflect the Entity by Guarantor. Provide the corrected and executed DOT + Riders, LOE to borrower, evidence of delivery to the borrower, and Lender's Letter of Intent to Re-record.		Reviewer Comment (2023-06-27): LOE and evidence of delivery provided Reviewer Comment (2023-06-26): Received corrected DOT + Riders and LOI. Pending receipt of LOE to borrower and evidence of delivery to the borrower.	06/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789955	xxxxxx	28597953	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2023-06-14): GA provided	06/14/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789955	xxxxxx	28597977	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Must cover at minimum the loan amount. Provide the RCE.		Reviewer Comment (2023-06-27): Updated HOI provided guaranteed replacement cost Reviewer Comment (2023-06-21): The font type for guaranteed replacement coverage is different than the rest of the email. Provide the RCE. Reviewer Comment (2023-06-16): This is the same as what was already in the file. Reviewer Comment (2023-06-14): The document provided is blank.	06/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789955	xxxxxx	28597987	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	The Guarantor's Percent of Business Ownership does not meet guideline requirements.	Borrower: xxxxxx % of Business Ownership: 50.00%	Personal guaranties (full recourse) must be provided by members representing at least 51% ownership of the entity.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 2 Years of Experience. Currently holds 3 Properties and has Completed 3 Properties.	Reviewer Comment (2023-07-06): Client elects to waive with verified compensation factors			07/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789388	xxxxxx	28584000	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789388	xxxxxx	28584018	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.22 is less than Guideline PITIA months reserves of 6.00.	Foreign National borrowers require a minimum 12 months reserves or 6 months reserves with a 5% LTV reduction. Insufficient assets to cover the minimum reserve requirement were located in the file.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-15): The client elects to waive. Reviewer Comment (2023-06-14): Lender would like to waive			06/15/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787750	xxxxxx	28584303	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The refinance has decreased the borrower's monthly debt payments by 20% or more.	Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787750	xxxxxx	28584342	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement	E-sign Consent Agreement is missing.		Reviewer Comment (2023-06-14): E-Consent provided	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787750	xxxxxx	28584464	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.82826% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.82826%).			Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787750	xxxxxx	28584466	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final xxxxxx)	Evidence of earlier receipt not provided		Reviewer Comment (2023-06-19): SitusAMC received xxxxxx CD received 3 business days prior to consummation. Reviewer Comment (2023-06-15): SitusAMC received evidence however we required initial CD three days prior to closing date. Kindly provide initial Cd three days prior to closing date.	06/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787750	xxxxxx	28597090	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	There is a delivery in file, however it is prior to the completion of the appraisal.		Reviewer Comment (2023-06-14): Delivery provided	06/14/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787750	xxxxxx	28597091	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.34728% or Final Disclosure APR of 10.38200% is equal to or greater than the threshold of APOR 6.35% + 1.5%, or 7.85000%. Non-Compliant Higher Priced Mortgage Loan.	There is a delivery in file, however it is prior to the completion of the appraisal.		Reviewer Comment (2023-06-14): Delivery provided	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787750	xxxxxx	28597092	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	There is a delivery in file, however it is prior to the completion of the appraisal.		Reviewer Comment (2023-06-14): Delivery provided	06/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790674	xxxxxx	28583621	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790674	xxxxxx	28588711	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Coverage must be in an amount equal to or greater than the lesser of the following: • 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements.		Reviewer Comment (2023-06-30): RCE provided by agent Reviewer Comment (2023-06-21): The agency on the HOI is xxxxxx and the provider is xxxxxx. The LOE regarding the RCE was not provided from either of these companies, but from xxxxxx.	06/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790674	xxxxxx	28598276	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the updated mortgage histories through 5.2023 for all mortgages on the credit report.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-22): There isn't a credit supplement in file with the payments through 5.2023 as well as there isn't a page 1270 as only 617 pages were provided to xxxxxx firm. Provide the supplement.			06/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790012	xxxxxx	28586976	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-20): FTP provided	06/20/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790012	xxxxxx	28587022	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-06-20): FTP provided	06/20/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790012	xxxxxx	28587024	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790012	xxxxxx	28597058	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The file is missing the verification of mortgage for the subject property.	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-06): Client elects to waive with verified compensation factors

Reviewer Comment (2023-06-30): The document provided is a GFE vs the Final HUD to show 6 months interest was paid at closing.

Reviewer Comment (2023-06-27): The final, signed HUD for this lien will need to be provided to support 6 months payments collected at closing. Unexecuted documents are not acceptable.

Reviewer Comment (2023-06-23): Completed VOM provided however pending receipt of 6 months cancelled checks for private lender.

Reviewer Comment (2023-06-21): VOM provided, however the property address is not completed as well as VOM is from a private lender. 6 months cancelled checks not provided.

Reviewer Comment (2023-06-20): The VOM provided is still blank. Please try emailing to investor to email to xxxxxx

Reviewer Comment (2023-06-16): The VOM provided is blank as only the signatures are visible.
																	07/06/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789909	xxxxxx	28587800	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx . Appraisal update provided dated xxxxxx : No Damage	Reviewer Comment (2023-06-21): Appraisal update provided dated xxxxxx : No Damage			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789909	xxxxxx	28587816	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789909	xxxxxx	28588045	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx/S-Corp)	The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx .		Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789909	xxxxxx	28594157	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789909	xxxxxx	28594158	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789909	xxxxxx	28594160	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		The property is marked as rural and is ineligible per guidelines.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789909	xxxxxx	28594161	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A payment of $1,337 was added to the DTI for the borrower's primary residence mortgage with xxxxxx. The credit report does not reflect a monthly payment and the DLA is 6/2022. Provide the updated mortgage history through 4.2023 as well as evidence of the monthly mortgage payment.		Reviewer Comment (2023-06-16): A soft pull was provided and all accounts are current.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789909	xxxxxx	28602080	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Not High Cost and Not Higher Priced	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home).	The initial 1003, dec page, for both borrowers reflect intent to occupy.		Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789909	xxxxxx	28602081	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx . (xxxxxx/S-Corp)	Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date xxxxxx , Most Recent Tax Return End Date xxxxxx , Tax Return Due Date xxxxxx .		Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789909	xxxxxx	28602082	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,350.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7507)	The COC does not reflect why a second appraisal was required.	Reviewer Comment (2023-06-22): SitusAMC received valid COC document dated xxxxxx .

Reviewer Comment (2023-06-21): SitusAMC received Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the 2nd Appraisal fee was added. Also, the fee further increased $1,350 from $630 on CD dated xxxxxx . In order to determine if the changed circumstance is valid more information is necessary on reason for the fee added  & increased and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789909	xxxxxx	28602096	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement	Rental income was utilized to qualify. Per guidelines, a lease agreement is required.	Borrower has been employed in the same industry for more than 5 years. Borrower has worked in the same position for more than 3 years. Borrower's monthly mortgage payment has decreased by at least 20%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789909	xxxxxx	28639086	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $1,350.00 exceeds tolerance of $630.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Sufficient cure provided at closing		Reviewer Comment (2023-06-22): Sufficient Cure Provided At Closing		06/22/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789909	xxxxxx	28641069	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-06-22): Client elects to waive			06/22/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789942	xxxxxx	28586038	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		The scored report was not provided		Reviewer Comment (2023-06-16): The credit report was provided.	06/16/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789942	xxxxxx	28586111	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789942	xxxxxx	28586148	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789942	xxxxxx	28586149	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.23494% or Final Disclosure APR of 9.26600% is equal to or greater than the threshold of APOR 6.39% + 2.5%, or 8.89000%. Non-Compliant Higher Priced Mortgage Loan.	The loan is HPML Non Compliant due to missing evidence the borrower received a copy of the appraisals at least 3 business days prior to the loan consummation.	Reviewer Comment (2023-06-26): Delivery of updated appraisal provided

Reviewer Comment (2023-06-23): Previous comments appear to be for the seller vs. xxxxxx. Received the origination appraisal and evidence of delivery. Pending receipt of delivery of the updated appraisal with a completion date of xxxxxx.

Reviewer Comment (2023-06-23): Received origination appraisal. 1) Provide the delivery to borrower for the origination appraisal with a completion date of xxxxxx The email provided is from the AMC with an attachment of borrower receipt. We need to see when the borrower received this appraisal. 2) Provide evidence of delivery of the updated appraisal with a completion date of xxxxxx

Reviewer Comment (2023-06-21): The changes made are not relevant. Per regulations updated appraisals must be delivered to the borrower. It should be further noted that the only appraisal we have in file is dated xxxxxx .

Reviewer Comment (2023-06-16): The date of delivery reflects xxxxxx ; however, the appraisal completion date is xxxxxx . If the appraisal dated xxxxxx was a revised one please provide the original appraisal. Also, please provide evidence that the xxxxxx appraisal was provided to the borrower.
															06/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789942	xxxxxx	28586152	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2023-06-26): Delivery of updated appraisal provided

Reviewer Comment (2023-06-23): Received the origination appraisal and evidence of delivery. Pending receipt of delivery of the updated appraisal with a completion date of xxxxxx.

Reviewer Comment (2023-06-23): Received origination appraisal. 1) Provide the delivery to borrower for the origination appraisal with a completion date of xxxxxx The email provided is from the AMC with an attachment of borrower receipt. We need to see when the borrower received this appraisal. 2) Provide evidence of delivery of the updated appraisal with a completion date of xxxxxx

Reviewer Comment (2023-06-21): The changes made are not relevant. Per regulations updated appraisals must be delivered to the borrower. It should be further noted that the only appraisal we have in file is dated xxxxxx .

Reviewer Comment (2023-06-16): The date of delivery reflects xxxxxx ; however, the appraisal completion date is xxxxxx . If the appraisal dated xxxxxx was a revised one please provide the original appraisal. Also, please provide evidence that the xxxxxx appraisal was provided to the borrower.
															06/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789942	xxxxxx	28586173	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $24,960.00 exceeds tolerance of $15,360.00. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points increased from $15,360.00 on the initial Loan Estimate to $24,960.00 on the final Loan Estimate without a valid change of circumstance.		Reviewer Comment (2023-06-22): SitusAMC received a valid COC. Reviewer Comment (2023-06-21): SitusAMC received COC however the document is blank. Kindly provide a valid COC for the fee increased or provide cure docs. Cure documents consist of Post CD,LOX, Copy of refund check and proof of mailing. Reviewer Comment (2023-06-16): The COC provided is blank	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	D	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789942	xxxxxx	28596617	xxxxxx	xxxxxx	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The file contains a gift letter for the amount of $200,000. The gift letter is missing the date the funds were transferred to the borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-28): Client elects to waive with verified compensation factors			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789942	xxxxxx	28596856	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789942	xxxxxx	28596862	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA report reflects the city as xxxxxx; however, the Note reflects the city as xxxxxx.		Reviewer Comment (2023-06-21): Corrected CDA provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789942	xxxxxx	28599518	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The VOR reflects 3 NSF's occurred, however does not reflect when and # of 30+ days late as 0. If checks bounced, the landlord will need to comment that the payments were still made on time as xxxxxx requires 0x30x12. Further, Section 1 of the VOR is not completed.		Reviewer Comment (2023-06-16): Evidence of 0x30x12 is in the file.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789942	xxxxxx	28663763	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-06-26): Client elects to waive			06/26/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		D	B	D	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789706	xxxxxx	28587184	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-21): FTP provided	06/21/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789706	xxxxxx	28587191	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-06-21): FTP provided	06/21/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789706	xxxxxx	28587200	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789706	xxxxxx	28587299	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The gift letter for the gift of $78,269.79 was dated xxxxxx which was dated after the note date of xxxxxx .		Reviewer Comment (2023-06-21): Loan is NonQM Reviewer Comment (2023-06-16): The gift letter for $78,269.73 is dated xxxxxx which is after closing.	06/21/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789706	xxxxxx	28587300	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (Gift Funds/Gift Funds)	The gift letter for the gift of $78,269.79 was dated xxxxxx which was dated after the note date of xxxxxx .		Reviewer Comment (2023-06-21): Client elects to waive Reviewer Comment (2023-06-21): Exception downgraded to EV2 with compensating factors. Reviewer Comment (2023-06-16): The gift letter for $78,269.73 is dated xxxxxx which is after closing			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789706	xxxxxx	28587463	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 70.00000% exceeds Guideline loan to value percentage of 65.00000%.	xxxxxx Alt Documentation guidelines allow a maximum LTV of 65% for a loan amount up to xxxxxx and credit score of 620. The loan closed with an LTV of 70%. The file contains an Investor exception.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-13): Client elects to waive with verified compensation factors			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789706	xxxxxx	28593060	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Maximum Loan Amount discrepancy.	Note loan amount of xxxxxx is greater than Guideline maximum loan amount of $1,500,000.00.	xxxxxx Alt Documentation guidelines allow for a maximum loan amount of $1,500,000 for the P&L Only program. The loan closed with a loan amount of xxxxxx	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789706	xxxxxx	28593061	xxxxxx	xxxxxx	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 654 is less than Guideline representative FICO score of 660.	xxxxxx Alt Documentation guidelines require a minimum score of 660 for the P&L Only program The loan closed with a score of 654.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789706	xxxxxx	28599595	xxxxxx	xxxxxx	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The Gift Letter for $200,000 is not dated by the donor.		Reviewer Comment (2023-06-16): A dated gift letter was provided.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790434	xxxxxx	28586238	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 1.16 Years of Experience. Currently holds 2 Properties and has Completed 2 Properties.	Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790434	xxxxxx	28586247	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Lender exception in file. Must be approved by the investor.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 1.16 Years of Experience. Currently holds 2 Properties and has Completed 2 Properties.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors			06/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789630	xxxxxx	28587029	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789630	xxxxxx	28587130	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789630	xxxxxx	28602494	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided		Must reflect sufficient dwelling coverage per guidelines		Reviewer Comment (2023-06-21): Dwelling coverage provided Reviewer Comment (2023-06-16): The same Commercial General Liability Insurance was provided. Please provide the Homeowner's Insurance declaration page.	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789630	xxxxxx	28602561	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-16): A gap report was provided.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790335	xxxxxx	28587776	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790335	xxxxxx	28587851	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.53953% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .53953%).			Reviewer Comment (2023-06-13): Client elect to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788275	xxxxxx	28586323	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-21): FTP provided	06/21/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	788275	xxxxxx	28586325	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	788275	xxxxxx	28603535	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-06-21): FTP provided	06/21/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	789524	xxxxxx	28587537	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	B	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789524	xxxxxx	28598017	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 1007 Rent Schedule. Fee Amount of $275.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7543)	The 1007 Comparable Rent Schedule Fee increased from $0.00 on the initial Loan Estimate to $275.00 on the Closing Disclosure dated xxxxxx without a valid change of circumstance.	Reviewer Comment (2023-06-22): SitusAMC received valid Changed Circumstance on xxxxxx .

Reviewer Comment (2023-06-20): SitusAMC received Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check

Reviewer Comment (2023-06-16): SitusAMC received Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the fee was added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789338	xxxxxx	28591549	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789338	xxxxxx	28591829	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor Test	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The loan does not meet the Safe Harbor requirements due to the appraisal report shows a different lender than what is on the note.		Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789338	xxxxxx	28591834	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided at Application but within Three Days)	New York Subprime Loan: Counseling Disclosure not provided to borrower at the time of application, but within three days of application.	The Counseling Disclosure was provided to the borrower on xxxxxx which was one day after the application date of xxxxxx .		Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789338	xxxxxx	28598589	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan of 9.15781% or Final Disclosure APR of 9.16100% is in excess of allowable threshold of Prime Mortgage Market Rate 6.39000 + 1.75%, or 8.14000%. Compliant SubPrime Loan.			Reviewer Comment (2023-06-13): Client elects to waive			06/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789338	xxxxxx	28598592	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	Flags not cleared for Risk indicator in first section, 1 in second section, and 5 in 4th section.		Reviewer Comment (2023-06-16): Evidence the red-flags were addressed was provided.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787597	xxxxxx	28591370	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787597	xxxxxx	28591371	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.22653% or Final Disclosure APR of 9.32100% is equal to or greater than the threshold of APOR 6.39% + 1.5%, or 7.89000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2023-06-15): Appraisal delivery status was provided.	06/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787597	xxxxxx	28591373	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx			Reviewer Comment (2023-06-15): Appraisal delivery status was provided.	06/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787597	xxxxxx	28591374	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.06651% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .06651%).			Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787597	xxxxxx	28591376	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 9.22653% or Final Disclosure APR of 9.32100% is in excess of allowable threshold of Prime Mortgage Market Rate 6.35000 + 1.75%, or 8.10000%. Non-Compliant SubPrime Loan.			Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787597	xxxxxx	28591403	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787597	xxxxxx	28591495	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-06-15): The e-Sign Agreement was provided.	06/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787597	xxxxxx	28598075	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787597	xxxxxx	28598076	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-06-15): Evidence of appraisal delivery was provided.	06/15/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787597	xxxxxx	28598077	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided within Three Days of Application)	New York Subprime Loan: Counseling Disclosure not provided to borrower within three days of application.	New York Subprime Loan: Counseling Disclosure not provided to borrower within three days of application.		Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787597	xxxxxx	28598157	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $825.00 exceeds tolerance of $675.00. Insufficient or no cure was provided to the borrower. (7506)	The appraisal fee increased on the Loan Estimate dated xxxxxx without a valid change of circumstance. No cure provided on final closing disclosure in file.		Reviewer Comment (2023-06-19): SitusAMC received Corrected PCCD, Letter of Explanation, Proof of Delivery and Copy of Refund Check.		06/19/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787597	xxxxxx	28602796	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Cancelled checks were provided for the borrower's primary residence, however a VOR or lease verifying payment and terms was not provided.		Reviewer Comment (2023-06-16): A VOR was provided.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787597	xxxxxx	28602919	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Individual Originator License Status Not Approved	Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.	Per the NMLS, the loan officer is not licensed in the xxxxxx as of xxxxxx .		Reviewer Comment (2023-07-12): SitusAMC received attestation that the individual LO was not engaged in any of these MLO activities during the days xxxxxx e was not licensed during the loan, from xxxxxx to the close date of xxxxxx Reviewer Comment (2023-06-15): The same LO from the initial application was used throughout the entire process of the loan and is reflected on both the Note and Mortgage. The regulation requires the LO to be licensed throughout the entire loan process with no gaps in the license. The LO license has expired since xxxxxx and the loan closed on xxxxxx .	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789389	xxxxxx	28590739	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789389	xxxxxx	28598755	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-16): An UDN was provided	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790866	xxxxxx	28590758	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	B	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790866	xxxxxx	28599030	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Charge-offs / Balance: 51337.00	The guidelines require all charge-off accounts to be paid in full on or before closing. The credit report reflects an open charge-off with a balance of $51,337. The credit report does reflect the account has been in dispute; however, the guidelines only allow for an exclusion when the account is a collection account with documented disputes. The account is an installment loan and is non real estate.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-14): Client elects to waive			06/14/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	B	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790866	xxxxxx	28599039	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-06-28): CDA received Reviewer Comment (2023-06-26): The CDA provided is not for the subject property.	06/28/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	B	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789769	xxxxxx	28590184	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-28): Client elects to waive			06/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789769	xxxxxx	28590210	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789769	xxxxxx	28590212	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State Defect	New Jersey Prepayment Penalty	New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law.			Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789769	xxxxxx	28599650	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		The bank account ending in 5765 that was used for closing/reserves for the subject transaction has a $28,500 deposit on xxxxxx that the loan file does not contain supporting documentation as to the source of these funds.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-28): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-28): Lender would like to waive Reviewer Comment (2023-06-21): 10% of the total amount required to close is $15,358.56. The deposit is over that amount and requires the source documentation. Reviewer Comment (2023-06-20): Per guidelines, under asset analysis, page 69, supporting documentation should be obtained for single, unexplained deposits exceeding 50% of the borrower's gross monthly qualifying income for the loan.			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789769	xxxxxx	28608454	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789769	xxxxxx	28608481	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The LOE in file reflects the borrower's primary residence is under the spouse name only. The Fraud Report does not reflect any ownership in any property. Provide evidence that the borrower is vested owner on the primary residence and the Note to verify not obligated to the mortgage lien. If vested, taxes and insurance are required to be added to the DTI as vested owners will need to sTILl pay for these times. If not a vested owner, the 1003 needs to be updated to reflect living rent free as well as an exception will need to be granted for FTHB on an Investment property as they are only allowed on Primary Residences per guidelines.		Reviewer Comment (2023-06-21): Additional documents provided Reviewer Comment (2023-06-20): DOT provided for vested interest. Provide the Note to support not obligated to the mortgage along with evidence of taxes and insurance, and HOA if applicable.	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789131	xxxxxx	28591938	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789131	xxxxxx	28592301	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.28928% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.28928%).			Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789131	xxxxxx	28602117	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-06-16): E-Sign Consent Agreement was provided	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789131	xxxxxx	28602145	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.99 is less than Guideline PITIA months reserves of 6.00.		Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors			06/20/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790276	xxxxxx	28590727	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790276	xxxxxx	28590885	xxxxxx	xxxxxx	Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	Disclosure: E-Sign Consent Agreement			Reviewer Comment (2023-06-29): EConsent provided	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790276	xxxxxx	28590958	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 10.14615% or Final Disclosure APR of 10.23900% is equal to or greater than the threshold of APOR 6.66% + 2.5%, or 9.16000%. Non-Compliant Higher Priced Mortgage Loan.	The loan is HPML Non Compliant due to missing evidence the borrower received a copy of the appraisals at least 3 business days prior to the loan consummation.	Reviewer Comment (2023-07-14): Delivery received

Reviewer Comment (2023-07-11): Received the origination appraisal and delivery of origination appraisal. Pending receipt of delivery of the updated appraisal dated xxxxxx

Reviewer Comment (2023-07-06): The delivery provided is dated xxxxxx which is prior to the completion date of the appraisal report in file dated xxxxxx . The appraisal cannot be delivered prior to the completion of the report.

Reviewer Comment (2023-06-29): A waiver is not allowed on HPML loans. The appraisal must be delivered to the borrower within 3 business days prior to consummation. Further, it should be further noted, this condition also pertains to the appraisal not being completed prior to closing.
															07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790276	xxxxxx	28590961	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.51642% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.51642%).			Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790276	xxxxxx	28590962	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained prior to consummation.	The appraisal completion date is xxxxxx which is the day of consummation.		Reviewer Comment (2023-07-11): Origination appraisal and delivery of origination appraisal received. Reviewer Comment (2023-07-06): This condition does not pertain to appraisal delivery but the fact that the appraisal in file dated xxxxxx was not completed prior to consummation. Reviewer Comment (2023-06-29): A waiver is not allowed on HPML loans. The appraisal must be delivered to the borrower within 3 business days prior to consummation. Further, it should be further noted, this condition also pertains to the appraisal not being completed prior to closing.	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790276	xxxxxx	28602604	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790276	xxxxxx	28602605	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790276	xxxxxx	28602606	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	Reviewer Comment (2023-07-14): Delivery received

Reviewer Comment (2023-07-11): Received the origination appraisal and delivery of origination appraisal. Pending receipt of delivery of the updated appraisal dated xxxxxx

Reviewer Comment (2023-07-06): The delivery provided is dated xxxxxx which is prior to the completion date of the appraisal report in file dated xxxxxx . The appraisal cannot be delivered prior to the completion of the report.

Reviewer Comment (2023-06-29): A waiver is not allowed on HPML loans. The appraisal must be delivered to the borrower within 3 business days prior to consummation.
															07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790276	xxxxxx	28602640	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx, Address: xxxxxx Form 1007 or 1025, with Market Rents, Verification of Security Deposit Other	The lender used rental income for the departing residence located on xxxxxx to qualify the loan. The guidelines require a Single Family Comparable Rent Schedule and proof of receipt of the damage deposit and first months' rent, which were not provided. The lender indicated the property located on xxxxxx is owned free and clear; however, the file contains a fraud report and security instrument that indicates there is a loan in the amount of xxxxxx associated with the property. The security instrument reflects the loan is a balloon with the final payment not due unTIL xxxxxx; however, the document does not indicate whether there are any interest payments due prior to the balloon date. A copy of the note to verify no payments are required should be provided or a verification of mortgage for the payments and payment added to DTI is required.	Reviewer Comment (2023-07-12): Verification of deposit and security deposit provided along with receipt

Reviewer Comment (2023-07-10): Per the lease agreement, 1 month rent is $7,500 and security deposit is $9,000 which equals $16,500. The bank statement provided just reflects deposit and is for $22,500.

Reviewer Comment (2023-07-06): Executed Note received. Pending receipt of rent receipt and security deposit

Reviewer Comment (2023-06-29): 1) 1007 received 2) Rent receipt and security deposit not found. Please try uploading again 3) Provide the executed Note for the $170K lien with 1 xxxxxx payment.
															07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790276	xxxxxx	28684934	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-29): Client elects to waive			06/29/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790276	xxxxxx	28686461	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The lender uTILized the lease amount on the departure residence to qualify without 2 months rent receipts. The 1007 came in at $6,400. UTILizing the lower income, the DTI of 52% would exceed 50% max. Investor exception will be required to uTILize the lease rents.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-10): Security deposit is not considered a rent receipt per guidelines. In order to use the higher amount, 2 months of rent receipts are required. The investor will need to gran an exception to uTILize the higher lease amount.			07/19/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790276	xxxxxx	28759627	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-07-14): Client elects to waive			07/14/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790207	xxxxxx	28591754	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-21): The client elects to waive. Reviewer Comment (2023-06-15): Client elects to waive			06/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790207	xxxxxx	28608507	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		A signed letter from a CPA or borrower must also be obtained verifying that the withdrawal of funds for the transaction will not have a negative impact on the business.		Reviewer Comment (2023-06-16): Borrower LOE was provided.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790207	xxxxxx	28608598	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.94 is less than Guideline PITIA months reserves of 8.00.	Business funds are limited to the ownership % of the borrower.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-21): The client elects to waive Reviewer Comment (2023-06-20): Additional owners giving full access to funds has no bearing on this. Per the guidelines, the usage of business funds is limited to the owners % amount.			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	788099	xxxxxx	28588778	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 2.33 Years of Experience. Currently holds 2 Properties and has Completed 2 Properties.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	788099	xxxxxx	28592949	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement in file was not fully executed. Please provide an executed copy.		Reviewer Comment (2023-06-16): An executed operating agreement was provided.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	788099	xxxxxx	28592978	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	xxxxxx CU 1.0. xxxxxx not eligible for rep and warrant. Due to discrepancy, secondary valuation is required.		Reviewer Comment (2023-06-30): CDA provided	06/30/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	786625	xxxxxx	28591026	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786625	xxxxxx	28591602	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.91297% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .91297%).			Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786625	xxxxxx	28591607	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $450.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Cure nor valid COC provided	Reviewer Comment (2023-06-22): SitusAMC received LOX.

Reviewer Comment (2023-06-19): SitusAMC is unable to determine from the file whether the lender or title company required the survey. If the lender required the survey fee then a cure is due to the borrower. If the borrower-chosen service provider further outsourced the Survey Fee, an attestation or comment on exception from the seller is needed. The attestation letter should confirm that the service was outsourced by the borrower-chosen provider. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.
															06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786625	xxxxxx	28603432	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Two years of employment was not verified.		The Borrower has not been self employed with the current company for two years that bank statements were used to qualify. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-15): Client elects to waive with verified compensation factors			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786625	xxxxxx	28603503	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Large deposits were not sourced and/or letter of explanation was not provided.		The business bank statements in file used for income qualification reflect large deposits that were not source/explained on the 08.2022 statement in the amount of $8011.25, $7507.50 and the 09.2022 statement in the amount of $7556.25. Upon receipt and review of provided documentation additional exceptions may apply.		Reviewer Comment (2023-06-20): Deposits are not >50% of the average monthly sales. However, deposits are > 50% of the borrowers average income for asset usage. Backed out deposits from assets.	06/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786625	xxxxxx	28608826	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)	The delivery receipt in file reflects the appraisal report was sent to the borrower prior to completion of the report.		Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786625	xxxxxx	28608827	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.65350% or Final Disclosure APR of 9.66900% is equal to or greater than the threshold of APOR 6.42% + 1.5%, or 7.92000%. Non-Compliant Higher Priced Mortgage Loan.	The delivery receipt in file reflects the appraisal report was sent to the borrower prior to completion of the report.		Reviewer Comment (2023-06-29): Delivery provided Reviewer Comment (2023-06-26): The same document was provided that was previously provided. An appraisal cannot be sent prior to the completion. We received the origination appraisal and evidence of delivery of that appraisal. We need evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower. Reviewer Comment (2023-06-23): Origination appraisal and delivery received. Pending receipt of updated appraisal delivery evidence to the borrower.	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786625	xxxxxx	28608828	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	The delivery receipt in file reflects the appraisal report was sent to the borrower prior to completion of the report.		Reviewer Comment (2023-06-29): Delivery provided Reviewer Comment (2023-06-26): The same document was provided that was previously provided. An appraisal cannot be sent prior to the completion. We received the origination appraisal and evidence of delivery of that appraisal. We need evidence the updated appraisal with a completion date of xxxxxx was delivered to the borrower. Reviewer Comment (2023-06-23): Origination appraisal and delivery received. Pending receipt of updated appraisal delivery evidence to the borrower.	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786625	xxxxxx	28608829	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $175.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)	The COC does not reflect why the 1004D was required		Reviewer Comment (2023-06-20): SitusAMC received valid COC document.	06/20/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786625	xxxxxx	28637433	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $162.00 exceeds tolerance of $0.00 plus 10% or $0.00. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx			Reviewer Comment (2023-06-22): Sufficient Cure Provided At Closing		06/22/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786625	xxxxxx	28637434	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)			Reviewer Comment (2023-06-22): Sufficient Cure Provided At Closing		06/22/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	786625	xxxxxx	28685058	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-06-29): Client elects to waive			06/29/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	786775	xxxxxx	28592104	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	786775	xxxxxx	28592115	xxxxxx	xxxxxx	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject hazard insurance policy number is missing from evidence of insurance.			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	786775	xxxxxx	28596387	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	xxxxxx CU is 1.0. xxxxxx not eligible for rep and warrant. Due to the conflicting information, and secondary valuation is required.		Reviewer Comment (2023-07-07): CDA provided	07/07/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	786775	xxxxxx	28607051	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Credit	Miscellaneous Credit (Non-Material):		The Note does not reflect the Guarantor Name. Only reflects the Entity name. The signature block should reflect the Entity by Guarantor. Provide the corrected and executed Note + PPP addendum, LOE to borrower, and evidence of delivery to the borrower.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-11): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-07): Received corrected Note and PPP. Pending receipt of LOE to borrower to clear (signature evidences delivery).			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	786775	xxxxxx	28607056	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT do not reflect the Guarantor Name. Only reflects the Entity name. The signature block should reflect the Entity by Guarantor. Provide the corrected and executed DOT, LOE to borrower, evidence of delivery to the borrower., and Lender's Letter of Intent to Re-Record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-12): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-12): Corrected assignments of leases and rents rider provided. The document provided not the LOE to borrower but LOI. Provide the LOE to borrower to clear. Reviewer Comment (2023-07-11): Additional trailing documents not located. Please try uploading again. Reviewer Comment (2023-07-07): Received corrected DOT and LOI. Pending receipt of LOE to borrower and corrected and executed DOT rider assignments of leases and rents. (signature evidences delivery).			07/12/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	786775	xxxxxx	28607080	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the LLC.		Reviewer Comment (2023-07-12): Deed provided Reviewer Comment (2023-07-11): Additional trailing documents not located. Please try uploading again.	07/12/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	786775	xxxxxx	28607087	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title Policy: City does not match the Note.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-22): Client elects to waive with verified compensation factors			06/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	786775	xxxxxx	28607122	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Flood Cert: Address does not match the Note.		Reviewer Comment (2023-07-07): Updated flood cert provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	786775	xxxxxx	28721566	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA: Second unit is missing from address and city does not match the Note.		Reviewer Comment (2023-07-18): Corrected CDA provided Reviewer Comment (2023-07-13): The updated CDA provided did not correct the City Reviewer Comment (2023-07-12): The attached cert is not acceptable. All addresses must match. Reviewer Comment (2023-07-11): Additional trailing documents not located. Please try uploading again.	07/18/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	790243	xxxxxx	28597202	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790243	xxxxxx	28597615	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Operating Agreement in file is missing pages. Please provide a complete and executed copy.		Reviewer Comment (2023-06-27): Ops Agreement provided	06/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790243	xxxxxx	28597819	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the Wire Ticket to the Settlement Agent.		Reviewer Comment (2023-06-16): Th Wire Trade Ticket was provided.	06/16/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790243	xxxxxx	28612106	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the Investment Affidavit and provide the Property Management Questionnaire.		Reviewer Comment (2023-06-16): The Property Management Questionnaire was provided.	06/16/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	787370	xxxxxx	28595796	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787370	xxxxxx	28595964	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.01691% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .01691%).			Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787370	xxxxxx	28603587	xxxxxx	xxxxxx	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The file contains a gift letter for the amount of $100,000; however, the letter did not provide the date the funds were transferred as required by guidelines.		Reviewer Comment (2023-06-29): Updated gift letter received. Reviewer Comment (2023-06-29): The updated gift letter provided is not dated by the donor.	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787370	xxxxxx	28603591	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Program Guidelines require the borrower has been in business for a minimum of 2 years.	The guidelines require the borrower to be self-employed for at least 2 years. Per the business entity search the borrower has only been in business since xxxxxx , which does not meet the 2 year history. The file contains an Investor exception.	Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-15): Client elects to waive with verified compensation factors			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787370	xxxxxx	28609006	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $3,041.00 exceeds tolerance of $1,647.00 plus 10% or $1,811.70. Insufficient or no cure was provided to the borrower. xxxxxx	SSPL provider was uTILized. Cure nor valid COC provided	Reviewer Comment (2023-06-29): SItusAMC received updated valid Changed Circumstance on xxxxxx .

Reviewer Comment (2023-06-22): SitusAMC received Changed Circumstance and SSPL dated xxxxxx indicates "Title Company and Title fees updated", but it does not give sufficient information on why the Title company and the fees were updated. In order to determine if the changed circumstance is valid more information is necessary on reason for the changes and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-06-21): SitusAMC: On Final CD dated xxxxxx for the Title fees were disclosed in Section C and fees on CD were paid to "xxxxxx" same as selected from SSPL provider list. Hence, the fee automatically default under 10% tolerance testing and the fees are exceeds 10% tolerance in the amount of $1,229.30. Please provide refund cure with consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.
															06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790362	xxxxxx	28596947	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790362	xxxxxx	28596948	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.62723% or Final Disclosure APR of 8.70200% is equal to or greater than the threshold of APOR 6.46% + 1.5%, or 7.96000%. Non-Compliant Higher Priced Mortgage Loan.	The delivery in file reflects the borrower received the appraisal on xxxxxx which is not 3 business days prior to closing		Reviewer Comment (2023-06-22): Origination appraisal provided along with delivery Reviewer Comment (2023-06-21): The delivery provided reflects xxxxxx The delivery cannot be prior to the appraisal report completion. The only report we have in file is dated xxxxxx	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790362	xxxxxx	28596949	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx	The delivery in file reflects the borrower received the appraisal on xxxxxx which is not 3 business days prior to closing		Reviewer Comment (2023-06-22): Origination appraisal provided along with delivery Reviewer Comment (2023-06-21): The delivery provided reflects xxxxxx The delivery cannot be prior to the appraisal report completion. The only report we have in file is dated xxxxxx	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790362	xxxxxx	28596950	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	New York Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790362	xxxxxx	28596952	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 8.62723% or Final Disclosure APR of 8.70200% is in excess of allowable threshold of Prime Mortgage Market Rate 6.39000 + 1.75%, or 8.14000%. Non-Compliant SubPrime Loan.	The loan is Non Compliant as a New York Subprime loan due to missing evidence the borrower received a copy of the New York Counseling Disclosure.		Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790362	xxxxxx	28597067	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790362	xxxxxx	28603965	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,100.00 exceeds tolerance of $675.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $675.00 on the initial Loan Estimate to $1,100.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-06-22): SitusAMC received Post CD,LOX, Copy of refund check and proof of mailing.		06/22/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790362	xxxxxx	28643442	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of revised valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-06-22): Client elects to waive			06/22/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789548	xxxxxx	28597546	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789548	xxxxxx	28604277	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-21): Gap provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789548	xxxxxx	28604352	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Lease Agreement	The loan file is missing the lease agreement for the subject property. Borrower's LOE states that the property is leased.		Reviewer Comment (2023-06-21): Lease Agreement provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789548	xxxxxx	28604361	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The loan file does not document that 2022 taxes have been paid. Investor exception in file.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-21): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-21): Exception provided, however comp factors are incorrect. Reserves do not exceed the requirement by 10 months or more			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789548	xxxxxx	28611780	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The most recent YTD P&L dated 5/2023 is not signed and dated by the borrower. Further, the personal & business returns were not signed by the borrower nor evidence of filing provided.		Reviewer Comment (2023-06-30): Signed and dated documents provided Reviewer Comment (2023-06-23): Proof of filing provided. However, sTILl pending receipt of personal and business returns being signed and dated by the borrower along with the most recent YTD P&L signed and dated by the borrower.	06/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789548	xxxxxx	28611795	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HOI and Flood Insurance polices do not reflect the Entity as insured.		Reviewer Comment (2023-06-28): Updated polices provided	06/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790740	xxxxxx	28602819	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790740	xxxxxx	28611984	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The application does not list any non-credit qualifying Guarantors. A second individual signed the Guarantor Agreement, however credit documents were not provided for this individual (i.e. application, ID, credit report, OFAC, Background Report, Business Purpose and Non-Owner Occupancy Cert, etc).	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-22): Please review the original condition. The application does not list any non-credit qualifying Guarantors. Therefore all requested documents are required.			06/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790740	xxxxxx	28611985	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 5/2023 and 4/2023 mortgage payment for xxxxxx & the 4/2023 & 5/2023 mortgage payment for both Local Government HELOCS on the credit report.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors			06/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789520	xxxxxx	28596971	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-15): Client elects to waive			06/15/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789520	xxxxxx	28601521	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	xxxxxx CU 1.0, xxxxxx not eligible for rep and warrant. Due to this a secondary valuation is required.		Reviewer Comment (2023-06-29): CDA received Reviewer Comment (2023-06-26): CDA will be ordered	06/29/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789520	xxxxxx	28601565	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	OFAC was not checked and required per guidelines.	Credit Report: Original // Borrower: xxxxxx	Non-Qualifying Guarantors require an OFAC check performed per guidelines		Reviewer Comment (2023-06-27): OFAC provided	06/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789520	xxxxxx	28601634	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-27): Client elects to waive with verified compensation factors. OFAC Check completed on borrower			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789520	xxxxxx	28601652	xxxxxx	xxxxxx	Credit	Business Purpose	General	Business Purpose	Verification of Borrower's identity is missing.	Borrower: xxxxxx		Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-27): Client elects to waive with verified compensation factors. OFAC Check completed on borrower			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789520	xxxxxx	28612060	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the updated mortgage histories for all liens on credit through 5.2023	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-27): Client elects to waive with verified compensation factors			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789520	xxxxxx	28612069	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-26): Investor can elect to waive			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789520	xxxxxx	28612078	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Unit number missing from borrower insurance policy.		Reviewer Comment (2023-06-26): Updated policy provided	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789520	xxxxxx	28612080	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit number is missing		Reviewer Comment (2023-06-26): Updated flood cert provided	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789509	xxxxxx	28595919	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least 40 points.

													Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789509	xxxxxx	28595923	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-16): The client elects to waive			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789509	xxxxxx	28596029	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789509	xxxxxx	28596030	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7505)	Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Sufficient cure was provided to the borrower at Closing		Reviewer Comment (2023-06-13): Sufficient Cure Provided At Closing		06/13/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790269	xxxxxx	28597187	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790269	xxxxxx	28602987	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.				Reviewer Comment (2023-06-21): Updated HOI provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790269	xxxxxx	28602994	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.66 is less than Guideline PITIA months reserves of 2.00.		Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-23): Cash to close is calculated as funds to close + EMD + POCB fees + any adjustments/gifts/1031 on Final xxxxxx D/Settlement Statement Reviewer Comment (2023-06-21): The amount reflected is based off the ITIA amount. Borrower is short reserves.			06/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790269	xxxxxx	28603040	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided				Reviewer Comment (2023-06-21): Perm Resident card provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789167	xxxxxx	28602685	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788614	xxxxxx	28600757	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-16): The client elects to waive			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788614	xxxxxx	28607119	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-21): Gap Report provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788614	xxxxxx	28607156	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 80.00000% exceeds Guideline loan to value percentage of 75.00000%.	The Lender used 100% gift funds, which allows for a maximum LTV of 75%. The loan closed with an LTV of 80%. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788614	xxxxxx	28607166	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Lender used 100% gifts to qualify the loan. The guidelines require standard documentation or 24-month bank statement program when using 100% of gifts. The loan closed using 12-month bank statement program. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787981	xxxxxx	28601897	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787981	xxxxxx	28602106	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.32013% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .32013%).			Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		B	B	B	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787981	xxxxxx	28607414	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided)	New York Subprime Loan: Counseling Disclosure not provided to borrower.			Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	No obvious cure	B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787981	xxxxxx	28607415	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage)	New York Subprime Loan: Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law.			Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Provide the following: Letter of Explanation, corrected Mortgage (with required Legend), and proof of mailing. Best Practice would be to have signed and re-recorded Mortgage. (This will overwrite the existing Exception Remediation which reads: Provide the following: Corrected Mortgage (with required Legend), Letter of Explanation, and Proof of Delivery. Best Practice would be to have signed and re-recorded Mortgage.).	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	787981	xxxxxx	28607416	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Non-Compliant	New York Subprime Loan: APR on subject loan of 8.23073% or Final Disclosure APR of 8.32300% is in excess of allowable threshold of Prime Mortgage Market Rate 6.42000 + 1.75%, or 8.17000%. Non-Compliant SubPrime Loan.	The loan is Non Compliant as a New York Subprime loan due to missing evidence the borrower received a copy of the New York Counseling Disclosure.		Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789939	xxxxxx	28601187	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789939	xxxxxx	28601233	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789939	xxxxxx	28601234	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789939	xxxxxx	28601235	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.90100% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .90100%).			Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789939	xxxxxx	28601238	xxxxxx	xxxxxx	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 713 is less than Guideline representative FICO score of 720.	The guidelines require a score of 720 for using an escrow waiver. The loan closed with a score of 713. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789939	xxxxxx	28607904	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The hazard insurance reflects the subject address as xxxxxx however, the note reflects the address as xxxxxx		Reviewer Comment (2023-07-07): Updated HOI provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789939	xxxxxx	28607906	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate reflects the subject city as xxxxxx; however, the note reflects the city as xxxxxx		Reviewer Comment (2023-07-07): Updated flood cert provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789939	xxxxxx	28607911	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The CDA reflects the subject address as 1627; however, the note reflects the address as xxxxxx		Reviewer Comment (2023-07-07): Updated CDA provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	787971	xxxxxx	28603018	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	787971	xxxxxx	28606627	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Project is not 40% owner occupied. Investor exception is in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790475	xxxxxx	28602266	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-16): The client elects to waive.			06/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790475	xxxxxx	28625199	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception to uTILize the xxxxxx rental income even though occupancy rate is only 58% which does not meet the guideline requirement.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elect to waive with verified compensation factors			06/20/2023	2		B		B		B		B		B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790786	xxxxxx	28602998	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	789919	xxxxxx	28606340	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789919	xxxxxx	28624935	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		Living Rent-Free: Borrowers that do not have the required housing payment history are sTILl eligible to qualify for a purchase transaction of a primary residence so long as they are living rent free with a Relative and provide a Letter of explanation (LOE) executed by such Relative confirming that there xxxxxx s no monthly obligation. The LOE in file does not state the relationship to the borrowers.		Reviewer Comment (2023-06-22): Updated LOE provided	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789919	xxxxxx	28624937	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		If WVOE is completed by whom has the same family name as borrower, LOE from employer regarding relationship with borrower is required. If borrower is employed by family, they are ineligible		Reviewer Comment (2023-06-22): LOE provided	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788969	xxxxxx	28602354	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788969	xxxxxx	28602647	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.81842% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .81842%).			Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788969	xxxxxx	28624980	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	The preparer must attest they have prepared the borrower’s most recent tax return. The CPA letter in file does not verify this.		Reviewer Comment (2023-06-29): Updated CPA letter provided Reviewer Comment (2023-06-28): No new trailing documents found. Please try uploading again directly to xxxxxx. Reviewer Comment (2023-06-28): No new trailing documents found. Please try uploading again. Reviewer Comment (2023-06-21): The CPA letter provided only verifies that the returns were filed, not that the CPA prepared them.	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790613	xxxxxx	28606305	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790613	xxxxxx	28606309	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Subject address unit number is missing from the blanket policy.		Reviewer Comment (2023-06-26): Updated blanket provided	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790613	xxxxxx	28606310	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Subject address unit number is missing from Flood Certification.		Reviewer Comment (2023-06-22): Updated Flood Cert provided	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790613	xxxxxx	28626172	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 5.2023 mortgage payment for the borrower's primary residence and subject property.		Reviewer Comment (2023-06-22): Supplement provided	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790613	xxxxxx	28626179	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The CPL and Title do not reflect the unit number vs. all other documents.		Reviewer Comment (2023-06-22): Updated CPL and Title provided	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789182	xxxxxx	28607029	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789182	xxxxxx	28608328	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2023-06-21): HOA questionnaire provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789182	xxxxxx	28626334	xxxxxx	xxxxxx	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		HO6 is missing the ISAOA		Reviewer Comment (2023-06-22): Updated HOI provided	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790170	xxxxxx	28607454	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790170	xxxxxx	28607460	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-06-21): Fraud report provided Reviewer Comment (2023-06-21): No new documents received. Please try uploading again.	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790170	xxxxxx	28608963	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	Missing Document: OFAC not provided				Reviewer Comment (2023-06-21): OFAC on fraud report	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787136	xxxxxx	28606265	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787136	xxxxxx	28609127	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		The file does not contain an approval document. The file does contain a 1008; however, it does not reflect the underwriter's name.		Reviewer Comment (2023-06-21): Approval provided	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787136	xxxxxx	28626540	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide evidence of the 5.2023 mortgage payment for the borrower's primary residence.		Reviewer Comment (2023-06-29): Updated history provided Reviewer Comment (2023-06-28): No new trailing documents found. Please try uploading again directly to xxxxxx. Reviewer Comment (2023-06-28): No new trailing documents found. Please try uploading again. Reviewer Comment (2023-06-21): The supplement provided is for the property on xxxxxx. The condition is calling for the updated history on the borrower's primary residence which the lien holder is xxxxxx.	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787136	xxxxxx	28626589	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for investor concentration at 96%, however comp factors are incorrect. DSCR is not > 1.15 and credit score is not 30+ points above the minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-21): Client elects to waive with verified compensation factors			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787136	xxxxxx	28626594	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file for blanket flood policy not covering inside of units and no individual flood insurance obtained, however comp factors are incorrect. DSCR is not > 1.15 and credit score is not 30+ points above the minimum.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-21): Client elects to waive with verified compensation factors			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787136	xxxxxx	28626600	xxxxxx	xxxxxx	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		HO6 is missing the ISAOA		Reviewer Comment (2023-06-29): Updated HO6 provided Reviewer Comment (2023-06-28): No new trailing documents found. Please try uploading again directly to xxxxxx. Reviewer Comment (2023-06-28): No new trailing documents found. Please try uploading again. Reviewer Comment (2023-06-22): The update HOI no longer reflets the Entity as insured.	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789401	xxxxxx	28614247	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789401	xxxxxx	28614957	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Condo project has less than 40% of units owner occupied. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive with verified compensation factors			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789401	xxxxxx	28626441	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		Assignments of Leases and Rents Rider was not provided. This is a separate rider outside of the 1-4 Rider per the DOT.		Reviewer Comment (2023-06-21): Rider provided Reviewer Comment (2023-06-21): No new documents received. Please try uploading again.	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789477	xxxxxx	28614986	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Address: xxxxxx Address: xxxxxx Statement Tax Verification Statement	The loan file is missing a mortgage statement for REO properties: xxxxxx & xxxxxx and to reflect the correct mortgage amounts are associated with the properties along with verifying if all property charges (taxes, insurance) are included in the payments. Upon receipt and review of provided documentation additional conditions may apply. Also, missing evidence of taxes for the property on xxxxxx	Reviewer Comment (2023-07-06): Tax Cert for xxxxxx provided

Reviewer Comment (2023-07-05): Please try uploading the Tax Cert for xxxxxx directly. STILl not received.

Reviewer Comment (2023-07-05): No new documents were provided for xxxxxx Property profile report reflects borrower is not the current owner for xxxxxx property.

Reviewer Comment (2023-07-01): Per previous comments, the 1003 is not evidence of PITIA. If the lender is aware of what the exact PITIA is as stated in the comments on xxxxxx, then supportive documentation should be available.

Reviewer Comment (2023-06-23): Being a Non-QM loan does not mean the loan does not have LE's and CD's. If the property is an investment, it can closed with a HUD-1, CD, or Final Settlement Statement. A 1003/1008 is not evidence of PITIA. The documents will need to be provided. Further taxes were not provided for xxxxxx

Reviewer Comment (2023-06-21): A 1003/1008 is not evidence of PITIA. The documents will need to be provided. Further taxes were not provided for xxxxxx

Reviewer Comment (2023-06-21): Statement provided for xxxxxx. 1) The 1008 does not clear the xxxxxx Property. This property was added on the 1003 with no evidence property is under contract. Even so, if property is currently closing for purchase, will need to be added to DTI 2) Tax verification was not provide for xxxxxx
															07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789477	xxxxxx	28615025	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789477	xxxxxx	28615139	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-21): Gap provided Reviewer Comment (2023-06-21): Gap was not provided. The supplemental report is only for the mortgages.	06/21/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789477	xxxxxx	28625065	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Provide the CPA's license number.		Reviewer Comment (2023-06-27): CPA license number provided Reviewer Comment (2023-06-21): The LOE does not clear the condition. The condition is requiring the CPA' s license number as an expense factor was provided. Will need to come from a search or the CPA themselves.	06/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	789477	xxxxxx	28625089	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide the 5.2023 mortgage payments for both mortgage liens with xxxxxx State. Further, provide the 12 month VOM for the property on xxxxxx	Reviewer Comment (2023-07-05): Property profile report reflects borrower is not the current owner for xxxxxx property.

Reviewer Comment (2023-07-01): Per previous comments, the PC reflects this contract of sale started on xxxxxx . Unless proof can be provided this loan has not closed yet, a VOM will be required.

Reviewer Comment (2023-06-27): Cleared in Error. Supplement provided for Citizens liens. Pending receipt of evidence of the PITIA for the property on xxxxxx. The PC reflects this contract of sale started on xxxxxx . Unless proof can be provided this loan has not closed yet, a VOM will be required.

Reviewer Comment (2023-06-22): Please review comments from xxxxxx  The supplement states the next payment due for both liens is xxxxxx. It does not state any early payments were made. Further, evidence of the PITIA was not provide for the property on xxxxxx.

Reviewer Comment (2023-06-21): 1) The supplement reflects both Citizens liens as DLA xxxxxx and NPD xxxxxx. Loan closed xxxxxx. The xxxxxx payment for both liens is required. 2) The 1008 does not clear the xxxxxx Property. This property was added on the 1003 with no evidence property is under contract.
															07/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	790096	xxxxxx	28608317	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790096	xxxxxx	28608326	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.		The loan file is missing an HOA statement for xxxxxx as the only documentation in file is a carbon receipt from a check book.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-21): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-21): The document provided is for xxxxxx. The HOA dues need to be provided for xxxxxx.			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790096	xxxxxx	28611752	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Documentation of rent receipts for 2 properties leases are $1,000/month and $900/month. Copy of receipts and deposits in file. The deposits in May are broken up into $800/month and $200/month and the tenants make cash payments. The loan file contains an investor exception, however comp factors are incorrect. LTV/CLTV is not 5% below the maximum allowed.	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-21): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-21): No new documents provided. Please try uploading again.			06/21/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790096	xxxxxx	28625454	xxxxxx	xxxxxx	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		ISAOA is missing		Reviewer Comment (2023-06-22): Updated HOI provided	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790690	xxxxxx	28607599	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790690	xxxxxx	28607630	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.16598% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .16598%).			Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790690	xxxxxx	28607652	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.40 is less than Guideline PITIA months reserves of 4.00.	Per the Final 1003, appears the lender double counted the gift. The EMD of $30,000 was part of the gift funds.		Reviewer Comment (2023-06-23): Updated VOD provided Reviewer Comment (2023-06-22): The EMD are not separate funds. The wire for the EMD states came from the xxxxxx. Assets we have in file are $30,000 Gift 1 + $91,000 gift 2 and personal funds $9,354.34. EMD was backed out as these were gift funds as to not double count.	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790690	xxxxxx	28626878	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	Unit number is missing from CDA.		Reviewer Comment (2023-06-27): Updated CDA provided	06/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790550	xxxxxx	28606886	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 5.5 Years of Experience. Currently holds 4 Properties and has Completed 4 Properties.	Reviewer Comment (2023-06-21): Client elects to waive			06/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	789173	xxxxxx	28607357	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-21): Client elects to waive			06/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	788975	xxxxxx	28613848	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-21): Client elects to waive			06/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788975	xxxxxx	28613889	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate only in file		Reviewer Comment (2023-06-29): Final stamped SS provided Reviewer Comment (2023-06-23): The Final SS provided is not signed/stamped certified by the title agent.	06/29/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788975	xxxxxx	28634100	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The C/O reasoning is not reflected.		Reviewer Comment (2023-06-23): Updated BP cert provided Reviewer Comment (2023-06-23): The BP cert provided is xxxxxx blank	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789245	xxxxxx	28614272	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-21): Client elects to waive			06/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	789751	xxxxxx	28614386	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-26): FTP provided	06/26/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789751	xxxxxx	28614387	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-21): Client elects to waive			06/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789751	xxxxxx	28615256	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The insurance policy reflects the city as xxxxxx; however, the note reflects the city as xxxxxx		Reviewer Comment (2023-06-28): Updated HOI provided Reviewer Comment (2023-06-26): The updated HOI no longer reflects the Entity as insured	06/28/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789751	xxxxxx	28633708	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The supplemental report does not reflect the Trust as the proposed insured.		Reviewer Comment (2023-06-23): Updated supplemental report provided	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789751	xxxxxx	28633839	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Provide the deed transferring the property to the Trust.		Reviewer Comment (2023-06-23): Deed provided	06/23/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789751	xxxxxx	28633851	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		Second section of the occupancy cert is not completed for refinance only.		Reviewer Comment (2023-06-23): Updated NOO provided	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789751	xxxxxx	28663725	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title policy was provided which reflects the incorrect city.		Reviewer Comment (2023-06-29): Updated FTP provided	06/29/2023			1		A		A		A		A		A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790042	xxxxxx	28613560	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Note address reflects xxxxxx however, Hazard Insurance policy reflects xxxxxx		Reviewer Comment (2023-06-26): Updated HOI provided	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790042	xxxxxx	28613564	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-21): Client elects to waive			06/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791166	xxxxxx	28613966	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-21): Client elects to waive			06/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	B	B			D	A		N/A	No	Property Focused
xxxxxx	791166	xxxxxx	28615445	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	xxxxxx CU 1.0, xxxxxx" not eligible for rep and warrant. Due to discrepancy, a secondary valuation is required.		Reviewer Comment (2023-06-27): CDA received Reviewer Comment (2023-06-23): CDA will be ordered	06/27/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	B	B			D	A		N/A	No	Property Focused
xxxxxx	789631	xxxxxx	28613211	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-21): Client elects to waive			06/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789631	xxxxxx	28613249	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided			Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-27): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-22): The BP cert does not reflect the Lender as the seller but the seller of the loan.			06/27/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789631	xxxxxx	28615760	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Deposit not provided		The funds for closing are coming from the Borrower's HELOC account. The documentation in file is a print out from the account showing the deposit of the HELOC funds into the Borrower's account. An account statement/history was not provided. Investor exception in file.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive with verified compensation factors			06/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789631	xxxxxx	28634566	xxxxxx	xxxxxx	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Investor exception in file.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive with verified compensation factors			06/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789413	xxxxxx	28608081	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	There are two PPP addendums to the Note and DOT in file executed by the borrower with different terms. Provide the correct PPP addendums, the incorrect addendum with “Cancelled” at the top, LOE to borrower, and evidence of delivery to the borrower, and Lender's Letter of Intent to Re-record.	Reviewer Comment (2023-06-30): Additional cure docs provided

Reviewer Comment (2023-06-28): Received all cure documents with the exception of the 3% PPP being marked as Cancelled and evidence of delivery of the corrected documents to the borrower.

Reviewer Comment (2023-06-27): Email to investor: 1) The lender did not provide any cure documents for the Note at all. The Note has it’s own addendums separate from the DOT Riders.
2) The DOT reflects there are two riders associated, one fixed and one with 6 months interest, which is in accurate and will need to be update with what the correct rider should be and with the other one removed.
3) The incorrect PPP’s to the Note and DOT will need to be provided to reflect Cancelled. There are 3 all together in the file which reflects a 3% fixed, 5% fixed, and 6 months interest.
4) We will need a new LOE to borrower as the LOE just references the 3% PPP being incorrect and does not address the 6 months interest one along with evidence of delivery to the borrower.
5) The LOI is acceptable.

Reviewer Comment (2023-06-27): The DOT is incorrect. Page 2 reflects PPP Fixed Percentage and PPP 6 months interest. Further, there were 3 PPP executed by the borrower with different terms. The loan cannot have multiple PPP's. Further, the additional corrective docs to the Note were not provided. LOI provided.

Reviewer Comment (2023-06-23): The DOT does not clear this condition and is incorrect. The DOT, page 2 reflects fixed percentage rider and 6 months interest rider. The loan cannot have multiple PPP' s. Further, 3 PPP riders were provided. Once with a 3% fixed, 1 with a 5% fixed and one with a 6 months interest. Further, none of the additional corrective docs to the Note were provided or curative documents.
															06/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789413	xxxxxx	28608105	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Credit Eligibility	Borrower and Mortgage Eligibility	Non-permanent Resident Aliens or Foreign Nationals are considered on a case by case basis. Confirm residency requirements with Investor Guidelines.	Borrower: xxxxxx	Borrower is non-permanent Resident Alien, which requires a copy of the borrower's Visa that is not provided. The file contains an Investor exception.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-21): Client elects to waive elects to waive with verified compensation factors			06/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789413	xxxxxx	28608126	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-06-30): FTP provided	06/30/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789413	xxxxxx	28608130	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-06-30): FTP provided	06/30/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789413	xxxxxx	28608131	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-21): Client elects to waive			06/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789413	xxxxxx	28608138	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 75.00000% exceeds Guideline loan to value percentage of 70.00000%.	The guidelines require an LTV of 70% for non-permanent Resident Alien. The loan closed with an LTV of 75%. The file contains an Investor exception.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-21): Client elects to waive elects to waive with verified compensation factors			06/21/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789806	xxxxxx	28614624	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive			06/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789806	xxxxxx	28641990	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	CDA: City does not match the Note. The abbreviation for Station is xxxxxx		Reviewer Comment (2023-06-23): xxxxxx abbreviation ledger provided with STA used for Station. Acceptable.	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789806	xxxxxx	28641993	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City does not match the Note. The abbreviation for Station is xxxxxx		Reviewer Comment (2023-06-23): xxxxxx abbreviation ledger provided with STA used for Station. Acceptable.	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789898	xxxxxx	28618403	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Please provide the borrower's unexpired Perm Resident Card.		Reviewer Comment (2023-06-22): Perm Res card provided	06/22/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789898	xxxxxx	28618478	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive			06/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789898	xxxxxx	28642308	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		A minimum borrower seasoning requirement of six (6) months is required for a transaction to be eligible for cash-out. Cash-Out Seasoning is defined as the time difference between application date of the new loan and the property acquisition date. Cash-out seasoning of six (6) months or less is allowed with the following restriction: The Seller has documented that the borrower acquired the property through an inheritance, or was legally awarded the property through divorce, separation, or dissolution of a domestic partnership. The borrower has owned the property for < 6 months. If delayed financing, provide the source of funds for the purchase transaction are documented (such as bank statements, personal loan documents, or a HELOC on another property). All other requirement for delayed financing were met.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-26): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-26): The document provided on xxxxxx is not the approved exception form with comp factors. Provide the approved exception with comp factors. Reviewer Comment (2023-06-23): Investor request was provided. Provide the approved exception with comp factors Reviewer Comment (2023-06-22): No new documents provided. Previous comments appear they should have gone to the lender.			06/26/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789898	xxxxxx	28642320	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Refinances with LTV's > 65%, minimum loan amount is xxxxxx	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive with verified compensation factors			06/22/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789257	xxxxxx	28615005	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789257	xxxxxx	28615095	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-06-20): Client elects to waive			06/20/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789257	xxxxxx	28615436	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1	The xxxxxx CU has a score of 2.2; however, the xxxxxx CU reflects not eligible for rep and warrant with a score of 4. In this case, a secondary valuation product will be required		Reviewer Comment (2023-06-30): CDA received Reviewer Comment (2023-06-23): CDA was not provided. The comments appear to be for the seller vs xxxxxx.	06/30/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789257	xxxxxx	28627249	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Borrower purchased property > 6 months ago but < 12 months. Per guidelines, the purchase price + documented improvements should be uTILized. The lender uTILized the appraised value.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors			07/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		D	B	C	B	B	B	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790726	xxxxxx	28617880	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive			06/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790726	xxxxxx	28619374	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Rider - Other not provided		The file is missing page 3 of the Prepayment Rider.		Reviewer Comment (2023-06-26): Page 3 provided	06/26/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790504	xxxxxx	28618651	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive			06/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790504	xxxxxx	28619496	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The appraisal report reflects the property is tenant occupied; however, the file is missing a copy of the lease agreement.		Reviewer Comment (2023-06-23): Lease agreement provided	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790504	xxxxxx	28642586	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide evidence of ownership in xxxxxx Per the fraud report and chain of title, property was deeded out of Guarantor's name on xxxxxx and the property deeded back to the Guarantor on xxxxxx , which the appraisal reflects as a Non-Arms Transaction Sale, however sale price was not listed. Seasoning requirements and First Time Investor requirements may be violated as seasoning is based on acquisition date to application date and C/O is not allowed on First Time Investors.		Reviewer Comment (2023-06-23): LLC docs provided. 100% owner of LLC listed in 2017	06/23/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789946	xxxxxx	28619811	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-22): Client elects to waive			06/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	788676	xxxxxx	28620088	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-22): Client elects to waive			06/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788676	xxxxxx	28620308	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.30520% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 1.30520%).			Reviewer Comment (2023-06-22): Client elects to waive			06/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	788676	xxxxxx	28620338	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial xxxxxx)	Initial Loan Estimate dated xxxxxx was electronically provided without or prior to borrower's consent to receive electronic disclosures. The E-Sign Consent was provided on xxxxxx .		Reviewer Comment (2023-06-27): SitusAMC received e-consent dated xxxxxx .	06/27/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	B	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789932	xxxxxx	28619481	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-22): Client elects to waive			06/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789932	xxxxxx	28619809	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	Note P&I of $2,809.11 does not match Calculated P&I of $3,059.29	The P&I reflected is based off an I/O payment, however the Note does not reflect any I/O verbiage and there isn't an I/O addendum in file.		Reviewer Comment (2023-06-29): LOE provided Reviewer Comment (2023-06-26): Received new executed Note with xxxxxx Pending receipt of LOE to borrower and evidence of delivery to the borrower.	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789932	xxxxxx	28643967	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The BP cert is only signed. The rest of the document is blank.		Reviewer Comment (2023-06-29): Completed BP cert provided	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790515	xxxxxx	28619992	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive			06/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	788015	xxxxxx	28625232	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-22): Client elects to waive			06/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790716	xxxxxx	28623910	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-22): Client elects to waive			06/22/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790716	xxxxxx	28624276	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor exception in file to use the provided HOA Questionnaire, however comp factors are incorrect. Reserves are not 2 months above the minimum.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors			06/23/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790589	xxxxxx	28631965	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790589	xxxxxx	28633124	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		The guidelines do not allow rural properties. The appraisal reflects the property is located in a rural area. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790017	xxxxxx	28633226	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790017	xxxxxx	28633355	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The property is vested in a business entity. The guidelines allow vesting in business entities only on investment properties. The loan closed as a second home. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790017	xxxxxx	28634610	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-06-29): Gap report provided	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790017	xxxxxx	28634659	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	The guidelines require a verification of mortgage for all financed properties up unTIL the previous month prior to closing. The file is missing the verification of mortgage for the following properties: xxxxxx; xxxxxx	Reviewer Comment (2023-07-07): Property profile report provided for xxxxxx to support no ownership. Matched up statements with mortgages on fraud report.

Reviewer Comment (2023-07-06): An LOE is not evidence of no ownership. Provide the property profile report for xxxxxx to support no ownership. Further, the statements provided do not reflect xxxxxx they are for. Please refer to comments on xxxxxx 3 sets of statements were provided. If based off the addresses listed under the borrower name, statements were provided for xxxxxx If the statements for the xxxxxx address are really for xxxxxx evidence of this will need to be provided.

Reviewer Comment (2023-07-05): 3 sets of statements were provided. If based off the addresses listed under the borrower's name, statements were provided for xxxxxx 1) xxxxxx was not added to to the DTI on the 1003 and statements were not provided for xxxxxx
															07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790017	xxxxxx	28634750	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary xxxxxx)			Reviewer Comment (2023-06-23): Client elects to waive			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790017	xxxxxx	28651480	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Rate and Term Guidelines: If the property was acquired less than or equal to six (6) months from the application date, the lesser of the current appraisal value or previous purchase price plus documented improvements (if any) will be used to determine LTV/CLTV. The purchase settlement statement and any invoices for materials/labor will be required. The lender uTILized the CDA value which is greater than the purchase price of xxxxxx on xxxxxx		Reviewer Comment (2023-07-06): Updated report provided Reviewer Comment (2023-06-30): Please see comments from xxxxxx The appraiser needs to update the appraisal with the correct price on page 1. Reviewer Comment (2023-06-29): Page 1 of the appraisal reflects the property sold on xxxxxx for xxxxxx which appears to be incorrect. Please have the appraiser correct this to xxxxxx. Corrected appraisal and evidence of delivery to the borrower will be required.	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790017	xxxxxx	28651550	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide the Occupancy Cert.		Reviewer Comment (2023-06-29): Occupancy Cert provided Reviewer Comment (2023-06-28): Looked thorough the package the xxxxxx has and the Occupancy Cert was not found. Please provide the document for review.	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Refinance - Rate/Term		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789972	xxxxxx	28631719	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-23): Client elects to waive			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790727	xxxxxx	28638938	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 7.50 Years of Experience. Currently holds 5 Properties and has Completed 5 Properties.	Reviewer Comment (2023-06-23): Client elects to waive			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790727	xxxxxx	28652670	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The DOT has a separate 1-4 Family Rider that was executed by the borrower that is not reflected on page 2 of the DOT. Provide the corrected DOT, evidence of delivery to the borrower, LOE to borrower, and Lender's Letter of Intent to Re-Record.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 7.50 Years of Experience. Currently holds 5 Properties and has Completed 5 Properties.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors Reviewer Comment (2023-06-29): Corrected DOT provided. Pending receipt of LOE to borrower, evidence of delivery to the borrower and lender's letter of intent to re-record. Reviewer Comment (2023-06-29): No new documents received. Please try uploading directly to xxxxxx.			07/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787728	xxxxxx	28632860	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-23): Client elects to waive			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	787728	xxxxxx	28652746	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		AIRDNA reflects 12 months of Operating History, as per guidelines required occupancy must be > 60%. The provided xxxxxx reflects the Occupancy Rate is at 60% not over 60%. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790847	xxxxxx	28631740	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790847	xxxxxx	28652814	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the 5.2023 mortgage payment for the borrower's primary residence with xxxxxx.		Reviewer Comment (2023-07-10): Statement provided reflecting NPD xxxxxx with no late charges.	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790847	xxxxxx	28652863	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report date: xxxxxx	Appraisal reflects Owner Occupied.		Reviewer Comment (2023-07-06): Updated appraisal provided	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790599	xxxxxx	28632685	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790599	xxxxxx	28633213	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The appraisal and 1007 comparable rent schedule reflect the subject property is tenant occupied. The loan file does not have an executed lease as required by guidelines.		Reviewer Comment (2023-07-12): Executed lease agreement provided Reviewer Comment (2023-07-10): The lease agreement is not executed by the Tenants. Reviewer Comment (2023-06-29): A month to month property will have a lease in place. They are month to month leases. Leases are a guideline requirement on refis.	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790599	xxxxxx	28653000	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		City on HOI reflects xxxxxx which does not match the Note.		Reviewer Comment (2023-07-06): Updated HOI provided	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789849	xxxxxx	28640245	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Credit	There is no lease in place for the subject property.		The appraisal report reflects the property is tenant occupied. The guidelines require a copy of the lease when the property is tenant occupied; however, the file is missing a copy of the lease agreement. The file contains a letter from the borrower stating the tenant will be vacating the property. Further, the properties previous use was for was for the borrower's xxxxxx business. Borrower has property listed for rent. The file contains an Investor exception.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	789849	xxxxxx	28640273	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-23): Client elects to waive			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	789849	xxxxxx	28640325	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	The Closing Disclosure or HUD-1 does not reflect that an escrow account for taxes and insurance was established as required by guidelines.		The loan does not meet the requirements for an escrow waiver as the credit score of 675 does not meet the requirement of 720. The hazard insurance and property taxes were not escrowed. The file contains an Investor exception.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790049	xxxxxx	28639066	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	789766	xxxxxx	28642526	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		There are 2 separate Hazard policies in file, one for xxxxxx. The executed Note in file only reflects xxxxxx as part of the address.		Reviewer Comment (2023-07-03): This is to separate each unit and the address only reflects xxxxxx.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789766	xxxxxx	28642527	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-07-05): FTP provided	07/05/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789766	xxxxxx	28642530	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-07-05): FTP provided	07/05/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789766	xxxxxx	28642538	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789766	xxxxxx	28642563	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report date: xxxxxx , Valuation Type: Desk Review / Valuation Report date: xxxxxx	The appraisal report in file disclosed #A & #B as part of the address. The executed Note in file only reflects xxxxxx.		Reviewer Comment (2023-07-03): An updated appraisal with the correct	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789766	xxxxxx	28653507	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Rate and Term Guidelines: If the property was acquired less than or equal to six (6) months from the application date, the lesser of the current appraisal value or previous purchase price plus documented improvements (if any) will be used to determine LTV/CLTV. The purchase settlement statement and any invoices for materials/labor will be required. The lender uTILized the appraised value.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-28): Client elects to waive with verified compensation factors			06/28/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789766	xxxxxx	28653526	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit number is missing		Reviewer Comment (2023-07-03): An updated Flood Cert with the correct address was provided.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790155	xxxxxx	28641854	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-07-10): FTP provided	07/10/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790155	xxxxxx	28641857	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.	Title Evidence: Preliminary State: xxxxxx			Reviewer Comment (2023-07-10): FTP provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790155	xxxxxx	28641859	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790155	xxxxxx	28642588	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The appraisal notes major roof, mechanical and paining needing completion. Engineering report not in file. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors. Appraisal completed as is. Appraisal confirms subject is in average condition overall and there are no physical deficiencies or adverse conditions that affect the livability soundness or structural integrity of the property			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790155	xxxxxx	28653666	xxxxxx	xxxxxx	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	HOA project is involved in litigation.		Lawsuit noted per HOA Questionnaire due to xxxxxx noted on the Engineering report. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790155	xxxxxx	28653698	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Fidelity Bond requirement is short in coverage. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive with verified compensation factors			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790123	xxxxxx	28641814	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Reflects xxxxxx vs xxxxxx.		Reviewer Comment (2023-06-30): Updated flood cert provided	06/30/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790123	xxxxxx	28641820	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-23): Client elects to waive			06/23/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790123	xxxxxx	28643259	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		The loan file only contains the first page of the lease agreements (6) for the subject property. Provide all pages of each agreement.		Reviewer Comment (2023-07-11): Active lease agreements for property were provided. Reviewer Comment (2023-06-30): The ABL guidelines require leases and the lower of should be uTILized as well as the purchase contract reflects all leases are transferring.	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790540	xxxxxx	28641163	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Verification of Identification not provided				Reviewer Comment (2023-06-29): DL provided	06/29/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790540	xxxxxx	28641498	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-26): Client elects to waive			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789518	xxxxxx	28640305	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-26): Client elects to waive			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	789378	xxxxxx	28642341	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-26): Client elects to waive			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	789378	xxxxxx	28642961	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of xxxxxx is less than Guideline minimum loan amount of $150,000.00.	Loan amount below xxxxxx minimum loan amount requirement. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-26): Client elects to waive with verified compensation factors			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790869	xxxxxx	28641454	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-26): Client elects to waive			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790949	xxxxxx	28646006	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-26): Client elects to waive			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	789536	xxxxxx	28651581	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).	Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-26): Client elects to waive			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789536	xxxxxx	28651662	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Please provide unexpired Permanent Resident Alien card.		Reviewer Comment (2023-07-05): Perm Res card provided	07/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789536	xxxxxx	28652857	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,025.00 exceeds tolerance of $750.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $750.00 on the initial Loan Estimate to $1,0125.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.		Reviewer Comment (2023-07-07): SitusAMC received valid COC dated xxxxxx	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789536	xxxxxx	28662655	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.	If there are zero xxxxxx occurrences in the most recent three-month time period, up to five (5) are allowed in the most recent 12-month time period. Borrower has 6.	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

													The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors			07/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Refinance - Rate/Term		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790256	xxxxxx	28647486	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-26): Client elects to waive			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790256	xxxxxx	28648260	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business Purpose Cert reflects the Seller as the seller of the property and not the Lender.		Reviewer Comment (2023-07-18): Updated BP cert provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790256	xxxxxx	28662943	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided		Provide evidence of ownership for the business account 8475.		Reviewer Comment (2023-07-18): Evidence of ownership provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790213	xxxxxx	28648210	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided				Reviewer Comment (2023-07-03): The PUD Rider is a part of the Deed of Trust Reviewer Comment (2023-07-01): Investor can elect to waive. We cannot clear this as investor has stated riders are required and has not advised on verbiage within DOT when previously asked. Reviewer Comment (2023-06-30): Lender would like to waive	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790213	xxxxxx	28648359	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-26): Client elects to waive			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790245	xxxxxx	28649092	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided				Reviewer Comment (2023-07-03): The signed PUD Rider was provided. Reviewer Comment (2023-06-30): Lender would like to waive	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790245	xxxxxx	28651171	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-26): Client elects to waive			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790245	xxxxxx	28663302	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	The most recent run report does not have the high risk red flag addressed.		Reviewer Comment (2023-07-03): Evidence the red flags were addressed was provided.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790171	xxxxxx	28647863	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Commitment			Reviewer Comment (2023-07-03): The final policy was provided.	07/03/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790171	xxxxxx	28647951	xxxxxx	xxxxxx	Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of xxxxxx is less than the note amount of xxxxxx based on the Commitment in file.			Reviewer Comment (2023-07-03): The final policy was provided.	07/03/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790171	xxxxxx	28647959	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-26): Client elects to waive			06/26/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790171	xxxxxx	28651192	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Note Addendum - Prepayment not provided		The note reflects there is a Prepay Addendum to the note; however, the file is missing a copy of the Prepay Addendum.		Reviewer Comment (2023-07-03): PPP Rider to the Note was provided.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	Yes	Property Focused
xxxxxx	790171	xxxxxx	28663507	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided				Reviewer Comment (2023-07-03): The HOA Questionnaire was provided.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791115	xxxxxx	28652107	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The HOI reflects xxxxxx vs. the Note which reflects xxxxxx		Reviewer Comment (2023-07-12): Corrected HOI provided Reviewer Comment (2023-07-11): Only the cert of liability was updated. The dwelling HOI sTILl reflects xxxxxx	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791115	xxxxxx	28652129	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-27): Client elects to waive			06/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791115	xxxxxx	28652408	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I	Note P&I of $1,549.84 does not match Calculated P&I of $1,495.46			Reviewer Comment (2023-07-12): LOE and delivery provided Reviewer Comment (2023-07-11): No new documents received. There is an attachment in the system but it cannot be viewed as attachments are not an acceptable form to upload for viewing. Please try uploading again. Reviewer Comment (2023-07-04): Received revised Note. Provide LOE to borrower and evidence of delivery to borrower to clear.	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791115	xxxxxx	28667578	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		Provide the investment affidavit.		Reviewer Comment (2023-07-12): Investment affidavit provided Reviewer Comment (2023-07-06): Loan number, property address and borrower info was not completed at the top.	07/12/2023			1	C	A	C	A	C	A	C	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791115	xxxxxx	28667594	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Provide the executed property management agreement and the borrower's background and credit authorization.		Reviewer Comment (2023-07-11): Background and credit authorization provided Reviewer Comment (2023-07-06): Property management questionnaire provided. Pending receipt of borrower's background and credit authorization.	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791115	xxxxxx	28667609	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		City reflects xxxxxx vs. Note which reflects xxxxxx.		Reviewer Comment (2023-07-11): Updated Flood Cert provided	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790562	xxxxxx	28659560	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-27): Client elects to waive			06/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790562	xxxxxx	28667677	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	The loan file is missing transaction period from xxxxxx - xxxxxx for account ending in 0379 that was used for closing.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-11): Client elects to waive with verified compensation factors

Reviewer Comment (2023-07-11): The statement only reflects history transaction for xxxxxx and states next statement date is xxxxxx . The previous statement is from xxxxxx to xxxxxx . We need 2 consecutive months of statements. Provide the transaction history from xxxxxx to xxxxxx .

Reviewer Comment (2023-07-07): The statement only reflects history transaction for xxxxxx and states next statement date is xxxxxx . We need 2 consecutive months of statements.

Reviewer Comment (2023-07-06): No new documents received. Please try uploading again.

Reviewer Comment (2023-06-30): The same document was provided that was in file at time of review. Please see the original condition. The loan file is missing transaction period from xxxxxx - xxxxxx for account ending in 0379 that was used for closing.
																	07/11/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790562	xxxxxx	28667740	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Vacation Rental Income Statement (xxxxxx, etc.) not provided	Per guidelines, for purchase transactions using short term rental to qualify, where seller’s 12-month look back documentation cannot be obtained, xxxxxx and Overview reports are acceptable meeting the following requirements. xxxxxx
▪ Only allowed for purchase transaction
▪ Forecast Period must cover 12 months from the Note date
▪ The occupancy rate must be > 60%
▪ Must have five (5) comparable properties, all within the same ZIP code Must be similar in size, room count, amenities, availability, and occupancy
o Overview Report
▪ Market grade by zip code
▪ Must be B or greater
												▪ Income calculation = Annual revenue / 12	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-07): The xxxxxx report provided is not for the subject property. Further, the overview report was not provided with market grade by xxxxxx to support B or better. Reviewer Comment (2023-06-30): The guidelines do not say the 1007 can be uTILized on a purchase. There are specific requirements for purchases uTILizing STR.			07/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790562	xxxxxx	28667767	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 4.45 is less than Guideline PITIA months reserves of 12.00.	Assets held in foreign accounts may be used for reserve requirements. • Assets must be verified in U.S. Dollar equivalency at the current exchange rate via either xxxxxx or the xxxxxx conversion table. Conversations were not provided.		Reviewer Comment (2023-07-07): Currency converters provided Reviewer Comment (2023-07-01): The exchange converter is not acceptable as per the guidelines it must be from xxxxxx or xxxxxx.	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791587	xxxxxx	28657452	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-27): Client elects to waive			06/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791587	xxxxxx	28668486	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-07): Client elects to waive with verified compensation factors			07/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791587	xxxxxx	28668492	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimate Settlement Statement only in file		Reviewer Comment (2023-07-07): Final SS provided	07/07/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790961	xxxxxx	28656772	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-27): Client elects to waive			06/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	791678	xxxxxx	28658910	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-27): Client elects to waive			06/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	788350	xxxxxx	28658262	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	The representative FICO score exceeds the guideline minimum by at least 40 points. Borrower's Experience/Track Record. The borrower has 5.83 Years of Experience. Currently holds 6 Properties and has Completed 6 Properties.	Reviewer Comment (2023-06-27): Client elects to waive			06/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788350	xxxxxx	28658267	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The HOI reflects 2 unit numbers vs. all other documents which do not.		Reviewer Comment (2023-07-10): Updated pre-close HOI provided Reviewer Comment (2023-07-06): The HOI provided is dated post-closing and not acceptable.	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788350	xxxxxx	28659682	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Business Purpose Certificate not provided		The Business Purpose Cert does not reflect the Seller as the Lender.		Reviewer Comment (2023-07-07): Corrected BP cert provided Reviewer Comment (2023-07-06): On the document provided, the Seller was left blank. This should reflect the Lender name.	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	788350	xxxxxx	28669059	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Cancelled Check(s) not provided		VOM for subject property is from a non-institutional lender. 6 months cancelled checks/bank statements required. Only 3 months were provided.		Reviewer Comment (2023-07-03): 6 months of canceled checks were provided.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790272	xxxxxx	28659676	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Loan File	Missing Document	Missing Document: Hazard Insurance Policy not provided				Reviewer Comment (2023-07-06): HOI provided	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790272	xxxxxx	28659683	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-28): Client elects to waive			06/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790272	xxxxxx	28662387	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Guidelines require a grade B or greater for the short term rental overview report. The grade is reflected as a B-.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-07-06): Client elects to waive with verified compensation factors			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789973	xxxxxx	28657873	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's Experience/Track Record. The borrower has 2.33 Years of Experience. Currently holds 3 Properties and has Completed 3 Properties.	Reviewer Comment (2023-06-28): Client elects to waive			06/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789973	xxxxxx	28658650	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 1.82 is less than Guideline PITIA months reserves of 2.00.		The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's Experience/Track Record. The borrower has 2.33 Years of Experience. Currently holds 3 Properties and has Completed 3 Properties.	Reviewer Comment (2023-07-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-05): 1008 does not clear this condition. Cash to close is calculated as funds to close + EMD + POCB fees + 1031 exchange/gift funds/any adjustments. Reviewer Comment (2023-07-03): Cash to close was $40,783.38 and 2 months of reserves is $12,661.38 for a total of $53,444.76. Verified funds total $52,318.59 so this leaves $1,126.17 short or 1.82 months of reserves.			07/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789973	xxxxxx	28662116	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The file contains an Estimated Closing Statement. The file is missing the final HUD-1/Closing Disclosure/Closing Statement.		Reviewer Comment (2023-07-03): The Final Settlement Statement has been provided.	07/03/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789973	xxxxxx	28678187	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		100% of the insurable value of the improvements, as established by the property insurer (including guaranteed replacement, if applicable); or · 100% of the Total Estimate of Cost-New per the appraiser; or · The unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.		Reviewer Comment (2023-07-06): RCE provided Reviewer Comment (2023-07-03): Neither the insurable value of the improvements (RCE) by the property insurer nor the total estimate of cost-new by the appraiser was provided so unable to determine if the coverage was sufficient according to the guideline requirements.	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Rate/Term		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790576	xxxxxx	28662232	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided				Reviewer Comment (2023-07-03): The Loan Approval was provided. Reviewer Comment (2023-07-01): The NOO and closing statement was provided. Condition is requiring the approval.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790576	xxxxxx	28662261	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-28): Client elects to waive			06/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790576	xxxxxx	28678385	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - PUD not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-11): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-01): Lender would like to waive			07/11/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790576	xxxxxx	28678390	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Mising Document: Closing Protection Letter not provided.		The CPL has the incorrect address. Reflects two address numbers vs. all other documents which reflect 1.		Reviewer Comment (2023-07-03): A corrected CPL was provided.	07/03/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790576	xxxxxx	28678398	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		Estimated Settlement Statement only in file.		Reviewer Comment (2023-07-01): Final SS provided	07/01/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790576	xxxxxx	28678400	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Non-Owner Occupancy Declaration not provided		The NOO Cert for item 3A and B does not have the principal residence completed.		Reviewer Comment (2023-07-01): Updated NOO provided	07/01/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790052	xxxxxx	28662251	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-27): Client elects to waive			06/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790052	xxxxxx	28662339	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Mismatch of data related to Occupancy.	Borrower: xxxxxx , III Occupancy: Second Home; Declarations/Will borrower occupy: Yes	As per 1003 Section 4 the transaction is purchase of Second Home; however, Section 5a Question A Will you occupy the property as your primary residence is checked as Yes. Require updated final 1003 signed by borrower correcting the declaration question A.		Reviewer Comment (2023-07-05): Corrected 1003 provided	07/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790052	xxxxxx	28662401	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.01911% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .01911%).			Reviewer Comment (2023-06-27): Client elects to waive			06/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790052	xxxxxx	28662987	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		The guidelines do not allow rural properties. The appraisal report reflects the property is located in a rural area. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-06-27): Client elects to waive with verified compensation factors			06/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790052	xxxxxx	28663280	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $825.00 exceeds tolerance of $625.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee increased from $625.00 on the initial Loan Estimate to $825.00 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-07-07): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790052	xxxxxx	28663281	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $61.74 exceeds tolerance of $50.00. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report Fee increased from $50.00 on the initial Loan Estimate to $61.74 on the initial Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-07-07): SitusAMC received PCCD, LOE, proof of mailing & copy of refund check		07/07/2023		2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790052	xxxxxx	28663282	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $8,120.00 exceeds tolerance of $7,170.00. Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax increased from xxxxxx on the initial Loan Estimate to $8,120.00 on the final Closing Disclosure without a valid change of circumstance.		Reviewer Comment (2023-07-07): Sufficient cure provided. Full cure amount for tolerance violation was provided at or before closing (on final CD) resulting in a cleared exception.	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790052	xxxxxx	28663289	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	The Desk Review reflects the property city as xxxxxx with a zip code of xxxxxx; however, the Note reflects the city as xxxxxx with a zip code of xxxxxx.		Reviewer Comment (2023-07-05): Corrected CDA provided	07/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790052	xxxxxx	28668988	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - Higher Priced as Primary	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). If tested as primary residence, loan exceeds one or more HPML thresholds. Additional compliance testing required to determine if loan would be a compliant or non-compliant HPML.	The application indicates the borrower will occupy the property as their primary residence; however, loan closed as a second home.		Reviewer Comment (2023-06-27): Client elects to waive			06/27/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Second Home	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791071	xxxxxx	28661927	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-28): Client elects to waive			06/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	791776	xxxxxx	28697130	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-03): The client elects to waive.			07/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791774	xxxxxx	28696221	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-03): The client elects to waive.			07/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		D	B	B	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791774	xxxxxx	28696451	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	The xxxxxx CU has a score of 1.0, however the xxxxxx CU reflects not eligible for rep and warrant. In this case, a secondary valuation product will be required.		Reviewer Comment (2023-07-10): CDA received	07/10/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Primary	Purchase		D	B	B	B	A	A	D	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790208	xxxxxx	28666720	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1		The file contains what appears to be an estimated closing statement as it is does not reflect the settlement date or the disbursement date. A final dated HUD-1/Closing Statement/Closing Disclosure is required.		Reviewer Comment (2023-07-06): Final SS provided	07/06/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	790208	xxxxxx	28666726	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-06-28): Client elects to waive			06/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	790208	xxxxxx	28666730	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. CU and LCA results are contradictory. Missing Secondary Valuation. Sec ID: 98	Lien Position: 1	The xxxxxx CU has a score of 2.6, however the xxxxxx CU reflects a score of 1. In this case, a secondary valuation product will be required.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-11): CDA received	07/11/2023			1	A	A	D	A	A	A	A	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			D	A		N/A	No	Property Focused
xxxxxx	788170	xxxxxx	28667841	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The property was vested in the name of xxxxxx and the file does not contain documentation to verify the borrower has the authority to complete the transaction and transfer the property solely to the borrower. xxxxxx is owned 100% by xxxxxx, which the borrower has 99% ownership in with another business, xxxxxx owning 1%. The file does not contain any documentation for xxxxxx to determine if the borrower had the authority to complete the transaction. Investor exception in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-29): Client elects to waive with verified compensation factors			06/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788170	xxxxxx	28667846	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-07-06): Final HUD provided	07/06/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788170	xxxxxx	28667859	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-29): Client elects to waive			06/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	788170	xxxxxx	28667871	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx	1st high risk red flag not addressed.		Reviewer Comment (2023-07-10): Updated Fraud report provided cleared	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790667	xxxxxx	28666569	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-07-05): COGS provided	07/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790667	xxxxxx	28666591	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-28): Client elects to waive			06/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791949	xxxxxx	28696217	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-03): The client elects to waive.			07/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791949	xxxxxx	28696220	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx CPA Letter	The file contains a contractor's license that indicates it is a sole ownership; however, the license does not confirm who the owner is. Additional third party documentation will need to be provided to verify ownership.		Reviewer Comment (2023-07-05): Updated license provided	07/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791949	xxxxxx	28696343	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx Points and Fees	xxxxxx Points and Fees on subject loan of 5.07072% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and xxxxxx (2023). xxxxxx Finance Charge total xxxxxx on a Original Loan Amount of xxxxxx vs. an allowable total of xxxxxx and xxxxxx (2023) (an overage of xxxxxx or .07072%).			Reviewer Comment (2023-07-03): The client elects to waive.			07/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	Yes	Mortgagor Focused
xxxxxx	791949	xxxxxx	28696368	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-03): The client elects to waive.			07/03/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	N/A	N/A	No	Mortgagor Focused
xxxxxx	791602	xxxxxx	28673990	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-28): Client elects to waive			06/28/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791602	xxxxxx	28674146	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-07-06): Final HUD provided	07/06/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	789772	xxxxxx	28674417	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-29): Client elects to waive			06/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	789772	xxxxxx	28678306	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Investor concentration over 60% per HOA cert property has xxxxxx out of xxxxxx which exceeds guidelines. Investor exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-29): Client elects to waive with verified compensation factors			06/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	789772	xxxxxx	28685985	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Condo project is over 30 years old (built 1974) in the state of xxxxxx (or xxxxxx if within xxxxxx miles of the xxxxxx) a structural inspection is required per xxxxxx statute 553.899. Investor exception in file.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Seasoned Borrower/Investor whose experience exceeds 10 completed projects.	Reviewer Comment (2023-06-29): Client elects to waive with verified compensation factors			06/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	791447	xxxxxx	28681052	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Closing Protection Letter not provided				Reviewer Comment (2023-07-05): CPL provided	07/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791447	xxxxxx	28681139	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-29): Client elects to waive			06/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791447	xxxxxx	28681279	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Title	Title: Evidence of title is missing				Reviewer Comment (2023-07-06): Commitment provided	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791447	xxxxxx	28684988	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Purchase Agreement / Sales Contract not provided				Reviewer Comment (2023-07-05): PC provided	07/05/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791235	xxxxxx	28697269	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791235	xxxxxx	28698888	xxxxxx	xxxxxx	Credit	Property - Appraisal	Property Eligibility - Subject and Improvements	Property - Appraisal	xxxxxx are ineligible per guidelines.		The subject property is a xxxxxx which is ineligible per guidelines, investor exception in file.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors. The appraiser provides like xxxxxx comps			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791235	xxxxxx	28703205	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.			Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-07): The investor must grant an exception with valid comp factors. It is irrelevant if they approved the appraisal. The guidelines provided to review to do not allow for Rural properties. Reviewer Comment (2023-07-05): The UW LOE does not clear this condition. Per Verus guidelines, rural properties are not allowed.			07/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791235	xxxxxx	28703320	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-05): UDM provided	07/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791235	xxxxxx	28703383	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Tax Certificate not provided				Reviewer Comment (2023-07-05): Tax cert provided	07/05/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791235	xxxxxx	28703596	xxxxxx	xxxxxx	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.		The evidence of insurance in file does not reflect the current lender.	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-07): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-07): Please review comments from xxxxxx Evidence must be provided that xxxxxx is a servicer of the lender. Investor can elect to waive with valid comp factors. Reviewer Comment (2023-07-05): UW LOE does not clear this condition. Evidence must be provided that xxxxxx is a servicer of the lender.			07/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791235	xxxxxx	28703990	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation. Fee Amount of $13,500.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7326)	The COC does not list a valid reason as to why the lender paid compensation changed to a borrower paid compensation.		Reviewer Comment (2023-07-06): SitusAMC received Changed Circumstance dated xxxxxx and supporting rate lock confirmation also provided in original file for the Pricing adjustments.	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790178	xxxxxx	28675082	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-30): Client elects to waive			06/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	787678	xxxxxx	28680811	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Operating Agreement not provided		Certificate of Authorization for the person executing all documents on behalf of the Entity. The authorization may be determined in an Operating Agreement or other corporate documents. If not, Borrowing Certificate is required.		Reviewer Comment (2023-07-13): Borrowing Cert provided	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787678	xxxxxx	28681018	xxxxxx	xxxxxx	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 2.00.			Reviewer Comment (2023-07-11): CD from sale of property provided	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787678	xxxxxx	28681022	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-29): Client elects to waive			06/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	787678	xxxxxx	28681023	xxxxxx	xxxxxx	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $16,782.94 is less than Cash From Borrower $246,858.91.			Reviewer Comment (2023-07-11): CD from sale of property provided	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790952	xxxxxx	28677857	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-06-29): Client elects to waive			06/29/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790952	xxxxxx	28677881	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Borrower is a first time home buyer and ineligible per guidelines.		First Time Homebuyers are not allowed per the guidelines for xxxxxx. The file contains a Lender exception. Investor must approve.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-07): Client elects to waive with verified compensation factors			07/07/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791468	xxxxxx	28696979	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-06): Gap report provided	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791468	xxxxxx	28696983	xxxxxx	xxxxxx	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: Preliminary			Reviewer Comment (2023-07-05): FTP provided	07/05/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791468	xxxxxx	28696992	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-07-05): FTP provided	07/05/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791468	xxxxxx	28696996	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791468	xxxxxx	28697159	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791468	xxxxxx	28697188	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.29561% or Final Disclosure APR of 9.31400% is equal to or greater than the threshold of APOR 6.70% + 2.5%, or 9.20000%. Non-Compliant Higher Priced Mortgage Loan.			Reviewer Comment (2023-07-06): Delivery provided	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791468	xxxxxx	28697189	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary xxxxxx			Reviewer Comment (2023-07-06): Delivery provided	07/06/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789069	xxxxxx	28682732	xxxxxx	xxxxxx	Credit	Title	Document Error	Title	The Preliminary title policy is within xxxxxx or xxxxxx and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.				Reviewer Comment (2023-07-10): Supplement provided	07/10/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789069	xxxxxx	28682736	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DSCR on the loan is greater than the guideline minimum.	Reviewer Comment (2023-06-30): Client elects to waive			06/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789069	xxxxxx	28682737	xxxxxx	xxxxxx	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: 2	Note date: xxxxxx ; Lien Position: 1			Reviewer Comment (2023-07-10): CU score of 1.0 provided	07/10/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789069	xxxxxx	28682752	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Missing Final 1003		First page is missing. Provide the complete and executed 1003.		Reviewer Comment (2023-07-10): Signed 1003 provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789069	xxxxxx	28682759	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided			The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DSCR on the loan is greater than the guideline minimum. Borrower has owned the subject property for at least 5 years.	Reviewer Comment (2023-07-05): Client elects to waive with verified compensation factors			07/05/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789069	xxxxxx	28682767	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: xxxxxx Disaster Declaration date: xxxxxx		The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: xxxxxx	Reviewer Comment (2023-06-30): Appraisal update provided xxxxxx: No Damage			06/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789069	xxxxxx	28690318	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Cancelled Check(s) not provided		VOM for the subject property is from a non-institutional lender. Provide the 6 months cancelled checks.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DSCR on the loan is greater than the guideline minimum. Borrower has owned the subject property for at least 5 years.	Reviewer Comment (2023-07-12): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-06): The most recent 6 months cancelled checks are required. Missing check 1/2023.			07/12/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	789069	xxxxxx	28690401	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The HUD-1 reflects a disbursement date prior to the loan closing.		Reviewer Comment (2023-07-11): Stamped Final SS provided Reviewer Comment (2023-07-10): The settlement statement provided is not signed/stamped certified.	07/11/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	C	B			D	A		N/A	No	Property Focused
xxxxxx	791606	xxxxxx	28682647	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791606	xxxxxx	28682702	xxxxxx	xxxxxx	Credit	Credit	Credit Eligibility	Credit	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: xxxxxx			Reviewer Comment (2023-07-10): Cleared Fraud Report provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791606	xxxxxx	28704960	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided				Reviewer Comment (2023-07-10): 1007 provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	785937	xxxxxx	28683631	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 2 Years of Experience. Currently holds 4 Properties.	Reviewer Comment (2023-06-30): Client elects to waive			06/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	785937	xxxxxx	28685387	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 2 Years of Experience. Currently holds 4 Properties.	Reviewer Comment (2023-07-11): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-07): The 1007 does not clear this condition. The guidelines for refinances that are tenant occupied require a lease agreement.			07/11/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	785937	xxxxxx	28692443	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the Note for the primary residence to verify borrower is not obligated to the loan. A mortgage statement is not acceptable as mortgage statements to not reflect all names of borrowers at times.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 2 Years of Experience. Currently holds 4 Properties.	Reviewer Comment (2023-07-11): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-07): The Note provided is not executed.			07/11/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	785939	xxxxxx	28684240	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 0.97 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.50.	Loan amount is less than xxxxxx,minimum DSCR required is 1.50. Investor approval in file.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced Investor owns and manages 2 or more investment properties for 12 months	Reviewer Comment (2023-06-30): Client elects to waive with verified compensation factors			06/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	785939	xxxxxx	28684241	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 65.00000% exceeds Guideline loan to value percentage of 60.00000%.	The guidelines allow an LTV of 65% for loan amount less than $150,000.00 for refinance, however the property is vacant, therefore, a 5% reduction must be applied resulting in an allowable LTV of 60%. The loan closed with an LTV of 65%. File contains an investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced Investor owns and manages 2 or more investment properties for 12 months	Reviewer Comment (2023-06-30): Client elects to waive with verified compensation factors			06/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	785939	xxxxxx	28684274	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced Investor owns and manages 2 or more investment properties for 12 months	Reviewer Comment (2023-06-30): Client elects to waive			06/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	785939	xxxxxx	28692517	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Provide the Note for the primary residence to verify borrower is not obligated to the loan. A mortgage statement is not acceptable as mortgage statements to not reflect all names of borrowers at times.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Experienced Investor owns and manages 2 or more investment properties for 12 months	Reviewer Comment (2023-07-10): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-07): The Note provided is not executed			07/10/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790148	xxxxxx	28684664	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	792105	xxxxxx	28685111	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790959	xxxxxx	28683579	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-06-30): Client elects to waive			06/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790959	xxxxxx	28683633	xxxxxx	xxxxxx	Credit	Hazard Insurance	Insufficient Coverage	Hazard Insurance	The Hazard Insurance Policy Effective Date is after closing.	Hazard Insurance Policy Effective Date xxxxxx , Disbursement date: xxxxxx	Wet State: Effective date is after the closing date.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors			07/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790985	xxxxxx	28689885	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790494	xxxxxx	28717748	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.40179% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or .40179%).			Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790494	xxxxxx	28718309	xxxxxx	xxxxxx	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 654 is less than Guideline representative FICO score of 680.	The guidelines require a score of 680 for a First Time Home Buyer. The qualifying score is 654. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-07): Client elects to waive with verified compensation factors			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790494	xxxxxx	28719615	xxxxxx	xxxxxx	Compliance	Compliance	State Compliance	State HPML	New York Subprime Home Loan Threshold Fixed Compliant	New York Subprime Loan: APR on subject loan of 10.42681% or Final Disclosure APR of 10.44800% is in excess of allowable threshold of Prime Mortgage Market Rate 6.69000 + 1.75%, or 8.44000%. Compliant SubPrime Loan.			Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	While considered narrow in its defense, the cure provisions under the NY Subprime law allows lenders, when acting in good faith, to make appropriate restitution to the borrower to satisfy the subprime home loan requirements and remove the loan from subprime status. Cure may be made through refund if (1) there is bona fide evidence of good faith (i.e, lender has controls and policies in place to avoid making subprime loans); and (2) the borrower has not yet brought any action against lender. There is no time limit for which such restitution must be made.	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790494	xxxxxx	28719622	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790494	xxxxxx	28719643	xxxxxx	xxxxxx	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		The guidelines require a private VOR to be supported by alternative documentation showing the most recent 6-month history (cancelled checks, rental statements including payment history, etc.), which was not provided in the file. The file contains an Investor exception.	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-07): Client elects to waive with verified compensation factors			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790494	xxxxxx	28721089	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided		The gap report in file is dated > 10 days prior to closing. End date xxxxxx .		Reviewer Comment (2023-07-10): Updated gap report provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790510	xxxxxx	28688841	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-06-30): Client elects to waive			06/30/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	789418	xxxxxx	28702449	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DTI on the loan is at least 10% less than the guideline maximum. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-05): Client elects to waive			07/05/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789418	xxxxxx	28702581	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $165.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75104)	The Appraisal Review Fee increased from $0.00 on the initial Loan Estimate to $165.00 on the Loan Estimate dated xxxxxx without a valid change of circumstance.	Reviewer Comment (2023-07-12): SitusAMC received valid Changed Circumstance on xxxxxx .

Reviewer Comment (2023-07-11): SitusAMC received COC dated xxxxxx however loan was non-qm from initial LE only then why fee got added on LE dated xxxxxx . In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Reviewer Comment (2023-07-10): SitusAMC received Changed Circumstance dated xxxxxx ,  but it does not give sufficient information on why the fee was added as COC only states appraisal review fee added.  In order to determine if the changed circumstance is valid more information is necessary on reason fee added and when lender became aware of the change.  A valid Changed Circumstance or cure is required.  Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.
															07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789418	xxxxxx	28705481	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Credit Report - Gap not provided				Reviewer Comment (2023-07-07): Gap report provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789418	xxxxxx	28705555	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		The flood certificate reflects the city as xxxxxx; however, the note reflects the city as xxxxxx.		Reviewer Comment (2023-07-07): Updated flood cert provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789418	xxxxxx	28705565	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: xxxxxx Other	The insurance policy for the property located on xxxxxx reflects there is a mortgage associated with the property; however, the file does not contain any documentation to verify the payment or that the property is owned free and clear.		Reviewer Comment (2023-07-07): Letter from bank provided. No balance or payment.	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790187	xxxxxx	28702425	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790187	xxxxxx	28702600	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary xxxxxx)			Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790498	xxxxxx	28702209	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790498	xxxxxx	28702225	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file contains a copy of the Score Summary; however, the full fraud report is missing.		Reviewer Comment (2023-07-07): Fraud Report provided	07/07/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790498	xxxxxx	28702410	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The loan was qualified using wage income. The file does not contain the required Verbal VOE dated no more than 10-calendar days prior to closing.		Reviewer Comment (2023-07-12): The work number was provided dated within 10 days of closing.	07/12/2023			1	B	A	C	A	B	A	C	A	B	A	xxxxxx	xxxxxx	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790498	xxxxxx	28702411	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (xxxxxx/Wages)	The loan was qualified using wage income. The file does not contain the required Verbal VOE dated no more than 10-calendar days prior to closing.		Reviewer Comment (2023-07-12): The work number was provided dated within 10 days of closing.	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790498	xxxxxx	28702412	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The loan does not meet the ATR requirements due to the file is missing the required Verbal VOE for the borrower's wage income that was used to qualify the loan.		Reviewer Comment (2023-07-12): The work number was provided dated within 10 days of closing.	07/12/2023			1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790498	xxxxxx	28709864	xxxxxx	xxxxxx	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: xxxxxx VVOE - Employment Only	The loan was qualified using wage income. The file does not contain the required Verbal VOE dated no more than 10-calendar days prior to closing.		Reviewer Comment (2023-07-12): The work number was provided dated within 10 days of closing. Reviewer Comment (2023-07-10): The VVOE for the wage job was not provided in file. Provide the VVOE for review. Per guidelines must be no more than 10 calendar days prior to closing.	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	790348	xxxxxx	28690439	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Guarantor Agreement not provided				Reviewer Comment (2023-07-13): GA provided	07/13/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790348	xxxxxx	28690451	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790348	xxxxxx	28690464	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Unit number not mentioned on the HO6 Policy.		Reviewer Comment (2023-07-13): Updated HO6 provided	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790348	xxxxxx	28690469	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		Unit number not mentioned on the Flood Cert.		Reviewer Comment (2023-07-13): Updated flood cert provided	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790348	xxxxxx	28690511	xxxxxx	xxxxxx	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Debt Service Coverage Ratio (Subject DSCR) discrepancy.	Calculated Debt Service Coverage Ratio (Subject DSCR) of 1.40 does not meet Guideline Debt Service Coverage Ratio (Subject DSCR) 1.50.	Loan amount xxxxxx requires a minimum DSCR of 1.50.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-13): Client elects to waive with verified compensation factors			07/13/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790348	xxxxxx	28690804	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		HOA project with less than 40% of the units owner occupied.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-14): Client elects to waive with verified compensation factors			07/14/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790348	xxxxxx	28710735	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Document: Rider - Condo not provided			Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-17): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-14): Lender would like to waive			07/17/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	790348	xxxxxx	28710738	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The CPL and Title do not reflect the Unit Number.		Reviewer Comment (2023-07-13): Updated Title and CPL provided Reviewer Comment (2023-07-11): The updated CPL and Title provided no longer reflect the Entity as insured/vested.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	791825	xxxxxx	28690698	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 12 Years of Experience. Currently holds 6 Properties.	Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	789830	xxxxxx	28702509	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has owned the subject property for at least 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789830	xxxxxx	28702616	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	GSE	xxxxxx 2014 - 3% Points and Fees	xxxxxx 2014 3% Points and Fees Test. Points and Fees on subject loan of 5.08930% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an investor allowable total of xxxxxx (an overage of xxxxxx or 2.08930%).			Reviewer Comment (2023-07-07): Client elects to waive			07/07/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789830	xxxxxx	28719515	xxxxxx	xxxxxx	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Title - Abstract / Title Search, Title - Courier / Express Mail / Messenger Fee, Title - Endorsement Fee, Title - Lender's Title Insurance, Title - Settlement / Closing / Escrow Fee, Title - Title Update, Title - Wire /Funding/ Disbursement Fee, Water Testing Fee	None of the fees reflect a payee.		Reviewer Comment (2023-07-17): Update PC-CD and LOE provided Reviewer Comment (2023-07-13): The PC-CD does not reflect a payee for the Water Allotment Payment in Section H. Further, the LOE to borrower regarding PC-CD was not provided.	07/17/2023			1	B	A	B	A	B	A	B	A	B	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789830	xxxxxx	28719526	xxxxxx	xxxxxx	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	The Final CD does not reflect the payees for any fees. UTD if paid to an SSPL provider or not.		Reviewer Comment (2023-07-13): PC-CD provided with payees listed. Condition no longer applies.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789830	xxxxxx	28719527	xxxxxx	xxxxxx	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	The Final CD does not reflect the payees for any fees. UTD if paid to an SSPL provider or not.		Reviewer Comment (2023-07-13): PC-CD provided with payees listed. Condition no longer applies.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789830	xxxxxx	28719528	xxxxxx	xxxxxx	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.	The Final CD does not reflect the payees for any fees. UTD if paid to an SSPL provider or not.		Reviewer Comment (2023-07-13): PC-CD provided with payees listed. Condition no longer applies.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789830	xxxxxx	28719529	xxxxxx	xxxxxx	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	The Final CD does not reflect the payees for any fees. UTD if paid to an SSPL provider or not.		Reviewer Comment (2023-07-13): PC-CD provided with payees listed. Condition no longer applies.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789830	xxxxxx	28719530	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of 5.08930% is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of xxxxxx on a Federal Total Loan Amount of xxxxxx vs. an allowable total of xxxxxx (an overage of xxxxxx or .08930%). Non-Compliant High Cost Loan.	The Final CD does not reflect the payees for any fees. UTD if paid to an SSPL provider or not.		Reviewer Comment (2023-07-13): PC-CD provided with payees listed. Condition no longer applies.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789830	xxxxxx	28719531	xxxxxx	xxxxxx	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	The Final CD does not reflect the payees for any fees. UTD if paid to an SSPL provider or not.		Reviewer Comment (2023-07-13): PC-CD provided with payees listed. Condition no longer applies.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789830	xxxxxx	28719532	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $438.00 exceeds tolerance of $279.00 plus 10% or $306.90. Insufficient or no cure was provided to the borrower. xxxxxx	The Final CD does not reflect the payees for any fees. UTD if paid to an SSPL provider or not.		Reviewer Comment (2023-07-13): PC-CD provided with payees listed. Condition no longer applies.	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789830	xxxxxx	28719533	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77190)	The Final CD does not reflect the payees for any fees. UTD if paid to an SSPL provider or not.		Reviewer Comment (2023-07-18): SitusAMC received PCCD & LOE	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789830	xxxxxx	28719534	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Water Testing Fee. Fee Amount of $250.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (81736)	The Final CD does not reflect the payees for any fees. UTD if paid to an SSPL provider or not.		Reviewer Comment (2023-07-18): SitusAMC received PCCD & LOE	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	789830	xxxxxx	28719666	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		There are 2 mortgages on title, however only 1 was addressed.		Reviewer Comment (2023-07-12): Equity Share Agreement and subordination agreement provided	07/12/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	789830	xxxxxx	28771119	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $438.00 exceeds tolerance of $279.00 plus 10% or $306.90. Sufficient or excess cure was provided to the borrower at Closing. xxxxxx	Sufficient cure provided at closing		Reviewer Comment (2023-07-18): Sufficient Cure Provided At Closing		07/18/2023		1		A		A		A		A		A	xxxxxx	xxxxxx	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	790791	xxxxxx	28702584	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided				Reviewer Comment (2023-07-10): Rider provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790791	xxxxxx	28702593	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrower's Experience/Track Record. The borrower has 2.58 Years of Experience. Currently holds 3 Properties.	Reviewer Comment (2023-07-06): Client elects to waive			07/06/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790791	xxxxxx	28702631	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.	Provide the RCE.	Reviewer Comment (2023-07-13): RCE provided

Reviewer Comment (2023-07-12): The cost approach is not the estimated cost new. Replacement cost on dwelling verbiage is not acceptable. Replacement cost and guaranteed replacement cost are not the same thing. The RCE must be provided.

Reviewer Comment (2023-07-11): The same comments were provided that were previously rejected. See comments from 7/10: Replacement cost on dwelling verbiage is not acceptable. Replacement cost and guaranteed replacement cost are not the same thing. The RCE must be provided.

Reviewer Comment (2023-07-10): Replacement cost on dwelling verbiage is not acceptable. Replacement cost and guaranteed replacement cost are not the same thing. The RCE must be provided.

Reviewer Comment (2023-07-10): The same HOI was provided that was in file at time of review. Provide the RCE as the HOI coverage is insufficient.
															07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790791	xxxxxx	28714777	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Provide the lease agreement for xxxxxx.		Reviewer Comment (2023-07-10): Lease Agreement provided	07/10/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789563	xxxxxx	28709507	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided				Reviewer Comment (2023-07-14): 1007 provided Reviewer Comment (2023-07-12): The 1007 provided is for Unit xxxxxx, and the subject property is Unit xxxxxx Reviewer Comment (2023-07-11): The investor must elect to waive this with valid comp factors if they choose to do so. There is no exception in file for this condition.	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789563	xxxxxx	28709649	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789900	xxxxxx	28732035	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-11): Client elects to waive			07/11/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	791752	xxxxxx	28725558	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The qualifying DTI on the loan is at least 10% less than the guideline maximum.	Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791752	xxxxxx	28725661	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	(Missing Data) Last Rate Set Date	Last Date Rate Set and Initial Rate Lock Date not provided. Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.			Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	791752	xxxxxx	28725672	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for MERS Fee. Fee Amount of $24.95 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7539)			Reviewer Comment (2023-07-10): Sufficient Cure Provided At Closing		07/10/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	791752	xxxxxx	28725673	xxxxxx	xxxxxx	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of $11.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7579)			Reviewer Comment (2023-07-10): Sufficient Cure Provided At Closing		07/10/2023		1	A	A	A	A	A	A	A	A	A	A	xxxxxx	xxxxxx	Primary	Purchase	Final CD evidences Cure	B	B	B	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792069	xxxxxx	28726802	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Experienced Investor owns and manages 2 or more properties for 12 months	Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792069	xxxxxx	28741976	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.				Reviewer Comment (2023-07-13): Updated flood cert provided	07/13/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791146	xxxxxx	28743370	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The appraisal reflects the loan estimated cost new as xxxxxx . The replacement cost estimator reflects xxxxxx . The loan amount is xxxxxx . The policy amount is xxxxxx , which is not sufficient coverage.		Reviewer Comment (2023-07-19): Policy with Guaranteed Replacement cost provided Reviewer Comment (2023-07-18): The LOE from the insurance agent is not acceptable. The policy does not reflect guaranteed replacement cost but 100% RC which is not the same thing. The dwelling coverage does not cover the loan amount nor the RCE provided.	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791146	xxxxxx	28743387	xxxxxx	xxxxxx	Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		As per note "Drive" vs as per hazard insurance "Road".		Reviewer Comment (2023-07-19): Updated HOI provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791146	xxxxxx	28743394	xxxxxx	xxxxxx	Credit	System	General	System	Flood Certificate Subject Address does not match Note address.		As per note "Drive" vs as per flood certificate "Road".		Reviewer Comment (2023-07-14): Updated flood cert provided	07/14/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791146	xxxxxx	28743396	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-12): Client elects to waive			07/12/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	791146	xxxxxx	28743402	xxxxxx	xxxxxx	Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report date: xxxxxx	As per note "Drive" vs as per appraisal "Road".		Reviewer Comment (2023-07-18): Corrected CDA provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	789010	xxxxxx	28734576	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Reviewer Comment (2023-07-13): Client elects to waive			07/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		B	B	B	B			A	A		N/A	No	Property Focused
xxxxxx	790633	xxxxxx	28735040	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-13): Client elects to waive			07/13/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790633	xxxxxx	28741431	xxxxxx	xxxxxx	Credit	Missing Document	General	Missing Document	Missing Document: Lease Agreement not provided		Lease Agreement in file for xxxxxx was not executed by the tenant.		Reviewer Comment (2023-07-18): Executed lease agreement provided	07/18/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790633	xxxxxx	28752185	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The Final Title Policy reflects a judgment, however a satisfaction of judgment was provided. Provide the clear Final Title Policy.		Reviewer Comment (2023-07-17): Updated FTP provided	07/17/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Refinance - Cash-out - Other		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790746	xxxxxx	28741812	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-16): Client elects to waive			07/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790746	xxxxxx	28741826	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Articles of Organization/Formation not provided				Reviewer Comment (2023-07-19): Articles provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790746	xxxxxx	28741827	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided				Reviewer Comment (2023-07-19): COGS provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	790746	xxxxxx	28745524	xxxxxx	xxxxxx	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The credit reference letter in file to verify one alternative credit account does not state how the account is held with the institution, payment amount, outstanding balance and status of account including a minimum 12 month payment history as required by guidelines.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-19): Client elects to waive with verified compensation factors Reviewer Comment (2023-07-19): Per the Verus guidelines, Foreign national borrowers without qualifying U.S. credit (Including borrowers without a valid Social Security number and borrowers with or without an Individual Tax Identification Number) must provide evidence of two (2) open tradelines reporting for two (2) years with activity in the most recent 12 months. The borrower does not have a valid SSN. Credit report reflets xxxxxx.			07/19/2023	2	C	B	C	B	C	B	C	B	C	B	xxxxxx	xxxxxx	Investment	Purchase		C	B	C	B			A	A		N/A	No	Property Focused
xxxxxx	792295	xxxxxx	28743538	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-16): Client elects to waive			07/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792295	xxxxxx	28743546	xxxxxx	xxxxxx	Credit	Loan Package Documentation	Closing / Title	Missing, Incorrect, or Incomplete HUD-1	Missing Final HUD-1				Reviewer Comment (2023-07-18): Final HUD provided	07/18/2023			1	D	A	D	A	D	A	D	A	D	A	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792295	xxxxxx	28745498	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		The guidelines do not allow rural properties. The appraisal reflects the property is located in a rural area. The file contains an Investor exception.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-16): Client elects to waive with verified compensation factors			07/16/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Investment	Purchase		D	B	D	B			A	A		N/A	No	Property Focused
xxxxxx	792302	xxxxxx	28750997	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has verified disposable income of at least $2500.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792302	xxxxxx	28752624	xxxxxx	xxxxxx	Credit	Asset	Asset Documentation	Asset	Missing Document: Gift Letter not provided		The file contains a gift letter in the amount of $185,000 indicating the funds will be wired directly to escrow at closing. The file contains a deposit receipt and wire confirmation that indicated the donor wired $201,310.85 to escrow at closing. An updated gift letter with the correct gift amount is required.		Reviewer Comment (2023-07-19): Updated gift letter provided	07/19/2023			1	C	A	C	A	C	A	C	A	C	A	xxxxxx	xxxxxx	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No	Mortgagor Focused
xxxxxx	792302	xxxxxx	28752740	xxxxxx	xxxxxx	Compliance	Compliance	Miscellaneous Compliance	Missing Non-Required Data	Paid To party cannot be determined on the Closing Disclosure. For compliance testing purposes, Paid To of Lender will be considered in lieu of UTD.	Date Issued: xxxxxx Real Estate Admin Fee	The final Closing Disclosure reflects the Transaction Coordination Fee being paid to xxxxxx.		Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes	Mortgagor Focused
xxxxxx	792464	xxxxxx	28750644	xxxxxx	xxxxxx	Credit	Guideline	Guideline Issue	Guideline	Unable to determine guidelines used for origination. Due diligence review may be based on non-origination guidelines (i.e. aggregator, seller).		Diligence review based on sponsor approved guidelines that may not have been used for origination	Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reviewer Comment (2023-07-17): Client elects to waive			07/17/2023	2	B	B	B	B	B	B	B	B	B	B	xxxxxx	xxxxxx	Primary	Purchase		B	B	B	B	A	A	A	A	Non QM	Non QM	No	Mortgagor Focused